                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5162

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                                BEGINNING     ENDING                 PAID DURING
                                 ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                 VALUE        VALUE       EXPENSE     1/1/06 TO
                                 1/1/06      6/30/06      RATIOS       6/30/06*
                                ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $1,000.00   $1,037.90      0.80%        $4.04
Service Class                    1,000.00    1,036.40      1.05%         5.30

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.83      0.80%        $4.01
Service Class                    1,000.00    1,019.59      1.05%         5.26

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                               Balanced Series-1

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
SECTOR ALLOCATION AND CREDIT QUALITY BREAKDOWN
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
COMMON STOCK                                                           60.43%
Consumer Discretionary                                                  5.48%
Consumer Staples                                                        7.37%
Energy                                                                  3.63%
Financials                                                             14.43%
Health Care                                                            11.10%
Industrials                                                             3.74%
Information Technology                                                  7.32%
Materials                                                               1.77%
Telecommunications                                                      3.73%
Utilities                                                               1.86%
                                                                      ------
PREFERRED STOCK                                                         0.06%
                                                                      ------
AGENCY ASSET-BACKED SECURITIES                                          0.02%
                                                                      ------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                              1.63%
                                                                      ------
AGENCY MORTGAGE-BACKED SECURITIES                                       6.42%
                                                                      ------
AGENCY OBLIGATIONS                                                      2.29%
                                                                      ------
COMMERCIAL MORTGAGE-BACKED SECURITIES                                   1.71%
                                                                      ------
CORPORATE BONDS                                                        13.51%
                                                                      ------
Banking                                                                 1.42%
Basic Industry                                                          0.28%
Brokerage                                                               0.53%
Capital Goods                                                           0.22%
Communications                                                          1.58%
Consumer Cyclical                                                       0.92%
Consumer Non-Cyclical                                                   0.93%
Electric                                                                1.74%
Energy                                                                  0.68%
Finance Companies                                                       1.53%
Industrial                                                              0.03%
Insurance                                                               1.41%
Natural Gas                                                             0.94%
Real Estate                                                             0.31%
Technology                                                              0.27%
Transportation                                                          0.72%
                                                                      ------
FOREIGN AGENCIES                                                        0.09%
                                                                      ------
MUNICIPAL BONDS                                                         0.92%
                                                                      ------
NON-AGENCY ASSET BACKED SECURITIES                                      2.61%
                                                                      ------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                          7.42%
                                                                      ------
U.S. TREASURY OBLIGATIONS                                               4.72%
                                                                      ------
REPURCHASE AGREEMENTS                                                   2.03%
                                                                      ------
SECURITIES LENDING COLLATERAL                                           4.28%
                                                                      ------
Fixed Rate Notes                                                        0.76%
Variable Rate Notes                                                     3.52%
                                                                      ------
TOTAL MARKET VALUE OF SECURITIES                                      108.14%
                                                                      ------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL                     (7.36%)
                                                                      ------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                        (0.78%)
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ------

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
------------------------------------------------------------
AAA                                                                    63.38%
AA                                                                      3.50%
A                                                                      12.01%
BBB                                                                    18.97%
BB                                                                      0.64%
B                                                                       1.01%
CCC                                                                     0.40%
NR                                                                      0.09%
                                                                      ------
TOTAL                                                                 100.00%
                                                                      ------


                                                               Balanced Series-2

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                           NUMBER      MARKET
                                                         OF SHARES      VALUE
                                                         ---------   ----------
                                                                      (U.S. $)
COMMON STOCK-60.43%
CONSUMER DISCRETIONARY-5.48%
Gap...................................................      37,400   $   650,760
Limited Brands........................................      24,200       619,278
Mattel................................................      40,300       665,353
                                                                     -----------
                                                                       1,935,391
                                                                     -----------
CONSUMER STAPLES-7.37%
B&G Foods.............................................          25           405
ConAgra Foods.........................................      28,500       630,135
Heinz (H.J.)..........................................      15,200       626,544
Kimberly-Clark........................................      10,900       672,530
Safeway...............................................      25,800       670,800
                                                                     -----------
                                                                       2,600,414
                                                                     -----------
ENERGY-3.63%
Chevron...............................................      10,300       639,218
ConocoPhillips........................................       9,800       642,194
                                                                     -----------
                                                                       1,281,412
                                                                     -----------
FINANCIALS-14.43%
Allstate..............................................      11,700       640,341
Aon...................................................      16,300       567,566
Chubb.................................................      12,900       643,710
Hartford Financial Services Group.....................       7,500       634,500
Huntington Bancshares.................................      26,700       629,586
Morgan Stanley........................................      10,500       663,705
Wachovia..............................................      12,200       659,776
Washington Mutual.....................................      14,300       651,794
                                                                     -----------
                                                                       5,090,978
                                                                     -----------
HEALTH CARE-11.10%
Abbott Laboratories...................................      14,800       645,428
Baxter International..................................      17,500       643,300
Bristol-Myers Squibb..................................      25,700       664,602
Merck & Co............................................      19,700       717,671
Pfizer................................................      25,900       607,873
Wyeth.................................................      14,400       639,504
                                                                     -----------
                                                                       3,918,378
                                                                     -----------
INDUSTRIALS-3.74%
Donnelley (R.R.) & Sons...............................      20,800       664,560
Waste Management......................................      18,300       656,604
                                                                      ----------
                                                                       1,321,164
                                                                      ----------
INFORMATION TECHNOLOGY-7.32%
Hewlett-Packard.......................................      19,500       617,760
Intel.................................................      36,300       687,885
International Business Machines.......................       8,100       622,242
+Xerox................................................      47,200       656,552
                                                                     -----------
                                                                       2,584,439
                                                                     -----------
MATERIALS-1.77%
duPont (E.I.) deNemours...............................      15,000       624,000
                                                                     -----------
                                                                         624,000
                                                                     -----------
TELECOMMUNICATIONS-3.73%
AT&T..................................................      23,000       641,470
Verizon Communications................................      20,200       676,498
                                                                     -----------
                                                                       1,317,968
                                                                     -----------
UTILITIES-1.86%
*Progress Energy......................................      15,300       655,911
                                                                     -----------
                                                                         655,911
                                                                     -----------
TOTAL COMMON STOCK
   (COST $20,097,373).................................                21,330,055
                                                                     -----------
PREFERRED STOCK-0.06%
Nexen 7.35%...........................................         790   $    19,774
                                                                     -----------
TOTAL PREFERRED STOCK
   (COST $19,750).....................................                    19,774
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------
                                                          (U.S. $)
AGENCY ASSET-BACKED
   SECURITIES-0.02%
oFannie Mae Whole Loan Series
   2002-W11 AV1 5.663% 11/25/32.......................   $   6,166         6,167
                                                                     -----------
TOTAL AGENCY ASSET-BACKED
   SECURITIES (COST $6,169)...........................                     6,167
                                                                     -----------
AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS-1.63%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26...................      22,468        23,721
   Series 2003-122 AJ 4.50% 2/25/28...................      22,313        21,448
   Series 2005-110 MB 5.50% 9/25/18...................      60,000        59,185
Fannie Mae Grantor Trust Series
   2001-T8 A2 9.50% 7/25/41...........................      19,616        20,969
Fannie Mae Whole Loan
   Series 2004-W9 2A1 6.50% 2/25/44...................      33,476        33,779
   Series 2004-W11 1A2 5.663% 5/25/44.................      35,505        35,830
Freddie Mac
   Series 1730 Z 7.00% 5/15/24........................      18,814        19,554
   Series 2326 ZQ 6.50% 6/15/31.......................      88,240        90,767
   Series 2480 EH 6.00% 11/15/31......................       3,958         3,955
   Series 2662 MA 4.50% 10/15/31......................      41,494        40,294
   Series 2872 GC 5.00% 11/15/29......................      40,000        38,319
   Series 2890 PC 5.00% 7/15/30.......................      65,000        62,372
   Series 3022 MB 5.00% 12/15/28......................      30,000        29,073
   Series 3063 PC 5.00% 11/1/35.......................      60,000        58,012
(D)Freddie Mac Structured Pass Through
   Securities Series T-58 2A 6.50% 9/25/43                  36,679        36,959
                                                                     -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $592,199)........................                   574,237
                                                                     -----------
AGENCY MORTGAGE-BACKED
   SECURITIES-6.42%
Fannie Mae
   6.50% 8/1/17.......................................      25,515        25,826
   6.765% 1/1/07......................................       4,404         4,394
Fannie Mae Relocation 30 yr
   5.00% 11/1/33......................................      60,579        57,323
   5.00% 11/1/34......................................      44,273        41,825
Fannie Mae S.F. 20 yr 5.50% 8/1/25                          40,117        38,938
Fannie Mae S.F. 30 yr
   5.50% 3/1/29.......................................      75,615        73,039
   5.50% 4/1/29.......................................      85,539        82,626
   7.50% 6/1/31.......................................      31,471        32,612
   9.50% 6/1/19.......................................       9,000         9,543
Fannie Mae S.F. 30 yr TBA
   5.00% 7/1/36.......................................     285,000       266,475
   5.50% 7/1/36.......................................   1,035,000       994,246
   6.50% 7/1/36.......................................     185,000       185,983


                                                               Balanced Series-3

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
                                                           (U.S. $)    (U.S. $)
AGENCY MORTGAGE-BACKED
   SECURITIES (CONTINUED)
oFreddie Mac ARM 3.914% 4/1/34.........................   $  28,344   $   28,140
Freddie Mac Relocation 30 yr 5.00% 9/1/33 .............     104,604       99,145
Freddie Mac S.F. 15 yr 4.00% 2/1/14 ...................      65,004       61,592
Freddie Mac S.F. 20 yr 5.50% 9/1/24 ...................      75,636       73,532
Freddie Mac S.F. 30 yr
   6.50% 10/1/33.......................................      19,428       19,592
   7.00% 11/1/33.......................................      16,470       16,887
Freddie Mac S.F. 30 yr TBA 5.00% 7/1/36................     155,000      144,780
GNMA I S.F. 30 yr 7.50% 1/15/32........................       7,295        7,630
                                                                      ----------
TOTAL AGENCY MORTGAGE-BACKED
   SECURITIES (COST $2,296,284)........................                2,264,128
                                                                      ----------
AGENCY OBLIGATIONS-2.29%
Fannie Mae
   *3.375% 12/15/08..................                       265,000      252,678
   (Y)5.377% 10/9/19.................                       230,000      104,969
   6.25% 2/1/11.....................                        105,000      107,645
   6.625% 9/15/09...................                        100,000      103,459
Federal Home Loan Bank 4.25% 9/14/07                        145,000      142,930
(Y)Resolution Funding Interest Strip
   5.226% 10/15/25.................                         275,000       96,801
                                                                      ----------
TOTAL AGENCY OBLIGATIONS
   (COST $842,240)...................                                    808,482
                                                                      ----------
COMMERCIAL MORTGAGE-BACKED
   SECURITIES- 1.71%
Bank of America Commercial Mortgage
   Series 2006-2 AJ 5.776% 5/10/45.....................      25,000       24,617
#Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA E 144A 5.064% 5/14/16...............      40,000       39,413
(D)Commercial Mortgage Pass Through Certificates
   #Series 2001-J1A A2 144A 6.457% 2/14/34.............      29,066       29,708
   Series 2006-C7 A2 5.69% 6/10/46.....................      25,000       24,905
oCredit Suisse Mortgage Capital Certificates
   Series 2006-C1 AAB 5.681% 2/15/39...................      15,000       14,741
#Crown Castle Towers Series 2005-1A C
   144A 5.074% 6/15/35.................................      25,000       24,040
First Union-Lehman Brothers-Bank of
   America Series 1998-C2 A2 6.56% 11/18/35............      29,565       29,881
General Electric Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35...................      75,000       76,786
#Hilton Hotel Pool Trust Series 2000-HLTA A1
   144A 7.055% 10/6/15.................................      16,700       17,189
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37....................      35,000       34,283
   Series 2003-C1 A2 4.985% 1/12/37....................      68,000       65,012
   #oSeries 2006-RRA1 A1 144A 5.61% 10/18/52...........      25,000       24,062
Lehman Brothers-UBS Commercial Mortgage
   Trust Series 2002-C1 A4 6.462% 3/15/31..............      55,000       56,753
oMerrill Lynch Mortgage Trust Series
   2004-BPC1 A3 4.467% 10/12/41........................      25,000       23,512
oMerrill Lynch/Countrywide Commercial
   Mortgage Trust Series 2006-2 AJ 5.917%
   6/12/46.............................................      25,000       25,004
COMMERCIAL MORTGAGE-BACKED
   SECURITIES (CONTINUED)
#Tower 144A
   Series 2004-2A A 4.232% 12/15/14....................   $  45,000   $   43,024
   Series 2006-1 B 5.588% 2/15/36......................      25,000       24,493
   Series 2006-1 C 5.707% 2/15/36......................      25,000       24,524
                                                                      ----------
TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (COST $629,560)..........................                  601,947
                                                                      ----------
CORPORATE BONDS-13.51%
BANKING-1.42%
o#Banco Santander 144A 5.633% 12/9/09..................      40,000       40,037
oBarclays Bank 6.278% 12/29/49.........................      10,000        8,730
Citigroup 5.875% 2/22/33...............................      20,000       18,725
Credit Suisse First Boston USA
   6.125% 11/15/11.....................................      55,000       55,799
Popular North America
   4.25% 4/1/08........................................      55,000       53,515
   o5.41% 4/6/09.......................................      25,000       25,066
Popular North America Capital Trust
   6.564% 9/15/34......................................      50,000       45,653
o#Rabobank Capital Funding II
   144A 5.26% 12/29/49.................................      35,000       32,889
oRBS Capital Trust I 4.709% 12/29/49...................      60,000       54,311
o#Resona Preferred Global Securities
   Cayman 144A 7.191% 12/29/49.........................      80,000       80,378
#Wachovia Capital I 144A 7.64% 1/15/27.................      40,000       41,769
oWachovia Capital Trust III 5.80% 8/29/49..............      45,000       43,712
                                                                      ----------
                                                                         500,584
                                                                      ----------
BASIC INDUSTRY-0.28%
Abitibi-Consolidated 7.875% 8/1/09.....................       5,000        4,813
Barrick Gold Finance 7.50% 5/1/07......................      15,000       15,212
Bowater 9.50% 10/15/12.................................       5,000        5,013
Lubrizol 4.625% 10/1/09................................      30,000       28,905
Norske Skog Canada 8.625% 6/15/11......................       5,000        4,900
Potlatch 13.00% 12/1/09................................       5,000        5,870
*Rhodia 8.875% 6/1/11..................................       4,000        4,005
*++Solutia 6.72% 10/15/37..............................       5,000        4,644
Tembec Industries 8.625% 6/30/09.......................       5,000        2,763
Weyerhaeuser 7.125% 7/15/23............................      25,000       24,636
                                                                      ----------
                                                                         100,761
                                                                      ----------
BROKERAGE-0.53%
Amvescap 4.50% 12/15/09................................      55,000       52,622
Goldman Sachs 6.345% 2/15/34...........................      25,000       23,379
JPMorgan Capital Trust I 7.54% 1/15/27.................      10,000       10,394
Merrill Lynch 6.05% 5/16/16............................     100,000       99,524
                                                                      ----------
                                                                         185,919
                                                                      ----------
CAPITAL GOODS-0.22%
Casella Waste Systems 9.75% 2/1/13 ....................       5,000        5,275
General Electric 5.00% 2/1/13..... ....................      40,000       38,366
*Geo Subordinate 11.00% 5/15/12... ....................       5,000        5,050
Interface 10.375% 2/1/10.......... ....................       5,000        5,494
Intertape Polymer 8.50% 8/1/14.... ....................       5,000        4,625
United Technologies 6.05% 6/1/36.. ....................      20,000       19,742
                                                                      ----------
                                                                          78,552
                                                                      ----------


                                                               Balanced Series-4

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                             (U.S. $)   (U.S. $)
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
COMMUNICATIONS-1.58%
(DS)Adelphia Communications 8.125% 12/15/06 .............    $  5,000   $  2,750
American Tower 7.125% 10/15/12 ..........................       5,000      5,013
AT&T
   7.30% 11/15/11 .......................................      40,000     42,508
   8.00% 11/15/31 .......................................      15,000     17,272
BellSouth 4.20% 9/15/09 .................................      25,000     23,851
British Telecommunications 8.875% 12/15/30 ..............      15,000     18,487
*++Century Communications 9.50% 9/1/06 ..................       5,000      5,025
Charter Communications Holdings 13.50% 1/15/11 ..........       5,000      3,275
Comcast 6.50% 11/15/35 ..................................      15,000     14,204
Cox Communications 4.625% 1/15/10 .......................      25,000     23,865
Embarq 6.738% 6/1/13 ....................................      20,000     19,967
(SS)Inmarsat Finance 10.375% 11/15/12 ...................       5,000      4,281
*Insight Midwest 10.50% 11/1/10 .........................       5,000      5,238
*iPCS 11.50% 5/1/12 .....................................       5,000      5,600
*Mediacom Capital 9.50% 1/15/13 .........................       5,000      5,000
News America Holdings 7.75% 12/1/45 .....................      20,000     21,095
#*RH Donnelley 144A 8.875% 1/15/16 ......................       5,000      5,069
*Rural Cellular 9.875% 2/1/10 ...........................       5,000      5,169
Sprint Capital
   *7.625% 1/30/11 ......................................      35,000     37,291
   8.75% 3/15/32 ........................................      40,000     48,373
*Telefonica Emisiones 5.984% 6/20/11 ....................      75,000     74,804
Telefonos de Mexico 4.50% 11/19/08 ......................      65,000     62,860
Thomson 5.75% 2/1/08 ....................................      30,000     29,963
Time Warner Entertainment 8.375% 3/15/23 ................      10,000     11,146
oUS LEC 13.62% 10/1/09 ..................................       5,000      5,338
#Viacom 144A
   o5.691% 6/16/09 ......................................      30,000     30,010
   5.75% 4/30/11 ........................................      25,000     24,581
#XM Satellite Radio 144A 9.75% 5/1/14 ...................       5,000      4,600
                                                                        --------
                                                                         556,635
                                                                        --------
CONSUMER CYCLICAL-0.92%
oCentex 5.399% 8/1/07 ...................................      40,000     40,028
Corrections Corporation of America 7.50% 5/1/11 .........       5,000      5,063
oDaimlerChrysler NA Holding 5.74% 3/13/09 ...............     100,000    100,142
*General Motors Acceptance Corporation
   6.875% 9/15/11 .......................................      35,000     33,431
   8.00% 11/1/31 ........................................      10,000      9,637
Home Depot 5.40% 3/1/16 .................................      20,000     19,207
*Mandalay Resort Group 9.50% 8/1/08 .....................       5,000      5,313
*Metaldyne 10.00% 11/1/13 ...............................       5,000      4,863
Penney (JC) 8.00% 3/1/10 ................................      15,000     15,994
*Playtex Products 9.375% 6/1/11 .........................       5,000      5,231
Time Warner 8.18% 8/15/07 ...............................      75,000     76,964
(SS)Town Sports International 11.00% 2/1/14 .............       5,000      4,013
*Warner Music Group 7.375% 4/15/14 ......................       5,000      4,875
                                                                        --------
                                                                         324,761
                                                                        --------
CONSUMER NON-CYCLICAL-0.93%
Anheuser Busch 5.75% 4/1/36 .............................      15,000     14,115
Biovail 7.875% 4/1/10 ...................................       5,000      5,088
*Cott Beverages 8.00% 12/15/11 ..........................       5,000      5,013
#CRC Health 144A 10.75% 2/1/16 ..........................       5,000      5,113
Humana 6.45% 6/1/16 .....................................      20,000     19,833
Kraft Foods 4.125% 11/12/09 .............................    $ 55,000   $ 52,316
Kroger 6.375% 3/1/08 ....................................      30,000     30,229
Marsh Supermarket 8.875% 8/1/07 .........................       1,000        999
*Medco Health Solutions 7.25% 8/15/13 ...................      75,000     79,519
Medtronic 4.375% 9/15/10 ................................       5,000      4,767
President and Fellows of Harvard College
   6.30% 10/1/37 ........................................      35,000     35,323
UST 6.625% 7/15/12 ......................................      30,000     30,896
*Vanguard Health 11.25% 10/1/15 .........................      10,000      7,100
*Warner Chilcott 8.75% 2/1/15 ...........................       5,000      5,175
Wyeth 5.50% 2/1/14 ......................................      35,000     33,870
                                                                        --------
                                                                         329,356
                                                                        --------
ELECTRIC-1.74%
oAlabama Power Capital Trust IV 4.75% 10/1/42 ...........      55,000     54,310
Avista 7.75% 1/1/07 .....................................     130,000    131,127
#++Calpine 144A 9.90% 7/15/07 ...........................         196        189
Consolidated Edison of New York 6.20% 6/15/36 ...........      25,000     24,421
Dominion Resources
   5.687% 5/15/08 .......................................      20,000     19,947
   o5.79% 9/28/07 .......................................      30,000     30,029
Duke Capital 5.668% 8/15/14 .............................      35,000     33,887
FPL Group Capital 4.086% 2/16/07 ........................      40,000     39,612
#Midamerican Energy Holdings 144A 6.125% 4/1/36 .........      20,000     18,757
*Midwest Generation 8.75% 5/1/34 ........................       5,000      5,325
oNisource Finance 5.764% 11/23/09 .......................      20,000     20,040
Northern State Power 6.25% 6/1/36 .......................      25,000     24,918
NRG Energy 7.25% 2/1/14 .................................       5,000      4,888
Pepco Holdings
   5.50% 8/15/07 ........................................      40,000     39,866
   o5.856% 6/1/10 .......................................      30,000     30,110
#Power Contract Financing 144A 6.256% 2/1/10 ............      20,000     20,011
PSEG Funding Trust I 5.381% 11/16/07 ....................      40,000     39,725
Southern Capital Funding 5.30% 2/1/07 ...................      25,000     24,887
Tampa Electric 6.55% 5/15/36 ............................      15,000     15,109
TXU Electric Delivery 7.00% 5/1/32 ......................      25,000     26,025
Xcel Energy 6.50% 7/1/36 ................................      10,000      9,839
                                                                        --------
                                                                         613,022
                                                                        --------
ENERGY-0.68%
*Bluewater Finance 10.25% 2/15/12 .......................       5,000      5,088
#Canadian Oil Sands 144A 4.80% 8/10/09 ..................      35,000     33,919
#Hilcorp Energy 144A 10.50% 9/1/10 ......................       2,000      2,165
Nexen 5.875% 3/10/35 ....................................      20,000     17,713
oSecunda International 13.068% 9/1/12 ...................       5,000      5,250
Talisman Energy 5.125% 5/15/15 ..........................      15,000     13,996
USX 9.125% 1/15/13 ......................................      40,000     46,704
Valero Energy 6.125% 4/15/07 ............................      45,000     45,109
Weatherford International 4.95% 10/15/13 ................      70,000     65,550
Whiting Petroleum 7.25% 5/1/13 ..........................       5,000      4,813
                                                                        --------
                                                                         240,307
                                                                        --------


                                                               Balanced Series-5

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                           (U.S. $)    (U.S. $)
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
FINANCE COMPANIES-1.53%
American General Finance 4.875% 7/15/12 ...............    $ 30,000   $   28,418
oAmeriprise Financial 7.518% 6/1/66 ...................      25,000       25,195
FINOVA Group 7.50% 11/15/09 ...........................       5,763        1,729
*#Hughes Network Systems/ Finance
   144A 9.50% 4/15/14 .................................       5,000        4,925
#Kaupthing Bank 144A 7.125% 5/19/16 ...................     100,000      100,205
LaBranche & Co. 11.00% 5/15/12 ........................       5,000        5,500
oMUFG Capital Finance 1 6.346% 7/29/49 ................     100,000       96,636
o#Premium Asset Trust Series 2005-2
   144A 5.191% 2/2/07 .................................      50,000       49,969
Residential Capital
   6.00% 2/22/11 ......................................      30,000       29,098
   6.125% 11/21/08 ....................................      30,000       29,668
   6.375% 6/30/10 .....................................      25,000       24,681
   6.50% 4/17/13 ......................................      35,000       34,393
*6.875% 6/30/15 .......................................      90,000       89,761
Sovereign Capital Trust VI 7.908% 6/13/36 .............      20,000       20,592
                                                                      ----------
                                                                         540,770
                                                                      ----------
INDUSTRIAL-0.03%
#Knowledge Learning 144A 7.75% 2/1/15 .................      10,000        9,200
                                                                      ----------
                                                                           9,200
                                                                      ----------
INSURANCE-1.41%
AmerUs Group 6.583% 5/16/11 ...........................      35,000       35,029
#Farmers Insurance Exchange 144A
   6.00% 8/1/14 .......................................      10,000        9,634
   8.625% 5/1/24 ......................................      70,000       77,852
Marsh & McLennan
   5.15% 9/15/10 ......................................      35,000       33,814
o5.19% 7/13/07 ........................................      10,000        9,997
*5.375% 3/15/07 .......................................      40,000       39,799
MetLife
   5.00% 6/15/15 ......................................      20,000       18,534
   5.70% 6/15/35 ......................................       5,000        4,475
#Nationwide Mutual Insurance
    144A 7.875% 4/1/33 ................................      45,000       50,047
#Nippon Life Insurance 144A 4.875% 8/9/10 .............      35,000       33,668
Safeco Capital I 8.072% 7/15/37 .......................      45,000       47,317
St. Paul Travelers 5.01% 8/16/07 ......................      30,000       29,666
UnitedHealth Group 5.80% 3/15/36 ......................      15,000       13,471
WellPoint
   4.25% 12/15/09 .....................................      25,000       23,864
   5.85% 1/15/36 ......................................      20,000       17,930
Willis Group
   5.125% 7/15/10 .....................................      25,000       24,136
   5.625% 7/15/15 .....................................      30,000       27,909
                                                                      ----------
                                                                         497,142
                                                                      ----------
NATURAL GAS-0.94%
oAtmos Energy 5.443% 10/15/07 .........................      40,000       40,063
El Paso Production Holding 7.75% 6/1/13 ...............       5,000        5,063
Enterprise Products Operating
   4.00% 10/15/07 .....................................      50,000       48,664
   4.625% 10/15/09 ....................................      40,000       38,350
Inergy Finance 6.875% 12/15/14 ........................       5,000        4,675
ONEOK 5.51% 2/16/08 ...................................      25,000       24,848
Sempra Energy
   4.621% 5/17/07 .....................................    $ 40,000   $   39,619
   o5.659% 5/21/08 ....................................      50,000       50,047
Valero Logistics Operations 6.05% 3/15/13 .............      80,000       79,431
                                                                      ----------
                                                                         330,760
                                                                      ----------
REAL ESTATE-0.31%
American Real Estate Partners 8.125% 6/1/12 ...........       4,000        4,010
BF Saul REIT 7.50% 3/1/14 .............................       5,000        5,100
oBrandywine Operating Partnership 5.415% 4/1/09 .......      35,000       35,043
*Developers Diversified Realty 4.625% 8/1/10 ..........      50,000       47,657
HRPT Properties Trust 5.75% 2/15/14 ...................      20,000       19,285
                                                                      ----------
                                                                         111,095
                                                                      ----------
TECHNOLOGY-0.27%
*Magnachip Semiconductor 8.00% 12/15/14 ...............       5,000        4,175
Motorola 4.608% 11/16/07 ..............................      90,000       88,733
#Telcordia Technologies 144A 10.00% 3/15/13 ...........       5,000        4,250
                                                                      ----------
                                                                          97,158
                                                                      ----------
TRANSPORTATION-0.72%
American Airlines 3.857% 7/9/10 .......................      43,580       41,183
Continental Airlines 6.503% 6/15/11 ...................      95,000       94,815
oCSX 5.43% 8/3/06 .....................................      20,000       20,000
#Erac USA Finance 144A 7.35% 6/15/08 ..................      80,000       82,147
(SS)H-Lines Finance Holdings 11.00% 4/1/13 ............       5,000        4,313
#Hertz 144A 8.875% 1/1/14 .............................      10,000       10,300
                                                                      ----------
                                                                         252,758
                                                                      ----------
TOTAL CORPORATE BONDS
   (COST $4,823,803) ..................................                4,768,780
                                                                      ----------
FOREIGN AGENCIES-0.09%
Pemex Project Funding Master Trust 6.625% 6/15/35 .....      35,000       31,719
                                                                      ----------
TOTAL FOREIGN AGENCIES
   (COST $31,014) .....................................                   31,719
                                                                      ----------
MUNICIPAL BONDS-0.92%
Augusta, Georgia Water & Sewer
   Revenue 5.25% 10/1/39 (FSA) ........................      55,000       57,103
California State 5.00% 2/1/33 .........................      20,000       20,147
California State University Systemwide
   Revenue 5.00% 11/1/30 (AMBAC) ......................      20,000       20,436
Colorado Department of Transportation
   Revenue 5.00% 12/15/12 (FGIC) ......................      70,000       73,939
Illinois State Taxable Pension 5.10% 6/1/33 ...........      30,000       26,952
New Jersey Economic Development Authority
   Revenue Cigarette Tax 5.75% 6/15/29 ................      40,000       42,153
New York State Urban Development
   Series A-1 5.25% 3/15/34 (FGIC) ....................      35,000       36,437
Oregon State Taxable Pension 5.892% 6/1/27 ............      35,000       34,790
West Virginia Economic Development
   Authority 5.37% 7/1/20 (MBIA) ......................      15,000       14,382
                                                                      ----------
TOTAL MUNICIPAL BONDS
   (COST $330,319) ....................................                  326,339
                                                                      ----------


                                                               Balanced Series-6

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                             (U.S. $)   (U.S. $)
                                                            ---------   --------
NON-AGENCY ASSET BACKED SECURITIES-2.61%
Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17 .......................     $45,000   $ 40,319
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20 .....................      50,000     49,080
   oSeries 2005-12 2A2 4.898% 2/25/36 ...................      60,000     59,211
   oSeries 2006-3 2A2 5.503% 6/25/36 ....................      70,000     70,123
   Series 2006-S3 A2 6.085% 7/25/36 .....................      40,000     39,996
Credit-Based Asset Service and Securitization
   Series 2005-CB8 AF1B 5.451% 12/25/35 .................      73,362     72,874
#GSAA Trust Series 2004-4N Note
   144A 6.25% 5/25/34 ...................................       1,361      1,358
GSAMP Series 2006-S3 A1 6.085% 5/25/36 ..................      49,155     49,035
#MASTR Specialized Loan Trust Series
   2005-2 A2 144A 5.15% 7/25/35 .........................      33,673     32,905
oMerrill Lynch Mortgage Investors
   Series 2005-NCB A1A 5.451% 7/25/36 ...................      15,571     15,476
   Series 2006-AR1 A2C 5.483% 3/25/37 ...................      75,000     74,998
Mid-State Trust
   Series 11 A1 4.864% 7/15/38 ..........................      20,136     18,762
   Series 2004-1 A 6.005% 8/15/37 .......................      10,889     10,831
oOption One Mortgage Loan Trust
   Series 2005-4 A3 5.583% 11/25/35 .....................      75,000     75,194
Ownit Mortgage Loan Asset Backed
   Certificates Series 2006-2 A2B
   5.633% 1/25/37 .......................................      15,000     14,951
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35 .....................      34,242     34,012
   Series 2005-4 A2 5.399% 12/1/35 ......................      35,000     34,662
oResidential Asset Mortgage Products
   Series 2004-RZ2 AI3 4.30% 1/25/31 ....................      40,000     39,472
oResidential Asset Securities Series
   2006-KS3 AI3 5.493% 4/25/36 ..........................      85,000     85,151
oResidential Funding Mortgage Securities II
   Series 2005-HI2 A1 5.463% 5/25/35 ....................      27,976     27,978
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31 ....................      34,706     31,076
   Series 2004-16XS A2 4.91% 8/25/34 ....................      45,043     44,769
                                                                        --------
TOTAL NON-AGENCY ASSET BACKED SECURITIES
   (COST $894,853) ......................................                922,233
                                                                        --------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-7.42%
oAmerican Home Mortgage Investment
   Trust Series 2005-2 5A1 5.064% 9/25/35 ...............      35,000     33,203
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33 ....................      71,103     69,659
   Series 2004-2 1A1 6.00% 3/25/34 ......................      38,885     38,095
   Series 2005-3 2A1 5.50% 4/25/20 ......................      41,745     40,793
   Series 2005-5 2CB1 6.00% 6/25/35 .....................      43,074     42,185
   Series 2005-9 5A1 5.50% 10/25/20 .....................      27,752     27,085
Bank of America Mortgage Securities
   oSeries 2003-D 1A2 6.101% 5/25/33 ....................       1,490      1,493
   Series 2005-9 2A1 4.75% 10/25/20 .....................      47,280     45,516
oBear Stearns Adjustable Rate Mortgage
   Trust Series 2005-7 1A2 4.75% 8/25/35 ................      21,068     20,405
oBear Stearns Alternative A Trust
   Series 2006-3 33A1 6.204% 5/25/36 ....................     $53,486   $ 53,687
   Series 2006-3 34A1 6.226% 5/25/36 ....................      56,428     56,670
Chase Mortgage Finance Series 2003-S8
   A2 5.00% 9/25/18 .....................................      85,228     82,356
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35 ...................      19,902     19,485
   oSeries 2004-J7 1A2 4.673% 8/25/34 ...................      30,247     29,970
   oSeries 2005-63 3A1 5.902% 11/25/35 ..................      55,997     55,490
   Series 2006-2CB A3 5.50% 3/25/36 .....................      42,187     41,921
(D)Countrywide Home Loan Mortgage Pass Through Trust
   Series 2006-1 A2 6.00% 3/25/36 .......................      42,797     41,824
   oSeries 2006-HYB3 3A1A 6.143% 5/25/36 ................      53,846     53,817
   oSeries 2006-HYB4 1A2 5.75% 6/20/36 ..................      44,922     44,641
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33 ....................      19,953     20,015
   Series 2004-1 3A1 7.00% 2/25/34 ......................      12,931     13,039
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 1A1 6.25% 10/25/34 ...................      51,263     51,078
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33 .....................      18,455     19,184
   oSeries 2004-AR5 4A1 5.67% 10/25/34 ..................      34,985     34,348
oGeneral Motors Acceptance Corporation
   Mortgage Loan Trust Series 2005-AR2 4A
   5.187% 5/25/35 .......................................      42,824     40,881
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27 ........................      36,918     38,137
   Series 2005-RP1 1A4 8.50% 1/25/35 ....................      16,410     17,272
   Series 2005-RP1 1A3 8.00% 1/25/35 ....................      27,467     28,623
oIndymac Index Mortgage Loan Trust
   Series 2005-AR25 1A21 5.897% 12/25/35 ................      46,762     46,324
   Series 2006-AR2 1A1A 5.543% 4/25/46 ..................      68,102     68,156
   Series 2006-AR7 5A1 6.167% 5/25/36 ...................      39,235     39,169
oJPMorgan Mortgage Trust Series
   2005-A6 1A2 5.151% 9/25/35 ...........................      60,000     57,841
Lehman Mortgage Trust Series 2005-2
   2A3 5.50% 12/25/35 ...................................      45,321     44,861
oMASTR Adjustable Rate Mortgages Trust
   Series 2003-6 1A2 2.87% 12/25/33 .....................      47,148     47,199
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33 ......................       8,988      9,096
   Series 2005-3 7A1 6.00% 4/25/35 ......................      49,162     48,485
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34 ......................      41,480     43,160
   Series 2005-2 1A4 8.00% 5/25/35 ......................      20,531     21,301
Morgan Stanley Mortgage Loan Trust
   Series 2006-2 6A 6.50% 2/25/36 .......................      24,153     24,175
Nomura Asset Acceptance
   Series 2005-WF1 2A2 4.786% 3/25/35 ...................      65,000     63,354
   oSeries 2006-AF1 1A2 6.159% 5/25/36 ..................      60,000     59,681
Prime Mortgage Trust Series 2004-CL1
   1A1 6.00% 2/25/34 ....................................      21,455     21,019
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31 ....................      22,466     22,740
   Series 2004-SL4 A3 6.50% 7/25/32 .....................      31,686     31,946
   Series 2005-SL1 A2 6.00% 5/25/32 .....................      35,957     36,202


                                                               Balanced Series-7

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                          (U.S. $)     (U.S. $)
                                                         ---------   -----------
NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (CONTINUED)
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34 ..................    $ 39,664   $    38,512
   Series 2005-3XS A2 5.573% 1/25/35 .................      69,929        69,985
Structured Asset Securities
   oSeries 2002-22H 1A 6.977% 11/25/32 ...............      12,783        12,997
   Series 2004-12H 1A 6.00% 5/25/34 ..................      44,771        43,847
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33 .................      24,353        23,369
   Series 2004-CB3 4A 6.00% 10/25/19 .................      69,893        69,915
   oSeries 2006-AR7 1A 5.123% 7/25/46 ................      35,000        34,934
(D)Washington Mutual Alternative Mortgage
   Pass Through Certificates
   Series 2005-9 3CB 5.50% 10/25/20 ..................      55,360        54,675
   Series 2006-2 2CB 6.50% 3/25/36 ...................      37,655        37,631
   oSeries 2006-AR5 3A 5.083% 7/25/46 ................      30,000        29,981
Wells Fargo Mortgage Backed Securities Trust
   oSeries 2004-I 1A1 3.383% 7/25/34 .................      50,377        50,336
   oSeries 2004-T A1 3.455% 9/25/34 ..................      39,277        39,354
   Series 2005-17 1A1 5.50% 1/25/36 ..................      53,603        50,923
   Series 2006-2 3A1 5.75% 3/25/36 ...................      54,287        52,235
   oSeries 2006-AR4 1A1 5.87% 4/25/36 ................      73,524        72,536
   oSeries 2006-AR4 2A1 5.793% 4/25/36 ...............     107,250       105,169
   Series 2006-7 2A1 6.00% 6/25/36 ...................      89,617        87,294
                                                                     -----------
TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (COST $2,707,665) ............                 2,619,274
                                                                     -----------
U.S. TREASURY OBLIGATIONS-4.72%
*U.S. Treasury Bonds
   4.50% 2/15/36 .....................................     235,000       210,784
   5.375% 2/15/31 ....................................      75,000        76,318
   6.25% 8/15/23 .....................................      20,000        22,064
U.S. Treasury Inflation Index Notes
   2.375% 4/15/11 ....................................     142,086       141,570
(OO)*3.00% 7/15/12 .................................      78,426        80,785
   3.875% 1/15/09 ....................................      61,416        63,632
*U.S. Treasury Notes
   4.50% 2/15/16 .....................................      15,000        14,276
   4.875% 4/30/08 ....................................     250,000       248,721
   4.875% 5/31/08 ....................................      65,000        64,657
   4.875% 5/31/11 ....................................     260,000       257,441
   5.125% 5/15/16 ....................................     335,000       334,712
^*U.S. Treasury Strip 4.202% 11/15/13 ................     220,000       151,485
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $1,700,051) .................................                 1,666,445
                                                                     -----------
REPURCHASE AGREEMENTS-2.03%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased at $378,142,
   collateralized by $368,000 U.S. Treasury Notes
   6.00% due 8/15/09, market value $385,786) .........     378,000       378,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased at $97,036,
   collateralized by $49,000 U.S. Treasury Notes
   3.875% due 7/31/07, market value $48,673,
   $49,000 U.S. Treasury Notes 3.875% due 5/15/09,
   market value $47,187 and $3,000 U.S. Treasury
   Notes 6.50% due 10/15/06, market value $3,342) ....      97,000        97,000
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased at $243,088,
   collateralized by $131,000 U.S. Treasury Notes
   3.875% due 5/15/09, market value $126,744
   and $121,000 U.S. Treasury Notes 4.875% due
   5/15/09, market value $121,451) ...................    $243,000   $   243,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $718,000) ...................................                   718,000
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES
   LENDING COLLATERAL-103.86%
   (cost $35,689,280) ................................                36,657,580
                                                                     -----------
SECURITIES LENDING COLLATERAL**-4.28%
SHORT-TERM INVESTMENTS-4.28%
FIXED RATE NOTES-0.76%
Citigroup Global Markets 5.35% 7/3/06 ................     265,909       265,909
                                                                     -----------
                                                                         265,909
                                                                     -----------
oVARIABLE RATE NOTES-3.52%
American Honda Finance 5.32% 2/21/07 .................      42,825        42,825
ANZ National 5.11% 7/31/07 ...........................       9,517         9,517
Australia New Zealand 5.28% 7/31/07  .................      47,584        47,584
Bank of America 5.32% 2/23/07 ........................      61,859        61,859
Bank of New York 5.16% 7/31/07 .......................      38,067        38,067
Barclays New York 5.31% 5/18/07 ......................      61,859        61,859
Bayerische Landesbank 5.37% 8/25/06  .................      47,584        47,584
Bear Stearns 5.19% 1/2/07 ............................      57,101        57,101
BNP Paribas 5.14% 7/31/07 ............................      47,584        47,584
Canadian Imperial Bank
   5.28% 7/31/07 .....................................      23,792        23,792
   5.32% 11/22/06 ....................................      47,584        47,584
CDC Financial Products 5.41% 7/31/06 .................      61,589        61,859
Citigroup Global Markets 5.38% 7/7/06 ................      61,859        61,859
Commonwealth Bank 5.29% 7/31/07 ......................      47,584        47,584
Goldman Sachs 5.45% 7/2/07 ...........................      61,859        61,859
Manufacturers & Traders 5.31% 9/26/06 ................      47,583        47,581
Marshall & Ilsley Bank 5.18% 7/31/07 .................      52,342        52,342
Merrill Lynch Mortgage Capital 5.41% 8/3/06 ..........      42,825        42,825
National Australia Bank 5.10% 3/7/07 .................      59,004        59,004
National City Bank 5.32% 3/2/07 ......................      57,102        57,117
National Rural Utilities 5.10% 7/31/07 ...............      75,183        75,183
Nordea Bank New York 5.31% 5/16/07 ...................      23,791        23,791
Nordea Bank Norge 5.15% 7/31/07 ......................      47,584        47,584
Royal Bank of Scotland 5.27% 7/31/07 .................      47,584        47,584
Societe Generale 5.08% 7/31/07 .......................      23,792        23,792
Wells Fargo 5.19% 7/31/07 ............................      47,584        47,584
                                                                     -----------
                                                                       1,242,904
                                                                     ===========
TOTAL SECURITIES LENDING COLLATERAL
   (COST $1,508,813) .................................                 1,508,813
                                                                     -----------


                                                               Balanced Series-8

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-108.14% (cost $37,198,093)...........   $ 38,166,393(y)
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(7.36%)..........     (2,597,175)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.78%)...............       (275,185)
                                                                         ------------
NET ASSETS APPLICABLE TO 2,588,751 SHARES OUTSTANDING-100.00%.........   $ 35,294,033
                                                                         ============
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS
   ($35,288,743 / 2,588,363 SHARES)...................................   $      13.63
                                                                         ============
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS
   ($5,290 / 388 SHARES)..............................................   $      13.63
                                                                         ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par)........   $ 54,093,732
Undistributed net investment income...................................        549,883
Accumulated net realized loss on investments..........................    (20,314,785)
Net unrealized appreciation of investments............................        965,203
                                                                         ------------
Total net assets......................................................   $ 35,294,033
                                                                         ============

*    Fully or partially on loan.

**   See Note 9 in "Notes to Financial Statements."

(y)  Includes $2,634,017 of securities loaned.

+    Non-income producing security for the period ended June 30, 2006.

++   Non-income producing security. Security is currently in default.

(DS) Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

o Variable rate security. The interest rate shown is the rate at June 30, 2006.

(SS) Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

(#) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $1,180,893, which represented 3.35% of the Series' net assets. See Note 10 in "Notes to Financial Statements."

(OO) Fully or partially pledged as collateral for financial futures contracts.


(D) Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation

ARM - Adjustable Rate Mortgage

FGIC - Insured by the Financial Guaranty Insurance Company

FSA - Insured by Financial Security Assurance

GNMA - Government National Mortgage Association

GSMPS - Goldman Sachs Reperforming Mortgage Securities

MBIA - Insured by the Municipal Bond Insurance Association

REIT - Real Estate Investment Trust

S.F. - Single Family

TBA - To be announced

yr - Year

The following financial futures contracts and swap agreements were outstanding at June 30, 2006:

FUTURES CONTRACTS(1)

                                                                                   UNREALIZED
                                     NOTIONAL       NOTIONAL                      APPRECIATION
    CONTRACTS TO BUY (SELL)      COST (PROCEEDS)      VALUE    EXPIRATION DATE   (DEPRECIATION)
------------------------------   ---------------   ---------   ---------------   --------------
(3) U.S. Treasury 10 year note      $(316,211)     $(314,578)      9/30/06           $1,633
1 U.S. Treasury long Bond             106,865        106,656       9/30/06             (209)
                                                                                     ------
                                                                                     $1,424
                                                                                     ======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.


                                                               Balanced Series-9

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

SWAP AGREEMENTS(2)

                                                                   UNREALIZED
NOTIONAL AMOUNT   EXPIRATION DATE            DESCRIPTION          DEPRECIATION
---------------   ---------------   ---------------------------   ------------
$425,000              8/1/06        Agreement with State Street      $4,521
                                    to receive the notional
                                    amount multiplied by the
                                    return on the Lehman
                                    Brothers Commercial MBS
                                    Index AAA and to pay the
                                    notional amount multiplied
                                    by the 1 month BBA LIBOR
                                    adjusted by a spread of
                                    plus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series' terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

----------
(1)  See Note 7 in "Notes to Financial Statements."

(2)  See Note 8 in "Notes to Financial Statements."

                             SEE ACCOMPANYING NOTES


                                                              Balanced Series-10

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest ........................................................    $  358,711
Dividends .......................................................       306,081
Securities lending income .......................................         2,516
                                                                     ----------
                                                                        667,308
                                                                     ----------
EXPENSES:
Management fees .................................................       120,463
Legal and professional fees .....................................         8,302
Accounting and administration expenses ..........................         7,414
Pricing fees ....................................................         5,578
Reports and statements to shareholders ..........................         5,448
Custodian fees ..................................................         3,799
Dividend disbursing and transfer agent fees and expenses ........         1,854
Trustees' fees ..................................................           947
Insurance fees ..................................................           602
Registration fees ...............................................            31
Distribution expenses - Service Class ...........................             8
Other ...........................................................           180
                                                                     ----------
                                                                        154,626
Less expenses absorbed or waived ................................        (4,621)
Less waiver of distribution expenses - Service Class ............            (2)
Less expense paid indirectly ....................................        (1,672)
                                                                     ----------
Total operating expenses ........................................       148,331
                                                                     ----------
NET INVESTMENT INCOME ...........................................       518,977
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ..................................................       726,539
   Futures contracts ............................................         8,205
   Swap agreements ..............................................        (9,315)
                                                                     ----------
Net realized gain ...............................................       725,429
Net change in unrealized appreciation/depreciation of
   investments ..................................................       172,935
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................       898,364
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $1,417,341
                                                                     ==========

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS
                                                                       ENDED
                                                                      6/30/06      YEAR ENDED
                                                                    (UNAUDITED)     12/31/05
                                                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ...........................................   $   518,977   $ 1,063,172
Net realized gain on investments ................................       725,429     3,661,335
Net change in unrealized appreciation/depreciation of
   investments ..................................................       172,935    (3,243,861)
                                                                    -----------   -----------
Net increase in net assets resulting from operations ............     1,417,341     1,480,646
                                                                    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................................    (1,122,023)     (993,690)
   Service Class ................................................          (144)         (102)
                                                                    -----------   -----------
                                                                     (1,122,167)     (993,792)
                                                                    -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................................       402,320       672,726
Net asset value of shares issued upon reinvestment of dividends and distributions:
   Standard Class ...............................................     1,122,023       993,690
   Service Class ................................................           144           102
                                                                    -----------   -----------
                                                                      1,524,487     1,666,518
                                                                    -----------   -----------
Cost of shares repurchased:
   Standard Class ...............................................    (4,757,878)   (9,333,352)
                                                                    -----------   -----------
Decrease in net assets derived from capital share transactions ..    (3,233,391)   (7,666,834)
                                                                    -----------   -----------
NET DECREASE IN NET ASSETS ......................................    (2,938,217)   (7,179,980)
NET ASSETS:
Beginning of period .............................................    38,232,250    45,412,230
                                                                    -----------   -----------
End of period (including undistributed net investment income of
   $549,883 and $1,113,970, respectively) .......................   $35,294,033   $38,232,250
                                                                    ===========   ===========

                             See accompanying notes


                                                              Balanced Series-11

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP BALANCED SERIES STANDARD CLASS
                                                             ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                            YEAR ENDED
                                                              6/30/06(1)   ----------------------------------------------------
                                                             (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                             -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period .....................     $13.530      $13.360    $12.890    $11.170    $13.730    $15.230

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) .................................       0.190        0.341      0.245      0.211      0.258      0.329
Net realized and unrealized gain (loss)
   on investments and foreign currencies .................       0.324        0.135      0.493      1.872     (2.430)    (1.494)
                                                               -------      -------    -------    -------    -------    -------
Total from investment operations .........................       0.514        0.476      0.738      2.083     (2.172)    (1.165)
                                                               -------      -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (0.414)      (0.306)    (0.268)    (0.363)    (0.388)    (0.335)
                                                               -------      -------    -------    -------    -------    -------
Total dividends and distributions ........................      (0.414)      (0.306)    (0.268)    (0.363)    (0.388)    (0.335)
                                                               -------      -------    -------    -------    -------    -------
Net asset value, end of period ...........................     $13.630      $13.530    $13.360    $12.890    $11.170    $13.730
                                                               =======      =======    =======    =======    =======    =======
Total return(3) ..........................................        3.79%        3.68%      5.84%     19.21%    (16.27%)    (7.66%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................     $35,289      $38,227    $45,407    $53,233    $54,789    $90,377
Ratio of expenses to average net assets ..................        0.80%        0.80%      0.77%      0.77%      0.75%      0.73%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............        0.82%        0.85%      0.77%      0.77%      0.76%      0.73%
Ratio of net investment income to average net assets .....        2.80%        2.57%      1.91%      1.80%      2.10%      2.37%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ....        2.78%        2.52%      1.91%      1.80%      2.09%      2.37%
Portfolio turnover .......................................         146%         200%       247%       231%       303%       336%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                              Balanced Series-12

DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP BALANCED SERIES SERVICE CLASS
                                                             --------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                            YEAR ENDED
                                                              6/30/06(1)   ------------------------------------------------------
                                                             (UNAUDITED)   12/31/05   12/31/04    12/31/03    12/31/02   12/31/01
                                                             -----------   --------   --------   ----------   --------   --------
Net asset value, beginning of period......................     $13.520     $13.340    $12.880     $11.170     $13.720    $15.230
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)..................................       0.175       0.310      0.214       0.186       0.238      0.308
Net realized and unrealized gain (loss) on
   investments and foreign currencies.....................       0.318       0.145      0.488       1.867      (2.421)    (1.498)
                                                               -------     -------    -------     -------     -------    -------
Total from investment operations..........................       0.493       0.455      0.702       2.053      (2.183)    (1.190)
                                                               -------     -------    -------     -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.....................................      (0.383)     (0.275)    (0.242)     (0.343)     (0.367)    (0.320)
                                                               -------     -------    -------     -------     -------    -------
Total dividends and distributions.........................      (0.383)     (0.275)    (0.242)     (0.343)     (0.367)    (0.320)
                                                               -------     -------    -------     -------     -------    -------
Net asset value, end of period............................     $13.630     $13.520    $13.340     $12.880     $11.170    $13.720
                                                               =======     =======    =======     =======     =======    =======
Total return(3)...........................................        3.64%       3.51%      5.55%      18.90%     (16.40%)    (7.76%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................     $     5     $     5    $     5     $     5     $     4    $     5
Ratio of expenses to average net assets ..................        1.05%       1.05%      1.02%       0.99%       0.90%      0.88%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid
   indirectly.............................................        1.12%       1.15%      1.07%       1.02%       0.91%      0.88%
Ratio of net investment income to average net
   assets.................................................        2.55%       2.32%      1.66%       1.58%       1.95%      2.22%
Ratio of net investment income to average net
   assets prior to expense limitation and
   expenses paid indirectly...............................        2.48%       2.22%      1.61%       1.55%       1.94%      2.22%
Portfolio turnover........................................         146%        200%       247%        231%        303%       336%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                              Balanced Series-13

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. There were no commission rebates during the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


                                                              Balanced Series-14

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                         OTHER
  INVESTMENT             TRANSFER AGENT,                         EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES       FEE PAYABLE   TO DMC AND
      DMC                PAYABLE TO DSC             TO DDLP     AFFILIATES*
--------------   -----------------------------   ------------   -----------
    $18,215                  $1,461                   $1          $1,422

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $790 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities   $20,995,020
Purchases of U.S. government securities             6,136,006
Sales other than U.S. government securities        24,241,545
Sales of U.S. government securities                 6,028,637

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                AGGREGATE      AGGREGATE
  COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
$37,280,167    $2,015,865    $(1,129,639)      $886,226


                                                              Balanced Series-15

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                         SIX MONTHS     YEAR
                                            ENDED       ENDED
                                          6/30/06*    12/31/05
                                         ----------   --------
Ordinary income.......................   $1,122,167   $993,792

----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...........   $ 54,093,732
Undistributed ordinary income...........        556,981
Capital loss carryforwards..............    (20,909,956)
Six month period realized gains ........        671,571
Unrealized appreciation of investments..        881,705
                                           ------------
Net assets..............................   $ 35,294,033
                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                          UNDISTRIBUTED      ACCUMULATED
                               NET          NET REALIZED
                        INVESTMENT INCOME    GAIN (LOSS)
                        -----------------   ------------
                             $39,103          $(39,103)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $2,831,626 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and $473,349 expires in 2011. For the six months ended June 30, 2006, the Series had capital gains of $671,571 which may reduce the capital loss carryforwards.


                                                              Balanced Series-16

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                               SIX MONTHS     YEAR
                                                  ENDED       ENDED
                                                 6/30/06    12/31/05
                                               ----------   --------
Shares sold:
   Standard Class...........................      29,354      51,036
Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class...........................      82,019      77,210
   Service Class............................          10           8
                                                --------    --------
                                                 111,383     128,254
                                                --------    --------
Shares repurchased:
   Standard Class...........................    (347,821)   (703,125)
                                                --------    --------
Net decrease................................    (236,438)   (574,871)
                                                ========    ========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.

7. FUTURES CONTRACTS

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SWAP AGREEMENTS

The Series may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.


                                                              Balanced Series-17

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2006, the market value of the securities on loan was $2,597,175, for which the Series received securities collateral, comprised of U.S. government obligations valued at $1,125,193, and cash collateral of $1,508,824. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

10. CREDIT AND MARKET RISK

The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investor's Service, Inc., Standard & Poors Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.


                                                              Balanced Series-18

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                              Balanced Series-19

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP BALANCED SERIES INVESTMENT ADVISORY
AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Balanced Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all balanced funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the third quartile of such Performance Universe. The report further showed that the Series' total return for the three, five and 10 year periods was in the fourth quartile of such Performance Universe. The Board noted that the Series performance was not in line with the Board's stated objective. The Board also noted that strategic changes had been implemented by management in 2005. Those changes included modifications to the Series' asset allocation methodology, replacing the portfolio management team for the equity sleeve of the Series and repositioning the Series to reflect the new team's investment strategy. The Series' performance had improved since implementation these changes in early 2005. The Board was satisfied that management was taking effective action to improve Series performance and meet the Board's performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in


                                                              Balanced Series-20

DELAWARE VIP BALANCED SERIES
OTHER SERIES INFORMATION (CONTINUED)

the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                              Balanced Series-21

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                                BEGINNING     ENDING                 PAID DURING
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PERIOD
                                  VALUE       VALUE       EXPENSE     1/1/06 TO
                                  1/1/06     6/30/06      RATIOS       6/30/06*
                                ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $1,000.00   $1,013.40      0.70%        $3.49
Service Class                    1,000.00    1,013.20      0.95%         4.74

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,021.32      0.70%        $3.51
Service Class                    1,000.00    1,020.08      0.95%         4.76

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                              Capital Reserves-1

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
AGENCY ASSET-BACKED SECURITIES                                          0.37%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                              1.95%
AGENCY MORTGAGE-BACKED SECURITIES                                      14.30%
AGENCY OBLIGATIONS                                                      1.92%
COMMERCIAL MORTGAGE-BACKED SECURITIES                                   0.89%
CORPORATE BONDS                                                        22.54%
Banking                                                                 1.52%
Basic Industry                                                          1.55%
Brokerage                                                               0.79%
Capital Goods                                                           0.17%
Communications                                                          4.08%
Consumer Cyclical                                                       3.17%
Consumer Non-Cyclical                                                   1.69%
Electric                                                                2.52%
Energy                                                                  0.91%
Finance Companies                                                       0.84%
Insurance                                                               1.69%
Natural Gas                                                             0.15%
Real Estate                                                             1.67%
Technology                                                              0.37%
Transportation                                                          1.42%
NON-AGENCY ASSET-BACKED SECURITIES                                     27.41%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                          9.35%
SENIOR SECURED LOANS                                                    0.29%
U.S. TREASURY OBLIGATIONS                                              19.04%
REPURCHASE AGREEMENTS                                                  11.89%
TOTAL MARKET VALUE OF SECURITIES                                      109.95%
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                        (9.95%)
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ------

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
------------------------------------------------------------
AAA                                                                     76.94%
AA                                                                       0.97%
A                                                                        7.34%
BBB                                                                     11.82%
BB                                                                       1.45%
B                                                                        1.48%
                                                                       ------
Total                                                                  100.00%
                                                                       ------


                                                              Capital Reserves 2

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
AGENCY ASSET-BACKED SECURITIES-0.37%
Fannie Mae Grantor Trust
   Series 2003-T4 2A5 4.907% 9/26/33 ..................   $ 53,643    $   52,965
  oSeries 2004-T4 A3 4.42% 8/25/24 ....................     37,547        37,377
(S)(D)FHLMC Structured Pass-Through
   Securities Series T-30 A5 8.61% 12/25/30 ...........     37,370        37,352
                                                                      ----------
TOTAL AGENCY ASSET-BACKED SECURITIES
   (COST $128,024) ....................................                 127,694
                                                                      ----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-1.95%
Fannie Mae Grantor Trust Series 2001-T8
   A2 9.50% 7/25/41 ...................................     30,315        32,407
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28 ...........     33,469        32,171
Fannie Mae Whole Loan Series 2004-W9
   2A1 6.50% 2/25/44 ..................................     69,527        70,157
Freddie Mac
   Series 2326 ZQ 6.50% 6/15/31 .......................    142,541       146,624
   Series 2662 MA 4.50% 10/15/31 ......................     63,838        61,991
Freddie Mac Stated Final Series 5 GC 2.95%
   12/15/09 ...........................................    170,000       164,503
oFreddie Mac Strip Series 19 F 4.827% 6/1/28 ..........     31,194        30,994
(D)Freddie Mac Structured Pass-Through Securities
   Series T-58 2A 6.50% 9/25/43 .......................     73,357        73,917
GNMA Series 2002-61 BA 4.648% 3/16/26 .................     60,674        59,296
                                                                      ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
 OBLIGATIONS (COST $687,908) ..........................                  672,060
                                                                      ----------
AGENCY MORTGAGE-BACKED SECURITIES-14.30%
Fannie Mae
   6.50% 8/1/17 .......................................     35,083        35,510
   6.52% 1/1/08 .......................................    195,919       196,715
   6.765% 1/1/07 ......................................     44,036        43,939
   7.00% 11/15/16 .....................................    116,543       119,020
   8.50% 9/20/10 ......................................     10,062        10,392
   9.00% 4/1/09 .......................................      8,924         9,147
oFannie Mae ARM
   3.024% 6/1/34 ......................................    114,183       111,840
   3.241% 10/1/33 .....................................    238,794       237,245
   3.788% 8/1/34 ......................................     82,178        81,916
   4.764% 12/1/33 .....................................     98,133       100,189
   5.068% 8/1/35 ......................................     71,654        68,955
   6.20% 6/1/36 .......................................    250,000       250,938
   6.376% 4/1/36 ......................................    131,470       133,638
oFannie Mae ARM TBA
   6.25% 7/25/36 ......................................    225,000       226,617
   6.35% 7/25/36 ......................................    460,000       466,397
Fannie Mae FHAVA 9.00% 6/1/09 .........................     59,261        60,891
Fannie Mae Relocation 30 yr A 5.00% 1/1/34 ............    117,203       110,903
Fannie Mae Relocation 30 yr 5.00% 1/1/34 ..............    168,522       159,201
Fannie Mae S.F. 15 yr
   7.50% 3/1/15 .......................................     17,410        17,976
   8.00% 10/1/14 ......................................     20,021        20,390
   8.00% 10/1/16 ......................................     63,707        66,354
Fannie Mae S.F. 15 yr TBA 5.00% 7/1/21 ................     15,000        14,447
Fannie Mae S.F. 30 yr
   7.50% 12/1/10 ......................................      9,335         9,422
   7.50% 6/1/31 .......................................     32,700        33,885
   8.50% 5/1/11 .......................................      4,858         4,981
   8.50% 8/1/12 .......................................     13,745        14,102
Fannie Mae S.F. 30 yr
   9.00% 7/1/20 .......................................   $ 53,643    $   57,498
   10.00% 8/1/19 ......................................     57,060        61,928
Fannie Mae S.F. 30 yr TBA 6.50% 7/1/36 ................    555,000       557,949
oFreddie Mac ARM
   3.914% 4/1/34 ......................................     40,154        39,866
   5.512% 4/1/33 ......................................     77,068        79,044
Freddie Mac Balloon 5 yr
   4.00% 6/1/08 .......................................     20,672        20,098
   4.00% 1/1/09 .......................................    120,693       115,677
   4.50% 1/1/10 .......................................    222,486       217,597
Freddie Mac Balloon 7 yr
   5.00% 6/1/11 .......................................    215,575       211,426
   5.00% 11/1/11 ......................................    229,454       224,906
Freddie Mac Relocation 15 yr
   3.50% 9/1/18 .......................................     88,515        80,438
   3.50% 10/1/18 ......................................     13,939        12,667
Freddie Mac S.F. 15 yr
   4.00% 11/1/13 ......................................    142,159       135,007
   4.00% 3/1/14 .......................................    172,595       163,426
   8.00% 5/1/15 .......................................     56,070        59,119
   8.50% 10/1/15 ......................................      9,372         9,823
Freddie Mac S.F. 30 yr
   7.00% 11/1/33 ......................................     32,940        33,774
   9.25% 9/1/08 .......................................      4,150         4,254
GNMA S.F. 15 yr
   6.00% 1/15/09 ......................................      5,755         5,764
   8.50% 8/15/10 ......................................      3,517         3,578
GNMA S.F. 30 yr
   8.00% 5/15/08 ......................................     21,505        21,653
   11.00% 11/15/10 ....................................    177,120       188,577
GNMA II S.F. 30 yr
   12.00% 6/20/14 .....................................      7,078         7,925
   12.00% 3/20/15 .....................................        719           790
   12.00% 2/20/16 .....................................      2,336         2,559
                                                                      ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (COST $5,027,689) ..................................                4,920,353
                                                                      ----------
AGENCY OBLIGATIONS-1.92%
Fannie Mae
   5.25% 12/3/07 ......................................    305,000       304,042
   6.625% 9/15/09 .....................................    145,000       150,015
Federal Home Loan Bank 4.25% 9/14/07 ..................    180,000       177,430
Freddie Mac 4.625% 12/19/08 ...........................     30,000        29,459
                                                                      ----------
TOTAL AGENCY OBLIGATIONS (COST $665,523) ..............                  660,946
                                                                      ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES-0.89%
#Bear Stearns Commercial Mortgage
   Securities Series 2004-ESA E 144A 5.064%
   5/14/16 ............................................     65,000        64,046
(D)#Commercial Mortgage Pass-Through Certificates
   Series 2001-J1A A2 144A 6.457% 2/14/34 .............     48,443        49,513
First Union-Lehman Brothers-Bank of
   America Series 1998-C2 A2 6.56% 11/18/35 ...........     88,696        89,644
#Hilton Hotel Pool Trust Series 2000-HLTA
   A1 144A 7.055% 10/3/15 .............................     22,266        22,918
Morgan Stanley Capital I Series 1998-XL1
   A2 6.45% 6/3/30 ....................................      5,576         5,574


                                                              Capital Reserves-3

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
#Tower 144A
   Series 2006-1 B 5.588% 2/15/36 .....................    $ 30,000   $   29,391
   Series 2006-1 C 5.707% 2/15/36 .....................      45,000       44,143
                                                                      ----------
TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (COST $318,885) .........................                  305,229
                                                                      ----------
CORPORATE BONDS- 22.54%
BANKING-1.52%
Credit Suisse First Boston USA 4.625% 1/15/08 .........      40,000       39,452
Marshall & Ilsley 3.95% 8/14/09 .......................     145,000      138,180
Popular North America 4.25% 4/1/08 ....................     205,000      199,466
oWachovia Capital Trust III 5.80% 3/15/42 .............     150,000      145,707
                                                                      ----------
                                                                         522,805
                                                                      ----------
BASIC INDUSTRY-1.55%
Abitibi-Consolidated 7.875% 8/1/09 ....................      80,000       77,000
Grupo Minero Mexico 8.25% 4/1/08 ......................     100,000      104,375
Huntsman International 10.125% 7/1/09 .................     100,000      102,000
Lubrizol 4.625% 10/1/09 ...............................     120,000      115,626
Norske Skog Canada 8.625% 6/15/11 .....................      65,000       63,700
Weyerhaeuser 5.95% 11/1/08 ............................      70,000       70,093
                                                                      ----------
                                                                         532,794
                                                                      ----------
BROKERAGE-0.79%
Amvescap 4.50% 12/15/09 ...............................     120,000      114,812
LaBranche & Company 9.50% 5/15/09 .....................      75,000       80,250
Nuveen Investments 5.00% 9/15/10 ......................      80,000       76,989
                                                                      ----------
                                                                         272,051
                                                                      ----------
CAPITAL GOODS-0.17%
York International 6.625% 8/15/06 .....................      60,000       60,040
                                                                      ----------
                                                                          60,040
                                                                      ----------
COMMUNICATIONS-4.08%
AT&T 7.30% 11/15/11 ...................................     180,000      191,287
BellSouth 4.20% 9/15/09 ...............................      90,000       85,865
Comcast Cable Communications 6.20% 11/15/08 ...........     235,000      237,455
Cox Communications 4.625% 1/15/10 .....................      60,000       57,277
GTE California 7.65% 3/15/07 ..........................     105,000      106,294
Insight Midwest 10.50% 11/1/10 ........................      50,000       52,375
oLiberty Media 6.829% 9/17/06 .........................      99,000       99,332
News America Holdings 7.375% 10/17/08 .................      70,000       72,410
Sprint Capital 4.78% 8/17/06 ..........................      60,000       59,937
Telecom Italia Capital 4.00% 1/15/10 ..................     130,000      121,749
Telefonos de Mexico 4.50% 11/19/08 ....................     155,000      149,899
#Viacom 144A
   o5.691% 6/16/09 ....................................     120,000      120,038
   5.75% 4/30/11 .....................................       50,000       49,162
                                                                      ----------
                                                                       1,403,080
                                                                      ----------
CONSUMER CYCLICAL-3.17%
CVS 3.875% 11/1/07 ....................................     155,000      150,940
oDaimlerChrysler Holdings 5.74% 3/13/09 ...............     135,000      135,193
Ford Motor Credit 5.80% 1/12/09 .......................      95,000       86,838
Fortune Brands 5.125% 1/15/11 .........................      70,000       67,109
oGeneral Motors Acceptance 6.018% 7/16/07 .............     105,000      104,243
Johnson Controls 5.00% 11/15/06 .......................     120,000      119,597
May Department Stores 3.95% 7/15/07 ...................     115,000      112,779
MGM MIRAGE 9.75% 6/1/07 ...............................    $ 50,000   $   51,625
Time Warner 8.18% 8/15/07 .............................     190,000      194,977
Wal-Mart Stores 6.875% 8/10/09 ........................      65,000       67,358
                                                                      ----------
                                                                       1,090,659
                                                                      ----------
CONSUMER NON-CYCLICAL-1.69%
Biovail 7.875% 4/1/10 .................................      75,000       76,313
Fred Meyer 7.45% 3/1/08 ...............................      70,000       71,746
Kraft Foods 4.125% 11/12/09 ...........................     220,000      209,266
MedPartners 7.375% 10/1/06 ............................     110,000      110,413
US Oncology 9.00% 8/15/12 .............................     110,000      114,950
                                                                      ----------
                                                                         582,688
                                                                      ----------
ELECTRIC-2.52%
Ameren 4.263% 5/15/07 .................................      80,000       78,951
America Electric Power 4.709% 8/16/07 .................      95,000       93,862
CC Fund Trust I 6.90% 2/16/07 .........................      45,000       45,259
Dominion Resources 5.687% 5/15/08 .....................      75,000       74,800
Duke Capital 4.331% 11/16/06 ..........................      60,000       59,743
FPL Group Capital 4.086% 2/16/07 ......................     105,000      103,982
Pacific Gas & Electric 3.60% 3/1/09 ...................     115,000      109,245
Potomac Electric Power 6.25% 10/15/07 .................      75,000       75,439
#Power Contract Financing 144A 6.256% 2/1/10 ..........      60,000       60,032
#Power Receivables Finance 144A 6.29% 1/1/12 ..........      81,192       80,974
PSEG Funding Trust I 5.381% 11/16/07 ..................      60,000       59,588
Southern Capital Funding 5.30% 2/1/07 .................      25,000       24,887
                                                                      ----------
                                                                         866,762
                                                                      ----------
ENERGY-0.91%
Talisman Energy 7.125% 6/1/07 .........................     210,000      212,213
Valero Energy 6.125% 4/15/07 ..........................     100,000      100,243
                                                                      ----------
                                                                         312,456
                                                                      ----------
FINANCE COMPANIES-0.84%
American Express 3.75% 11/20/07 .......................      65,000       63,409
International Lease Finance 4.625% 6/2/08 .............      60,000       58,872
Residential Capital
   6.125% 11/21/08 ....................................      80,000       79,115
   6.375% 6/30/10 .....................................      43,000       42,452
   o6.489% 11/21/08 ...................................      45,000       45,209
                                                                      ----------
                                                                         289,057
                                                                      ----------
INSURANCE-1.69%
Marsh & McLennan
   5.15% 9/15/10 ......................................      50,000       48,306
   o5.19% 7/13/07 .....................................      75,000       74,974
   5.375% 3/15/07 .....................................      95,000       94,522
#Nippon Life Insurance 144A 4.875% 8/9/10 .............      90,000       86,574
SAFECO Capital I 8.072% 7/15/37 .......................     100,000      105,150
St. Paul Travelers 5.01% 8/16/07 ......................      70,000       69,220
WellPoint 4.25% 12/15/09 ..............................      35,000       33,410
Willis Group 5.125% 7/15/10 ...........................      70,000       67,582
                                                                      ----------
                                                                         579,738
                                                                      ----------
NATURAL GAS-0.15%
oSempra Energy 5.659% 5/21/08 .........................      50,000       50,047
                                                                      ----------
                                                                          50,047
                                                                      ----------


                                                              Capital Reserves-4

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
REAL ESTATE-1.67%
oBrandywine Operating Partnership 5.415% 4/1/09 .......    $ 75,000   $   75,093
Developers Diversified Realty 4.625% 8/1/10 ...........     100,000       95,313
EOP Operating 7.00% 7/15/11 ...........................     125,000      129,995
Simon Property Group 5.375% 8/28/08 ...................     130,000      128,854
Tanger Properties 9.125% 2/15/08 ......................     140,000      146,118
                                                                      ----------
                                                                         575,373
                                                                      ----------
TECHNOLOGY-0.37%
Motorola 4.608% 11/16/07 ..............................     130,000      128,171
                                                                      ----------
                                                                         128,171
                                                                      ----------
TRANSPORTATION-1.42%
Continental Airlines 6.503% 6/15/11 ...................     245,000      244,523
oCSX 5.43% 8/3/06 .....................................      24,000       23,999
#Erac USA Finance 144A 7.35% 6/15/08 ..................     215,000      220,771
                                                                      ----------
                                                                         489,293
                                                                      ----------
TOTAL CORPORATE BONDS (COST $7,950,214) ...............                7,755,014
                                                                      ----------
NON-AGENCY ASSET-BACKED SECURITIES-27.41%
Advanta Mortgage Loan Trust Series 2000-1
   A4 8.61% 3/25/28 ...................................       4,197        4,186
Ameriquest Mortgage Securities
   Series 2003-5 A4 4.272% 4/25/33 ....................      27,107       26,756
   Series 2003-11 AF6 5.14% 1/25/34 ...................      65,000       63,750
   Series 2004-FR1 A4 3.243% 5/25/34 ..................      87,790       86,583
   oSeries 2006-R1 A2C 5.513% 3/25/36 .................     100,000      100,156
Argent Securities Series 2003-W5 AF4
   4.66% 10/25/33 .....................................      33,532       33,272
BMW Vehicle Owner Trust Series 2004-A A3
   2.67% 3/25/08 ......................................     110,082      109,231
Centex Home Equity Series 2005-B AF1
   4.05% 3/25/35 ......................................      33,359       33,223
Chase Funding Mortgage Loan Asset-Backed
   Certificates
   Series 2002-3 1A6 4.707% 9/25/13 ...................     202,016      198,323
   Series 2003-2 1A4 3.986% 8/25/29 ...................      39,280       38,833
   Series 2003-3 1A4 3.303% 11/25/29 ..................     218,187      214,017
   Series 2003-4 1A3 2.734% 9/25/24 ...................       2,936        2,926
Chase Manhattan Auto Owner Trust
   Series 2005-B A4 4.88% 6/15/12 .....................     100,000       98,500
CIT Equipment Collateral Series 2005-VT1
   A3 4.12% 8/20/08 ...................................     265,000      262,014
CitiFinancial Mortgage Securities Series 2003-2
   AF4 4.098% 5/25/33 .................................     220,000      211,994
Countrywide Asset-Backed Certificates
   oSeries 2004-13 AF2 3.683% 8/25/24 .................      56,816       56,615
   oSeries 2004-13 AV2 5.583% 5/25/34 .................      83,638       83,706
   #Series 2004-BC1N 144A 5.50% 4/25/35 ...............       3,707        3,632
   Series 2004-S1 A2 3.872% 3/25/20 ...................     335,000      328,836
   oSeries 2005-7 AF2 4.367% 11/25/35 .................     475,000      467,437
   oSeries 2005-12 2A2 4.898% 2/25/36 .................     350,000      345,400
   oSeries 2006-1 AF2 5.281% 7/25/36 ..................     410,000      405,947
   oSeries 2006-3 2A2 5.503% 6/25/36 ..................     135,000      135,237
   Series 2006-9 1AF3 5.859% 10/25/46 .................     160,000      159,984
   oSeries 2006-11 1AF3 6.05% 9/25/46 .................     215,000      214,570
   Series 2006-S2 A2 5.627% 7/25/27 ...................      80,000       79,490
   oSeries 2006-S3 A2 6.085% 6/25/21 ..................     250,000      249,975
Credit-Based Asset Service and Securitization
   Series 2004-CB4 A3 4.632% 5/25/35 ..................    $ 63,527   $   63,225
   Series 2005-CB8 AF1B 5.451% 12/25/35 ...............     157,729      156,680
#Dunkin Securitization Series 2006-1 A2
   144A 5.779% 6/20/31 ................................     100,000       99,374
oEquifirst Mortgage Loan Trust Series 2004-3
   A2 5.653% 12/25/34 .................................     105,236      105,402
Equity One ABS Series 2004-1 AF3 3.054%
   4/25/34 ............................................      30,826       30,694
General Motors Acceptance Corporation
   Mortgage Loan Trust
   Series 2003-HE2 A3 4.12% 10/25/26 ..................     195,000      193,069
   oSeries 2004-HE5 A2 3.685% 9/25/34 .................      58,063       57,764
   Series 2004-HLT1 A2 3.87% 5/25/25 ..................      41,003       40,656
GSAMP Trust Series 2006-S3 A1 6.085%
   5/25/36 ............................................     236,840      236,262
Indymac Seconds Asset Backed Trust
   Series 2006-1 A2 5.767% 5/25/36 ....................     235,000      235,000
Long Beach Mortgage Loan Trust
   Series 2006-A A2 5.548% 5/25/36 ....................     205,000      204,112
#MASTR Specialized Loan Trust
   Series 2005-2 A2 144A 5.15% 7/25/35 ................      43,775       42,777
oMerrill Lynch Mortgage Investors
   Series 2005-NCB A1A 5.451% 7/25/36 .................      59,689       59,324
   Series 2006-AR1 A2C 5.483% 3/25/37 .................      80,000       79,998
Navistar Financial Corporation Owner Trust
   Series 2002-B A4 3.52% 10/15/09 ....................      52,345       51,827
Nelnet Education Loan Funding
   Series 2001-A A1 5.76% 7/1/12 ......................      45,000       45,203
New Century Home Equity Loan Trust
   Series 2003-5 AI4 4.76% 11/25/33 ...................     100,000       98,741
oOption One Mortgage Loan Trust
   Series 2005-4 A3 5.583% 11/25/35 ...................     125,000      125,321
Ownit Mortgage Loan Asset Backed Certificates
   Series 2006-2 A2B 5.633% 1/25/37 ...................      35,000       34,885
Renaissance Home Equity Loan Trust
   Series 2004-2 AF3 4.464% 7/25/34 ...................     160,000      158,609
   Series 2004-4 AF2 3.856% 2/25/35 ...................     193,000      191,706
   Series 2005-1 AF2 4.263% 5/25/35 ...................     170,712      169,594
   Series 2005-2 AF2 4.361% 8/25/35 ...................      65,000       63,986
   Series 2005-4 A2 5.399% 2/25/36 ....................      40,000       39,614
   Series 2005-4 A3 5.565% 2/25/36 ....................      25,000       24,736
   Series 2006-1 AF3 5.608% 5/25/36 ...................     210,000      208,322
   oSeries 2006-2 AF3 5.797% 8/25/36 ..................     125,000      125,000
Residential Asset Mortgage Products
   Series 2004-RS12 AI2 3.767% 2/25/27 ................     165,000      163,948
   oSeries 2004-RZ2 AI3 4.30% 1/25/31 .................     340,000      335,510
Residential Asset Securities
   Series 1999-KS4 AI4 7.22% 6/25/28 ..................      29,981       29,920
   Series 2002-KS2 AI5 6.779% 4/25/32 .................      64,464       64,676
   oSeries 2004-KS9 AI3 3.79% 8/25/29 .................     195,000      190,944
   oSeries 2006-KS3 AI3 5.493% 4/25/36 ................     175,000      175,308
Residential Funding Mortgage Securities II
   Series 2001-HS2 A5 6.92% 4/25/31 ...................      39,074       38,941
   Series 2002-HI2 AI6 6.51% 11/25/19 .................       6,635        6,615
   Series 2005-HI1 A2 3.89% 8/25/34 ...................         502          500
   Series 2005-HI3 A2 5.09% 9/25/35 ...................     160,000      157,793
   Series 2006-HI2 A3 5.79% 2/25/36 ...................     150,000      149,016


                                                              Capital Reserves-5

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTUNUED)

                                                          PRINCIPAL     MARKET
                                                            VALUE        VALUE
                                                         ----------   ----------
NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
Residential Funding Mortgage Securities II
   oSeries 2006-HSA1 A2 5.19% 2/25/36 ................   $  345,000   $  340,150
   oSeries 2006-HSA2 AI2 5.50% 3/25/36 ...............      190,000      188,516
#Silverleaf Finance Series 2005-A A 144A
   4.857% 11/15/16 ...................................      101,612      100,223
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31 .................       47,100       42,175
   Series 2005-4XS 1A2B 4.67% 3/25/35 ................      110,000      108,218
   Series 2005-9XS 1A2A 4.84% 6/25/35 ................       95,000       92,919
   Series 2005-NC1 A2 3.92% 2/25/35 ..................       76,503       75,811
   oSeries 2005-NC1 A7 5.553% 2/25/35 ................      211,467      211,662
                                                                       ---------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
   (COST $9,365,347) .................................                 9,429,319
                                                                       ---------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-9.35%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33 .................       96,700       94,736
   Series 2004-2 1A1 6.00% 3/25/34 ...................       77,770       76,191
   Series 2004-11 1CB1 6.00% 12/25/34 ................       42,728       42,048
   Series 2005-9 5A1 5.50% 10/25/20 ..................      124,886      121,881
oBank of America Mortgage Securities
   Series 2003-D 1A2 6.101% 5/25/33 ..................        3,352        3,359
oBear Stearns Adjustable Rate Mortgage Trust
   Series 2005-7 1A2 4.75% 8/25/35 ...................       33,709       32,648
oBear Stearns Alternative A Trust
   Series 2006-3 33A1 6.204% 5/25/36 .................      121,559      122,015
   Series 2006-3 34A1 6.226% 5/25/36 .................      131,666      132,232
Bear Stearns Asset Backed Securities
   Series 2005-AC8 A5 5.50% 11/25/35 .................      104,022      102,473
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35 ................      102,827      100,675
   oSeries 2004-J7 1A2 4.673% 8/25/34 ................       40,330       39,960
   Series 2006-2CB A3 5.50% 3/25/36 ..................       84,374       83,841
(D)oCountrywide Home Loan Mortgage
   Pass-Through Trust
   Series 2003-21 A1 4.084% 5/25/33 ..................       44,615       43,726
   Series 2006-HYB4 1A2 5.75% 6/20/36 ................      109,809      109,122
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33 .................       39,906       40,030
   Series 2004-1 3A1 7.00% 2/25/34 ...................       10,580       10,668
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 1A1 6.25% 10/25/34 ................       82,020       81,726
oFirst Horizon Asset Securities
   Series 2004-AR5 4A1 5.67% 10/25/34 ................       50,290       49,376
oGeneral Motors Acceptance Corporation
Mortgage Loan Trust Series 2005-AR2 4A
   5.187% 5/25/35 ....................................       94,214       89,938
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27 .....................       36,918       38,137
   Series 2005-RP1 1A3 8.00% 1/25/35 .................       41,200       42,934
   Series 2005-RP1 1A4 8.50% 1/25/35 .................       19,692       20,726
GSR Mortgage Home Loan Trust
   Series 2004-2F 9A1 6.00% 9/25/19 ..................       46,798       46,704
oIndymac Index Mortgage Loan Trust
   Series 2006-AR2 1A1A 5.543% 4/25/46 ...............       43,780       43,815
   Series 2006-AR7 5A1 6.167% 5/25/36 ................       78,469       78,337
oJPMorgan Mortgage Trust
   Series 2005-A6 1A2 5.151% 9/25/35 .................      105,000      101,222
Lehman Mortgage Trust
   Series 2005-2 2A3 5.50% 12/25/35 ..................   $   86,110   $   85,237
oMASTR Adjustable Rate Mortgages Trust
   Series 2003-6 1A2 2.871% 12/25/33 .................       87,043       87,137
#MASTR Reperforming Loan Trust
   Series 2005-1 1A5 144A 8.00% 8/25/34 ..............       79,503       82,724
Nomura Asset Acceptance
   Series 2005-WF1 2A2 4.786% 3/25/35 ................      100,000       97,468
   oSeries 2006-AF1 1A2 6.159% 5/25/36 ...............      125,000      124,336
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31 .................       38,941       39,416
   Series 2004-SL4 A3 6.50% 7/25/32 ..................       43,208       43,562
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34 ..................       47,597       46,214
   Series 2005-3XS A2 5.573% 1/25/35 .................      106,951      107,035
Structured Asset Securities
   Series 2004-5H A2 4.43% 12/25/33 ..................       71,322       70,296
   Series 2004-12H 1A 6.00% 5/25/34 ..................       39,504       38,689
(D)oWashington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2006-AR5 3A 5.083% 7/25/46 .................       85,000       84,947
oWashington Mutual
   Series 2003-AR4 A7 3.95% 5/25/33 ..................       45,529       43,690
   Series 2004-AR4 A2 2.98% 6/25/34 ..................      115,000      113,791
   Series 2006-AR7 1A 5.123% 7/25/46 .................       75,000       74,859
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-I 1A1 3.383% 7/25/34 ..................       68,608       68,553
   Series 2004-T A1 3.455% 9/25/34 ...................       50,499       50,598
   Series 2006-AR4 2A1 5.793% 4/25/36 ................      214,499      210,337
                                                                       ---------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $3,279,473) .....................                 3,217,409
                                                                       ---------
<<SENIOR SECURED LOANS-0.29%
Visteon 8.18% 6/13/13 ................................      100,000      100,250
                                                                       ---------
TOTAL SENIOR SECURED LOANS (COST $100,000) ...........                   100,250
                                                                       ---------
U.S. TREASURY OBLIGATIONS-19.04%
U.S. Treasury Inflation Index Notes
   2.375% 4/15/11 ....................................      116,714      116,290
   (OO)3.00% 7/15/12 .................................      246,481      253,895
   3.625% 1/15/08 ....................................      199,504      202,996
   3.875% 1/15/09 ....................................      522,032      540,874
U.S. Treasury Notes
   4.875% 5/15/09 ....................................      560,000      556,369
   4.875% 5/31/11 ....................................       25,000       24,754
   5.125% 6/30/08 ....................................    4,855,000    4,853,485
                                                                       ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $6,570,529) .................................                 6,548,663
                                                                       ---------
REPURCHASE AGREEMENTS-11.89%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased
   at $2,152,807, collateralized by
   $2,098,000 U.S. Treasury
   Notes 6.00% due 8/15/09,
   market value $2,197,045) ..........................    2,152,000    2,152,000


                                                              Capital Reserves-6

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTUNUED)

                                                          PRINCIPAL     MARKET
                                                            VALUE        VALUE
                                                         ----------   ----------
REPURCHASE AGREEMENTS (CONTINUED)
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased
   at $553,203, collateralized by
   $277,000 U.S. Treasury Notes 3.875%
   due 7/31/07, market value $277,195,
   $277,000 U.S. Treasury Notes 3.875%
   due 5/15/09, market value $268,729
   and $19,000 U.S. Treasury Notes
   6.50% due 10/15/06, market
   value $19,034) ....................................   $  553,000 $   553,000
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased
   at $1,384,502, collateralized by
   $744,000 U.S. Treasury Notes 3.875%
   due 5/15/09, market value $721,807
   and $692,000 U.S. Treasury Notes
   4.875% due 5/15/09, market
   value $691,660) ...................................    1,384,000   1,384,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $4,089,000) .................................                4,089,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES-109.95% (COST $38,182,592) .....   $37,825,937
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(9.95%)(H).......    (3,423,968)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,576,382 SHARES OUTSTANDING-100.00% ...   $34,401,969
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES
   STANDARD CLASS ($25,599,170 / 2,657,050 SHARES) ..............   $      9.63
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES
   SERVICES CLASS ($8,802,799 / 919,332 SHARES) .................   $      9.58
                                                                    ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par)...   $36,486,589
Undistributed net investment income .............................         4,033
Accumulated net realized loss on investments ....................    (1,731,473)
Unrealized depreciation of investments ..........................      (357,180)
                                                                    -----------
Total net assets ................................................   $34,401,969
                                                                    ===========

(D) Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

(H) Of this amount, $2,839,224 represents payable for securities purchased as of June 30, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $1,258,089, which represented 3.66% of the Series' net assets. See Note 9 in "Notes to Financial Statements."

(OO) Fully or partially pledged as collateral for financial futures contracts.

<<   Senior Secured Loans in which the Series invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

(S) Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at June 30, 2006.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FHLMC - Federal Home Loan Mortgage Corporation
GNMA - Government National Mortgage Association
S.F. - Single Family
TBA - To be announced
yr - Year


                                                              Capital Reserves-7

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

The following futures contracts and swap agreement were outstanding at June 30, 2006:

FUTURES CONTRACTS(1)

                                 NOTIONAL     NOTIONAL                       UNREALIZED
     CONTRACTS TO SELL           PROCEEDS       VALUE     EXPIRATION DATE   APPRECIATION
-----------------------------   ----------   ----------   ---------------   ------------
2 U.S. Treasury 2 year Notes    $  406,427   $  405,563       9/30/06          $  864
17 U.S. Treasury 5 year Notes    1,765,750    1,757,906       9/30/06           7,844
                                                                               ------
                                                                               $8,708
                                                                               ======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

SWAP AGREEMENTS(2)

                                                                     UNREALIZED
NOTIONAL AMOUNT   EXPIRATION DATE            DESCRIPTION            DEPRECIATION
---------------   ---------------   -----------------------------   ------------
    $870,000           8/1/06       Agreement with State Street       $(9,254)
                                    to receive the notional
                                    amount multiplied by the
                                    return on the Lehman Brothers
                                    Commercial MBS Index AAA and
                                    to pay the notional amount
                                    multiplied by the 1 month BBA
                                    LIBOR adjusted by a spread of
                                    plus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series' terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1)  See Note 7 in "Notes to Financial Statements."

(2)  See Note 8 in "Notes to Financial Statements."

See accompanying notes


                                                              Capital Reserves-8

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:
Interest ...........................................................   $686,067
                                                                       --------
EXPENSES:
Management fees ....................................................     75,268
Distribution expenses - Service Class ..............................      9,069
Reports and statements to shareholders .............................      8,627
Legal and professional fees ........................................      7,444
Accounting and administration expenses .............................      6,020
Pricing fees .......................................................      3,604
Custodian fees .....................................................      2,927
Dividend disbursing and transfer agent fees and expenses ...........      1,505
Trustees' fees .....................................................        749
Insurance fees .....................................................        652
Taxes (other than taxes on income) .................................        183
Registration fees ..................................................         70
Other ..............................................................        287
                                                                       --------
                                                                        116,405
Less waiver of distribution expenses - Service Class ...............     (1,511)
Less expense paid indirectly .......................................     (1,694)
                                                                       --------
Total operating expenses ...........................................    113,200
                                                                       --------
NET INVESTMENT INCOME ..............................................    572,867
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on:
   Investments .....................................................   (107,997)
   Futures contracts ...............................................     25,533
   Swap agreements .................................................    (18,986)
                                                                       --------
   Net realized loss ...............................................   (101,450)
   Net change in unrealized appreciation/depreciation
   of investments ..................................................    (70,706)
                                                                       --------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ..................................................   (172,156)
                                                                       --------
NET INCREASE IN NET RESULTING
   FROM OPERATIONS .................................................   $400,711
                                                                       ========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENTS OF CHANGES IN NET ASSETS


                                                      SIX MONTHS
                                                         ENDED
                                                        6/30/06      YEAR ENDED
                                                      (UNAUDITED)     12/31/05
                                                     ------------   -----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income ............................   $    572,867   $   917,619
Net realized loss on investments .................       (101,450)      (21,346)
Net change in unrealized
   appreciation/depreciation of investments ......        (70,706)     (437,959)
                                                     ------------   -----------
Net increase in net assets resulting
   from operations ...............................        400,711       458,314
                                                     ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................       (520,902)     (998,134)
   Service Class .................................       (127,917)      (50,338)
                                                     ------------   -----------
                                                         (648,819)   (1,048,472)
                                                     ------------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................      9,279,870     3,108,074
   Service Class .................................     11,407,470     7,736,817
Net asset value of shares issued
   upon reinvestment of dividends and
   distributions:
   Standard Class ................................        515,580     1,000,606
   Service Class .................................        122,397        46,785
                                                     ------------   -----------
                                                       21,325,317    11,892,282
                                                     ------------   -----------
Cost of shares repurchased:
   Standard Class ................................     (7,894,691)   (5,608,419)
   Service Class .................................     (7,168,406)   (3,268,155)
                                                     ------------   -----------
                                                      (15,063,097)   (8,876,574)
                                                     ------------   -----------
Increase in net assets derived from
   capital share transactions ....................      6,262,220     3,015,708
                                                     ------------   -----------
NET INCREASE IN NET ASSETS .......................      6,014,112     2,425,550
NET ASSETS:
Beginning of period ..............................     28,387,857    25,962,307
                                                     ------------   -----------
End of period (including undistributed
   net investment income of $4,033 and
   $4,035, respectively) .........................   $ 34,401,969   $28,387,857
                                                     ============   ===========

                             See accompanying notes


                                                              Capital Reserves-9

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS
                                              -------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED
                                               6/30/06(1)    ----------------------------------------------------
                                              (UNAUDITED)    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                              -----------    --------   --------   --------   --------   --------
Net asset value, beginning of period ......     $ 9.710       $ 9.940    $10.020    $ 9.970    $ 9.750    $ 9.530
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ..................       0.185         0.355      0.356      0.329      0.419      0.533
Net realized and unrealized gain (loss)
   on investments .........................      (0.056)       (0.180)     0.004      0.125      0.253      0.239
                                                -------       -------    -------    -------    -------    -------
Total from investment operations ..........       0.129         0.175      0.360      0.454      0.672      0.772
                                                -------       -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................      (0.209)       (0.405)    (0.440)    (0.404)    (0.452)    (0.552)
                                                -------       -------    -------    -------    -------    -------
Total dividends and distributions .........      (0.209)       (0.405)    (0.440)    (0.404)    (0.452)    (0.552)
                                                -------       -------    -------    -------    -------    -------
Net asset value, end of period ............     $ 9.630       $ 9.710    $ 9.940    $10.020    $ 9.970    $ 9.750
                                                =======       =======    =======    =======    =======    =======
Total return(3) ...........................        1.34%         1.79%      3.66%      4.63%      7.09%      8.27%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...     $25,599       $23,895    $25,955    $34,077    $42,698    $30,996
Ratio of expenses to average net assets ...        0.70%(4)      0.71%      0.62%      0.63%      0.62%      0.58%
Ratio of expenses to average net assets
   prior to expense paid indirectly .......        0.71%         0.71%      0.62%      0.63%      0.62%      0.58%
Ratio of net investment income to
   average net assets .....................        3.86%         3.61%      3.57%      3.36%      4.21%      5.46%
Ratio of net investment income to
   average net assets prior to expense
   paid indirectly ........................        3.85%         3.61%      3.57%      3.36%      4.21%      5.46%
Portfolio turnover ........................         395%          259%       252%       438%       427%       290%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4) Ratio for the period ended June 30, 2006 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.71%.

                             See accompanying notes


                                                             Capital Reserves-10

DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       DELAWARE VIP CAPITAL RESERVES SERIES SERVICE CLASS
                                              -------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED
                                               6/30/06(1)    ----------------------------------------------------
                                              (UNAUDITED)    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                              -----------    --------   --------   --------   --------   --------
Net asset value, beginning of period ......     $ 9.650       $ 9.900    $10.000    $ 9.970    $ 9.760    $ 9.530
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ..................       0.173         0.331      0.333      0.308      0.406      0.519
Net realized and unrealized gain (loss) on
   investments ............................      (0.046)       (0.200)    (0.017)     0.105      0.243      0.249
                                                -------       -------    -------    -------    -------    -------
Total from investment operations ..........       0.127         0.131      0.316      0.413      0.649      0.768
                                                -------       -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................      (0.197)       (0.381)    (0.416)    (0.383)    (0.439)    (0.538)
                                                -------       -------    -------    -------    -------    -------
Total dividends and distributions .........      (0.197)       (0.381)    (0.416)    (0.383)    (0.439)    (0.538)
                                                -------       -------    -------    -------    -------    -------
Net asset value, end of period ............     $ 9.580       $ 9.650    $ 9.900    $10.000    $ 9.970    $ 9.760
                                                =======       =======    =======    =======    =======    =======
Total return(3) ...........................        1.32%         1.35%      3.23%      4.21%      6.84%      8.23%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...     $ 8,803       $ 4,493    $     7    $     6    $     6    $     6
Ratio of expenses to average net assets ...        0.95%(4)      0.96%      0.87%      0.85%      0.77%      0.73%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly ........................        1.01%         1.01%      0.92%      0.88%      0.77%      0.73%
Ratio of net investment income to average
   net assets .............................        3.61%         3.36%      3.32%      3.14%      4.06%      5.31%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly ...........        3.55%         3.31%      3.27%      3.11%      4.06%      5.31%
Portfolio turnover ........................         395%          259%       252%       438%       427%       290%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

(4) Ratio for the period ended June 30, 2006 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.96%.

                             See accompanying notes


                                                             Capital Reserves-11

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.


                                                             Capital Reserves-12

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006, the expense limitation was 0.80% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                         OTHER
  INVESTMENT             TRANSFER AGENT,                          EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATIVE   DISTRIBUTION     PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES       FEE PAYABLE    TO DMC AND
     DMC                 PAYABLE TO DSC            TO DDLP      AFFILIATES*
--------------   -----------------------------   ------------   -----------
   $32,626                   $2,191                 $2,533         $2,854

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $1,257 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities......   $20,715,351
Purchases of U.S. government securities..............    43,204,985
Sales other than U.S. government securities..........    15,199,818
Sales of U.S. government securities..................    40,391,592

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                AGGREGATE      AGGREGATE
  COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
INVESTMENTS   APPRECIATION   DEPRECIATION    DEPRECIATION
-----------   ------------   ------------   --------------
$38,322,714      $25,561      $(522,338)      $(496,777)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                     SIX MONTHS      YEAR
                        ENDED        ENDED
                      6/30/06*     12/31/05
                     ----------   ----------
Ordinary income...    $648,819    $1,048,472

----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                             Capital Reserves-13

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...............   $36,486,589
Undistributed ordinary income...............        20,173
Capital loss carryforwards..................    (1,441,513)
Six month period realized losses............      (157,249)
Unrealized depreciation of investments......      (506,031)
                                               -----------
Net assets..................................   $34,401,969
                                               ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, treatment of contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

  UNDISTRIBUTED      ACCUMULATED
      NET           NET REALIZED
INVESTMENT INCOME    GAIN (LOSS)
-----------------   ------------
     $75,950          $(75,950)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $1,132,035 expires in 2008, $82,894 expires in 2010 and $226,584 expires in 2013. For the six months ended June 30, 2006, the Series had capital losses of $157,249 which may increase the capital loss carryforwards.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                        SIX MONTHS      YEAR
                                           ENDED       ENDED
                                          6/30/06     12/31/05
                                        ----------   ---------
Shares sold:
   Standard Class....................      958,542     317,536
   Service Class.....................    1,186,890     797,328
Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class....................       53,288     101,984
   Service Class.....................       12,739       4,829
                                        ----------   ---------
                                         2,211,459   1,221,677
                                        ----------   ---------
Shares repurchased:
   Standard Class....................     (815,242)   (570,499)
   Service Class.....................     (745,798)   (337,333)
                                        ----------   ---------
                                        (1,561,040)   (907,832)
                                        ----------   ---------
Net increase.........................      650,419     313,845
                                        ==========   =========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.


                                                             Capital Reserves-14

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract.These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SWAP AGREEMENTS

The Series may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

9. CREDIT AND MARKET RISK

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                             Capital Reserves-15

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP CAPITAL RESERVES SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Capital Reserves Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all intermediate investment grade debt funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the third quartile of such Performance Universe. The report further showed that the Series' total return for the three, five and 10 year periods was in the first quartile. The Board noted that the Series' performance results were mixed but on an overall basis tended toward above median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for nonmanagement services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.


                                                             Capital Reserves-16

DELAWARE VIP CAPITAL RESERVES SERIES
OTHER SERIES INFORMATION (CONTINUED)

The expense comparisons for the Series showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Series' total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered fee waivers in place through April 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Series' total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                             Capital Reserves-17

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                                BEGINNING     ENDING                 PAID DURING
                                 ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                  VALUE       VALUE       EXPENSE     1/1/06 TO
                                  1/1/06     6/30/06      RATIOS       6/30/06*
                                ---------    -------    ----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $1,000.00   $1,020.50      0.68%        $3.41
Service Class                    1,000.00    1,019.20      0.93%         4.66

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00    1,021.42      0.68%        $3.41
Service Class                    1,000.00    1,020.18      0.93%         4.66

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                  Cash Reserve-1

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.


                                                                    PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
CERTIFICATES OF DEPOSIT                                                 13.99%
                                                                       ------
DISCOUNTED COMMERCIAL PAPER                                             68.37%
                                                                       ------
Colleges & Universities                                                  6.99%
Financial Services                                                      46.59%
Industrial                                                               3.18%
Mortgage Bankers & Brokers                                               8.14%
Sovereign Agency                                                         3.47%
                                                                       ------
FLOATING RATE NOTES                                                      7.00%
                                                                       ------
INTEREST BEARING COMMERCIAL PAPER                                        4.67%
                                                                       ------
MEDIUM TERM NOTES                                                        2.33%
                                                                       ------
VARIABLE RATE DEMAND NOTES                                               3.73%
                                                                       ------
TOTAL MARKET VALUE OF SECURITIES                                       100.09%
                                                                       ------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                         (0.09%)
                                                                       ------
TOTAL NET ASSETS                                                       100.00%
                                                                       ------


                                                                  Cash Reserve-2

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CERTIFICATES OF DEPOSIT-13.99%
American Express
   Centurion Bank 5.29% 7/26/06 .....................   $  750,000   $   750,000
Citibank NA 5.225% 9/5/06 ...........................      750,000       750,000
First Tennessee Bank 5.02% 7/19/06 ..................      750,000       750,000
Wells Fargo Bank 5.30% 7/25/06 ......................      750,000       750,000
                                                                     -----------
TOTAL CERTIFICATES OF DEPOSIT
   (COST $3,000,000) ................................                  3,000,000
                                                                     -----------
NOT EQUAL TO DISCOUNTED COMMERCIAL PAPER-68.37%
COLLEGES & UNIVERSITIES-6.99%
Leland Stanford Junior University
   5.141% 7/12/06 ...................................      750,000       748,827
University of California
   4.972% 7/6/06 ....................................      500,000       499,659
   5.282% 7/14/06 ...................................      250,000       249,524
                                                                     -----------
                                                                       1,498,010
                                                                     -----------
FINANCIAL SERVICES-46.59%
(DS)Amstel Funding
   5.097% 7/31/06 ...................................      500,000       497,904
   5.191% 8/28/06 ...................................      270,000       267,773
(DS)Aquinas Funding 5.385% 9/18/06 ..................      497,000       491,209
(DS)Barton Capital 5.029% 7/6/06 ....................      750,000       749,481
(DS)Beta Finance 5.044% 7/21/06 .....................      500,000       498,617
CBA Finance 5.033% 7/24/06 ..........................      500,000       498,412
(DS)Fountain Square 5.333% 7/28/06 ..................      360,000       358,566
HBOS 5.172% 8/24/06 .................................      750,000       744,257
ING America Insurance Holdings
   4.916% 7/6/06 ....................................      690,000       689,535
JPMorgan Chase 5.094% 7/5/06 ........................      686,000       685,614
Prudential 5.023% 7/20/06 ...........................      750,000       748,037
(DS)Sigma Finance 5.009% 7/19/06 ...................      250,000       249,383
(DS)Starbird Funding
   5.14% 7/7/06 .....................................      490,000       489,582
   5.16% 7/10/06 ....................................      355,000       354,544
(DS)Surrey Funding 5.094% 7/18/06 ...................      750,000       748,211
Swedish Export Credit 5.284% 8/3/06 .................      750,000       746,391
(DS)Three Pillars 5.092% 7/3/06 .....................      810,000       809,771
UBS Finance Delaware 5.272% 7/3/06 ..................      360,000       359,895
                                                                     -----------
                                                                       9,987,182
                                                                     -----------
INDUSTRIAL-3.18%
BASF AG 5.314% 8/11/06 ..............................   $  385,000   $   382,685
Sanofi-Aventis 5.284% 7/5/06 ........................      300,000       299,824
                                                                     -----------
                                                                         682,509
                                                                     -----------
MORTGAGE BANKERS & Brokers-8.14%
Bear Stearns 5.022% 7/17/06 .........................      750,000       748,346
Morgan Stanley 5.279% 7/10/06 .......................      500,000       499,341
Nordea North America 5.064% 7/28/06 .................      500,000       498,125
                                                                     -----------
                                                                       1,745,812
                                                                     -----------
SOVEREIGN AGENCY-3.47%
Swedish National Finance
   5.314% 8/16/06 ...................................      750,000       744,950
                                                                     -----------
                                                                         744,950
                                                                     -----------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST $14,658,463) ...............................                 14,658,463
                                                                     -----------
oFLOATING RATE NOTES-7.00%
#DNB NOR Bank 144A 5.313% 7/25/07 ...................      750,000       750,000
Washington Mutual Bank 5.207% 6/26/07 ...............      750,000       750,000
                                                                     -----------
TOTAL FLOATING RATE NOTES
   (COST $1,500,000) ................................                  1,500,000
                                                                     -----------
INTEREST BEARING COMMERCIAL PAPER-4.67%
o#Goldman Sachs Group 144A 5.10% 8/7/06 .............    1,000,000     1,000,000
                                                                     -----------
TOTAL INVESTMENT COMPANIES
   (COST $1,000,000) ................................                  1,000,000
                                                                     -----------
MEDIUM TERM NOTES-2.33%
Sigma Finance 4.83% 1/30/07 .........................      500,000       500,000
                                                                     -----------
TOTAL MEDIUN TERM NOTES
   (COST $500,000) ..................................                    500,000
                                                                     -----------
VARIABLE RATE DEMAND NOTES-3.73%
oNorth Texas Higher Education Authority
   Student Loan Revenue 5.36% 12/1/44
   (AMBAC) (SPA - Depfa Bank) .......................      800,000       800,000
                                                                     -----------
TOTAL VARIABLE RATE DEMAND NOTES
   (COST $800,000) ..................................                    800,000
                                                                     -----------


                                                                  Cash Reserve-3

DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.09% (COST $21,458,463)(Y)...   $21,458,463
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.09%)..........       (19,743)
                                                                    -----------
NET ASSETS APPLICABLE TO 21,438,628 SHARES OUTSTANDING-100.00%...   $21,438,720
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS
   ($21,432,976 / 21,432,884 SHARES).............................   $      1.00
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS
   ($5,744 / 5,744 SHARES).......................................   $      1.00
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par)...   $21,492,027
Accumulated net realized loss on investments.....................       (53,307)
                                                                    -----------
Total net assets.................................................   $21,438,720
                                                                    ===========

NOT EQUAL TO The interest rate shown is the effective yield as of the time of purchase.

(DS) Asset-backed Commercial Paper.

(y)  Also the cost for federal income tax purposes.

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $1,750,000, which represented 8.16% of the Series' net assets. See Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
SPA - Stand-by Purchase Agreement

                             See accompanying notes


                                                                  Cash Reserve-4

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)


INVESTMENT INCOME:
Interest ...........................................................   $527,745
                                                                       --------
EXPENSES:
Management fees ....................................................     49,842
Reports and statements to shareholders .............................      8,314
Legal and professional fees ........................................      6,960
Accounting and administration expenses .............................      4,430
Custodian fees .....................................................      2,670
Dividend disbursing and transfer agent fees and expenses ...........      1,108
Trustees' fees .....................................................        568
Pricing fees .......................................................        481
Taxes (other than taxes on income) .................................        110
Registration fees ..................................................         31
Insurance fees .....................................................         10
Distribution expenses - Service Class ..............................          9
Other ..............................................................        448
                                                                       --------
                                                                         74,981
Less waiver of distribution expenses - Service Class ...............         (2)
Less expense paid indirectly .......................................        (13)
                                                                       --------
Total operating expenses ...........................................     74,966
                                                                       --------
NET INVESTMENT INCOME ..............................................    452,779
NET REALIZED GAIN ON INVESTMENTS ...................................          9
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $452,788
                                                                       ========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                        ENDED
                                                       6/30/06      YEAR ENDED
                                                     (UNAUDITED)     12/31/05
                                                     -----------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ............................   $   452,779   $    699,559
Net realized gain on investments .................             9             82
                                                     -----------   ------------
Net increase in net assets resulting from
   operations ....................................       452,788        699,641
                                                     -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income
   Standard Class ................................      (452,671)      (699,425)
   Service Class .................................          (108)          (134)
                                                     -----------   ------------
                                                        (452,779)      (699,559)
                                                     -----------   ------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
Proceeds from shares sold:
   Standard Class ................................     3,689,414      7,755,610
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ................................       452,260        690,782
   Service Class .................................           108            130
                                                     -----------   ------------
                                                       4,141,782      8,446,522
                                                     -----------   ------------
Cost of shares repurchased:
   Standard Class ................................    (6,139,076)   (14,846,540)
                                                     -----------   ------------
Decrease in net assets derived from
   capital share transactions ....................    (1,997,294)    (6,400,018)
                                                     -----------   ------------
NET DECREASE IN NET ASSETS                            (1,997,285)    (6,399,936)

NET ASSETS:
Beginning of period ..............................    23,436,005     29,835,941
                                                     -----------   ------------
End of period (there was no undistributed
   net investment income at either
   period end) ...................................   $21,438,720   $ 23,436,005
                                                     ===========   ============

                             See accompanying notes


                                                                  Cash Reserve-5

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                                 YEAR ENDED
                                                          6/30/06(1)   -------------------------------------------------------------
                                                         (UNAUDITED)   12/31/05   12/31/04(2)   12/31/03   12/31/02(3)   12/31/01(3)
                                                         -----------   --------   -----------   --------   -----------   -----------
Net asset value, beginning of period..................     $ 1.000      $ 1.000     $ 1.000     $ 1.000      $ 1.000       $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................       0.020        0.027       0.009       0.006        0.013         0.038
                                                           -------      -------     -------     -------      -------       -------
Total from investment operations......................       0.020        0.027       0.009       0.006        0.013         0.038
                                                           -------      -------     -------     -------      -------       -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................      (0.020)      (0.027)     (0.009)     (0.006)      (0.013)       (0.038)
                                                           -------      -------     -------     -------      -------       -------
Total dividends and distributions.....................      (0.020)      (0.027)     (0.009)     (0.006)      (0.013)       (0.038)
                                                           -------      -------     -------     -------      -------       -------
Net asset value, end of period........................     $ 1.000      $ 1.000     $ 1.000     $ 1.000      $ 1.000       $ 1.000
                                                           =======      =======     =======     =======      =======       =======
Total return(4).......................................        2.05%        2.69%       0.87%       0.61%        1.26%         3.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............     $21,433      $23,430     $29,831     $42,748      $49,809       $43,421
Ratio of expenses to average net assets...............        0.68%        0.61%       0.55%       0.58%        0.59%         0.60%
Ratio of net investment income to average net assets..        4.09%        2.62%       0.82%       0.60%        1.26%         3.78%

----------
(1)  Ratios have been annualized and total return has not been annualized.

(2) On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return.

(3) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes


                                                                  Cash Reserve-6

DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS
                                                         ---------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                                YEAR ENDED
                                                          6/30/06(1)   -------------------------------------------------------------
                                                         (UNAUDITED)   12/31/05   12/31/04(2)   12/31/03   12/31/02(3)   12/31/01(3)
                                                         -----------   --------   -----------   --------   -----------   -----------
Net asset value, beginning of period..................     $ 1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................       0.019       0.024        0.006        0.004        0.011        0.037
                                                           -------     -------      -------      -------      -------      -------
Total from investment operations......................       0.019       0.024        0.006        0.004        0.011        0.037
                                                           -------     -------      -------      -------      -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................      (0.019)     (0.024)      (0.006)      (0.004)      (0.011)      (0.037)
                                                           -------     -------      -------      -------      -------      -------
Total dividends and distributions.....................      (0.019)     (0.024)      (0.006)      (0.004)      (0.011)      (0.037)
                                                           -------     -------      -------      -------      -------      -------
Net asset value, end of period........................     $ 1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                           =======     =======      =======      =======      =======      =======
Total return(4).......................................        1.92%       2.43%        0.60%        0.40%        1.13%        3.75%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............     $     6     $     6      $     5      $     5      $     5      $     5
Ratio of expenses to average net assets...............        0.93%       0.86%        0.80%        0.80%        0.74%        0.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly....        0.98%       0.91%        0.85%        0.83%        0.74%        0.75%
Ratio of net investment income to average net assets..        3.84%       2.37%        0.57%        0.38%        1.11%        3.63%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly.........................................        3.79%       2.32%        0.52%        0.35%        1.11%        3.63%

----------
(1)  Ratios have been annualized and total return has not been annualized.

(2) On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return.

(3) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes


                                                                  Cash Reserve-7

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.


                                                                  Cash Reserve-8

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.67% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006 the expense limitation was 0.80% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                           OTHER
  INVESTMENT             TRANSFER AGENT,                            EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION       PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES       FEE PAYABLE        TO DMC
      DMC                PAYABLE TO DSC             TO DDLP     AND AFFILIATES*
--------------   -----------------------------   ------------   ---------------
    $7,983                     $897                    $1             $824

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $469 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. DIVIDEND AND DISTRIBUTION

Information Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                     SIX MONTHS     YEAR
                        ENDED       ENDED
                      6/30/06*    12/31/05
                     ----------   --------
Ordinary income...    $452,779    $699,559

----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest.....   $21,492,027
Capital loss carryforwards........       (53,313)
Six month period realized gains...             6
                                     -----------
Net assets........................   $21,438,720
                                     ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire in 2010. For the six months ended June 30, 2006, the Series had capital gains of $6 which may reduce the capital loss carryforwards.


                                                                  Cash Reserve-9

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CREDIT AND MARKET RISK

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

5. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                                 Cash Reserve-10

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP CASH RESERVE SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Cash Reserves Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three and 10 year periods was in the third quartile of such Performance Universe. The report further showed that the Series' total return for the five year period was in the second quartile. The Board noted that the Series' performance results were not in line with the Board's stated objective. The Board considered the fact that management has contracted to waive fees and pay expenses through April 30, 2007 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and brokerage costs) from exceeding 0.70% of average daily net assets. This cap is lower than in previous years, a factor that may improve performance going forward. The Board was satisfied that management was taking effective action to improve Series performance and meet the Board's performance objective.


                                                                 Cash Reserve-11

DELAWARE VIP CASH RESERVE SERIES
OTHER SERIES INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                                 Cash Reserve-12

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                EXPENSES
                         BEGINNING     ENDING                 PAID DURING
                          ACCOUNT     ACCOUNT    ANNUALIZED     PERIOD
                           VALUE       VALUE       EXPENSE    1/1/06 TO
                           1/1/06     6/30/06      RATIOS      6/30/06*
                         ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN

Standard Class           $1,000.00   $1,010.00      0.77%       $3.84
Service Class             1,000.00    1,008.70      1.02%        5.08

HYPOTHETICAL 5% RETURN   (5% RETURN BEFORE EXPENSES)

Standard Class           $1,000.00   $1,020.98      0.77%       $3.86
Service Class             1,000.00    1,019.74      1.02%        5.11

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                            Diversified Income-1

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
AGENCY ASSET-BACKED SECURITIES                                         0.07%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                             0.97%
AGENCY MORTGAGE-BACKED SECURITIES                                      9.57%
AGENCY OBLIGATIONS                                                     0.66%
COMMERCIAL MORTGAGE-BACKED SECURITIES                                  1.51%
CORPORATE BONDS                                                       44.26%
Banking                                                                3.78%
Basic Industry                                                         3.88%
Brokerage                                                              0.98%
Capital Goods                                                          1.82%
Communications                                                         8.17%
Consumer Cyclical                                                      7.76%
Consumer Non-Cyclical                                                  4.77%
Electric                                                               1.61%
Emerging Markets                                                       0.39%
Energy                                                                 1.02%
Finance Companies                                                      3.04%
Industrial - Other                                                     0.51%
Insurance                                                              2.50%
Natural Gas                                                            1.22%
Real Estate                                                            0.68%
Technology                                                             0.82%
Transportation                                                         1.31%
FOREIGN AGENCIES                                                       2.09%
Austria                                                                0.29%
Germany                                                                1.49%
Mexico                                                                 0.24%
Ukraine                                                                0.07%
MUNICIPAL BONDS                                                        0.14%
NON-AGENCY ASSET-BACKED SECURITIES                                     1.27%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                         5.25%
REGIONAL AGENCIES                                                      0.75%
Australia                                                              0.75%
REGIONAL AUTHORITIES                                                   0.35%
Canada                                                                 0.35%
SENIOR SECURED LOANS                                                   1.28%
SOVEREIGN AGENCIES                                                     1.55%
France                                                                 0.75%
Japan                                                                  0.80%
SOVEREIGN DEBT                                                        14.02%
Argentina                                                              0.25%
Austria                                                                0.96%
Brazil                                                                 1.82%
Colombia                                                               0.65%
Czechoslovakia                                                         0.18%
Dominican Republic                                                     0.14%
El Salvador                                                            0.21%
France                                                                 1.62%
Germany                                                                1.48%
Indonesia                                                              0.13%
Japan                                                                  0.54%
Korea                                                                  0.38%
Malaysia                                                               0.35%
Mexico                                                                 0.97%
Netherlands                                                            0.27%
Norway                                                                 0.36%
Panama                                                                 0.13%
Peru                                                                   0.19%
Philippines                                                            0.43%
Poland                                                                 0.42%
Sweden                                                                 1.03%
Turkey                                                                 0.14%
United Kingdom                                                         0.75%
Uruguay                                                                0.08%
Venezuela                                                              0.54%
SUPRANATIONAL BANKS                                                    3.47%
U.S. TREASURY OBLIGATIONS                                              7.31%
COMMON STOCK                                                           0.07%
PREFERRED STOCK                                                        0.00%
WARRANT                                                                0.15%
CURRENCY OPTIONS PURCHASED                                             0.00%
REPURCHASE AGREEMENTS                                                 14.94%
TOTAL MARKET VALUE OF SECURITIES                                     109.68%
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                       (9.68)%
                                                                     ------
TOTAL NET ASSETS                                                     100.00%
                                                                     ======

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)

AAA                                                                   46.20%
AA                                                                     1.88%
A                                                                      7.79%
BBB                                                                    9.53%
BB                                                                    12.50%
B                                                                     16.52%
CCC                                                                    4.35%
D                                                                      0.05%
NR                                                                     1.18%
                                                                     ------
TOTAL                                                                100.00%
                                                                     ======


                                                            Diversified Income-2

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                       MARKET
                                                       PRINCIPAL        VALUE
                                                      AMOUNT DEG.     (U.S. $)
                                                      -----------   ------------
AGENCY ASSET-BACKED SECURITIES-0.07%
oFannie Mae Whole Loan Series 2002-W11
   AV1 5.663% 11/25/32 ......................   USD        36,573   $    36,575
(D)FHLMC Structured Pass-Through
   Securities Series T-30 A5
   8.61% 12/25/30 ...........................             220,924       220,813
                                                                    -----------
TOTAL AGENCY ASSET-BACKED SECURITIES
   (COST $256,950) ..........................                           257,388
                                                                    -----------
AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-0.97%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26 .........               7,489         7,907
   Series 2002-90 A1 6.50% 6/25/42 ..........              24,095        24,179
   Series 2002-90 A2 6.50% 11/25/42 .........             106,147       106,905
   Series 2003-122 AJ 4.50% 2/25/28 .........             114,352       109,918
   Series 2005-110 MB 5.50% 9/25/35 .........             730,000       720,086
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39 ..........               2,148         2,215
   Series 2001-T8 A2 9.50% 7/25/41 ..........              19,616        20,969
   Series 2002-T4 A3 7.50% 12/25/41 .........              44,781        45,993
   Series 2004-T1 1A2 6.50% 1/25/44 .........              45,108        45,512
Fannie Mae Whole Loan
   Series 2002-W6 2A1 7.00% 6/25/42 .........              77,184        78,601
   Series 2004-W9 2A1 6.50% 2/25/44 .........              12,875        12,992
   Series 2004-W11 1A2 6.50% 5/25/44 ........             142,020       143,321
Freddie Mac
   Series 1730 Z 7.00% 5/15/24 ..............             184,375       191,627
   Series 2326 ZQ 6.50% 6/15/31 .............             285,082       293,247
   Series 2480 EH 6.00% 11/15/31 ............                 440           439
   Series 2552 KB 4.25% 6/15/27 .............             160,403       158,010
   Series 2662 MA 4.50% 10/15/31 ............             293,653       285,160
   Series 2872 GC 5.00% 11/15/29 ............             220,000       210,753
   Series 2890 PC 5.00% 7/15/30 .............             105,000       100,755
   Series 2915 KP 5.00% 11/15/29 ............             265,000       254,971
   Series 3022 MB 5.00% 12/15/28 ............             165,000       159,899
   Series 3063 PC 5.00% 2/15/29 .............             540,000       522,113
(D)Freddie Mac Structured Pass-Through
   Securities
   Series T-54 2A 6.50% 2/25/43 .............              42,111        42,408
   Series T-58 2A 6.50% 9/25/43 .............              17,261        17,392
                                                                    -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $3,637,459) ............                         3,555,372
                                                                    -----------
AGENCY MORTGAGE-BACKED SECURITIES-9.57%
FANNIE MAE
   5.50% 1/1/13 .............................             262,557       257,306
   6.202% 5/1/09 ............................              33,649        33,807
   6.50% 8/1/17 .............................              76,544        77,477
   6.765% 1/1/07 ............................              22,018        21,970
oFannie Mae ARM
   3.241% 10/1/33 ...........................             497,673       494,446
   5.068% 8/1/35 ............................             597,120       574,624
Fannie Mae Relocation 15 yr
   4.00% 9/1/20 .............................             582,576       534,695
Fannie Mae Relocation 30 yr
   5.00% 11/1/33 ............................              11,359        10,748
   5.00% 8/1/34 .............................              74,445        70,328
   5.00% 11/1/34 ............................             103,401        97,681
   5.00% 4/1/35 .............................             292,774       275,848
Fannie Mae Relocation 30 yr
   5.00% 10/1/35 ............................   USD       487,203   $   459,037
   5.00% 1/1/36 .............................             617,682       581,972
Fannie Mae S.F. 15 yr TBA
   5.00% 7/1/21 .............................             350,000       337,094
   5.50% 7/1/21 .............................           4,915,000     4,824,379
Fannie Mae S.F. 20 yr 5.50% 8/1/25 ..........             936,056       908,560
Fannie Mae S.F. 30 yr
   5.50% 3/1/29 .............................               3,781         3,652
   5.50% 4/1/29 .............................               3,888         3,756
   7.50% 3/1/32 .............................               1,707         1,766
   7.50% 4/1/32 .............................               6,312         6,529
Fannie Mae S.F. 30 yr TBA
   5.00% 7/1/36 .............................           5,420,000     5,067,699
   5.50% 7/1/36 .............................          12,505,000    12,012,615
   6.00% 7/1/36 .............................           2,820,000     2,775,938
   6.50% 7/1/36 .............................           3,545,000     3,563,833
Freddie Mac 7.00% 1/1/08 ....................              89,311        89,758
oFreddie Mac ARM
   2.995% 12/1/33 ...........................             679,428       670,160
   3.914% 4/1/34 ............................              14,172        14,070
Freddie Mac Relocation 30 yr
   5.00% 9/1/33 .............................              20,921        19,829
Freddie Mac S.F. 30 yr TBA
   5.00% 7/1/36 .............................           1,260,000     1,176,919
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (COST $35,221,427) .......................                        34,966,496
                                                                    -----------
AGENCY OBLIGATIONS-0.66%
Fannie Mae
   3.00% 8/15/07 ............................              40,000        38,931
   6.375% 8/15/07 ...........................   AUD       890,000       662,811
(y)Financing Corporation Interest Strip
   CPN 13 5.161% 12/27/12 ...................   USD       100,000        70,834
   CPN 15 5.575% 3/7/16 .....................             304,000       179,439
   CPN D 5.08% 9/26/11 ......................             150,000       114,393
Freddie Mac
   4.625% 12/19/08 ..........................           1,060,000     1,040,881
   4.75% 1/19/16 ............................             305,000       288,121
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
   (COST $2,437,000) ........................                         2,395,410
                                                                    -----------
COMMERCIAL MORTGAGE-BACKED
   SECURITIES-1.51%
#Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA E 144A
   5.064% 5/14/16 ...........................             300,000       295,599
(D)Commercial Mortgage Pass-Through
   Certificates
   #Series 2001-J1A A2 144A
   6.457% 2/14/34 ...........................             188,927       193,099
   Series 2006-C7 A2 5.69% 6/10/46 ..........             210,000       209,199
oCredit Suisse Mortgage Capital Certificates
   Series 2006-C1 AAB 5.681% 2/15/39 ........             115,000       113,012
#Crown Castle Towers Series 2005-1A C 144A
   5.074% 6/15/35 ...........................              90,000        86,543
#First Union National Bank Commercial
   Mortgage Series 2001-C2 L 144A
   6.46% 1/12/43 ............................             200,000       197,999


                                                            Diversified Income-3

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                       MARKET
                                                       PRINCIPAL       VALUE
                                                      AMOUNT DEG.     (U.S. $)
                                                      -----------   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
GE Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35 ........   USD       365,000   $   373,696
Greenwich Capital Commercial Funding
   Series 2006-GG7 6.11% 7/10/16 ............           1,035,000     1,035,001
#Hilton Hotel Pool Trust Series 2000-
   HLTA A1 144A 7.055% 10/3/15 ..............              80,715        83,079
JPMorgan Chase Commercial
   Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37 .........             290,000       284,056
   Series 2002-C2 A2 5.05% 12/12/34 .........             280,000       268,981
   Series 2003-C1 A2 4.985% 1/12/37 .........              20,000        19,121
oSeries 2006-LDP7
AJ 5.876% 4/15/45 ...........................           1,000,000       992,640
o#Series 2006-RR1 A1 144A
   5.61% 10/18/52 ...........................             305,000       293,553
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31 .........             110,000       113,507
oMerrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 10/12/41 ......              25,000        23,512
   Series 2006-C1 AJ 5.844% 5/12/39 .........             215,000       211,588
oMerrill Lynch/Countrywide Commercial
   Mortgage Trust Series 2006-2
   AJ 5.917% 6/12/46 ........................             160,000       160,026
#Morgan Stanley Capital I Series
   1999-FNV1 G 144A 6.12% 3/15/31 ...........             110,000       109,849
o#Morgan Stanley Dean Witter Capital I Series
   2001-TOP1 E 144A 7.551% 2/15/33 ..........             100,000       103,605
#Tower 144A
   Series 2004-2A A 4.232% 12/15/14 .........              65,000        62,146
   Series 2006-1 B 5.588% 2/15/36 ...........             120,000       117,564
   Series 2006-1 C 5.707% 2/15/36 ...........             185,000       181,475
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (COST $5,617,707) ........................                         5,528,850
                                                                    -----------
CORPORATE BONDS-44.26%
BANKING-3.78%
BAC Capital Trust XI 6.625% 5/23/36 .........             105,000       104,059
#Banco BMG 144A 9.15% 1/15/16 ...............             351,000       344,858
o#Banco Santander 144A
   5.633% 12/9/09 ...........................              60,000        60,056
oBarclays Bank 6.278% 12/29/49 ..............             170,000       148,415
o#BNP Paribas 144A 5.186% 6/29/49 ...........             280,000       254,302
Citigroup 5.875% 2/22/33 ....................              90,000        84,261
Credit Suisse First Boston USA
   6.125% 11/15/11 ..........................             115,000       116,670
First Union II 7.85% 1/1/27 .................             950,000       992,494
o#Glitnir Banki 144A 6.693% 6/15/16 .........             570,000       567,326
#HBOS 144A 5.92% 9/29/49 ....................             300,000       276,859
#ICICI Bank 144A 5.75% 11/16/10 .............             120,000       116,354
#Kaupthing Bank 144A
   7.125% 5/19/16 ...........................             725,000       726,489
Kazkommerts International
   8.00% 11/3/15 ............................             288,000       281,059
Popular North America
   4.25% 4/1/08 .............................             335,000       325,957
   o5.41% 4/6/09 ............................             190,000       190,504
Popular North America Capital Trust
   6.564% 9/15/34 ...........................             310,000       283,048
o#Rabobank Capital Funding II 144A
   5.26% 12/29/49 ...........................   USD       235,000   $   220,826
Rabobank Nederland 9.125% 10/20/06 ..........   ISK   105,000,000     1,367,762
oRBS Capital Trust I 4.709% 12/29/49 ........   USD       180,000       162,933
o#Resona Bank 144A 5.85% 9/29/49 ............             605,000       563,896
o#Resona Preferred Global Securities
144A 7.191% 12/29/49 ........................           1,110,000     1,115,239
Russian Agricultural Bank
   6.875% 11/29/10 ..........................           1,172,000     1,164,060
#Russian Agricultural Bank
   144A 7.175% 5/16/13 ......................             635,000       631,031
#Russian Standard Bank 144A
   8.625% 5/5/11 ............................             165,000       158,202
o#Shinsei Finance 144A 6.418% 1/29/49                     475,000       446,906
#TuranAlem Finance 144A
   7.75% 4/25/13 ............................             450,000       439,313
Vneshtorgbank 4.25% 2/15/16 .................   EUR     1,200,000     1,478,530
oWachovia Capital Trust III
   5.80% 8/29/49 ............................   USD       950,000       922,813
Western Financial 9.625% 5/15/12 ............             235,000       258,755
                                                                    -----------
                                                                     13,802,977
                                                                    -----------
Basic Industry-3.88%
Abitibi-Consolidated
   6.95% 12/15/06 ...........................             150,000       151,500
   7.875% 8/1/09 ............................             840,000       808,500
AK Steel 7.875% 2/15/09 .....................             445,000       445,000
Aleris International 9.00% 11/15/14 .........             361,000       369,123
Alrosa Finance 8.875% 11/17/14 ..............             222,000       241,292
@#Alrosa Finance 144A 8.875% 11/17/14 .......             569,000       619,499
Barrick Gold Finance 7.50% 5/1/07 ...........              60,000        60,848
Bowater
   9.00% 8/1/09 .............................             280,000       285,600
   9.50% 10/15/12 ...........................           1,275,000     1,278,187
Chemtura 6.875% 6/1/16 ......................             300,000       291,375
Donohue Forest Products
   7.625% 5/15/07 ...........................             275,000       277,063
Georgia-Pacific
   8.875% 5/15/31 ...........................             635,000       635,000
   9.50% 12/1/11 ............................             600,000       630,000
Huntsman International
   10.125% 7/1/09 ...........................             680,000       693,600
Ispat Inland 9.75% 4/1/14 ...................              65,000        71,761
Lubrizol 4.625% 10/1/09 .....................             725,000       698,572
Lyondell Chemical 10.50% 6/1/13 .............              50,000        55,250
#Nell AF SARL 144A 8.375% 8/15/15 ...........             525,000       507,281
NewPage 10.00% 5/1/12 .......................             410,000       426,400
Norske Skog Canada 8.625% 6/15/11 ...........             750,000       735,000
#Norske Skogindustrier 144A
   7.125% 10/15/33 ..........................             330,000       284,413
#Port Townsend Paper 144A
   12.00% 4/15/11 ...........................             410,000       325,950
Potlatch 13.00% 12/1/09 .....................             400,000       469,610
Rhodia 8.875% 6/1/11 ........................             476,000       476,595
++Solutia 6.72% 10/15/37 ....................             615,000       571,181
#Southern Copper 144A 7.50% 7/27/35 .........             800,000       765,784
#Stora Enso Oyj 144A 7.25% 4/15/36 ..........             345,000       337,781
Tembec Industries 8.625% 6/30/09 ............           1,610,000       889,524


                                                            Diversified Income-4

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                       AMOUNT DEG.      VALUE
                                                       -----------   -----------
                                                                       (U.S. $)
CORPORATE BONDS (CONTINUED)
BASIC INDUSTRY (CONTINUED)
Vale Overseas 6.25% 1/11/16 ..................   USD       165,000   $   157,988
Weyerhaeuser 7.125% 7/15/23 ..................             525,000       517,366
Witco 6.875% 2/1/26 ..........................             125,000       111,875
                                                                     -----------
                                                                      14,188,918
                                                                     -----------
BROKERAGE-0.98%
Amvescap 4.50% 12/15/09 ......................             150,000       143,515
E Trade Financial 8.00% 6/15/11 ..............             760,000       779,000
FINOVA Group 7.50% 11/15/09 ..................           1,048,050       314,415
Goldman Sachs 6.345% 2/15/34 .................             320,000       299,256
LaBranche & Company
   9.50% 5/15/09 .............................             525,000       561,750
   11.00% 5/15/12 ............................             524,000       576,400
Merrill Lynch
  o4.16% 3/12/07 .............................              95,000        93,851
   6.05% 5/16/16 .............................             510,000       507,571
Morgan Stanley 5.375% 10/15/15 ...............             325,000       308,215
                                                                     -----------
                                                                       3,583,973
                                                                     -----------
CAPITAL GOODS-1.82%
Allied Waste North America
   9.25% 9/1/12 ..............................             574,000       611,310
Armor Holdings 8.25% 8/15/13 .................             650,000       676,000
Building Materials 8.00% 10/15/07 ............             475,000       479,750
Casella Waste Systems 9.75% 2/1/13 ...........             850,000       896,750
#Compression Polymer 144A
   10.50% 7/1/13 .............................             345,000       353,625
General Electric 5.00% 2/1/13 ................             365,000       350,092
Geo Subordinate 11.00% 5/15/12 ...............             925,000       934,250
Graham Packaging 9.875% 10/15/14 .............             225,000       223,875
Interface 10.375% 2/1/10 .....................             285,000       313,144
Intertape Polymer 8.50% 8/1/14 ...............             485,000       448,625
NTK Holdings 10.75% 3/1/14 ...................             450,000       327,938
Solo Cup 8.50% 2/15/14 .......................             350,000       304,500
#TransDigm 144A 7.75% 7/15/14 ................             125,000       125,000
#WCA Waste 144A 9.25% 6/15/14 ................             600,000       609,000
                                                                     -----------
                                                                       6,653,859
                                                                     -----------
COMMUNICATIONS-8.17%
(DS)Adelphia Communications
   8.125% 12/15/06 ...........................             280,000       154,000
#Affinion Group 144A 11.50% 10/15/15 .........             175,000       172,375
American Tower
   7.125% 10/15/12 ...........................             620,000       621,550
   7.25% 12/1/11 .............................             175,000       179,813
AT&T
   7.30% 11/15/11 ............................             325,000       345,380
   8.00% 11/15/31 ............................             380,000       437,556
Bellsouth 4.20% 9/15/09 ......................             150,000       143,108
British Telecommunications
   8.875% 12/15/30 ...........................             295,000       363,573
++Century Communications 9.50% 9/1/06 ........           2,350,000     2,361,749
#Charter Communications 144A
   5.875% 11/16/09 ...........................              65,000        48,506
Charter Communications Holdings
   11.125% 1/15/11 ...........................             315,000       196,875
   13.50% 1/15/11 ............................           1,275,000       835,125
#Charter Communications Operating 144A
   8.375% 4/30/14 ............................              30,000        30,188
Cincinnati Bell 8.375% 1/15/14 ...............             872,000       863,280
o#Cleveland Unlimited 144A
   13.579% 12/15/10 ..........................   USD       100,000     $ 105,750
Comcast 6.50% 11/15/35 .......................             365,000       345,638
Cox Communications 4.625% 1/15/10 ............             150,000       143,192
CSC Holdings
   8.125% 7/15/09 ............................             527,000       538,858
   8.125% 8/15/09 ............................             825,000       843,563
Dex Media East 12.125% 11/15/12 ..............             350,000       394,625
#Digicel Limited 144A 9.25% 9/1/12 ...........             500,000       525,000
GTE California 7.65% 3/15/07 .................             470,000       475,790
(SS)Inmarsat Finance 10.375% 11/15/12 ........           2,495,000     2,136,343
Insight Midwest 10.50% 11/1/10 ...............           1,769,000     1,853,027
#Intelsat Bermuda 144A 11.25% 6/15/16 ........             850,000       875,500
Intelsat Subsidiary 8.625% 1/15/15 ...........             525,000       528,938
iPCS 11.50% 5/1/12 ...........................              80,000        89,600
oIWO Escrow Company 8.818% 1/15/12 ...........              40,000        41,600
oLiberty Media 6.829% 9/17/06 ................              62,000        62,208
Mediacom Broadband 11.00% 7/15/13 ............             900,000       952,874
Mediacom Capital 9.50% 1/15/13 ...............             840,000       840,000
#Nordic Telephone Holdings
   144A 8.875% 5/1/16 ........................             200,000       206,500
oQwest 8.579% 6/15/13 ........................             125,000       132,813
#RH Donnelley 144A 8.875% 1/15/16 ............             710,000       719,763
Rural Cellular 9.875% 2/1/10 .................             820,000       847,675
o#Rural Cellular 144A 10.899% 11/1/12 ........             230,000       237,188
Sheridan Acquisition 10.25% 8/15/11 ..........             215,000       219,569
Sirius Satellite 9.625% 8/1/13 ...............             100,000        94,250
Sprint Capital
   7.625% 1/30/11 ............................             370,000       394,216
   8.75% 3/15/32 .............................             445,000       538,157
Telecom Italia Capital 4.00% 1/15/10 .........             470,000       440,169
Telefonica Emis
  o5.714% 6/19/09 ............................             240,000       240,302
   5.984% 6/20/11 ............................             265,000       264,307
   6.421% 6/20/16 ............................             110,000       109,972
   7.045% 6/20/36 ............................             325,000       325,833
Telefonos de Mexico 4.50% 11/19/08 ...........             395,000       382,000
Time Warner Entertainment
   8.375% 3/15/23 ............................             210,000       234,060
Triton Communications
   8.50% 6/1/13 ..............................             435,000       401,288
   9.375% 2/1/11 .............................           1,075,000       774,000
oUS LEC 13.62% 10/1/09 .......................             135,000       144,113
US Unwired 10.00% 6/15/12 ....................             265,000       295,475
Vertis 10.875% 6/15/09 .......................             885,000       876,149
#Viacom 144A
  o5.691% 6/16/09 ............................             430,000       430,136
   5.75% 4/30/11 .............................             200,000       196,647
#Vimpelcom 144A 8.25% 5/23/16 ................             982,000       943,947
#Wind Acquisition 144A
   10.75% 12/1/15 ............................             825,000       880,687
Windstream 7.26% 6/30/13 .....................             585,000       585,000
#Windstream 144A
   8.125% 8/1/13 .............................             300,000       307,500
   8.625% 8/1/16 .............................             425,000       436,688
#XM Satellite Radio 144A 9.75% 5/1/14 ........             750,000       690,000
                                                                     -----------
                                                                      29,853,988
                                                                     -----------


                                                            Diversified Income-5

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                         MARKET
                                                        PRINCIPAL        VALUE
                                                       AMOUNT DEG.     (U.S. $)
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
CONSUMER CYCLICAL-7.76%
Accuride 8.50% 2/1/15 ........................   USD       250,000   $   241,250
#Baker & Taylor 144A 11.50% 7/1/13 ...........             375,000       376,875
Boyd Gaming 8.75% 4/15/12 ....................             475,000       499,938
Brickman Group 11.75% 12/15/09 ...............             305,000       329,400
Carrols 9.00% 1/15/13 ........................             140,000       141,050
Centex
  o5.399% 8/1/07 .............................             265,000       265,186
   6.50% 5/1/16 ..............................             650,000       632,730
Corrections Corporation of America
   7.50% 5/1/11 ..............................             900,000       911,250
oDaimlerChrysler Holdings 5.74% 3/13/09 ......             940,000       941,340
Ford Motor 7.45% 7/16/31 .....................           1,365,000       993,038
Ford Motor Credit
   5.70% 1/15/10 .............................             195,000       170,939
   7.375% 10/28/09 ...........................             485,000       448,720
#Ford Motor Credit 144A
   9.75% 9/15/10 .............................             380,000       370,577
#Galaxy Entertainment Finance
   144A 9.875% 12/15/12 ......................           1,986,000     2,075,369
Gaylord Entertainment
   8.00% 11/15/13 ............................             285,000       286,069
General Motors
   8.375% 7/15/33 ............................           1,370,000     1,109,699
General Motors Acceptance Corporation
   6.875% 9/15/11 ............................           2,060,000     1,967,666
  =7.50% 12/1/06 .............................   NZD     1,315,000       793,618
   8.00% 11/1/31 .............................   USD     3,485,000     3,358,445
Johnson Controls 5.00% 11/15/06 ..............              20,000        19,933
Landry's Restaurant 7.50% 12/15/14 ...........             470,000       433,575
Lodgenet Entertainment
   9.50% 6/15/13 .............................             780,000       834,600
Mandalay Resort Group 9.50% 8/1/08 ...........             580,000       616,250
Metaldyne 10.00% 11/1/13 .....................             480,000       466,800
#Neiman Marcus 144A
   9.00% 10/15/15 ............................             445,000       467,250
   10.375% 10/15/15 ..........................             720,000       768,600
#NPC International 144A 9.50% 5/1/14 .........             575,000       559,188
O'Charleys 9.00% 11/1/13 .....................             725,000       737,688
Penney (J.C.)
   7.375% 8/15/08 ............................             215,000       221,236
   7.625% 3/1/97 .............................              65,000        64,736
   7.65% 8/15/16 .............................             100,000       108,840
Playtex Products 9.375% 6/1/11 ...............           1,130,000     1,182,262
#Pokagon Gaming Authority
   144A 10.375% 6/15/14 ......................             400,000       415,500
Royal Caribbean Cruises
   7.25% 6/15/16 .............................              70,000        69,669
   7.25% 3/15/18 .............................             375,000       365,667
Schuler Homes 10.50% 7/15/11 .................              80,000        84,282
Time Warner 8.18% 8/15/07 ....................             370,000       379,694
(SS)Town Sports International
   11.00% 2/1/14 .............................             550,000       441,375
True Temper Sports 8.375% 9/15/11 ............             635,000       581,025
#Uno Restaurant 144A 10.00% 2/15/11 ..........             225,000       173,250
Visteon
   7.00% 3/10/14 .............................              85,000        69,806
   8.25% 8/1/10 ..............................           1,805,000     1,696,699
Warnaco 8.875% 6/15/13 .......................   USD       185,000   $   188,700
Warner Music Group 7.375% 4/15/14 ............             935,000       911,625
Wheeling Island Gaming 10.125% 12/15/09 ......             570,000       592,088
                                                                     -----------
                                                                      28,363,497
                                                                     -----------
CONSUMER NON-CYCLICAL-4.77%
#AmerisourceBergen 144A
   5.875% 9/15/15 ............................             470,000       445,325
#Angiotech Pharmaceuticals 144A
   7.75% 4/1/14 ..............................             600,000       576,000
Biovail 7.875% 4/1/10 ........................           1,583,000     1,610,702
Constellation Brands 8.125% 1/15/12 ..........             516,000       532,770
Cott Beverages 8.00% 12/15/11 ................             465,000       466,163
#CRC Health 144A 10.75% 2/1/16 ...............             560,000       572,600
DEL Laboratories 8.00% 2/1/12 ................             185,000       154,706
Dole Food 8.875% 3/15/11 .....................             755,000       711,588
Gold Kist 10.25% 3/15/14 .....................             375,000       392,813
HCA 5.50% 12/1/09 ............................             205,000       198,575
#Healthsouth 144A 10.75% 6/15/16 .............             410,000       403,850
Humana 6.45% 6/1/16 ..........................             505,000       500,779
Ingles Markets 8.875% 12/1/11 ................             450,000       473,063
#iPayment 144A 9.75% 5/15/14 .................             275,000       275,000
Kraft Foods
   4.125% 11/12/09 ...........................             280,000       266,340
   6.50% 11/1/31 .............................             105,000       105,182
#Le-Natures 144A 10.00% 6/15/13 ..............             325,000       344,094
Marsh Supermarket 8.875% 8/1/07 ..............             325,000       324,594
Medco Health Solutions 7.25% 8/15/13 .........             695,000       736,888
MedPartners 7.375% 10/1/06 ...................             710,000       712,663
#Miller Brewing 144A 4.25% 8/15/08 ...........             175,000       169,992
National Beef Packing 10.50% 8/1/11 ..........             325,000       329,875
Pilgrim's Pride 9.625% 9/15/11 ...............             310,000       323,950
Pinnacle Foods 8.25% 12/1/13 .................             375,000       370,313
#Reynolds American 144A
   6.50% 6/1/07 ..............................             125,000       125,156
   7.875% 5/15/09 ............................             790,000       809,750
oSafeway 5.83% 3/27/09 .......................             555,000       555,684
US Oncology
   9.00% 8/15/12 .............................             125,000       130,625
   10.75% 8/15/14 ............................           1,050,000     1,144,499
UST 6.625% 7/15/12 ...........................             290,000       298,664
(SS)Vanguard Health 11.25% 10/1/15 ...........           1,340,000       951,399
Warner Chilcott 8.75% 2/1/15 .................           1,955,000     2,023,424
Wyeth 5.50% 2/1/14 ...........................             410,000       396,763
                                                                     -----------
                                                                      17,433,789
                                                                     -----------
ELECTRIC-1.61%
Avista 9.75% 6/1/08 ..........................             415,000       441,313
++#Calpine 144A 9.90% 7/15/07 ................             180,838       174,508
Consolidated Edison of New York
   6.20% 6/15/36 .............................             270,000       263,742
Dominion Resources
   5.687% 5/15/08 ............................             445,000       443,814
  o5.79% 9/28/07 .............................             400,000       400,382
Duke Capital 5.668% 8/15/14 ..................             160,000       154,911
Elwood Energy 8.159% 7/5/26 ..................             262,159       284,981
Hydro Quebec 10.50% 10/15/21 .................   CAD       219,000       305,725


                                                            Diversified Income-6

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                       AMOUNT DEG.      VALUE
                                                       -----------   -----------
                                                                       (U.S. $)
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
Midwest Generation
   8.30% 7/2/09 ..............................   USD       495,000   $   502,425
   8.75% 5/1/34 ..............................             240,000       255,600
Mirant Americas Generation
   8.30% 5/1/11 ..............................           1,100,000     1,091,751
Northern State Power 6.25% 6/1/36 ............             295,000       294,027
Oncor Electric Delivery 7.00% 5/1/32 .........              20,000        20,820
Orion Power 12.00% 5/1/10 ....................             190,000       215,650
Pepco Holdings
   5.50% 8/15/07 .............................             470,000       468,436
  o5.856% 6/1/10 .............................             265,000       265,973
#Power Contract Financing 144A
   6.256% 2/1/10 .............................             200,000       200,106
#Tenaska Alabama 144A 7.00% 6/30/21 ..........              98,526        96,518
Xcel Energy 6.50% 7/1/36 .....................              10,000         9,839
                                                                     -----------
                                                                       5,890,521
                                                                     -----------
EMERGING MARKETS-0.39%
Siberian Oil 10.75% 1/15/09 ..................             437,000       477,860
Southern Peru 7.50% 7/27/35 ..................           1,005,000       964,528
                                                                     -----------
                                                                       1,442,388
                                                                     -----------
ENERGY-1.02%
#Basic Energy Service 144A
   7.125% 4/15/16 ............................             125,000       116,875
Bluewater Finance 10.25% 2/15/12 .............             480,000       488,400
#Brigham Exploration 144A
   9.625% 5/1/14 .............................             115,000       113,275
#Canadian Oil Sands 144A
   4.80% 8/10/09 .............................             115,000       111,447
Compton Petroleum 7.625% 12/1/13 .............             110,000       105,600
#Hilcorp Energy 144A
   9.00% 6/1/16 ..............................             750,000       759,374
   10.50% 9/1/10 .............................             103,000       111,498
#Mariner Energy 144A 7.50% 4/15/13 ...........             125,000       120,938
#Markwest Energy 144A 8.50% 7/15/16 ..........             105,000       103,268
Nexen 5.875% 3/10/35 .........................              95,000        84,139
#PetroHawk Energy 144A
   9.125% 7/15/13 ............................             605,000       604,999
oSecunda International 13.068% 9/1/12 ........             240,000       252,000
Talisman Energy 5.125% 5/15/15 ...............             180,000       167,948
#VeraSun Energy 144A 9.875% 12/15/12 .........             230,000       243,800
Weatherford International
   4.95% 10/15/13 ............................              72,000        67,424
Whiting Petroleum 7.25% 5/1/13 ...............             275,000       264,688
                                                                     -----------
                                                                       3,715,673
                                                                     -----------
FINANCE COMPANIES-3.04%
American General Finance
   4.875% 7/15/12 ............................             630,000       596,787
oAmeriprise Financial 7.518% 6/1/66 ..........             335,000       337,612
ERAP 3.75% 4/25/10 ...........................   EUR       596,000       760,093
FTI Consulting 7.625% 6/15/13 ................   USD       750,000       763,125
HSBC Finance 4.625% 9/15/10 ..................             615,000       589,961
oHSBC Finance Capital Trust IX
   5.911% 11/30/35 ...........................             400,000       382,400
#Hughes Network Systems/Finance 144A
   9.50% 4/15/14 .............................             675,000       664,875
International Lease Finance 4.625% 6/2/08                  130,000       127,556
JPM Capital Trust I 7.54% 1/15/27 ............             135,000       140,315
oMUFG Capital Finance 1 6.346% 7/29/49 .......             360,000       347,886
Residential Capital
   5.125% 5/17/12 ............................   EUR       470,000   $   593,420
   6.00% 2/22/11 .............................   USD       740,000       717,753
   6.125% 11/21/08 ...........................             480,000       474,696
   6.375% 6/30/10 ............................             285,000       281,365
   6.375% 5/17/13 ............................   GBP       312,000       573,740
   6.50% 4/17/13 .............................   USD       285,000       280,061
   6.875% 6/30/15 ............................           1,185,000     1,181,845
o#Residential Capital 144A
   6.898% 4/17/09 ............................             345,000       345,239
SLM 6.50% 6/15/10 ............................   NZD     2,140,000     1,286,817
Sovereign Capital Trust
   7.908% 6/13/36 ............................   USD       510,000       525,096
o#Swiss Re Capital I 144A 6.854% 5/29/49                   135,000       132,729
                                                                     -----------
                                                                      11,103,371
                                                                     -----------
INDUSTRIAL - OTHER-0.51%
Adesa 7.625% 6/15/12 .........................             290,000       286,375
Interline Brands 8.125% 6/15/14 ..............             200,000       200,500
#Knowledge Learn 144A 7.75% 2/1/15 ...........             210,000       193,200
Mueller Group 10.00% 5/1/12 ..................             324,000       349,920
(SS)Mueller Holdings 14.75% 4/15/14 ..........             187,000       158,015
Trimas 9.875% 6/15/12 ........................             730,000       671,600
                                                                     -----------
                                                                       1,859,610
                                                                     -----------
INSURANCE-2.50%
#Farmers Exchange Capital 144A
   7.05% 7/15/28 .............................             650,000       623,655
#Farmers Insurance Exchange 144A
   6.00% 8/1/14 ..............................              70,000        67,438
   8.625% 5/1/24 .............................               5,000         5,561
Marsh & McLennan
   5.15% 9/15/10 .............................             370,000       357,467
  o5.19% 7/13/07 .............................             430,000       429,853
   5.375% 3/15/07 ............................             370,000       368,139
MetLife
   5.00% 6/15/15 .............................             255,000       236,305
   5.70% 6/15/35 .............................              45,000        40,276
#Metropolitan Life Global Funding 144A
   4.25% 7/30/09 .............................             450,000       434,253
#Nationwide Mutual Insurance 144A
   7.875% 4/1/33 .............................             375,000       417,060
#Nippon Life Insurance 144A
   4.875% 8/9/10 .............................             535,000       514,635
o(D)#North Front Pass-Through Trust 144A
   5.81% 12/15/24 ............................             500,000       476,148
o#Premium Asset Trust Series 2005-2
   144A 5.191% 2/2/07 ........................              85,000        84,947
Safeco Capital Trust I 8.072% 7/15/37 ........             245,000       257,617
#Sagicor Financial 144A 7.50% 5/12/16 ........             505,000       487,997
St. Paul Travelers 5.01% 8/16/07 .............             430,000       425,206
o(D)# Twin Reefs Pass-Through Trust 144A
   6.17% 12/31/49 ............................             600,000       600,027
UnitedHealth Group 5.80% 3/15/36 .............             375,000       336,774
#UnumProvident Finance 144A
   6.85% 11/15/15 ............................             185,000       182,176
WellPoint
   4.25% 12/15/09 ............................             130,000       124,095
   5.85% 1/15/36 .............................             210,000       188,269


                                                            Diversified Income-7

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL       MARKET
                                                      AMOUNT DEG.      VALUE
                                                      -----------   -----------
                                                                      (U.S. $)
CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
Willis Group
   5.125% 7/15/10 ...........................   USD       580,000   $    559,965
   5.625% 7/15/15 ...........................             580,000        539,567
o#ZFS Finance USA 144A
   6.45% 12/15/65 ...........................           1,500,000      1,374,797
                                                                    ------------
                                                                       9,132,227
                                                                    ------------
NATURAL GAS-1.22%
#Atlas Pipeline 144A 8.125% 12/15/15 ........             165,000        165,206
oAtmos Energy 5.443% 10/15/07 ...............             300,000        300,473
#Copano Energy 144A 8.125% 3/1/16 ...........             100,000        100,000
El Paso Natural Gas 7.625% 8/1/10 ...........           1,000,000      1,022,501
El Paso Production 7.75% 6/1/13 .............             790,000        799,875
Enterprise Products Operating
   4.00% 10/15/07 ...........................             110,000        107,060
   4.625% 10/15/09 ..........................             330,000        316,391
Inergy Finance
   6.875% 12/15/14 ..........................             275,000        257,125
   8.25% 3/1/16 .............................              75,000         76,125
Kinder Morgan Finance
   5.35% 1/5/11 .............................             390,000        359,671
   5.70% 1/5/16 .............................              75,000         65,235
Oneok 5.51% 2/16/08 .........................             385,000        382,652
oSempra Energy 5.659% 5/21/08 ...............             115,000        115,108
Tennessee Gas Pipeline
   8.375% 6/15/32 ...........................              80,000         85,957
Valero Logistics Operations
   6.05% 3/15/13 ............................             315,000        312,763
                                                                    ------------
                                                                       4,466,142
                                                                    ------------
REAL ESTATE-0.68%
American Real Estate Partners
   8.125% 6/1/12 ............................           1,000,000      1,002,501
BF Saul REIT 7.50% 3/1/14 ...................             585,000        596,700
Developers Diversified Realty
   4.625% 8/1/10 ............................              90,000         85,782
   5.25% 4/15/11 ............................              95,000         92,086
   5.375% 10/15/12 ..........................             415,000        399,335
HRPT Properties Trust 5.75% 2/15/14 .........             180,000        173,562
#Rouse 144A 6.75% 5/1/13 ....................             150,000        146,836
                                                                    ------------
                                                                       2,496,802
                                                                    ------------
TECHNOLOGY-0.82%
Magnachip Semiconductor
   8.00% 12/15/14 ...........................           1,150,000        960,250
Sanmina-SCI 8.125% 3/1/16 ...................             250,000        245,000
#Sunguard Data Systems 144A
   9.125% 8/15/13 ...........................              30,000         31,275
   10.25% 8/15/15 ...........................             826,000        858,008
#Telcordia Technologies 144A
   10.00% 3/15/13 ...........................             840,000        714,000
#UGS Capital II PIK 144A 10.38% 6/1/11 ......             175,000        174,125
                                                                    ------------
                                                                       2,982,658
                                                                    ------------
TRANSPORTATION-1.31%
American Airlines
   6.817% 5/23/11 ...........................             305,000        297,375
   6.977% 5/23/21 ...........................             118,696        113,178
   7.379% 5/23/16 ...........................             137,706        124,624
Continental Airlines 6.503% 6/15/11 .........             205,000        204,601
oCSX 5.43% 8/3/06 ...........................              31,000         30,999
#Erac USA Finance 144A
   5.30% 11/15/08 ...........................   USD       100,000   $     98,739
   7.35% 6/15/08 ............................             505,000        518,555
(SS)H-Lines Finance Holdings 11.00% 4/1/13                601,000        518,363
#Hertz 144A
   8.875% 1/1/14 ............................             275,000        283,250
   10.50% 1/1/16 ............................              80,000         85,200
Horizon Lines 9.00% 11/1/12 .................             250,000        255,000
Kansas City Southern Railway
   9.50% 10/1/08 ............................             470,000        494,675
OMI 7.625% 12/1/13 ..........................             640,000        641,599
Seabulk International 9.50% 8/15/13 .........             515,000        571,650
Stena 9.625% 12/1/12 ........................             525,000        560,438
                                                                    ------------
                                                                       4,798,246
                                                                    ------------
TOTAL CORPORATE BONDS
   (COST $163,928,108) ......................                        161,768,639
                                                                    ------------
FOREIGN AGENCIES-2.09%
AUSTRIA-0.29%
Oesterreichische Kontrollbank
   1.80% 3/22/10 ............................   JPY   120,000,000      1,071,191
                                                                    ------------
                                                                       1,071,191
                                                                    ------------
GERMANY-1.49%
KFW
   4.75% 12/7/10 ............................   GBP       716,000      1,307,831
   4.95% 10/14/14 ...........................   CAD       334,000        297,759
   6.50% 11/15/11 ...........................   NZD     1,017,000        616,500
KFW International Finance
   1.75% 3/23/10 ............................   JPY   145,000,000      1,292,054
Rentenbank 1.375% 4/25/13 ...................   JPY   227,000,000      1,937,928
                                                                    ------------
                                                                       5,452,072
                                                                    ------------
MEXICO-0.24%
Pemex Project Funding Master Trust
   6.625% 6/15/35 ...........................   USD       568,000        514,750
#Pemex Project Funding Master Trust
   144A 6.625% 6/15/35 ......................   USD       390,000        353,438
                                                                    ------------
                                                                         868,188
                                                                    ------------
UKRAINE-0.07%
Exim of Ukraine 7.75% 9/23/09 ...............   USD       255,000        252,476
                                                                    ------------
                                                                         252,476
                                                                    ------------
TOTAL FOREIGN AGENCIES
   (COST $7,825,112) ........................                          7,643,927
                                                                    ------------
MUNICIPAL BONDS-0.14%
Augusta, Georgia Water & Sewer
   Revenue 5.25% 10/1/39 (FSA) ..............              85,000         88,250
California State 5.00% 2/1/33 ...............              25,000         25,195
California State University Systemwide
   Revenue 5.00% 11/1/30 (AMBAC) ............              95,000         97,070
Colorado Department of Transportation
   Revenue 5.00% 12/15/12 (FGIC) ............               5,000          5,281
Illinois State Taxable Pension
   5.10% 6/1/33 .............................              10,000          8,984
Massachusetts Health & Education
   Facilities Authority Revenue Series A
   5.00% 7/15/36 ............................             220,000        226,034
New Jersey Economic Development
   Authority Revenue Cigarette Tax
   5.75% 6/15/29 ............................              25,000         26,346


                                                            Diversified Income-8

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL      MARKET
                                                        AMOUNT DEG.     VALUE
                                                        -----------   ----------
                                                                       (U.S. $)
MUNICIPAL BONDS (CONTINUED)
New York State Urban Development
   Series A-1 5.25% 3/15/34 (FGIC) ............   USD        40,000   $   41,642
Oregon State Taxable Pension
   5.892% 6/1/27 ..............................               5,000        4,970
                                                                      ----------
TOTAL MUNICIPAL BONDS
   (COST $526,069) ............................                          523,772
                                                                      ----------
NON-AGENCY ASSET-BACKED SECURITIES-1.27%
Chase Funding Mortgage Loan
   Asset-Backed Certificates Series
   2002-3 1A6 4.707% 9/25/13 ..................             770,481      756,395
Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17 .............              10,000        8,960
Countrywide Asset-Backed Certificates
  oSeries 2006-4 2A2 5.503% 7/25/36 ...........           1,050,000    1,051,862
  oSeries 2006-11 1AF3 6.05% 9/25/46 ..........             735,000      733,530
   Series 2006-S3 A2 6.085% 6/25/21 ...........             475,000      474,953
#Dunkin Securitization Series 2006-1 A2
   144A 5.779% 6/20/31 ........................             280,000      278,247
#MASTR Specialized Loan Trust Series
   2005-2 A2 144A 5.15% 7/25/35 ...............             313,159      306,019
#MBNA Master Credit Card Trust Series
   2000-D C 144A 8.40% 9/15/09 ................              25,000       25,510
Mid-State Trust
   Series 11 A1 4.864% 7/15/38 ................              20,136       18,762
   Series 2004-1 A 6.005% 8/15/37 .............              10,889       10,831
   Series 2005-1 A 5.745% 1/15/40 .............             246,577      237,176
Ownit Mortgage Loan Asset Backed
   Certificates Series 2006-2 A2B
   5.633% 1/25/37 .............................             125,000      124,590
Renaissance Home Equity Loan Trust
   Series 2005-4 A2 5.399% 2/25/36 ............             170,000      168,359
   Series 2005-4 A3 5.565% 2/25/36 ............             110,000      108,838
oResidential Asset Mortgage Products
   Series 2004-RZ2 AI3 4.30% 1/25/31 ..........              50,000       49,340
oResidential Funding Mortgage Securities
   II Series 2005-HI2 A1 5.463% 5/25/35 .......             178,733      178,749
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31 ..........              52,058       46,614
  oSeries 2005-NC1 A7 5.553% 2/25/35 ..........              71,684       71,750
                                                                      ----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
   (COST $4,365,408) ..........................                        4,650,485
                                                                      ----------
NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-5.25%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33 ..........              11,376       11,145
   Series 2004-2 1A1 6.00% 3/25/34 ............               3,240        3,175
   Series 2004-10 1CB1 6.00% 11/25/34 .........              88,088       86,687
   Series 2005-3 2A1 5.50% 4/25/20 ............             112,712      110,141
   Series 2005-5 2CB1 6.00% 6/25/35 ...........             203,621      199,421
   Series 2005-6 7A1 5.50% 7/25/20 ............             279,334      272,787
   Series 2005-9 5A1 5.50% 10/25/20 ...........             568,924      555,234
Bank of America Mortgage Securities
  oSeries 2003-D 1A2 6.101% 5/25/33 ...........                 372          373
  oSeries 2004-G 2A3 4.232% 8/25/34 ...........             185,589      184,364
  oSeries 2005-A 1A1 4.043% 2/25/35 ...........             136,001      132,984
   Series 2005-9 2A1 4.75% 10/25/20 ...........             382,967      368,677
oBear Stearns Adjustable Rate Mortgage
   Trust Series 2005-7 1A2 4.75% 8/25/35 ......   USD       126,408   $  122,431
oBear Stearns Alternative A Trust Series
   2006-3 33A1 6.204% 5/25/36 .................             486,235      488,060
Bear Stearns Asset Backed Securities
   Series 2005-AC8 A5 5.50% 11/25/35 ..........             429,091      422,700
Chase Mortgage Finance Series 2003-S8
   A2 5.00% 9/25/18 ...........................             633,122      611,783
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35 .........             467,699      457,907
  oSeries 2004-J7 1A2 4.673% 8/25/34 ..........              50,412       49,950
  oSeries 2005-63 3A1 5.902% 11/25/35 .........             401,315      397,681
   Series 2006-2CB A3 5.50% 3/25/36 ...........             328,120      326,050
(D)Countrywide Home Loan Mortgage
   Pass-Through Trust
  oSeries 2003-21 A1 4.084% 5/25/33 ...........               1,115        1,093
   Series 2006-1 A2 6.00% 3/25/36 .............             347,128      339,240
  oSeries 2006-HYB3 3A1A 6.143% 5/25/33 .......             445,450      445,213
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33 ..........              18,139       18,196
  oSeries 2003-AR22 2A3 4.107% 9/25/33 ........               6,470        6,447
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 1A1 6.25% 10/25/34 .........             425,481      423,951
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33 ...........               2,307        2,398
  oSeries 2004-AR5 4A1 5.67% 10/25/34 .........              30,612       30,055
oGeneral Motors Acceptance Corporation
   Mortgage Loan Trust Series 2005-AR2
   4A 5.187% 5/25/35 ..........................             368,291      351,574
#GSMPS Mortgage Loan Trust 144A
   Series 2005-RP1 1A3 8.00% 1/25/35 ..........             384,536      400,720
   Series 2005-RP1 1A4 8.50% 1/25/35 ..........             324,925      341,983
   Series 2006-RP1 1A2 7.50% 1/25/36 ..........             479,256      500,789
oIndymac Index Mortgage Loan Trust
   Series 2005-AR25 1A21 5.897% 12/25/35 ......             416,178      412,280
   Series 2006-AR2 1A1A 5.543% 4/25/35 ........             535,084      535,513
   Series 2006-AR7 5A1 6.167% 5/25/36 .........             313,877      313,349
oJP Morgan Mortgage Trust Series
   2005-A6 1A2 5.151% 9/25/35 .................             855,000      824,234
Lehman Mortgage Trust Series 2005-2
   2A3 5.50% 12/25/35 .........................             339,908      336,461
oMASTR Adjustable Rate Mortgages Trust
   Series 2003-6 1A2 2.871% 12/25/33 ..........              10,880       10,892
MASTR Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18 ...........              66,572       65,012
   Series 2005-3 7A1 6.00% 4/25/35 ............             105,887      104,430
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34 ............             570,346      593,452
   Series 2005-2 1A4 8.00% 5/25/35 ............             377,779      391,946
Morgan Stanley Mortgage Loan Trust
   Series 2006-2 6A 6.50% 2/25/36 .............             227,036      227,249
Nomura Asset Acceptance
   Series 2005-WF1 2A2 4.786% 3/25/35 .........             275,000      268,038
  oSeries 2006-AF1 1A2 6.159% 5/25/36 .........             400,000      397,875
Prime Mortgage Trust Series 2004-CL1
   1A1 6.00% 2/25/34 ..........................              12,873       12,612


                                                            Diversified Income-9

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL      MARKET
                                                        AMOUNT DEG.     VALUE
                                                        -----------   ----------
                                                                       (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31 ..........   USD         1,498   $    1,516
   Series 2004-SL4 A3 6.50% 7/25/32 ...........              57,611       58,083
   Series 2005-SL1 A2 6.00% 5/25/32 ...........             140,832      141,793
oStructured Adjustable Rate Mortgage
   Loan Trust
   Series 2004-18 5A 5.50% 12/25/34 ...........              39,664       38,512
   Series 2005-3XS A2 5.573% 1/25/35...........             563,549      563,994
Structured Asset Securities
  oSeries 2002-22H 1A 6.977% 11/25/32..........               1,918        1,950
   Series 2004-5H A2 4.43% 12/25/33............             303,498      299,132
   Series 2004-12H 1A 6.00% 5/25/34............              44,771       43,847
Washington Mutual
  oSeries 2003-AR4 A7 3.95% 5/25/33 ...........               5,294        5,080
   Series 2004-CB3 1A 6.00% 10/25/34 ..........              58,112       56,895
   Series 2004-CB3 4A 6.00% 10/25/19 ..........              18,393       18,399
  oSeries 2006-AR7 1A 5.123% 7/25/46 ..........             325,000      324,391
(D)Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35.............              61,778       60,676
   Series 2005-1 6A2 6.50% 3/25/35.............              14,148       14,162
   Series 2005-9 3CB 5.50% 10/25/20 ...........             295,251      291,599
   Series 2006-2 2CB 6.50% 3/25/36 ............             315,358      315,161
oSeries 2006-AR5 3A 5.083% 7/25/46 ............             375,000      374,766
Wells Fargo Mortgage Backed
   Securities Trust
  oSeries 2004-I 1A1 3.383% 7/25/34............              94,996       94,920
  oSeries 2004-T A1 3.455% 9/25/34.............             199,191      199,579
   Series 2005-12 1A7 5.50% 11/25/35...........             501,257      472,592
   Series 2005-17 1A1 5.50% 1/25/36............             433,701      412,016
   Series 2005-17 1A2 5.50% 1/25/36............             404,463      387,003
   Series 2006-1 A3 5.00% 3/25/21..............             831,023      792,328
   Series 2006-2 3A1 5.75% 3/25/36.............             463,911      446,370
  oSeries 2006-AR4 1A1 5.873% 4/25/36..........             632,309      623,798
  oSeries 2006-AR4 2A1 5.798% 4/25/36..........             438,749      430,233
  oSeries 2006-AR5 2A1 5.55% 4/25/36...........             567,771      561,911
                                                                      ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $19,793,743)..............                       19,187,258
                                                                      ----------
REGIONAL AGENCIES-0.75%'d'
AUSTRALIA-0.75%
New South Wales Treasury
   6.00% 5/1/12................................   AUD     1,081,000      801,121
   7.00% 12/1/10...............................   AUD       850,000      655,663
Queensland Treasury
   5.50% 5/14/10...............................   AUD       877,000      642,568
   6.00% 7/14/09...............................   AUD       866,000      645,558
                                                                      ----------
TOTAL REGIONAL AGENCIES
   (COST $2,797,881)...........................                        2,744,910
                                                                      ----------
REGIONAL AUTHORITIES-0.35%'d'
CANADA-0.35%
Ontario Province
   4.50% 3/8/15................................   CAD       366,000   $  319,535
   5.375% 12/2/12..............................   CAD       332,000      307,867
Quebec Province 5.00% 12/1/15..................   CAD       709,000      635,255
                                                                      ----------
TOTAL REGIONAL AUTHORITIES
   (COST $1,264,188)...........................                        1,262,657
                                                                      ----------
<<SENIOR SECURED LOANS-1.28%
oAvis Capital Rental 6.35% 4/19/12.............   USD       130,000      129,025
oAWAS 2nd Lien 11.00% 3/21/13..................             495,181      496,419
oGeorgia Pacific Term Loan
   Tranche B 6.611% 12/20/12...................             997,500      997,500
   Tranche C 7.591% 12/23/13...................             800,000      809,000
oHealthSouth 8.15% 3/10/13.....................           1,200,000    1,203,000
United Airlines Bank Loan Term B
  o8.625% 2/1/12...............................             785,000      794,813
   8.75% 2/1/12................................              50,000       50,625
oVisteon 8.18% 6/13/13.........................             200,000      200,500
                                                                      ----------
TOTAL SENIOR SECURED LOANS
   (COST $4,682,225)...........................                        4,680,882
                                                                      ----------
SOVEREIGN AGENCIES-1.55%'d'
FRANCE-0.75%
Caisse d'Amortissement de la Dette Sociale
   3.625% 4/25/16..............................   EUR     2,247,000    2,747,976
                                                                      ----------
                                                                       2,747,976
                                                                      ----------
JAPAN-0.80%
Development Bank of Japan
   1.70% 9/20/22...............................   JPY   142,000,000    1,158,058
Japan Finance Corporation for
   Municipal Enterprises 2.00% 5/9/16..........   JPY   200,000,000    1,760,129
                                                                      ----------
                                                                       2,918,187
                                                                      ----------
TOTAL SOVEREIGN AGENCIES
   (COST $5,728,082)...........................                        5,666,163
                                                                      ----------
SOVEREIGN DEBT-14.02%'d'
ARGENTINA-0.25%
Republic of Argentina
(S)1.33% 12/31/38..............................   USD     1,631,000      590,911
o4.889% 8/3/12.................................   USD       400,000      332,800
                                                                      ----------
                                                                         923,711
                                                                      ----------
AUSTRIA-0.96%
Republic of Austria
   5.25% 1/4/11................................   EUR       479,000      648,226
   9.00% 9/15/06...............................   ISK   159,200,000    2,078,398
#Republic of Austria 144A
   4.00% 9/15/16...............................   EUR       626,000      794,443
                                                                      ----------
                                                                       3,521,067
                                                                      ----------
BRAZIL-1.82%
Federal Republic of Brazil
   6.00% 8/15/10...............................   BRL     5,178,533    2,094,485
   8.00% 1/15/18...............................   USD       799,000      844,943
   8.25% 1/20/34...............................   USD       594,000      625,185
   8.75% 2/4/25................................   USD       819,000      900,900
   11.00% 8/17/40..............................   USD       400,000      496,500
   12.50% 1/5/16...............................   BRL       898,000      407,353


                                                           Diversified Income-10

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL        MARKET
                                                      AMOUNT DEG.       VALUE
                                                     -------------   -----------
                                                                       (U.S. $)
SOVEREIGN DEBT (CONTINUED)
BRAZIL (CONTINUED)
#Federal Republic of Brazil 144A
   6.00% 8/15/10 ...........................   BRL       3,125,335   $ 1,264,059
                                                                     -----------
                                                                       6,633,425
                                                                     -----------
COLOMBIA-0.65%
Republic of Colombia
   8.25% 12/22/14 ..........................   USD         615,000       648,825
   8.375% 2/15/27 ..........................   USD         381,000       384,810
   9.75% 4/9/11 ............................   USD         159,135       172,661
   10.50% 7/9/10 ...........................   USD         351,000       396,630
   12.00% 10/22/15 .........................   COP   1,785,000,000       779,023
                                                                     -----------
                                                                       2,381,949
                                                                     -----------
CZECHOSLOVAKIA-0.18%
Slovak Republic 4.00% 3/26/21 ..............   EUR         529,000       638,950
                                                                     -----------
                                                                         638,950
                                                                     -----------
DOMINICAN REPUBLIC-0.14%
Dominican Republic 9.04% 1/23/18 ...........   USD         106,882       112,226
#Dominican Republic 144A
   8.625% 4/20/27 ..........................   USD         404,000       404,000
                                                                     -----------
                                                                         516,226
                                                                     -----------
EL SALVADOR-0.21%
Republic of El Salvador 7.65% 6/15/35 ......   USD         785,000       761,450
                                                                     -----------
                                                                         761,450
                                                                     -----------
FRANCE-1.62%
French Treasury Note 2.75% 3/12/08 .........   EUR       2,733,000     3,450,144
Government of France
   3.50% 4/25/15 ...........................   EUR       1,207,000     1,482,810
   4.00% 4/25/55 ...........................   EUR         815,000       974,936
                                                                     -----------
                                                                       5,907,890
                                                                     -----------
GERMANY-1.48%
Deutschland Republic
   4.75% 7/4/08 ............................   EUR       2,681,000     3,504,748
   6.25% 1/4/24 ............................   EUR       1,197,000     1,904,276
                                                                     -----------
                                                                       5,409,024
                                                                     -----------
INDONESIA-0.13%
#Republic of Indonesia 144A
   6.875% 3/9/17 ...........................   USD         500,000       488,125
                                                                     -----------
                                                                         488,125
                                                                     -----------
JAPAN-0.54%
Japan Government 20 yr Bond
   2.30% 6/20/26 ...........................   JPY     226,450,000     1,981,908
                                                                     -----------
                                                                       1,981,908
                                                                     -----------
KOREA-0.38%
Government of South Korean
   4.83% 5/10/08 ...........................   KRW   1,309,000,000     1,378,363
                                                                     -----------
                                                                       1,378,363
                                                                     -----------
MALAYSIAN-0.35%
Malaysian Government
   3.756% 4/28/11 ..........................   MYR       2,763,000       725,115
   7.00% 3/15/09 ...........................   MYR       1,954,000       563,146
                                                                     -----------
                                                                       1,288,261
                                                                     -----------
MEXICO-0.97%
Mexican Government
   5.625% 1/15/17 ..........................   USD         370,000       345,025
   6.375% 1/16/13 ..........................   USD         935,000       939,675
   6.625% 3/3/15 ...........................   USD         251,000       254,765
   9.00% 12/20/12 ..........................   MXN      13,293,000     1,185,806
   10.00% 12/5/24 ..........................   MXN       8,910,000       823,024
                                                                     -----------
                                                                       3,548,295
                                                                     -----------
NETHERLANDS-0.27%
Netherlands Government
   5.75% 2/15/07 ...........................   EUR         751,000   $   974,863
                                                                     -----------
                                                                         974,863
                                                                     -----------
NORWAY-0.36%
Norwegian Government
   6.00% 5/16/11 ...........................   NOK       3,800,000       659,395
   6.50% 5/15/13 ...........................   NOK       3,508,000       637,113
                                                                     -----------
                                                                       1,296,508
                                                                     -----------
PANAMA-0.13%
Republic of Panama 7.125% 1/29/26 ..........   USD         499,000       484,030
                                                                     -----------
                                                                         484,030
                                                                     -----------
PERU-0.19%
Republic of Peru 8.75% 11/21/33 ............   USD         620,000       692,850
                                                                     -----------
                                                                         692,850
                                                                     -----------
PHILIPPINES-0.43%
Republic of Philippines 8.25% 1/15/14 ......   USD       1,030,000     1,073,775
#Republic of Philippines 144A
   8.75% 10/7/16 ...........................   USD         480,000       508,200
                                                                     -----------
                                                                       1,581,975
                                                                     -----------
POLAND-0.42%
Poland Government
   6.00% 5/24/09 ...........................   PLN       1,600,000       512,636
   6.00% 11/24/10 ..........................   PLN       3,207,000     1,028,357
                                                                     -----------
                                                                       1,540,993
                                                                     -----------
SWEDEN-1.03%
Sweden Government
   1.00% 4/1/12 ............................   SEK       9,535,000     1,278,529
   5.00% 12/1/20 ...........................   SEK       4,220,000       644,803
   5.50% 10/8/12 ...........................   SEK       8,370,000     1,264,324
Swedish Export Credit 10.50% 9/30/15 .......   TRY       1,250,000       572,670
                                                                     -----------
                                                                       3,760,326
                                                                     -----------
TURKEY-0.14%
Republic of Turkey
   7.25% 3/15/15 ...........................   USD         354,000       334,088
   8.00% 2/14/34 ...........................   USD         195,000       184,275
                                                                     -----------
                                                                         518,363
                                                                     -----------
UNITED KINGDOM-0.75%
U.K. Treasury
   4.75% 9/7/15 ............................   GBP         263,000       487,287
   5.00% 3/7/12 ............................   GBP         153,000       286,456
   5.75% 12/7/09 ...........................   GBP         340,000       647,467
   8.00% 6/7/21 ............................   GBP         277,000       694,412
   9.00% 7/12/11 ...........................   GBP         282,000       618,907
                                                                     -----------
                                                                       2,734,529
                                                                     -----------
URUGUAY-0 08%
Uruguay 7.625% 3/21/36 .....................   USD         326,000       295,030
                                                                     -----------
                                                                         295,030
                                                                     -----------
VENEZUELA-0.54%
Venezuela Government
   5.75% 2/26/16 ...........................   USD       1,241,000     1,094,562
   6.00% 12/9/20 ...........................   USD       1,037,000       892,546
                                                                     -----------
                                                                       1,987,108
                                                                     -----------
TOTAL SOVEREIGN DEBT
   (COST $52,636,781) ......................                          51,245,219
                                                                     -----------


                                                           Diversified Income-11

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                       AMOUNT DEG.      VALUE
                                                       -----------   -----------
                                                                       (U.S. $)

SUPRANATIONAL BANKS-3.47%
Asia Development Bank 0.50% 10/9/12 ..........   AUD       759,000   $   401,445
European Investment Bank
   1.40% 6/20/17 .............................   JPY   236,400,000     1,949,347
   3.625% 10/15/11 ...........................   EUR       522,000       657,622
   4.00% 10/15/37 ............................   EUR     2,115,000     2,473,670
   4.25% 12/7/10 .............................   GBP       616,000     1,104,857
   4.375% 7/8/15 .............................   GBP     1,162,000     2,049,336
Inter-American Development Bank 1.90% 7/8/09..   JPY   214,000,000     1,915,588
^International Bank for Reconstruction
   & Development 7.066% 8/20/07 ..............   NZD     3,793,000     2,138,255
                                                                     -----------
TOTAL SUPRANATIONAL BANKS
   (COST $12,960,871) ........................                        12,690,120
                                                                     -----------
U.S. TREASURY OBLIGATIONS-7.31%
U.S. Treasury Bond
   4.50% 2/15/36 .............................   USD       900,000       807,259
   5.375% 2/15/31 ............................             105,000       106,846
   6.25% 8/15/23 .............................             225,000       248,221
U.S. Treasury Inflation Index Notes
   2.375% 4/15/11 ............................             558,195       556,168
(OO)3.00% 7/15/12 ............................             901,898       929,026
   3.875% 1/15/09 ............................             331,644       343,614
U.S. Treasury Notes
   4.50% 2/15/16 .............................           3,278,000     3,119,735
   4.875% 5/31/11 ............................           9,720,000     9,624,326
   5.125% 6/30/08 ............................             175,000       174,945
   5.125% 5/15/16 ............................           9,080,000     9,072,200
^U.S. Treasury Strip 6.90% 11/15/13 ..........           2,515,000     1,731,743
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $26,885,455) ........................                        26,714,083
                                                                     -----------

                                                        NUMBER OF
                                                          SHARES
                                                        ----------
COMMON STOCK-0.07%
B&G Foods ....................................               5,000        81,050
+Foster Wheeler ..............................               1,044        45,101
+Mirant ......................................               5,025       134,670
                                                                     -----------
TOTAL COMMON STOCK
   (COST $192,409) ...........................                           260,821
                                                                     -----------
PREFERRED STOCK-0.00%
Nexen 7.35% ..................................                 200         5,006
                                                                     -----------
TOTAL PREFERRED STOCK
   (COST $5,290) .............................                             5,006
                                                                     -----------
WARRANT- 0.15%
+Argentina GDP Linked, expiration
   date 12/15/35 .............................           6,257,000       534,974
                                                                     -----------
TOTAL WARRANT
   (COST $488,972) ...........................                           534,974
                                                                     -----------
CURRENCY OPTIONS PURCHASED-0.00%
Put JPY 195,300,000, Call USD 1,860,000,
   expiration date 8/11/06 ...................                               186
                                                                     -----------
TOTAL CURRENCY OPTIONS PURCHASED
   (COST $15,671) ............................                               186
                                                                     -----------
REPURCHASE AGREEMENTS-14.94%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased at
   $28,737,773, collateralized by
   $28,006,000 U.S. Treasury Notes
   6.00% due 8/15/09, market value
   $29,329,390) ..............................   USD    28,727,000   $28,727,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased
   at $7,390,709, collateralized by
   $3,694,000 U.S. Treasury Notes
   3.875% due 7/31/07, market value
   $3,700,403, $3,694,000 U.S. Treasury
   Notes 3.875% due 5/15/09, market value
   $3,587,387 and $250,000 U.S. Treasury
   Notes 6.50% due 10/15/06, market
   value $254,087) ...........................           7,388,000     7,388,000
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased
   at $18,477,696, collateralized by
   $9,926,000 U.S. Treasury Notes
   3.875% due 5/15/09, market value
   $9,635,743 and $9,235,000
   U.S. Treasury Notes 4.875% due
   5/15/09, market value $9,233,295) .........          18,471,000    18,471,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $54,586,000) ........................                        54,586,000
                                                                     -----------


                                                           Diversified Income-12

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-109.68% (COST $405,852,808) ........   $400,868,618
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(9.68%)(H) ..........    (35,370,438)
                                                                        ------------
NET ASSETS APPLICABLE TO 39,765,469 SHARES OUTSTANDING-100.00% ......   $365,498,180
                                                                        ============
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD
CLASS ($203,642,963 / 22,127,628 SHARES) ............................   $       9.20
                                                                        ============
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE
CLASS ($161,855,217 / 17,637,841 SHARES) ............................   $       9.18
                                                                        ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par) ......   $366,866,782
Undistributed net investment income .................................      7,179,927
Accumulated net realized loss on investments ........................     (3,529,809)
Net unrealized depreciation of investments and foreign currencies ...     (5,018,720)
                                                                        ------------
Total net assets ....................................................   $365,498,180
                                                                        ============

----------
DEG. Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysia Ringgis
NOK - Norwegian Kroner
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
TRY - Turkish Lira
USD - United States Dollar

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $46,496,720, which represented 12.72% of the Series' net assets. See Note 10 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

++   Non-income producing security. Security is currently in default.

@ Illiquid security. At June 30, 2006, the aggregate amount of illiquid securities equaled $619,499, which represented 0.17% of the Series' net assets.

     See Note 10 in "Notes to Financial Statements."

= Security is being fair valued in accordance with the Series' fair valuation policy. At June 30, 2006, the aggregate amount of fair valued securities equaled $793,618, which represented 0.22% of the Series' net assets. See
     Note 1 in "Notes to Financial Statements."

(SS) Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

(S) Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at June 30, 2006.

(OO) Fully or partially pledged as collateral for financial futures contracts.

(DS) Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets.

     The date listed is the estimate of when proceedings will be finalized.

(D) Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

+    Non-income producing security for the period ended June 30, 2006.

<<   Senior Secured Loans in which the Series invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium.

     These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and
     (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

'd'  Securities have been classified by country of origin.

(H) Of this amount, $54,870,912 represents payable for securities purchased as of June 30, 2006.


                                                           Diversified Income-13

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CPN - Coupon
FGIC - Insured by the Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FSA - Insured by Financial Security Assurance
GDP - Gross Domestic Product
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be Announced
yr - Year

The following foreign currency exchange contracts, futures contracts, and swap agreements were outstanding at June 30, 2006:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                              UNREALIZED
    CONTRACTS TO                                             APPRECIATION
 RECEIVE (DELIVER)     IN EXCHANGE FOR    SETTLEMENT DATE   (DEPRECIATION)
------------------   ------------------   ---------------   --------------
AUD       (909,000)  USD        665,070        8/1/06          $(10,136)
CAD        678,000   EUR       (485,595)       8/1/06           (12,327)
EUR      3,617,275   GBP     (2,479,000)       8/1/06            52,100
EUR      1,546,058   ISK   (147,506,950)      9/15/06            80,844
EUR      1,039,442   NOK     (8,175,000)       8/1/06            16,205
EUR        732,959   PLN     (2,951,774)       8/1/06             9,636
EUR        495,237   SEK     (4,594,000)       8/1/06            (5,217)
EUR     (1,923,000)  USD      2,415,399        8/1/06           (50,023)
ISK   (122,706,240)  USD      1,772,415       9/15/06           179,751
JPY    411,255,629   AUD     (4,851,200)       8/1/06             8,315
JPY    704,532,166   EUR     (4,873,181)       8/1/06           (60,313)
JPY    418,518,016   NZD     (5,958,400)       8/1/06            52,085
JPY   (183,250,000)  USD      1,601,298        8/1/06            (8,068)
JPY    161,101,000   USD     (1,394,572)       8/1/06            20,274
NZD     (1,917,000)  USD      1,188,981        8/1/06            23,194
TRY     (1,097,200)  USD        673,956        8/1/06            (9,294)
                                                               --------
                                                               $287,026
                                                               ========

FUTURES CONTRACTS(2)

                                    NOTIONAL      NOTIONAL    EXPIRATION    UNREALIZED
       CONTRACTS TO BUY               COST         VALUE         DATE      DEPRECIATION
-------------------------------   -----------   -----------   ----------   ------------
339 U.S. Treasury 5 year Notes    $35,270,771   $35,054,719     9/30/06     $(216,052)
120 U.S. Treasury 10 year Notes    12,650,348    12,583,125     9/30/06       (67,223)
                                                                            ---------
                                                                            $(283,275)
                                                                            =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.


                                                           Diversified Income-14

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

SWAP AGREEMENTS(3)

                                                                      UNREALIZED
NOTIONAL AMOUNT   EXPIRATION DATE             DESCRIPTION            DEPRECIATION
---------------   ---------------   ------------------------------   ------------
  $1,810,000           8/1/06       Agreement with State Street to     $(19,253)
                                    receive the notional amount
                                    multiplied by the return on
                                    the Lehman Brothers Commercial
                                    MBS Index AAA and to pay the
                                    notional amount multiplied by
                                    the 3 month BRA LIBOR adjusted
                                    by a spread of plus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

----------
(1)  See Note 7 in "Notes to Financial Statements."

(2)  See Note 8 in "Notes to Financial Statements."

(3)  See Note 9 in "Notes to Financial Statements."

                             See accompanying notes


                                                           Diversified Income-15

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest ........................................................   $ 8,060,435
Dividends .......................................................         3,753
                                                                    -----------
                                                                      8,064,188
                                                                    -----------
EXPENSES:
Management fees .................................................       881,143
Distribution expenses - Service Class ...........................       219,159
Accounting and administration expenses ..........................        54,224
Custodian fees ..................................................        27,991
Professional fees ...............................................        21,934
Reports and statements to shareholders ..........................        17,305
Dividend disbursing and transfer agent fees and expenses ........        13,556
Pricing fees ....................................................        10,428
Trustees' fees ..................................................         6,354
Insurance fees ..................................................         6,216
Taxes (other than taxes on income) ..............................           431
Other ...........................................................         5,099
                                                                    -----------
                                                                      1,263,840
Less waiver of distribution expenses - Service Class ............       (36,527)
                                                                    -----------
Total operating expenses ........................................     1,227,313
                                                                    -----------
NET INVESTMENT INCOME ...........................................     6,836,875
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ..................................................    (1,597,942)
   Futures contracts ............................................      (442,626)
   Swap agreements ..............................................       (76,366)
   Foreign currencies ...........................................       520,782
                                                                    -----------
Net realized loss ...............................................    (1,596,152)
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies ........................    (3,363,219)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS AND FOREIGN CURRENCIES ........................    (4,959,371)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................   $ 1,877,504
                                                                    -----------

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                        ENDED
                                                       6/30/06       YEAR ENDED
                                                     (UNAUDITED)      12/31/05
                                                    ------------   -------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income ...........................   $  6,836,875   $  5,255,909
Net realized loss on investments and
   foreign currencies ...........................     (1,596,152)    (2,817,864)
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ...........................     (3,363,219)    (3,080,673)
                                                    ------------   ------------
Net increase (decrease) in net assets
   resulting from operations ....................      1,877,504       (642,628)
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................     (1,927,505)      (257,955)
   Service Class ................................     (2,054,268)      (535,544)
Net realized gain on investments:
   Standard Class ...............................             --       (125,069)
   Service Class ................................             --       (338,239)
                                                    ------------   ------------
                                                      (3,981,773)    (1,256,807)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................    118,391,941     85,247,705
   Service Class ................................     43,320,012     99,383,381
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ...............................      1,927,505        383,024
   Service Class ................................      2,054,268        873,783
                                                    ------------   ------------
                                                     165,693,726    185,887,893
                                                    ------------   ------------
Cost of shares repurchased:
   Standard Class ...............................     (6,286,363)    (9,080,224)
   Service Class ................................    (13,485,715)   (15,414,593)
                                                    ------------   ------------
                                                     (19,772,078)   (24,494,817)
                                                    ------------   ------------
Increase in net assets derived from
   capital share transactions ...................    145,921,648    161,393,076
                                                    ------------   ------------
NET INCREASE IN NET ASSETS ......................    143,817,379    159,493,641

NET ASSETS:
Beginning of period .............................    221,680,801     62,187,160
                                                    ------------   ------------
End of period (including undistributed
   net investment income of $7,179,927 and
   $3,793,628, respectively) ....................   $365,498,180   $ 221,680,801
                                                    ============   =============

                             See accompanying notes


                                                           Diversified Income-16

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANACIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS
                                                                 -----------------------------------------------------
                                                                     SIX MONTHS            YEAR
                                                                        ENDED             ENDED          5/16/03(2)
                                                                      6/30/06(1)   -------------------       TO
                                                                     (UNAUDITED)   12/31/05   12/31/04    12/31/03
                                                                     -----------   --------   --------   ----------
Net asset value, beginning of period .........................         $  9.260    $ 9.450     $ 8.940     $8.500
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) .....................................            0.237      0.373       0.348      0.240
Net realized and unrealized gain (loss)  on
   investments and foreign currencies ........................           (0.144)    (0.416)      0.395      0.200
                                                                       --------    -------     -------     ------
Total from investment operations .............................            0.093     (0.043)      0.743      0.440
                                                                       --------    -------     -------     ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................           (0.153)    (0.099)     (0.233)        --
Net realized gain on investments .............................               --     (0.048)         --         --
                                                                       --------    -------     -------     ------
Total dividends and distributions ............................           (0.153)    (0.147)     (0.233)        --
                                                                       --------    -------     -------     ------
Net asset value, end of period ...............................         $  9.200    $ 9.260     $ 9.450     $8.940
                                                                       ========    =======     =======     ======
Total return(4) ..............................................             1.00%     (0.45%)      8.47%      5.18%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................         $203,643    $90,811     $14,770     $2,104
Ratio of expenses to average net assets ......................             0.77%      0.79%       0.80%      0.80%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly ........             0.77%      0.86%       0.98%      1.59%
Ratio of net investment income to average net assets .........             5.18%      4.02%       3.82%      4.43%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly ..             5.18%      3.95%       3.64%      3.64%
Portfolio turnover ...........................................              343%       400%        493%       521%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                           Diversified Income-17

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANACIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS
                                                                 ----------------------------------------------------
                                                                      SIX MONTHS           YEAR
                                                                        ENDED             ENDED          5/16/03(2)
                                                                      6/30/06(1)   -------------------       TO
                                                                     (UNAUDITED)   12/31/05   12/31/04    12/31/03
                                                                     -----------   --------   --------   ----------
Net asset value, beginning of period .........................         $  9.230    $  9.410    $ 8.930     $8.500
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3) .....................................            0.226       0.350      0.326      0.216
Net realized and unrealized gain (loss)  on investments
   and foreign currencies ....................................           (0.146)     (0.406)     0.373      0.214
                                                                       --------    --------    -------     ------
Total from investment operations .............................            0.080      (0.056)     0.699      0.430
                                                                       --------    --------    -------     ------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................           (0.130)     (0.076)    (0.219)        --
Net realized gain on investments .............................               --      (0.048)        --         --
                                                                       --------    --------    -------     ------
Total dividends and distributions ............................           (0.130)     (0.124)    (0.219)        --
                                                                       --------    --------    -------     ------
Net asset value, end of period ...............................         $  9.180    $  9.230    $ 9.410     $8.930
                                                                       ========    ========    =======     ======
Total return(4) ..............................................             0.87%     (0.59%)      7.85%      5.06%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................         $161,855    $130,870    $47,417     $   --
Ratio of expenses to average net assets ......................             1.02%       1.04%      1.05%      1.05%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly ......................             1.07%       1.16%      1.28%      1.89%
Ratio of net investment income to average net assets .........             4.93%       3.77%      3.57%      4.18%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ........             4.88%       3.65%      3.34%      3.34%
Portfolio turnover ...........................................              343%        400%       493%       521%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                           Diversified Income-18

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.


                                                           Diversified Income-19

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.81% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006, the expense limitation was 0.80% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,
  INVESTMENT            TRANSFER AGENT,
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION    OTHER EXPENSES
FEE PAYABLE TO      FEES AND OTHER EXPENSES      FEES PAYABLE    PAYABLE TO DMC
     DMC                 PAYABLE TO DSC             TO DDLP     AND AFFILIATES*
--------------   -----------------------------   ------------   ---------------
    181,744                 $14,028                 $32,706         $11,293

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $6,019 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities .................   $478,248,479
Purchases of U.S. government securities .........................     87,698,207
Sales other than U.S. government securities .....................    348,251,264
Sales of U.S. government securities .............................     87,911,162

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                 AGGREGATE      AGGREGATE
  COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
INVESTMENTS    APPRECIATION   DEPRECIATION    DEPRECIATION
------------   ------------   ------------   --------------
$406,741,084    $1,437,124     $(7,309,590)   $(5,872,466)


                                                           Diversified Income-20

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                                   SIX MONTHS      YEAR
                                                      ENDED       ENDED
                                                     6/30/06     12/31/05
                                                   ----------   ----------
Ordinary income ................................   $3,981,773   $1,201,382
Long-term capital gain .........................           --       55,425
                                                   ----------   ----------
                                                   $3,981,773   $1,256,807
                                                   ==========   ==========

----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ..................   $366,866,782
Undistributed ordinary income ..................      7,574,709
Capital loss carryforwards .....................       (682,113)
Six month period realized losses ...............     (2,242,695)
Unrealized depreciation of investments and
  foreign currencies ...........................     (6,018,503)
                                                   ------------
Net assets .....................................   $365,498,180
                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, straddle deferrals, mark-to-market of foreign currency contracts and tax treatment of contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydowns of mortgage- and asset-backed securities, gain
(loss) on foreign currency transactions and contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                          UNDISTRIBUTED      ACCUMULATED
                               NET          NET REALIZED
                        INVESTMENT INCOME    GAIN (LOSS)
                        -----------------   ------------
                             $531,197        $(531,197)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire in 2013. For the six months ended June 30, 2006, the Series had capital losses of $2,242,695 which may increase the capital loss carryforwards.


                                                           Diversified Income-21

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                               SIX MONTHS      YEAR
                                                 ENDED         ENDED
                                                 6/30/06     12/31/05
                                               ----------   ----------
Shares sold:
   Standard Class ..........................   12,795,166    9,175,989
   Service Class ...........................    4,693,323   10,713,809
Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ..........................      209,284       41,588
   Service Class ...........................      223,533       95,080
                                               ----------   ----------
                                               17,921,306   20,026,466
                                               ----------   ----------
Shares repurchased:
   Standard Class ..........................     (679,292)    (978,146)
   Service Class ...........................   (1,462,825)  (1,663,091)
                                               ----------   ----------
                                               (2,142,117)  (2,641,237)
                                               ----------   ----------
Net increase ...............................   15,779,189   17,385,229
                                               ==========   ==========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.

7. Foreign Currency Exchange Contracts

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. FUTURES CONTRACTS

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. SWAP AGREEMENTS

The Series may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.


                                                           Diversified Income-22

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                           Diversified Income-23

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP DIVERSIFIED INCOME SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Diversified Income Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%-the second quartile; the next 25%-the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one year period ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the fourth quartile of such Performance Universe. The Board noted that the Series' performance results were not in line with the Board's stated objective. The Board also noted that strategic changes had recently been implemented by management. Those changes included increased exposure to the emerging markets sector, which has provided strong returns. The Board was satisfied that management was taking effective action to improve Series performance and meet the Board's performance objective.


                                                           Diversified Income-24

DELAWARE VIP DIVERSIFIED INCOME SERIES
OTHER SERIES INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Series' management fee, but noted that the Series' total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered fee waivers in place through April 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Series' total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                           Diversified Income-25

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                    EXPENSES
                              BEGINNING     ENDING                 PAID DURING
                               ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                VALUE       VALUE       EXPENSE     1/1/06 TO
                                1/1/06     6/30/06      RATIOS       6/30/06*
                              ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN

Standard Class                $1,000.00   $1,026.70      1.50%        $7.54
Service Class                  1,000.00    1,025.70      1.75%         8.79

HYPOTHETICAL 5% RETURN
(5% RETURN BEFORE EXPENSES)

Standard Class                $1,000.00   $1,017.36      1.50%        $7.50
Service Class                  1,000.00    1,016.12      1.75%         8.75

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                              Emerging Markets-1

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
COUNTRY AND SECTOR ALLOCATIONS
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     PERCENTAGE
COUNTRY                                                            OF NET ASSETS
-------                                                            -------------
COMMON STOCK                                                           88.48%
Brazil                                                                  9.64%
Chile                                                                   2.03%
China                                                                   6.27%
Czech Republic                                                          1.73%
Egypt                                                                   0.65%
Hungary                                                                 1.95%
India                                                                   0.96%
Indonesia                                                               0.60%
Israel                                                                  3.11%
Malaysia                                                                8.70%
Mexico                                                                  6.44%
Morocco                                                                 0.61%
Panama                                                                  0.68%
Philippines                                                             0.73%
Poland                                                                  2.62%
Republic of Korea                                                       7.93%
Russia                                                                  3.68%
South Africa                                                            9.42%
Taiwan                                                                 12.73%
Thailand                                                                6.91%
Turkey                                                                  1.09%
PREFERRED STOCK                                                         7.30%
Brazil                                                                  3.99%
Republic of Korea                                                       3.31%
REPURCHASE AGREEMENTS                                                   2.85%
TOTAL MARKET VALUE OF SECURITIES                                       98.63%
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                         1.37%
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ======

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
Consumer Discretionary                                                  8.18%
Consumer Staples                                                        5.89%
Energy                                                                  6.59%
Financials                                                             23.37%
Health Care                                                             0.50%
Industrials                                                             8.70%
Information Technology                                                  9.46%
Materials                                                              10.56%
Telecommunication Services                                             18.02%
Utilities                                                               4.51%
                                                                       -----
TOTAL                                                                  95.78%
                                                                       =====


                                                              Emerging Markets-2

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
                                                                       (U.S. $)
COMMON STOCK-88.48%'d'
BRAZIL-9.64%
AES Tiete ...........................................   42,200,000   $   993,675
Brazil Telecommunication ............................      277,177         1,140
Companhia de Concessoes Rodoviarias .................      398,800     3,222,217
Companhia Siderurgica Nacional ......................       92,300     2,978,368
Companhia Vale do Rico Doce ADR .....................      169,000     3,478,020
CPFL Energia ........................................       77,700       950,667
+CPFL Energia ADR ...................................       25,800       942,990
Petroleo Brasiliero ADR .............................       87,600     6,992,844
Votorantim Celulose e Papel ADR .....................      352,300     5,488,834
                                                                     -----------
                                                                      25,048,755
                                                                     -----------
CHILE-2.03%
AFP Provida .........................................       34,862        55,275
Banco Santander ADR .................................       91,400     3,687,077
+Inversiones Aguas Metropolitanas ...................      237,618       242,355
+#Inversiones Aguas Metropolitanas 144A ADR .........       63,517     1,294,584
                                                                     -----------
                                                                       5,279,291
                                                                     -----------
CHINA-6.27%[ ]
China Merchants Holdings International ..............      544,000     1,656,604
China Shipping Development ..........................    3,070,000     2,213,681
China Telecom .......................................   11,958,000     3,849,348
Fountain Set Holdings ...............................    3,026,000     1,032,532
Guangshen Railway ...................................    3,020,000     1,147,143
Texwinca ............................................    3,172,000     2,123,856
TPV Technology ......................................    1,278,000     1,209,503
Zhejiang Expressway .................................    5,014,000     3,050,526
                                                                     -----------
                                                                      16,283,193
                                                                     -----------
CZECH REPUBLIC-1.73%
Komercni Banka ......................................       28,870     4,226,457
Philip Morris .......................................          476       262,439
                                                                     -----------
                                                                       4,488,896
                                                                     -----------
EGYPT-0.65%
MobiNil-Egyptian Mobile Services ....................       75,034     1,681,909
                                                                     -----------
                                                                       1,681,909
                                                                     -----------
HUNGARY-1.95%
Matav Tavkozlesi Telecommunications .................      570,900     2,171,221
OTP Bank ............................................      101,886     2,885,452
                                                                     -----------
                                                                       5,056,673
                                                                     -----------
INDIA-0.96%
Hero Honda Motors ...................................       79,159     1,365,613
Tata Steel ..........................................       96,437     1,120,965
                                                                     -----------
                                                                       2,486,578
                                                                     -----------
INDONESIA-0.60%
Telekomunikasi Indonesia ............................    1,976,500     1,568,365
                                                                     -----------
                                                                       1,568,365
                                                                     -----------
ISRAEL-3.11%
Bank Hapoalim .......................................    1,089,973     4,651,866
Bezeq Israeli Telecommunication .....................    1,679,777     1,960,483
Israel Chemicals ....................................      368,433     1,471,650
                                                                     -----------
                                                                       8,083,999
                                                                     -----------
MALAYSIA-8.70%
Hong Leong Bank .....................................    2,375,900     3,297,616
Maxis Communications ................................    2,812,000     6,543,093
MISC - Foreign ......................................    1,716,200     3,596,337
PLUS Expressways ....................................    4,316,600     3,136,569
Public Bank .........................................      561,000   $   969,479
Public Bank - Foreign ...............................    1,008,400     1,728,921
Tanjong .............................................      902,600     3,316,125
                                                                     -----------
                                                                      22,588,140
                                                                     -----------
MEXICO-6.44%
Cemex de C.V ........................................       71,337       406,652
Cemex de C.V. ADR ...................................       53,495     3,047,639
+Grupo Aeroportuario del Pacifico de C.V. ADR .......       39,700     1,264,445
Grupo Aeroportuario del Sureste de C.V. ADR .........       43,000     1,444,370
Grupo Modelo Series C ...............................      946,700     3,618,600
Grupo Televisa ADR ..................................      168,800     3,259,528
Kimberly-Clark de Mexico de C.V .....................    1,164,900     3,689,470
                                                                     -----------
                                                                      16,730,704
                                                                     -----------
MOROCCO-0.61%
Maroc Telecom .......................................      121,423     1,596,546
                                                                     -----------
                                                                       1,596,546
                                                                     -----------
PANAMA-0.68%
Banco Latinoamericano Export ........................      112,900     1,764,627
                                                                     -----------
                                                                       1,764,627
                                                                     -----------
PHILIPPINES-0.73%
Philippine Long Distance Telephone ADR ..............       54,700     1,888,244
                                                                     -----------
                                                                       1,888,244
                                                                     -----------
POLAND-2.62%
Bank Pekao ..........................................       69,235     4,139,807
Telekomunikacja Polska ..............................      423,692     2,666,742
                                                                     -----------
                                                                       6,806,549
                                                                     -----------
REPUBLIC OF KOREA-7.93%
GS Engineering & Construction .......................       28,910     1,871,052
Kookmin Bank ........................................       47,470     3,902,863
Korea Electric Power ................................       62,730     2,324,182
Korea Gas ...........................................      105,980     3,630,586
KT ..................................................      112,200     4,630,139
KT ADR ..............................................       12,627       270,849
KT&G ................................................       33,867     1,977,680
Samsung Electronics .................................        3,143     1,997,704
                                                                     -----------
                                                                      20,605,055
                                                                     -----------
RUSSIA-3.68%
LUKOIL ADR ..........................................       30,464     2,546,790
Mobile Telesystems ADR ..............................      133,800     3,939,072
NovaTek OAO GDR .....................................       69,885     3,060,963
                                                                     -----------
                                                                       9,546,825
                                                                     -----------
SOUTH AFRICA-9.42%
African Bank Investments ............................      932,868     3,639,160
Alexander Forbes ....................................    1,074,592     2,186,626
Aspen Pharmacare ....................................      200,774     1,021,359
Remgro ..............................................      233,170     4,387,496
Sasol ...............................................       89,859     3,444,073
Standard Bank Group .................................      434,738     4,665,481
Steinhoff International .............................      609,271     1,812,953
Telkom ..............................................      124,972     2,298,962
Tiger Brands ........................................       49,997       999,940
                                                                     -----------
                                                                      24,456,050
                                                                     -----------


                                                              Emerging Markets-3

DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
                                                                      (U.S. $)
COMMON STOCK (CONTINUED)
TAIWAN-12.73%
Asustek Computer ...................................    1,387,588   $  3,407,148
Chunghwa Telecom ...................................    3,206,000      5,792,723
Chunghwa Telecom ADR ...............................       72,706      1,342,880
Lite-On Technology .................................    2,482,000      3,675,816
Mega Financial Holding .............................    7,522,000      5,564,193
Pihsiang Machinery Manufacturing ...................      150,954        285,338
President Chain Store ..............................    1,957,243      4,292,067
Synnex Technology International ....................    1,425,600      1,549,900
Taiwan Semiconductor Manufacturing .................    3,961,343      7,145,269
                                                                    ------------
                                                                      33,055,334
                                                                    ------------
THAILAND-6.91%
Advanced Info Service ..............................    1,942,400      4,585,939
Kasikornbank - Foreign .............................      194,537        311,300
Kasikornbank NVDR ..................................    1,200,363      1,857,855
Land & Houses NVDR .................................   17,854,600      3,302,071
Siam Cement NVDR ...................................    1,012,700      5,685,146
Siam City Bank - Foreign Registered ................    1,649,800        809,320
Siam City Bank NVDR ................................    1,896,800        925,511
Thai Union Frozen Products .........................      505,332        334,723
Thai Union Frozen Products NVDR ....................      206,968        131,934
                                                                    ------------
                                                                      17,943,799
                                                                    ------------
TURKEY-1.09%
Akbank .............................................      168,727        810,316
Tofas ..............................................      528,822      1,383,459
+Vestel Elektronik Sanayi ..........................      288,015        629,720
                                                                    ------------
                                                                       2,823,495
                                                                    ------------
TOTAL COMMON STOCK
   (COST $218,404,346) .............................                 229,783,027
                                                                    ------------
PREFERRED STOCK-7.30%
BRAZIL-3.99%
AES Tiete ........................................     55,500,000      1,332,471
Companhia Vale do Rio Doce .......................        183,340      3,732,995
Investimentos Itau ...............................      1,054,628      4,231,367
Ultrapar Participacoes ...........................         67,270      1,059,101
                                                                    ------------
                                                                      10,355,934
                                                                    ------------
REPUBLIC OF KOREA-3.31%
Hyundai Motor ....................................         60,420      3,025,128
Samsung Electronics ..............................         11,414      5,570,425
                                                                    ------------
                                                                       8,595,553
                                                                    ------------
TOTAL PREFERRED STOCK
   (COST $13,936,246) ..............................                  18,951,487
                                                                    ------------

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
                                                                       (U.S. $)
REPURCHASE AGREEMENTS-2.85%
With BNP Paribas 4.50% 7/3/06 (dated 6/30/06, to be
   repurchased at $3,895,460, collateralized by
   $3,797,000 U.S. Treasury Notes 6.00% due 8/15/09,
   market value $3,976,065) ..........................   $3,894,000   $3,894,000
With Cantor Fitzgerald 4.40% 7/3/06 (dated 6/30/06,
   to be repurchased at $1,002,367, collateralized
   by $501,000 U.S. Treasury Notes 3.875% due
   7/31/07, market value $501,648, $501,000 U.S.
   Treasury Notes 3.875% due 5/15/09, market value
   $486,327 and $34,000 U.S. Treasury Notes 6.50%
   due 10/15/06, market value $34,446) ...............    1,002,000    1,002,000
With UBS Warburg 4.35% 7/3/06 (dated 6/30/06, to be
   repurchased at $2,504,908, collateralized by
   $1,346,000 U.S. Treasury Notes 3.875% due
   5/15/09, market value $1,306,278 and $1,252,000
   U.S. Treasury Notes 4.875% due 5/15/09, market
   value $1,251,720) .................................    2,504,000    2,504,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $7,400,000) .................................                 7,400,000
                                                                      ----------


                                                              Emerging Markets-4

DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-98.63% (COST $239,740,592) ......  $256,134,514
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.37% ............     3,550,078
                                                                    ------------
NET ASSETS APPLICABLE TO 14,465,661 SHARES OUTSTANDING-100.00% ...  $259,684,592
                                                                    ============
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD
   CLASS ($139,449,143 / 7,762,979 SHARES) .......................  $      17.96
                                                                    ============
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE
   CLASS ($120,235,449 / 6,702,682 SHARES) .......................  $      17.94
                                                                    ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par) ...  $229,616,761
Undistributed net investment income ..............................     2,533,397
Accumulated net realized gain on investments .....................    11,138,460
Net unrealized appreciation of investments and foreign
   currencies ....................................................    16,395,974
                                                                    ------------
Total net assets .................................................  $259,684,592
                                                                    ============

----------
+    Non-income producing security for the period ended June 30, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $1,294,584, which represented 0.50% of the Series' net assets. See Note 8 in "Notes to Financial Statements."


'd' Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in "Country and Sector Allocations."

[ ] Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

SUMMARY OF ABBREVIATIONS:

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
HKD - Hong Kong Dollar
NVDR - Non-Voting Depositary Receipts
USD - United States Dollar
ZAR - South African Rand Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2006:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                   UNREALIZED
CONTRACTS TO RECEIVE (DELIVER)  IN EXCHANGE FOR  SETTLEMENT DATE  APPRECIATION
------------------------------  ---------------  ---------------  ------------
HKD 2,022,700                     USD(260,422)       7/03/06          $ 35
ZAR (1,275,690)                   USD 178,169        7/05/06           413
                                                                      ----
                                                                      $448
                                                                      ====

(1)  See Note 7 in "Notes to Financial Statements."

                             See accompanying notes


                                                              Emerging Markets-5

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends ......................................................   $  5,454,544
Interest .......................................................        207,614
Foreign tax withheld ...........................................       (482,041)
                                                                   ------------
                                                                      5,180,117
                                                                   ------------
EXPENSES:
Management fees ................................................      1,590,652
Custodian fees .................................................        249,891
Distribution expenses - Service Class ..........................        162,747
Accounting and administration expenses .........................         50,901
Legal and professional fees ....................................         16,677
Dividend disbursing and transfer agent fees and expenses .......         12,725
Reports and statements to shareholders .........................         11,544
Trustees' fees .................................................          6,443
Insurance fees .................................................          5,449
Pricing fees ...................................................          3,531
Taxes (other than taxes on income) .............................          1,688
Registration fees ..............................................              3
Other ..........................................................          7,686
                                                                   ------------
                                                                      2,119,937
Less expenses absorbed or waived ...............................        (48,553)
Less waiver of distribution expenses - Service Class ...........        (27,125)
                                                                   ------------
Total operating expenses .......................................      2,044,259
                                                                   ------------
NET INVESTMENT INCOME ..........................................      3,135,858
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments .................................................     11,278,339
   Foreign currencies ..........................................        (13,892)
                                                                   ------------
Net realized gain ..............................................     11,264,447
Net change in unrealized appreciation/depreciation of
   investments and foreign currencies ..........................    (12,388,919)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
   CURRENCIES ..................................................     (1,124,472)
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  2,011,386
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                    ENDED
                                                   6/30/06       YEAR ENDED
                                                 (UNAUDITED)      12/31/05
                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment income ........................   $  3,135,858   $  2,705,766
Net realized gain on investments and foreign
   currencies ................................     11,264,447      6,690,267
Net change in unrealized appreciation/
   depreciation of investments and foreign
   currencies ................................    (12,388,919)    19,673,561
                                                 ------------   ------------
Net increase in net assets resulting from
   operations ................................      2,011,386     29,069,594
                                                 ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income:
   Standard Class ............................     (1,865,697)      (185,268)
   Service Class .............................     (1,148,824)       (26,959)
Net realized gain on investments:
   Standard Class ............................     (3,946,372)      (653,887)
   Service Class .............................     (2,908,845)      (255,396)
                                                 ------------   ------------
                                                   (9,869,738)    (1,121,510)
                                                 ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ............................     49,197,090     79,478,798
   Service Class .............................     57,788,758     66,615,479
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ............................      5,812,069        839,155
   Service Class .............................      4,057,669        282,355
                                                 ------------   ------------
                                                  116,855,586    147,215,787
                                                 ------------   ------------
Cost of shares repurchased:
   Standard Class ............................    (32,281,227)   (14,800,249)
   Service Class .............................    (15,899,698)   (10,506,016)
                                                 ------------   ------------
                                                  (48,180,925)   (25,306,265)
                                                 ------------   ------------
Increase in net assets derived from capital
   share transactions ........................     68,674,661    121,909,522
                                                 ------------   ------------
NET INCREASE IN NET ASSETS ...................     60,816,309    149,857,606
NET ASSETS:
Beginning of period ..........................    198,868,283     49,010,677
                                                 ------------   ------------
End of period (including undistributed net
   investment income of $2,533,397 and
   $2,425,952, respectively) .................   $259,684,592   $198,868,283
                                                 ============   ============

                             See accompanying notes


                                                              Emerging Markets-6

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS
                                                                 -------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                        YEAR ENDED
                                                                  6/30/06(1)   ----------------------------------------------------
                                                                 (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                                 -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period .........................     $ 18.200    $ 14.500    $11.180    $ 6.770    $ 6.610    $ 6.310
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) .....................................        0.243       0.412      0.263      0.210      0.215      0.199
Net realized and unrealized gain
   on investments and foreign currencies .....................        0.274       3.519      3.388      4.410      0.137      0.133
                                                                   --------    --------    -------    -------    -------    -------
Total from investment operations .............................        0.517       3.931      3.651      4.620      0.352      0.332
                                                                   --------    --------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................       (0.243)     (0.051)    (0.331)    (0.210)    (0.192)    (0.032)
Net realized gain on investments .............................       (0.514)     (0.180)        --         --         --         --
                                                                   --------    --------    -------    -------    -------    -------
Total dividends and distributions ............................       (0.757)     (0.231)    (0.331)    (0.210)    (0.192)    (0.032)
                                                                   --------    --------    -------    -------    -------    -------
Net asset value, end of period ...............................     $ 17.960    $ 18.200    $14.500    $11.180    $ 6.770    $ 6.610
                                                                   ========    ========    =======    =======    =======    =======
Total return(3) ..............................................         2.67%      27.49%     33.47%     70.54%      5.17%      5.28%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................     $139,449    $120,292    $36,966    $14,304    $12,651    $12,071
Ratio of expenses to average net assets ......................         1.50%       1.47%      1.50%      1.49%      1.43%      1.45%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly ........         1.54%       1.57%      1.63%      1.58%      1.46%      1.45%
Ratio of net investment income to average net assets .........         2.57%       2.55%      2.15%      2.64%      3.15%      3.04%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ........         2.53%       2.45%      2.02%      2.55%      3.12%      3.04%
Portfolio turnover ...........................................           29%         18%        34%        71%        39%        41%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                              Emerging Markets-7

DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS
                                                                 -------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                         YEAR ENDED
                                                                  6/30/06(1)   ----------------------------------------------------
                                                                 (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                                 -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period .........................     $ 18.160     $14.480    $11.170    $ 6.770    $ 6.610    $ 6.310
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) .....................................        0.220       0.372      0.231      0.197      0.204      0.189
Net realized and unrealized gain
   on investments and foreign currencies .....................        0.277       3.507      3.397      4.402      0.138      0.135
                                                                   --------     -------    -------    -------    -------    -------
Total from investment operations .............................        0.497       3.879      3.628      4.599      0.342      0.324
                                                                   --------     -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................................       (0.203)     (0.019)    (0.318)    (0.199)    (0.182)    (0.024)
Net realized gain on investments .............................       (0.514)     (0.180)        --         --         --         --
                                                                   --------     -------    -------    -------    -------    -------
Total dividends and distributions ............................       (0.717)     (0.199)    (0.318)    (0.199)    (0.182)    (0.024)
                                                                   --------     -------    -------    -------    -------    -------
Net asset value, end of period ...............................     $ 17.940     $18.160    $14.480    $11.170    $ 6.770    $ 6.610
                                                                   ========     =======    =======    =======    =======    =======
Total return(3) ..............................................         2.57%      27.11%     33.26%     70.10%      5.03%      5.15%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ......................     $120,236     $78,576    $12,045    $   144    $   652    $   570
Ratio of expenses to average net assets ......................         1.75%       1.72%      1.75%      1.71%      1.58%      1.60%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...................         1.84%       1.87%      1.93%      1.83%      1.61%      1.60%
Ratio of net investment income to average net assets .........         2.32%       2.30%      1.90%      2.42%      3.00%      2.89%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ........         2.23%       2.15%      1.72%      2.30%      2.97%      2.89%
Portfolio turnover ...........................................           29%         18%        34%        71%        39%        41%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                              Emerging Markets-8

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.


                                                              Emerging Markets-9

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Mondrian Investment Partners Ltd. ("Mondrian") (the "Sub-Advisor") is responsible for the day-to-day management of the Series' investment portfolio. For these services, DMC, not the Series, pays the Sub-Advisor 0.20% of the Series' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                         OTHER
  INVESTMENT            TRANSFER AGENT,                           EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
FEE PAYABLE TO       FEES AND OTHER EXPENSES     FEES PAYABLE    TO DMC AND
     DMC                PAYABLE TO DSC              TO DDLP     AFFILIATES*
--------------   -----------------------------   ------------   -----------
   $250,030                  $10,446                $23,802       $10,782

----------
* DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $5,443 for internal legal services provided by DMC.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .............   $97,022,650
Sales .................    34,207,236

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                 AGGREGATE      AGGREGATE
  COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
INVESTMENTS    APPRECIATION   DEPRECIATION    APPRECIATION
------------   ------------   ------------   --------------
$239,872,096    $27,602,997   $(11,340,579)   $16,262,418

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:


                                                             Emerging Markets-10

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

                                 SIX MONTHS      YEAR
                                    ENDED        ENDED
                                  6/30/06*     12/31/05
                                 ----------   ----------
Ordinary income...............   $5,745,436   $  427,583
Long-term capital gain........    4,124,302      693,927
                                 ----------   ----------
                                 $9,869,738   $1,121,510
                                 ==========   ==========

----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest............   $229,616,761
Undistributed ordinary income............      5,757,849
Undistributed long-term capital gains....      8,634,978
Unrealized appreciation of investments
   and foreign currencies................     15,675,004
                                            ------------
Net assets...............................   $259,684,592
                                            ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

  UNDISTRIBUTED      ACCUMULATED
       NET          NET REALIZED
INVESTMENT INCOME    GAIN (LOSS)
-----------------   ------------
    $(13,892)         $13,892

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                     SIX MONTHS      YEAR
                                        ENDED        ENDED
                                      6/30/06      12/31/05
                                     ----------   ----------
Shares sold:
   Standard Class ................    2,552,199    4,946,468
   Service Class .................    3,014,151    4,136,774

Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class ................      310,142       56,969
   Service Class .................      216,640       19,169
                                     ----------   ----------
                                      6,093,132    9,159,380
                                     ----------   ----------
Shares repurchased:
   Standard Class ................   (1,709,285)    (942,342)
   Service Class .................     (855,212)    (660,948)
                                     ----------   ----------
                                     (2,564,497)  (1,603,290)
                                     ----------   ----------
Net increase .....................    3,528,635    7,556,090
                                     ==========   ==========


                                                             Emerging Markets-11

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.

7. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

10. SUBSEQUENT EVENT

Mondrian has resigned as sub-advisor to the Series effective September 25, 2006, subject to an extension by agreement between the parties.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523- 1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                             Emerging Markets-12

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP EMERGING MARKETS SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Balanced Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE.Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all balanced funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the third quartile of such Performance Universe. The report further showed that the Fund's total return for the three, five and 10 year periods was in the fourth quartile of such Performance Universe. The Board noted that the Series performance was not in line with the Board's stated objective. The Board also noted that strategic changes had been implemented by management in 2005. Those changes included modifications to the Series' asset allocation methodology, replacing the portfolio management team for the equity sleeve of the Series and repositioning the Series to reflect the new team's investment strategy. The Fund's performance had improved since implementation these changes in early 2005. The Board was satisfied that management was taking effective action to enhance Series performance and meet the Board's performance objective.


                                                             Emerging Markets-13

DELAWARE VIP EMERGING MARKETS SERIES
OTHER SERIES INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                             Emerging Markets-14

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                                BEGINNING     ENDING                 PAID DURING
                                 ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                  VALUE       VALUE       EXPENSE     1/1/06 TO
                                  1/1/06     6/30/06      RATIOS       6/30/06*
                                ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $1,000.00   $1,003.70      0.99%        $4.92
Service Class                    1,000.00    1,002.90      1.24%         6.16

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,019.89      0.99%        $4.96
Service Class                    1,000.00    1,018.65      1.24%         6.21

*" Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                   Global Bond-1

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
SECTOR/COUNTRY ALLOCATION & CREDIT QUALITY BREAKDOWN
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR/COUNTRY                                                     OF NET ASSETS
----------------------------------------------------------------   -------------
CORPORATE BONDS                                                          8.83%
Banking & Finance                                                        8.43%
Utilities                                                                0.40%
FOREIGN AGENCIES                                                         6.92%
Austria                                                                  0.43%
Germany                                                                  6.49%
REGIONAL AGENCIES                                                        0.93%
Australia                                                                0.93%
REGIONAL AUTHORITY                                                       1.61%
Canada                                                                   1.61%
SOVEREIGN AGENCIES                                                      19.40%
France                                                                   4.47%
Japan                                                                    2.32%
United States                                                           12.61%
SOVEREIGN DEBT                                                          38.63%
Austria                                                                  3.99%
France                                                                   9.42%
Germany                                                                  7.95%
Japan                                                                    2.29%
Netherlands                                                              1.16%
Norway                                                                   1.77%
Poland                                                                   1.56%
Republic of Slovakia                                                     0.85%
Sweden                                                                   6.13%
United Kingdom                                                           3.51%
SUPRANATIONAL BANKS                                                     11.41%
U.S. TREASURY OBLIGATIONS                                                6.55%
TOTAL MARKET VALUE OF SECURITIES                                        94.28%
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                          5.72%
                                                                       ------
TOTAL NET ASSETS                                                       100.00%
                                                                       ======

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)

AAA                                                                     84.81%
AA                                                                       3.23%
A                                                                        7.70%
BBB                                                                      3.55%
BB                                                                       0.71%
                                                                       ------
Total                                                                  100.00%
                                                                       ======


                                                                   Global Bond-2

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                        MARKET
                                                         PRINCIPAL       VALUE
                                                        AMOUNT DEG.    (U.S. $)
                                                        -----------   ----------
CORPORATE BONDS-8.83%
BANKING & FINANCE-8.43%
ERAP 3.75% 4/25/10 ............................   EUR        40,000   $   51,013
=General Motors Acceptance Corporation
   7.50% 12/1/06 ..............................   NZD        69,000       41,642
Residential Capital
   5.125% 5/17/12 .............................   EUR        93,000      117,421
   6.375% 5/17/13 .............................   GBP        50,000       91,945
SLM 6.50% 6/15/10 .............................   NZD       170,000      102,224
Vneshtorgbank 4.25% 2/15/16 ...................   EUR       100,000      123,212
                                                                      ----------
                                                                         527,457
                                                                      ----------
UTILITIES-0.40%
Hydro Quebec 10.50% 10/15/21 ..................   CAD        18,000       25,128
                                                                      ----------
                                                                          25,128
                                                                      ----------
TOTAL CORPORATE BONDS
   (COST $569,275) ............................                          552,585
                                                                      ----------
FOREIGN AGENCIES-6.92%
AUSTRIA-0.43%
Oesterreichesche Kontrollbank
   1.80% 3/22/10 ..............................   JPY     3,000,000       26,780
                                                                      ----------
                                                                          26,780
                                                                      ----------
GERMANY-6.49%
KFW
   4.75% 12/7/10 ..............................   GBP        37,000       67,583
   4.95% 10/14/14 .............................   CAD        32,000       28,528
   6.50% 11/15/11 .............................   NZD        82,000       49,708
KFW International Finance
   1.75% 3/23/10 ..............................   JPY    11,000,000       98,018
Rentenbank 1.375% 4/25/13 .....................   JPY    19,000,000      162,205
                                                                      ----------
                                                                         406,042
                                                                      ----------
TOTAL FOREIGN AGENCIES
   (COST $457,834) ............................                          432,822
                                                                      ----------
REGIONAL AGENCIES-0.93%
AUSTRALIA-0.93%
New South Wales Treasury
   6.00% 5/1/12 ...............................   AUD        30,000       22,233
   7.00% 12/1/10 ..............................   AUD        27,000       20,827
Queensland Treasury 6.00% 7/14/09 .............   AUD        20,000       14,909
                                                                      ----------
TOTAL REGIONAL AGENCIES
   (COST $59,229) .............................                           57,969
                                                                      ----------
REGIONAL AUTHORITY-1.61%
CANADA-1.61%
Ontario Province
   4.50% 3/8/15 ...............................   CAD        28,000       24,445
   5.375% 12/2/12 .............................   CAD        25,000       23,183
Quebec Province 5.00% 12/1/15 .................   CAD        59,000       52,863
                                                                      ----------
TOTAL REGIONAL AUTHORITY
   (COST $101,301) ............................                          100,491
                                                                      ----------
SOVEREIGN AGENCIES-19.40%
FRANCE-4.47%
Caisse d'Amortissement de la Dette
   Sociale 3.625% 4/25/16 .....................   EUR       229,000      280,056
                                                                      ----------
                                                                         280,056
                                                                      ----------
JAPAN-2.32%
Development Bank of Japan
   1.70% 9/20/22 ..............................   JPY     7,000,000   $   57,087
Japan Finance Corporation for Municipal
   Enterprises 2.00% 5/9/16 ...................   JPY    10,000,000       88,007
                                                                      ----------
                                                                         145,094
                                                                      ----------
UNITED STATES-12.61%
Fannie Mae
   6.00% 5/15/11 ..............................   USD        95,000       97,149
   6.375% 8/15/07 .............................   AUD        22,000       16,384
Freddie Mac 5.75% 3/15/09 .....................   USD       670,000      675,576
                                                                      ----------
                                                                         789,109
                                                                      ----------
TOTAL SOVEREIGN AGENCIES
   (COST $1,255,201) ..........................                        1,214,259
                                                                      ----------
SOVEREIGN DEBT-38.63%
AUSTRIA-3.99%
Republic of Austria
   5.25% 1/4/11 ...............................   EUR        29,000       39,245
   9.00% 9/15/06 ..............................   ISK    12,700,000      165,802
#Republic of Austria 144A 4.00% 9/15/16 .......   EUR        35,000       44,418
                                                                      ----------
                                                                         249,465
                                                                      ----------
FRANCE-9.42%
France Government O.A.T.
   4.00% 4/25/55 ..............................   EUR        67,000       80,148
   3.50% 4/25/15 ..............................   EUR        88,000      108,109
French Treasury Note 2.75% 3/12/08 ............   EUR       318,000      401,444
                                                                      ----------
                                                                         589,701
                                                                      ----------
GERMANY-7.95%
Deutschland Republic
   4.75% 7/4/08 ...............................   EUR       260,000      339,887
   6.25% 1/4/24 ...............................   EUR        99,000      157,496
                                                                      ----------
                                                                         497,383
                                                                      ----------
JAPAN-2.29%
Japan Government 20 yr. Bond
   2.30% 6/20/26 ..............................   JPY    16,350,000      143,096
                                                                      ----------
                                                                         143,096
                                                                      ----------
NETHERLANDS-1.16%
Netherlands Government 5.75% 2/15/07 ..........   EUR        56,000       72,693
                                                                      ----------
                                                                          72,693
                                                                      ----------
NORWAY-1.77%
Norwegian Government
   6.00% 5/16/11 ..............................   NOK       337,000       58,477
   6.50% 5/15/13 ..............................   NOK       286,000       51,943
                                                                      ----------
                                                                         110,420
                                                                      ----------
POLAND-1.56%
Poland Government 6.00% 11/24/10 ..............   PLN       304,000       97,481
                                                                      ----------
                                                                          97,481
                                                                      ----------
REPUBLIC OF SLOVAKIA-0.85%
Slovak Republic 4.00% 3/26/21 .................   EUR        44,000       53,145
                                                                      ----------
                                                                          53,145
                                                                      ----------
SWEDEN-6.13%
Sweden Government
   1.00% 4/1/12 ...............................   SEK     1,630,000      218,563
   5.00% 12/1/20 ..............................   SEK       335,000       51,187
   5.50% 10/8/12 ..............................   SEK       755,000      114,046
                                                                      ----------
                                                                         383,796
                                                                      ----------


                                                                   Global Bond-3

DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                        MARKET
                                                         PRINCIPAL       VALUE
                                                        AMOUNT DEG.    (U.S. $)
                                                        -----------   ----------
SOVEREIGN DEBT (CONTINUED)
UNITED KINGDOM-3.51%
U.K. Treasury
   4.75% 9/7/15 ...............................   GBP        50,250   $   93,104
   5.00% 3/7/12 ...............................   GBP        15,000       28,084
   8.00% 6/7/21 ...............................   GBP        28,000       70,193
   9.00% 7/12/11 ..............................   GBP        13,000       28,531
                                                                      ----------
                                                                         219,912
                                                                      ----------
TOTAL SOVEREIGN DEBT
   (COST $2,424,832)                                                   2,417,092
                                                                      ----------
SUPRANATIONAL BANKS-11.41%
Asia Development Bank 0.50% 10/9/12 ...........   AUD        30,000       15,867
European Investment Bank
   1.40% 6/20/17 ..............................   JPY     9,500,000       78,337
   3.625% 10/15/11 ............................   EUR        43,000       54,172
   4.00% 10/15/37 .............................   EUR       166,000      194,151
   4.25% 12/7/10 ..............................   GBP        58,000   $  104,029
   4.375% 7/8/15 ..............................   GBP        49,000       86,418
Inter-American Development Bank
   1.90% 7/8/09 ...............................   JPY    13,000,000      116,367
^International Bank for Reconstruction &
   Development 7.122% 8/20/07 .................   NZD       115,000       64,830
                                                                      ----------
TOTAL SUPRANATIONAL BANKS
 (COST $723,115)                                                         714,171
                                                                      ----------
U.S. TREASURY OBLIGATIONS-6.55%
U.S. Treasury Notes 3.625% 5/15/13 ............   USD       230,000      210,459
^U.S. Treasury Strip 4.282% 11/15/13 ..........   USD       290,000      199,684
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $423,555) ............................                          410,143
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-94.28% (COST $6,014,342) .......     5,899,532
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-5.72% ...........       357,933
                                                                    -----------
NET ASSETS APPLICABLE TO 634,449 SHARES OUTSTANDING-100.00% .....   $ 6,257,465
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
   ($6,249,328 / 633,624 SHARES) ................................   $      9.86
                                                                    ===========
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
   ($8,137 / 825 SHARES) ........................................   $      9.86
                                                                    ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par) ..   $ 7,589,149
Undistributed net investment income .............................       360,941
Accumulated net realized loss on investments ....................    (1,608,799)
Net unrealized depreciation of investments and
   foreign currencies ...........................................       (83,826)
                                                                    -----------
Total net assets ................................................   $ 6,257,465
                                                                    ===========

----------
DEG. Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Kronor
USD - U.S. Dollar

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $44,418, which represented 0.71% of the Series' net assets. See Note 8 in "Notes to Financial Statements."

= Security is being fair valued in accordance with the Series' fair valuation policy. At June 30, 2006, the aggregate amount of fair valued securities equaled $41,642, which represented 0.67% of the Series' net assets. See
     Note 1 in "Notes to Financial Statements."


                                                                   Global Bond-4

DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS:

O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation) yr. - year

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

The following foreign currency exchange contracts were outstanding at June 30, 2006:

                                                                         UNREALIZED
                                                                        APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)    IN EXCHANGE FOR    SETTLEMENT DATE   (DEPRECIATION)
------------------------------   -----------------   ---------------   --------------
        CAD     102,000          EUR     (72,885)         8/1/06          $(1,851)
        EUR      38,874          PLN    (156,554)         8/1/06              511
        EUR      88,496          NOK    (696,000)         8/1/06            1,380
        EUR     108,299          SEK    (998,000)         8/1/06             (230)
        EUR     215,940          GBP    (148,000)         8/1/06            3,110
        EUR     103,069          ISK (12,292,090)        9/15/06           44,423
        EUR    (108,479)         USD     133,309         9/15/06           (6,175)
        JPY (12,000,000)         USD     103,315          7/3/06           (1,570)
        JPY   9,867,694          AUD    (116,400)         8/1/06              200
        JPY  31,193,584          NZD    (444,100)         8/1/06            3,882
        JPY 118,513,960          EUR    (816,493)         8/1/06           (7,258)
                                                                          -------
                                                                          $36,422
                                                                          =======

(1)  See Note 7 in "Notes to Financial Statements."

                             See accompanying notes


                                                                   Global Bond-5

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS:
Investments at market (cost $6,014,342)............................   $5,899,532
Foreign currencies (cost $111,423).................................      111,779
Dividends and interest receivable..................................      108,482
Subscriptions receivable...........................................          105
Receivable for securities sold ....................................      651,370
Net unrealized appreciation on foreign currency exchange
   contracts.......................................................       36,422
                                                                      ----------
Total assets.......................................................    6,807,690
                                                                      ----------

LIABILITIES:
Cash overdraft.....................................................       29,284
Payable for securities purchased...................................      458,060
Liquidations payable...............................................          392
Due to manager and affiliates......................................       17,673
Other accrued expenses.............................................       44,816
                                                                      ----------
Total liabilities..................................................      550,225
                                                                      ----------
Total net assets...................................................   $6,257,465
                                                                      ==========

                             See accompanying notes


                                                                   Global Bond-6

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest ........................................................   $   916,262
                                                                    -----------
EXPENSES:
Management fees .................................................       193,212
Custodian fees ..................................................        22,667
Reports and statements to shareholders ..........................        10,979
Accounting and administration expenses ..........................        10,305
Legal and professional fees .....................................         9,850
Dividend disbursing and transfer agent fees and expenses ........         2,576
Pricing fees ....................................................         1,990
Trustees' fees ..................................................         1,441
Registration fees ...............................................            48
Distribution expenses - Service Class ...........................            12
Other ...........................................................         1,127
                                                                    -----------
                                                                        254,207
Less waiver of distribution expenses - Service Class ............            (2)
                                                                    -----------
Total operating expenses ........................................       254,205
                                                                    -----------
NET INVESTMENT INCOME ...........................................       662,057
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCIES:
Net realized loss on:
   Investments ..................................................      (805,704)
   Foreign currencies ...........................................      (361,737)
                                                                    -----------
Net realized gain ...............................................    (1,167,441)
Net change in unrealized appreciation/depreciation of investments
   and foreign currencies .......................................     1,433,561
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCIES ...................................................       266,120
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $   928,177
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                        ENDED
                                                       6/30/06       YEAR ENDED
                                                     (UNAUDITED)      12/31/05
                                                    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment income ...........................   $    662,057   $  1,451,016
Net realized gain (loss) on investments and
   foreign currencies ...........................     (1,167,441)       938,859
Net change in unrealized appreciation/
   depreciation on investments and foreign
   currencies ...................................      1,433,561     (9,350,986)
                                                    ------------   ------------
Net increase (decrease) in net assets resulting
   from operations ..............................        928,177     (6,961,111)
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................     (1,095,558)   (12,177,352)
   Service Class ................................           (135)        (1,263)
Net realized gain on investments:
   Standard Class ...............................     (1,681,682)    (1,441,808)
   Service Class ................................           (241)          (152)
                                                    ------------   ------------
                                                      (2,777,616)   (13,620,575)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      1,059,080      3,701,855
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ...............................      2,777,240     13,619,160
   Service Class ................................            376          1,415
                                                    ------------   ------------
                                                       3,836,696     17,322,430
                                                    ------------   ------------
Cost of shares repurchased:
   Standard Class ...............................    (57,740,913)   (21,110,123)
                                                    ------------   ------------
Decrease in net assets derived from capital share
   transactions .................................    (53,904,217)    (3,787,693)
                                                    ------------   ------------
NET DECREASE IN NET ASSETS ......................    (55,753,656)   (24,369,379)
NET ASSETS:
Beginning of period .............................     62,011,121     86,380,500
                                                    ------------   ------------
End of period (including undistributed net
   investment income of $360,941 and $949,981,
   respectively) ................................   $  6,257,465   $ 62,011,121
                                                    ============   ============

                             See accompanying notes


                                                                   Global Bond-7

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
                                                          -------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                        YEAR ENDED
                                                           6/30/06(1)  ------------------------------------------------
                                                          (UNAUDITED)  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01
                                                          -----------  --------  --------  --------  --------  --------
Net asset value, beginning of period...................     $10.330    $13.560   $13.940   $ 11.770  $ 9.470   $ 9.730
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)...............................       0.129      0.217     0.316      0.356    0.404     0.411
Net realized and unrealized gain (loss) and foreign
   currencies..........................................      (0.092)    (1.265)    1.262      2.005    1.957    (0.464)
                                                            -------    -------   -------   --------  -------   -------
Total from investment operations.......................       0.037     (1.048)    1.578      2.361    2.361    (0.053)
                                                            -------    -------   -------   --------  -------   -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................................      (0.200)    (1.951)   (1.692)    (0.191)  (0.061)   (0.207)
Net realized gain on investments.......................      (0.307)    (0.231)   (0.266)        --       --        --
                                                            -------    -------   -------   --------  -------   -------
Total dividends and distributions......................      (0.507)    (2.182)   (1.958)    (0.191)  (0.061)   (0.207)
                                                            -------    -------   -------   --------  -------   -------
Net asset value, end of period.........................     $ 9.860    $10.330   $13.560   $ 13.940  $11.770   $ 9.470
                                                            =======    =======   =======   ========  =======   =======
Total return(3)........................................        0.37%     (8.65%)   13.00%     20.36%   25.09%    (0.48%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)................     $ 6,249    $62,003   $86,372   $105,463  $91,945   $17,012
Ratio of expenses to average net assets................        0.99%      0.97%     0.93%      0.87%    0.81%     0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly.....        0.99%      1.09%     0.93%      0.91%    0.81%     1.11%
Ratio of net investment income to average net assets...        2.57%      1.94%     2.52%      2.81%    3.76%     4.34%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly..........................................        2.57%      1.82%     2.52%      2.77%    3.76%     4.08%
Portfolio turnover.....................................         213%       188%      117%       111%      49%       51%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                   Global Bond-8

DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
                                                              -------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                        YEAR ENDED
                                                               6/30/06(1)  ------------------------------------------------
                                                              (UNAUDITED)  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01
                                                              -----------  --------  --------  --------  --------  --------
Net asset value, beginning of period .......................    $10.310    $13.530   $13.920   $11.770   $ 9.460   $ 9.730
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................      0.116      0.189     0.285     0.328     0.389     0.397
Net realized and unrealized gain (loss) on investments
   and foreign currencies ..................................     (0.088)    (1.259)    1.255     1.998     1.968    (0.470)
                                                                -------    -------   -------   -------   -------   -------
Total from investment operations ...........................      0.028     (1.070)    1.540     2.326     2.357    (0.073)
                                                                -------    -------   -------   -------   -------   -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................     (0.171)    (1.919)   (1.664)   (0.176)   (0.047)   (0.197)
Net realized gain on investments ...........................     (0.307)    (0.231)   (0.266)       --        --        --
                                                                -------    -------   -------   -------   -------   -------
Total dividends and distributions ..........................     (0.478)    (2.150)   (1.930)   (0.176)   (0.047)   (0.197)
                                                                -------    -------   -------   -------   -------   -------
Net asset value, end of period .............................    $ 9.860    $10.310   $13.530   $13.920   $11.770   $ 9.460
                                                                =======    =======   =======   =======   =======   =======
Total return(3) ............................................       0.29%     (8.86%)   12.69%    20.04%    25.04%    (0.70%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................    $     8    $     8   $     9   $     8   $     7   $     5
Ratio of expenses to average net assets ....................       1.24%      1.22%     1.18%     1.09%     0.96%     1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly .................       1.29%      1.39%     1.23%     1.16%     0.96%     1.26%
Ratio of net investment income to average net assets .......       2.32%      1.69%     2.27%     2.59%     3.61%     4.19%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......       2.27%      1.52%     2.22%     2.52%     3.61%     3.93%
Portfolio turnover .........................................        213%       188%      117%      111%       49%       51%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                                   Global Bond-9

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.


                                                                  Global Bond-10

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                     DIVIDEND DISBURSING,                          OTHER
  INVESTMENT            TRANSFER AGENT,                           EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES       FEE PAYABLE    TO DMC AND
      DMC                PAYABLE TO DSC             TO DDLP     AFFILIATES*
--------------   -----------------------------   ------------   -----------
    $14,853                 $1,005                    $2           $1,813

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $1,194 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities ...   $47,428,723
Purchases of U.S. government securities ...........     2,547,291
Sales other than U.S. government securities .......    92,467,298
Sales of U.S. government securities ...............    12,023,185


At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                AGGREGATE      AGGREGATE
  COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
INVESTMENTS   APPRECIATION   DEPRECIATION    DEPRECIATION
-----------   ------------   ------------   --------------
 $6,033,562      $45,288       $(179,318)      $(134,030)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                              SIX MONTHS       YEAR
                                 ENDED        ENDED
                               6/30/06*      12/31/05
                              ----------   -----------
Ordinary income ...........   $2,440,215   $12,733,806
Long-term capital gains ...      337,401       886,769
                              ----------   -----------
Total distribution ........   $2,777,616   $13,620,575
                              ==========   ===========
----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                                  Global Bond-11

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ........   $ 7,589,149
Undistributed ordinary income ........       356,292
Accumulated capital losses ...........    (1,589,579)
Unrealized depreciation of investments
  and foreign currencies .............       (98,397)
                                         -----------
Net assets ...........................   $ 6,257,465
                                         ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of forward foreign currency contracts, currency straddles, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

 UNDISTRIBUTED       ACCUMULATED
     NET            NET REALIZED
INVESTMENT INCOME    GAIN (LOSS)
-----------------   ------------
    $(155,404)        $155,404

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                    SIX MONTHS      YEAR
                                                      ENDED        ENDED
                                                     6/30/06      12/31/05
                                                   -----------   ---------
Shares sold:
Standard Class .................................       105,214      317,642
Shares issued upon reinvestment of dividends and
   distributions:
   Standard Class ..............................       283,971    1,242,624
   Service Class ...............................            38          129
                                                    ----------     --------
                                                       389,223    1,560,395
                                                    ----------     --------
Shares repurchased:
Standard Class .................................    (5,758,603)  (1,928,903)
                                                    ----------     --------
Net decrease ...................................    (5,369,380)    (368,508)
                                                    ==========     ========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.


                                                                  Global Bond-12

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                  Global Bond-13

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP GLOBAL BOND SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP International Value Equity Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company,
Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all international core funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the fourth quartile. The report further showed that the Series' total return for the three, five and 10 year periods was in the first quartile. The Board noted that the Series' performance results were mixed. In evaluating the Series' performance, the Board considered the fact that the new investment team began managing the Series in February 2006. At that time management proposed, and the Board approved, modifications to the Series' policies and strategies in order to reflect the new teams' investment approach. The Board was pleased with management's efforts to enhance Series performance and expressed confidence in the new team and its philosophy and processes.


                                                                  Global Bond-14

DELAWARE VIP GLOBAL BOND
OTHER SERIES INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Series' total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered fee waivers in place through April of 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Series' total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                                  Global Bond-15

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000
                                                              EXPENSES
                       BEGINNING     ENDING                 PAID DURING
                        ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                         VALUE       VALUE       EXPENSE     1/1/06 TO
                        1/1/06      6/30/06      RATIOS       6/30/06*
                       ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class         $1,000.00   $1,030.40      0.89%        $4.48
Service Class           1,000.00    1,029.00      1.14%         5.74

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class         $1,000.00   $1,020.38      0.89%        $4.46
Service Class           1,000.00    1,019.14      1.14%         5.71

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                          Growth Opportunities-1

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                       PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                              92.44%
Basic Industry/Capital Goods                               9.71%
Business Services                                         13.70%
Consumer Non-Durables                                     10.17%
Consumer Services                                          4.86%
Energy                                                     7.91%
Financials                                                 9.56%
Health Care                                               17.50%
Technology                                                17.26%
Transportation                                             1.77%
REPURCHASE AGREEMENTS                                      8.84%
SECURITIES LENDING COLLATERAL                             16.33%
Fixed Rate Notes                                           2.88%
Variable Rate Notes                                       13.45%
TOTAL MARKET VALUE OF SECURITIES                         117.61%
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL       (16.33%)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS           (1.28%)
                                                         ------
TOTAL NET ASSETS                                         100.00%
                                                         ======


                                                          Growth Opportunities-2

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCK-92.44%
BASIC INDUSTRY/CAPITAL GOODS-9.71%
Allegheny Technologies ...............................     19,600    $ 1,357,104
*Graco ...............................................     23,700      1,089,726
JLG Industries .......................................     35,800        805,500
Joy Global ...........................................     18,600        968,874
+Mettler-Toledo International ........................     17,500      1,059,975
                                                                     -----------
                                                                       5,281,179
                                                                     -----------
BUSINESS SERVICES-13.70%
+Dun & Bradstreet ....................................     14,300        996,424
Expeditors International Washington ..................     33,800      1,893,138
+Fiserv ..............................................     12,000        544,320
+Fisher Scientific International .....................      9,400        686,670
Paychex ..............................................     23,300        908,234
*Pool ................................................     13,300        580,279
Robert Half International ............................     24,600      1,033,200
+WESCO International .................................     11,800        814,200
                                                                     -----------
                                                                       7,456,465
                                                                     -----------
CONSUMER NON-DURABLES-10.17%
American Eagle Outfitters ............................     26,700        908,868
Nordstrom ............................................     29,900      1,091,350
Staples ..............................................     58,900      1,432,448
+Starbucks ...........................................     21,600        815,616
Tiffany & Co .........................................     11,400        376,428
+Urban Outfitters ....................................     20,800        363,792
Whole Foods Market ...................................      8,400        542,976
                                                                     -----------
                                                                       5,531,478
                                                                     -----------
CONSUMER SERVICES-4.86%
Host Hotels & Resorts ................................      8,938        195,474
Marriott International Class A .......................     37,800      1,440,936
Starwood Hotels & Resorts Worldwide ..................     16,700      1,007,678
                                                                     -----------
                                                                       2,644,088
                                                                     -----------
ENERGY-7.91%
*Chesapeake Energy ...................................     27,000        816,750
*+Helix Energy Solutions Group .......................      8,200        330,952
+National Oilwell Varco ..............................     19,700      1,247,404
Rowan ................................................     15,900        565,881
Smith International ..................................     30,200      1,342,994
                                                                     -----------
                                                                       4,303,981
                                                                     -----------
FINANCIALS-9.56%
*+Affiliated Managers Group ..........................      8,900        773,321
Colonial BancGroup ...................................     29,900        767,832
Legg Mason ...........................................      5,600        557,312
Lehman Brothers Holdings .............................     13,000        846,950
*Nuveen Investments ..................................     15,600        671,580
PartnerRe ............................................      7,900        505,995
*+Penson Worldwide ...................................     11,600        199,636
UnumProvident ........................................     20,900        378,917
Zions Bancorp ........................................      6,400        498,816
                                                                     -----------
                                                                       5,200,359
                                                                     -----------
HEALTH CARE-17.50%
Caremark Rx ..........................................     24,500    $ 1,221,815
Dade Behring Holdings ................................     19,200        799,488
+Express Scripts Class A .............................      7,900        566,746
*+Hologic ............................................     20,600      1,016,816
*+Invitrogen .........................................     15,300      1,010,871
+Kinetic Concepts ....................................     15,800        697,570
+Medco Health Solutions ..............................     16,700        956,576
*+MGI Pharma .........................................     51,400      1,105,100
Omnicare .............................................     12,000        569,040
*+PDL BioPharma ......................................     45,400        835,814
Shire ADR ............................................     16,700        738,641
                                                                     -----------
                                                                       9,518,477
                                                                     -----------
TECHNOLOGY-17.26%
+Activision ..........................................     58,400        664,592
+Amdocs ..............................................     26,500        969,900
+BEA Systems .........................................     30,700        401,863
+Broadcom Class A ....................................     19,750        593,488
*+Ciena ..............................................    121,900        586,339
+Citrix Systems ......................................     10,600        425,484
Intersil .............................................     22,800        530,100
L-3 Communications ...................................     13,100        988,002
+NAVTEQ ..............................................     10,300        460,204
+Network Appliance ...................................     26,700        942,510
+NII Holdings ........................................     14,400        811,872
*+salesforce.com .....................................     15,700        418,562
*Satyam Computer Services ADR ........................     23,200        768,848
+Tellabs .............................................     41,500        552,365
+VeriSign ............................................     11,900        275,723
                                                                     -----------
                                                                       9,389,852
                                                                     -----------
TRANSPORTATION-1.77%
Hunt (J.B.) Transport ................................     14,700        366,177
+Swift Transportation ................................     18,800        597,088
                                                                     -----------
                                                                         963,265
                                                                     -----------
TOTAL COMMON STOCK
   (COST $38,323,802) ................................                50,289,144
                                                                     -----------


                                                          Growth Opportunities-3

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
REPURCHASE AGREEMENTS-8.84%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased at $2,530,949,
   collateralized by $2,467,000 U.S. Treasury Notes
   6.00% due 8/15/09, market value $2,583,368) ......   $2,530,000   $ 2,530,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased at $651,239,
   collateralized by $325,000 U.S. Treasury Notes
   3.875% due 7/31/07, market value $325,936,
   $325,000 U.S. Treasury Notes 3.875% due 5/15/09,
   market value $315,981 and $22,000 U.S. Treasury
   Notes 6.50% due 10/15/06, market value $22,380) ..      651,000       651,000
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased at $1,627,590,
   collateralized by $874,000 U.S. Treasury Notes
   3.875% due 5/15/09, market value $848,728 and
   $813,000 U.S. Treasury Notes 4.875% due 5/15/09,
   market value $813,280) ...........................    1,627,000     1,627,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $4,808,000) ................................                  4,808,000
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES
   BEFORE SECURITIES LENDING
   COLLATERAL-101.28%
   (COST $43,131,802) ...............................                 55,097,144
                                                                     -----------
SECURITIES LENDING COLLATERAL**-16.33%
SHORT-TERM INVESTMENTS-16.33%
FIXED RATE NOTES-2.88%
Citigroup Global Markets 5.35% 7/3/06 ...............    1,565,755     1,565,755
                                                                     -----------
                                                                       1,565,755
                                                                     -----------
oVARIABLE RATE NOTES-13.45%
American Honda Finance
   5.32% 2/21/07 ....................................   $  252,170   $   252,170
ANZ National 5.11% 7/31/07 ..........................       56,038        56,038
Australia New Zealand 5.28% 7/31/07 .................      280,189       280,189
Bank of America 5.32% 2/23/07 .......................      364,245       364,245
Bank of New York 5.16% 7/31/07 ......................      224,151       224,151
Barclays New York 5.31% 5/18/07 .....................      364,246       364,245
Bayerische Landesbank 5.37% 8/25/06 .................      280,189       280,189
Bear Stearns 5.19% 1/2/07 ...........................      336,227       336,227
BNP Paribas 5.14% 7/31/07 ...........................      280,189       280,189
Canadian Imperial Bank
   5.28% 7/31/07 ....................................      140,094       140,094
   5.32% 11/22/06 ...................................      280,189       280,189
CDC Financial Products 5.41% 7/31/06 ................      364,246       364,245
Citigroup Global Markets 5.38% 7/7/06 ...............      364,246       364,246
Commonwealth Bank 5.29% 7/31/07 .....................      280,189       280,189
Goldman Sachs 5.45% 7/2/07 ..........................      364,246       364,246
Manufacturers & Traders 5.31% 9/26/06 ...............      280,188       280,172
Marshall & Ilsley Bank 5.18% 7/31/07 ................      308,208       308,208
Merrill Lynch Mortgage Capital
   5.41% 8/3/06 .....................................      252,170       252,170
National Australia Bank 5.10% 3/7/07 ................      347,434       347,434
National City Bank 5.32% 3/2/07 .....................      336,237       336,321
National Rural Utilities 5.10% 7/31/07 ..............      442,698       442,698
Nordea Bank New York 5.31% 5/16/07 ..................      140,094       140,087
Nordea Bank Norge 5.15% 7/31/07 .....................      280,189       280,189
Royal Bank of Scotland 5.07% 7/31/07 ................      280,189       280,189
Societe Generale 5.08% 7/31/07 ......................      140,094       140,094
Wells Fargo 5.19% 7/31/07 ...........................      280,189       280,189
                                                                     -----------
                                                                       7,318,603
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $8,884,358) .............................                     8,884,358
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-117.61% (COST $52,016,160) ...    63,981,502(Y)
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-
   (16.33%) ...................................................    (8,884,358)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.28%) .......      (698,269)
                                                                  -----------
NET ASSETS APPLICABLE TO 2,977,997 SHARES OUTSTANDING-
   100.00% ....................................................   $54,398,875
                                                                  ===========
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   STANDARD CLASS ($41,682,363 / 2,275,047 SHARES) ............   $     18.32
                                                                  ===========
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
   SERVICE CLASS ($12,716,512 / 702,950 SHARES) ...............   $     18.09
                                                                  ===========
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no
   par) .......................................................   $49,781,617
Accumulated net realized loss on investments ..................    (7,348,084)
Net unrealized appreciation of investments ....................    11,965,342
                                                                  -----------
Total net assets ..............................................   $54,398,875
                                                                  ===========

----------

+    Non-income producing security for the period ended June 30, 2006.

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

*    Fully or partially on loan.

**   See Note 7 in "Notes to Financial Statements."

(y)  Includes $8,773,732 of securities loaned.

ADR - American Depositary Receipts

                             See accompanying notes


                                                          Growth Opportunities-4

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends .......................................................   $   160,536
Interest ........................................................        45,175
Securities lending income .......................................         3,270
                                                                    -----------
                                                                        208,981
                                                                    ===========
EXPENSES:
Management fees .................................................       221,302
Distribution expenses - Service Class ...........................        20,718
Accounting and administration expenses ..........................        11,802
Legal and professional fees .....................................         9,644
Reports and statements to shareholders ..........................         9,428
Dividend disbursing and transfer agent fees and expenses ........         2,953
Custodian fees ..................................................         2,078
Trustees' fees ..................................................         1,519
Taxes (other than taxes on income) ..............................         1,048
Insurance fees ..................................................         1,042
Pricing fees ....................................................           195
Registration fees ...............................................            19
Other ...........................................................         1,735
                                                                    -----------
                                                                        283,483
Less waiver of distribution expenses - Service Class ............        (3,453)
Less expense paid indirectly ....................................           (13)
                                                                    -----------
Total operating expenses ........................................       280,017
                                                                    -----------
NET INVESTMENT LOSS .............................................       (71,036)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ................................     4,137,402
Net change in unrealized appreciation/depreciation of
   investments ..................................................    (2,062,376)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................     2,075,026
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 2,003,990
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                        ENDED
                                                       6/30/06       YEAR ENDED
                                                     (UNAUDITED)      12/31/05
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment loss .............................   $    (71,036)  $   (256,753)
Net realized gain on investments ................      4,137,402      7,465,944
Net change in unrealized appreciation/
   depreciation of investments ..................     (2,062,376)      (732,587)
                                                    ------------   ------------
Net increase in net assets
   resulting from operations ....................      2,003,990      6,476,604
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      1,905,838      1,424,558
   Service Class ................................        720,753      1,280,534
                                                    ------------   ------------
                                                       2,626,591      2,705,092
                                                    ------------   ------------
Cost of shares repurchased:
   Standard Class ...............................     (7,759,263)   (17,343,946)
   Service Class ................................     (2,520,897)    (3,746,289)
                                                    ------------   ------------
                                                     (10,280,160)   (21,090,235)
                                                    ------------   ------------
Decrease in net assets derived from capital
   share transactions ...........................     (7,653,569)   (18,385,143)
                                                    ------------   ------------
NET DECREASE IN NET ASSETS ......................     (5,649,579)   (11,908,539)
NET ASSETS:
Beginning of period .............................     60,048,454     71,956,993
                                                    ------------   ------------
End of period (there was no undistributed net
   investment income at either period end) ......   $ 54,398,875   $ 60,048,454
                                                    ============   ============

                             See accompanying notes


                                                          Growth Opportunities-5

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS
                                                            -------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                            YEAR ENDED
                                                             6/30/06(1)   -----------------------------------------------------
                                                            (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02    12/31/01
                                                            -----------   --------   --------   --------   --------   ---------
Net asset value, beginning of period ....................     $17.780     $15.960    $14.190    $10.060    $15.010    $ 23.990
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ..................................      (0.017)     (0.056)    (0.031)    (0.032)    (0.025)     (0.010)
Net realized and unrealized gain (loss) on investments ..       0.557       1.876      1.801      4.162     (3.351)     (4.209)
                                                              -------     -------    -------    -------    -------    --------
Total from investment operations ........................       0.540       1.820      1.770      4.130     (3.376)     (4.219)
                                                              -------     -------    -------    -------    -------    --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:

Net realized gain on investments ........................          --          --         --         --         --      (4.761)
Return of capital .......................................          --          --         --         --     (1.574)         --
                                                              -------     -------    -------    -------    -------    --------
Total dividends and distributions .......................          --          --         --         --     (1.574)     (4.761)
                                                              -------     -------    -------    -------    -------    --------
Net asset value, end of period ..........................     $18.320     $17.780    $15.960    $14.190    $10.060    $ 15.010
                                                              =======     =======    =======    =======    =======    ========
Total return(3) .........................................        3.04%      11.40%     12.47%     41.05%    (24.94%)    (15.78%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................     $41,682     $46,000    $56,875    $65,368    $60,964    $117,527
Ratio of expenses to average net assets .................        0.89%       0.90%      0.84%      0.85%      0.87%       0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..............        0.89%       0.90%      0.84%      0.85%      0.87%       0.87%
Ratio of net investment loss to average net assets ......       (0.18%)     (0.35%)    (0.21%)    (0.27%)    (0.21%)     (0.06%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ...       (0.18%)     (0.35%)    (0.21%)    (0.27%)    (0.21%)     (0.08%)
Portfolio turnover ......................................          69%         75%        94%        94%        88%        117%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                          Growth Opportunities-6

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS
                                                              -------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                           YEAR ENDED
                                                               6/30/06(1)  ------------------------------------------------------
                                                              (UNAUDITED)  12/31/05   12/31/04    12/31/03    12/31/02   12/31/01
                                                              -----------  --------   --------   ----------   --------   --------
Net asset value, beginning of period ......................     $17.580     $15.810    $14.100     $10.010     $14.970    $23.980
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ....................................      (0.040)     (0.096)    (0.066)     (0.058)     (0.043)    (0.033)
Net realized and unrealized gain (loss) on investments ....       0.550       1.866      1.776       4.148      (3.343)    (4.216)
                                                                -------     -------    -------     -------     -------    -------
Total from investment operations ..........................       0.510       1.770      1.710       4.090      (3.386)    (4.249)
                                                                -------     -------    -------     -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments ..........................          --          --         --          --          --     (4.761)
Return of capital .........................................          --          --         --          --      (1.574)        --
                                                                -------     -------    -------     -------     -------    -------
Total dividends and distributions .........................          --          --         --          --      (1.574)    (4.761)
                                                                -------     -------    -------     -------     -------    -------
Net asset value, end of period ............................     $18.090     $17.580    $15.810     $14.100     $10.010    $14.970
                                                                =======     =======    =======     =======     =======    =======
Total return(3) ...........................................        2.90%      11.20%     12.13%      40.86%     (25.09%)   (15.94%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................     $12,717     $14,048    $15,082     $16,906     $15,275    $27,893
Ratio of expenses to average net assets ...................        1.14%       1.15%      1.09%       1.07%       1.02%      1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................        1.19%       1.20%      1.14%       1.10%       1.02%      1.02%
Ratio of net investment loss to average net assets ........       (0.43%)     (0.60%)    (0.46%)     (0.49%)     (0.36%)    (0.21%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly .....       (0.48%)     (0.65%)    (0.51%)     (0.52%)     (0.36%)    (0.23%)
Portfolio turnover ........................................          69%         75%        94%         94%         88%       117%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                          Growth Opportunities-7

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation-Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $8,105 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.


                                                          Growth Opportunities-8

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS(CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006, the expense limitation was 0.90% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,
  INVESTMENT            TRANSFER AGENT,                          OTHER EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION       PAYABLE
FEE PAYABLE TO       FEES AND OTHER EXPENSES     FEES PAYABLE        TO DMC
      DMC                PAYABLE TO DSC             TO DDLP     AND AFFILIATES*
--------------   -----------------------------   ------------   ---------------
    $32,626                  $2,191                 $2,533           $2,854

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $1,257 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ...   $19,692,823
Sales .......    30,898,840

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                AGGREGATE      AGGREGATE
  COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
$52,158,742    $12,964,848    $(1,142,088)   $11,822,760

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005.


                                                          Growth Opportunities-9

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest............   $ 49,781,617
Capital loss carryforwards...............    (11,017,398)
Six month period realized gains..........      3,811,896
Unrealized appreciation of investments...     11,822,760
                                            ------------
Net assets...............................   $ 54,398,875
                                            ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

  ACCUMULATED
      NET          PAID-IN
INVESTMENT LOSS    CAPITAL
---------------   ---------
    $71,036       $(71,036)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $11,017,398 expires in 2010. For the six months ended June 30, 2006, the Series had capital gains of $3,811,896 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                        SIX MONTHS       YEAR
                                                           ENDED        ENDED
                                                          6/30/06      12/31/05
                                                        ----------   ----------
Shares sold:
   Standard Class....................................     101,460        86,824
   Service Class.....................................      39,100        78,177
                                                         --------    ----------
                                                          140,560       165,001
                                                         --------    ----------
Shares repurchased:
   Standard Class....................................    (413,512)   (1,064,136)
   Service Class.....................................    (135,309)     (232,719)
                                                         --------    ----------
                                                         (548,821)   (1,296,855)
                                                         --------    ----------
Net decrease.........................................    (408,261)   (1,131,854)
                                                         ========    ==========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.


                                                         Growth Opportunities-10

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2006, the market value of securities on loan was $8,773,732, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                         Growth Opportunities-11

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP GROWTH OPPORTUNITIES SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Growth Opportunities Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three, five and 10 year periods was in the second quartile of such Performance Universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.


                                                         Growth Opportunities-12

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
OTHER SERIES INFORMATION (CONTINUED)

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                         Growth Opportunities-13

DELCHESTER ANNUAL        Date In to St. Ives   Date Out of St. Ives
----------------------   -------------------   --------------------
Initial Copy                  8/21/2006              8/23/2006
1st Round of revisions         9/5/2006               9/6/2006
2nd Round of revisions        9/12/2006              9/13/2006
Sign off with changes         9/15/2006              9/15/2006

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-l) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $l,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                              EXPENSES
                       BEGINNING     ENDING                 PAID DURING
                        ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                         VALUE       VALUE       EXPENSE     1/1/06 TO
                        1/1/06      6/30/06      RATIOS       6/30/06*
                       ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class         $1,000.00   $1,041.10      0.76%        $3.85
Service Class           1,000.00    1,038.60      1.01%         5.11

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class         $1,000.00   $1,021.03      0.76%        $3.81
Service Class           1,000.00    1,019.79      1.01%         5.06

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                    High Yield-1

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
SECTOR ALLOCATION AND CREDIT RATING BREAKDOWN
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
----------------------------------------------------------------   -------------
COLLATERALIZED BOND OBLIGATIONS                                         0.05%
COMMERCIAL MORTGAGE-BACKED SECURITIES                                   0.52%
CORPORATE BONDS                                                        91.95%
Banking                                                                 0.20%
Basic Industry                                                         10.75%
Brokerage                                                               2.87%
Capital Goods                                                           5.90%
Consumer Cyclical                                                       7.87%
Consumer Non-Cyclical                                                  10.81%
Energy                                                                  5.61%
Finance & Investments                                                   0.48%
Media                                                                  10.35%
Real Estate                                                             1.73%
Services Cyclical                                                      11.54%
Services Non-Cyclical                                                   7.19%
Technology & Electronics                                                2.23%
Telecommunications                                                     10.16%
Utilities                                                               4.26%
CONVERTIBLE BONDS                                                       0.19%
EMERGING MARKET BONDS                                                   1.14%
COMMON STOCK                                                            1.02%
WARRANTS                                                                0.00%
REPURCHASE AGREEMENTS                                                   5.73%
TOTAL MARKET VALUE OF SECURITIES                                      100.60%
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                        (0.60)%
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ======

CREDIT RATING BREAKDOWN (AS A % OF FIXED INCOME INVESTMENTS)
----------------------------------------------------------------
AAA                                                                     5.13%
AA                                                                      0.20%
A                                                                       0.11%
BBB                                                                     1.13%
BB                                                                     19.83%
B                                                                      55.40%
CCC                                                                    15.92%
C                                                                       0.01%
D                                                                       0.44%
NR                                                                      1.83%
                                                                      ------
TOTAL                                                                 100.00%
                                                                      ======


                                                                    High Yield-2

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (U.S. $)      (U.S. $)
@=COLLATERALIZED BOND OBLIGATIONS-0.05%
oMerrill Lynch CBO VII Series
   1997-C3 5.824% 3/23/08 ...........................   $  285,742   $    25,437
South Street CBO Series
   1999-1A A1 7.16% 7/1/11 ..........................      110,804       111,357
                                                                     -----------
TOTAL COLLATERALIZED BOND OBLIGATIONS
   (COST $262,936) ..................................                    136,794
                                                                     -----------
COMMERCIAL MORTGAGE-BACKED
   SECURITIES-0.52%
#First Union National Bank Commercial
   Mortgage Series 2001-C2 L 144A
      6.46% 1/12/43 .................................    1,375,000     1,361,240
                                                                     -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (COST $1,395,571) .....................                  1,361,240
                                                                     -----------
CORPORATE BONDS-91.95%
BANKING-0.20%
Western Financial 9.625% 5/15/12 ....................      485,000       534,027
                                                                     -----------
                                                                         534,027
                                                                     -----------
BASIC INDUSTRY-10.75%
Abitibi-Consolidated
   6.95% 12/15/06 ...................................       95,000        95,950
   7.875% 8/1/09 ....................................      975,000       938,438
AK Steel 7.875% 2/15/09 .............................    1,610,000     1,610,000
Bowater 9.50% 10/15/12 ..............................    3,700,000     3,709,249
Chemtura 6.875% 6/1/16 ..............................    1,225,000     1,189,781
Donohue Forest Products 7.625% 5/15/07 ..............    1,325,000     1,334,938
Georgia-Pacific
   8.875% 5/15/31 ...................................      150,000       150,000
   9.50% 12/1/11 ....................................    1,875,000     1,968,750
Gold Kist 10.25% 3/15/14 ............................    1,135,000     1,188,913
Huntsman International 10.125% 7/1/09 ...............      430,000       438,600
Lyondell Chemical 10.50% 6/1/13 .....................      190,000       209,950
#Nell AF Sarl 144A 8.375% 8/15/15 ...................    1,550,000     1,497,688
NewPage 10.00% 5/1/12 ...............................    1,560,000     1,622,400
Norske Skog 8.625% 6/15/11 ..........................    2,350,000     2,303,000
#Port Townsend Paper 144A 12.00% 4/15/11 ............    1,730,000     1,375,350
Potlatch 13.00% 12/1/09 .............................    1,210,000     1,420,570
Rhodia 8.875% 6/1/11 ................................    1,665,000     1,667,081
++Solutia 6.72% 10/15/37 ............................    2,270,000     2,108,263
Tembec Industries 8.625% 6/30/09 ....................    4,615,000     2,549,787
Witco 6.875% 2/1/26 .................................      715,000       639,925
                                                                     -----------
                                                                      28,018,633
                                                                     -----------
BROKERAGE-2.87%
E Trade Financial 8.00% 6/15/11 .....................    2,615,000     2,680,375
#Hughes Network Systems 144A
   9.50% 4/15/14 ....................................    1,675,000     1,649,875
LaBranche & Company
   9.50% 5/15/09 ....................................    1,290,000     1,380,300
   11.00% 5/15/12 ...................................    1,600,000     1,760,000
                                                                     -----------
                                                                       7,470,550
                                                                     -----------
CAPITAL GOODS-5.90%
Armor Holdings 8.25% 8/15/13 ........................    2,400,000     2,495,999
Building Materials 8.00% 10/15/07 ...................      800,000       808,000
#Compression Polymer 144A 10.50% 7/1/13 .............    1,255,000     1,286,375
Graham Packaging 9.875% 10/15/14 ....................      800,000       796,000
Interface 10.375% 2/1/10 ............................    1,555,000     1,708,556
Interline Brands 8.125% 6/15/14 .....................   $  775,000   $   776,938
Intertape Polymer 8.50% 8/1/14 ......................    1,510,000     1,396,750
Mueller Group 10.00% 5/1/12 .........................      405,000       437,400
(ss)Mueller Holdings 14.75% 4/15/14 .................    1,574,000     1,330,030
(ss)NTK Holdings 10.75% 3/1/14 ......................    1,650,000     1,202,438
Solo Cup Company 8.50% 2/15/14 ......................    1,150,000     1,000,500
#TransDigm 144A 7.75% 7/15/14 .......................      450,000       450,000
Trimas 9.875% 6/15/12 ...............................    1,855,000     1,706,600
                                                                     -----------
                                                                      15,395,586
                                                                     -----------
CONSUMER CYCLICAL-7.87%
Accuride 8.50% 2/1/15 ...............................    1,225,000     1,182,125
#Baker & Taylor 144A 11.50% 7/1/13 ..................    1,150,000     1,155,750
Boyd Gaming 8.75% 4/15/12 ...........................    1,500,000     1,578,750
Carrols 9.00% 1/15/13 ...............................      365,000       367,738
Ford Motor Credit 7.375% 10/28/09 ...................    1,450,000     1,341,533
General Motors 8.375% 7/15/33 .......................      920,000       745,200
General Motors Acceptance Corporation
   6.875% 9/15/11 ...................................    1,855,000     1,771,855
   8.00% 11/1/31 ....................................    1,180,000     1,137,149
Landry's Restaurant 7.50% 12/15/14 ..................    1,020,000       940,950
Metaldyne 10.00% 11/1/13 ............................    1,795,000     1,745,638
#Neiman Marcus 144A 9.00% 10/15/15 ..................    1,165,000     1,223,250
#NPC International 144A 9.50% 5/1/14 ................    2,000,000     1,944,999
O'Charleys 9.00% 11/1/13 ............................    1,575,000     1,602,563
#Uno Restaurant 144A 10.00% 2/15/11 .................    1,060,000       816,200
Visteon
   7.00% 3/10/14 ....................................      300,000       246,375
   8.25% 8/1/10 .....................................    1,610,000     1,513,400
Warnaco 8.875% 6/15/13 ..............................    1,175,000     1,198,500
                                                                     -----------
                                                                      20,511,975
                                                                     -----------
CONSUMER NON-CYCLICAL-10.81%
#Angiotech Pharmaceuticals
   144A 7.75% 4/1/14 ................................    1,775,000     1,704,000
Biovail 7.875% 4/1/10 ...............................    3,475,000     3,535,812
Constellation Brands 8.125% 1/15/12 .................    1,175,000     1,213,188
Cott Beverages 8.00% 12/15/11 .......................    2,125,000     2,130,313
Del Laboratories 8.00% 2/1/12 .......................      705,000       589,556
Dole Food 8.875% 3/15/11 ............................    1,550,000     1,460,875
#HealthSouth 144A 10.75% 6/15/16 ....................    1,275,000     1,255,875
Ingles Markets 8.875% 12/1/11 .......................    1,450,000     1,524,313
#Le-Natures 144A 10.00% 6/15/13 .....................    1,265,000     1,339,319
Marsh Supermarkets 8.875% 8/1/07 ....................      625,000       624,219
National Beef Packing 10.50% 8/1/11 .................    1,485,000     1,507,275
Pilgrim's Pride 9.625% 9/15/11 ......................    1,665,000     1,739,925
Pinnacle Foods 8.25% 12/1/13 ........................    1,470,000     1,451,625
Playtex Products 9.375% 6/1/11 ......................    2,255,000     2,359,294
#Reynolds American 144A 7.875% 5/15/09 ..............    1,080,000     1,107,000
True Temper Sports 8.375% 9/15/11 ...................    1,995,000     1,825,425
Warner Chilcott 8.75% 2/1/15 ........................    2,710,000     2,804,849
                                                                     -----------
                                                                      28,172,863
                                                                     -----------
ENERGY-5.61%
#Basic Energy Services 144A 7.125% 4/15/16 ..........      450,000       420,750
Bluewater Finance 10.25% 2/15/12 ....................      985,000     1,002,238
#Brigham Exploration 144A 9.625% 5/1/14 .............      460,000       453,100
Compton Petroleum 7.625% 12/1/13 ....................      605,000       580,800
#Copano Energy 144A 8.125% 3/1/16 ...................      450,000       450,000
El Paso Natural Gas 7.625% 8/1/10 ...................      515,000       526,588


                                                                    High Yield-3

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
                                                      -----------   -----------
                                                        (U.S. $)      (U.S. $)
CORPORATE BONDS (CONTINUED)
ENERGY (CONTINUED)
El Paso Production Holding 7.75% 6/1/13 ...........    $1,545,000   $ 1,564,312
#Hilcorp Energy 144A
   9.00% 6/1/16 ...................................     1,160,000     1,174,499
   10.50% 9/1/10 ..................................       569,000       615,943
Inergy Finance
   6.875% 12/15/14 ................................       810,000       757,350
   8.25% 3/1/16 ...................................       375,000       380,625
#Mariner Energy 144A 7.50% 4/15/13 ................       700,000       677,250
#MarkWest Energy 144A 8.50% 7/15/16 ...............       325,000       319,638
#PetroHawk Energy 144A 9.125% 7/15/13 .............     1,875,000     1,874,999
oSecunda International 13.068% 9/1/12 .............     1,075,000     1,128,750
Tennessee Gas Pipeline 8.375% 6/15/32 .............       600,000       644,677
#VeraSun Energy 144A 9.875% 12/15/12 ..............     1,100,000     1,166,000
Whiting Petroleum 7.25% 5/1/13 ....................       935,000       899,938
                                                                    -----------
                                                                     14,637,457
                                                                    -----------
FINANCE & INVESTMENTS-0.48%
FINOVA Group 7.50% 11/15/09 .......................     4,137,987     1,241,396
                                                                    -----------
                                                                      1,241,396
                                                                    -----------
MEDIA-10.35%
#Affinion Group 144A 11.50% 10/15/15 ..............       920,000       906,200
Charter Communications Holdings
   11.125% 1/15/11 ................................     1,175,000       734,375
(SS)13.50% 1/15/11 ................................     4,270,000     2,796,850
o#Cleveland Unlimited 144A 13.579% 12/15/10 .......       600,000       634,500
CSC Holdings
   8.125% 7/15/09 .................................       750,000       766,875
   8.125% 8/15/09 .................................     1,750,000     1,789,375
Dex Media East 12.125% 11/15/12 ...................     1,780,000     2,006,950
Insight Midwest 10.50% 11/1/10 ....................     3,615,000     3,786,712
Lodgenet Entertainment 9.50% 6/15/13 ..............     2,510,000     2,685,700
Mediacom Broadband 11.00% 7/15/13 .................       415,000       439,381
Mediacom Capital 9.50% 1/15/13 ....................     3,110,000     3,110,000
#RH Donnelley 144A 8.875% 1/15/16 .................     1,905,000     1,931,194
Sheridan Acquisition 10.25% 8/15/11 ...............       710,000       725,088
Sirius Satellite 9.625% 8/1/13 ....................       400,000       377,000
Vertis 10.875% 6/15/09 ............................       785,000       777,150
Warner Music Group 7.375% 4/15/14 .................     1,805,000     1,759,875
#XM Satellite Radio 144A 9.75% 5/1/14 .............     1,925,000     1,771,000
                                                                    -----------
                                                                     26,998,225
                                                                    -----------
REAL ESTATE-1.73%
American Real Estate Partners
   8.125% 6/1/12 ..................................     2,135,000     2,140,338
BF Saul REIT 7.50% 3/1/14 .........................     1,750,000     1,785,000
#Rouse 144A 6.75% 5/1/13 ..........................       600,000       587,343
                                                                    -----------
                                                                      4,512,681
                                                                    -----------
SERVICES CYCLICAL-11.54%
Adesa 7.625% 6/15/12 ..............................     1,360,000     1,343,000
American Airlines 7.379% 5/23/16 ..................       601,825       544,651
Corrections Corporation of America
   7.50% 5/1/11 ...................................     2,730,000     2,764,124
FTI Consulting 7.625% 6/15/13 .....................     1,765,000     1,795,888
#Galaxy Entertainment Finance
   144A 9.875% 12/15/12 ...........................     3,025,000     3,161,124
Gaylord Entertainment 8.00% 11/15/13 ..............     1,230,000     1,234,613
(SS)H-Lines Finance 11.00% 4/1/13 .................     2,288,000     1,973,400
#Hertz 144A
   8.875% 1/1/14 ..................................    $  910,000   $   937,300
   10.50% 1/1/16 ..................................       370,000       394,050
Horizon Lines 9.00% 11/1/12 .......................       935,000       953,700
Kansas City Southern Railway
   9.50% 10/1/08 ..................................     1,450,000     1,526,125
#Knowledge Learning 144A 7.75% 2/1/15 .............     1,065,000       979,800
Mandalay Resort Group 9.50% 8/1/08 ................     2,200,000     2,337,500
OMI 7.625% 12/1/13 ................................     2,355,000     2,360,888
#Pokagon Gaming Authority 144A
   10.375% 6/15/14 ................................       600,000       623,250
Royal Caribbean Cruises 7.25% 3/15/18 .............       575,000       560,689
Seabulk International 9.50% 8/15/13 ...............       865,000       960,150
Stena 9.625% 12/1/12 ..............................     1,350,000     1,441,125
(SS)Town Sports International 11.00% 2/1/14 .......     2,005,000     1,609,013
Wheeling Island Gaming
   10.125% 12/15/09 ...............................     2,500,000     2,596,875
                                                                    -----------
                                                                     30,097,265
                                                                    -----------
SERVICES NON-CYCLICAL-7.19%
Aleris International 9.00% 11/15/14 ...............     1,265,000     1,293,463
Allied Waste North America 9.25% 9/1/12 ...........     1,905,000     2,028,825
Brickman Group 11.75% 12/15/09 ....................       580,000       626,400
Casella Waste Systems 9.75% 2/1/13 ................     2,525,000     2,663,875
#CRC Health 144A 10.75% 2/1/16 ....................     2,005,000     2,050,113
Geo Subordinate 11.00% 5/15/12 ....................     1,935,000     1,954,350
#iPayment 144A 9.75% 5/15/14 ......................     1,275,000     1,275,000
US Oncology 10.75% 8/15/14 ........................     2,350,000     2,561,500
(SS)Vanguard Health 11.25% 10/1/15 ................     3,880,000     2,754,799
#WCA Waste 144A 9.25% 6/15/14 .....................     1,525,000     1,547,875
                                                                    -----------
                                                                     18,756,200
                                                                    -----------
TECHNOLOGY & ELECTRONICS-2.23%
Magnachip Semiconductor 8.00% 12/15/14 ............     3,400,000     2,839,000
Sanmina-SCI 8.125% 3/1/16 .........................       750,000       735,000
#Sunguard Data Systems 144A
   10.25% 8/15/15 .................................     1,500,000     1,558,125
o#UGS Capital II PIK 144A 10.38% 6/1/11 ...........       675,000       671,625
                                                                    -----------
                                                                      5,803,750
                                                                    -----------
TELECOMMUNICATIONS-10.16%
++(SS)Allegiance Telecom 11.75% 2/15/08 ...........       565,000       257,075
American Tower 7.125% 10/15/12 ....................     1,610,000     1,614,025
American Towers 7.25% 12/1/11 .....................       580,000       595,950
Cincinnati Bell 8.375% 1/15/14 ....................     2,210,000     2,187,900
#Digicel Limited 144A 9.25% 9/1/12 ................     1,170,000     1,228,500
(SS)Inmarsat Finance 10.375% 11/15/12 .............     2,895,000     2,478,844
#Intelsat Bermuda 144A 11.25% 6/15/16 .............       775,000       798,250
Intelsat Subsidiary 8.625% 1/15/15 ................     1,400,000     1,410,500
iPCS 11.50% 5/1/12 ................................       885,000       991,200
oIWO Holdings 8.818% 1/15/12 ......................       265,000       275,600
#Nordic Telephone Company Holdings 144A
   8.875% 5/1/16 ..................................       750,000       774,375
oQwest 8.579% 6/15/13 .............................     1,100,000     1,168,750
Rural Cellular 9.875% 2/1/10 ......................     1,685,000     1,741,869
o#Rural Cellular 144A 10.899% 11/1/12 .............       760,000       783,750
#Telcordia Technologies 144A
   10.00% 3/15/13 .................................     3,155,000     2,681,750
Triton Communications 9.375% 2/1/11 ...............     1,375,000       990,000


                                                                    High Yield-4

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL       MARKET
                                                        AMOUNT        VALUE
                                                     -----------   ------------
                                                       (U.S. $)      (U.S. $)
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
oUS LEC 13.62% 10/1/09 ..........................     $  675,000   $    720,563
#VimpelCom 144A 8.25% 5/23/16 ...................      1,100,000      1,057,375
#Wind Acquisition 144A 10.75% 12/1/15 ...........      2,700,000      2,882,249
#Windstream 144A
   8.125% 8/1/13 ................................        500,000        512,500
   8.625% 8/1/16 ................................      1,300,000      1,335,750
                                                                   ------------
                                                                     26,486,775
                                                                   ------------
UTILITIES-4.26%
Avista 9.75% 6/1/08 .............................        680,000        723,115
++#Calpine 144A 9.90% 7/15/07 ...................      1,177,692      1,136,473
Elwood Energy 8.159% 7/5/26 .....................      1,223,408      1,329,910
Midwest Generation
   8.30% 7/2/09 .................................      1,350,000      1,370,250
   8.75% 5/1/34 .................................      1,010,000      1,075,650
Mirant Americas Generation 8.30% 5/1/11 .........      2,450,000      2,431,625
NRG Energy 7.25% 2/1/14 .........................      1,325,000      1,295,188
Orion Power Holdings 12.00% 5/1/10 ..............      1,105,000      1,254,175
#Tenaska Alabama Partners 144A 7.00% 6/30/21 ....        492,630        482,588
=++#USGen New England 144A 7.46% 1/2/15 .........         10,697          7,220
                                                                   ------------
                                                                     11,106,194
                                                                   ------------
TOTAL CORPORATE BONDS
   (COST $243,217,635) ..........................                   239,743,577
                                                                   ------------
CONVERTIBLE BONDS-0.19%
#Charter Communications 144A 5.875%
   11/16/09 exercise price $2.42,
   expiration date 11/16/09 .....................        655,000        488,794
                                                                   ------------
TOTAL CONVERTIBLE BONDS
   (COST $630,985) ..............................                       488,794
                                                                   ------------
EMERGING MARKET BONDS-1 14%
#C&M Finance 144A 8.10% 2/1/16 ..................        750,000        717,645
Republic of El Salvador 7.65% 6/15/35 ...........      1,345,000      1,304,650
Venezuela Government 6.00% 12/9/20 ..............      1,110,000        955,377
                                                                   ------------
TOTAL EMERGING MARKET BONDS
   (COST $3,108,068) ............................                     2,977,672
                                                                   ------------

                                                        NUMBER        MARKET
                                                      OF SHARES        VALUE
                                                     -----------   ------------
                                                                     (U.S. $)
COMMON STOCK-1.02%
@PIE=+Avado Brands Restricted ...................          1,813   $      1,704
B&G Foods .......................................         16,000        259,360
+Foster Wheeler .................................         27,215      1,175,682
+Mirant .........................................         35,864        961,155
+Petroleum Geo-Services ADR .....................          2,484        155,896
+XM Satellite Radio Holdings Class A ............          6,750         98,888
                                                                   ------------
TOTAL COMMON STOCK
   (COST $1,465,516) ............................                     2,652,685
                                                                   ------------
WARRANTS-0.00%
+#Solutia 144A, exercise price $7.59,
   expiration date 7/15/09 ......................            850             --
                                                                   ------------
TOTAL WARRANTS
   (COST $72,431) ...............................                            --
                                                                   ------------

                                                         PRINCIPAL
                                                          AMOUNT
                                                        ----------
                                                         (U.S. $)
REPURCHASE AGREEMENTS-5.73%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased at
   $7,857,946, collateralized by $7,658,000
   U.S. Treasury Notes 6.00% due 8/15/09,
   market value $8,019,831) .....................       $7,855,000    7,855,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased at
   $2,020,741, collateralized by $1,010,000
   U.S. Treasury Notes 3.875% due 7/31/07,
   market value $1,011,838, $1,010,000 U.S.
   Treasury Notes 3.875% due 5/15/09, market
   value $980,935 and $68,000 U.S. Treasury
   Notes 6.50% due 10/15/06, market value
   $69,478) .....................................        2,020,000    2,020,000
With UBS Warburg 4.35% 7/3/06 (dated
   6/30/06, to be repurchased at $5,052,831,
   collateralized by $2,714,000 U.S. Treasury
   Notes 3.875% due 5/15/09, market value
   $2,634,798 and $2,525,000 U.S. Treasury
   Notes 4.875% due 5/15/09, market value
   $2,524,753) ..................................        5,051,000    5,051,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
   (COST $14,926,000) ...........................                    14,926,000
                                                                     ----------


                                                                    High Yield-5

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.60% (COST $265,079,142) ...   $262,286,762
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.60%) ........     (1,554,706)
                                                                   ------------
NET ASSETS APPLICABLE TO 45,491,724 SHARES OUTSTANDING-100.00%     $260,732,056
                                                                   ============
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS
   ($86,943,774 / 15,158,890 SHARES) ...........................   $       5.74
                                                                   ============
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS
   ($173,788,282 / 30,332,834 SHARES) ..........................   $       5.73
                                                                   ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par)..   $298,303,100
Undistributed net investment income ............................      9,646,522
Accumulated net realized loss on investments ...................    (44,425,186)
Net unrealized depreciation of investments .....................     (2,792,380)
                                                                   ------------
Total net assets ...............................................   $260,732,056
                                                                   ============

----------
++   Non-income producing security. Security is currently in default.

+    Non-income producing security for the period ended June 30, 2006.

(SS) Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $59,234,818, which represented 22.72% of the Series' net assets. See Note 7 in "Notes to Financial Statements."

@ Illiquid security. At June 30, 2006, the aggregate amount of illiquid securities equaled $138,498, which represented 0.05% of the Series' net assets. See Note 7 in "Notes to Financial Statements."

= Security is being fair valued in accordance with the Series' fair valuation policy. At June 30, 2006, the aggregate amount of fair valued securities equaled $145,718, which represented 0.06% of the Series' net assets. See
     Note 1 in "Notes to Financial Statements."

PIE Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2006, the aggregate amount of the restricted security equaled $1,704 or 0.00% of the Series' net assets. See Note 7 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:

ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust

                             See accompanying notes


                                                                    High Yield-6

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006
(Unaudited)

ASSETS:
Investments at market (cost $265,079,142) ...   $262,286,762
Cash ........................................        380,416
Dividends and interest receivable ...........      4,693,459
Subscriptions receivable ....................        676,325
Receivable for securities sold ..............     11,666,256
                                                ------------
Total assets ................................    279,703,218
                                                ------------

LIABILITIES:
Payable for securities purchased ............     18,653,624
Liquidations payable ........................         69,471
Due to manager and affiliates ...............        193,719
Other accrued expenses ......................         54,348
                                                ------------
Total liabilities ...........................     18,971,162
                                                ------------
Total net assets ............................   $260,732,056
                                                ============

                             See accompanying notes


                                                                    High Yield-7

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:
Interest ........................................................   $10,746,090
Dividends .......................................................        16,601
                                                                    -----------
                                                                     10,762,691
                                                                    -----------
EXPENSES:
Management fees .................................................       796,568
Distribution expenses - Service Class ...........................       250,637
Accounting and administration expenses ..........................        49,019
Legal and professional fees .....................................        23,183
Reports and statements to shareholders ..........................        21,490
Dividend disbursing and transfer agent fees and expenses ........        12,255
Custodian fees ..................................................         7,527
Insurance fees ..................................................         6,652
Trustees' fees ..................................................         6,130
Registration fees ...............................................         2,795
Pricing fees ....................................................         2,494
Other ...........................................................         4,729
                                                                    -----------
                                                                      1,183,479
Less waiver of distribution expenses - Service Class ............       (41,773)
Less expense paid indirectly ....................................        (2,185)
                                                                    -----------
Total operating expenses ........................................     1,139,521
                                                                    -----------
NET INVESTMENT INCOME ...........................................     9,623,170
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ................................        14,544
Net change in unrealized appreciation/ depreciation of
   investments ..................................................      (544,730)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................      (530,186)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 9,092,984
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED
                                                        6/30/06     YEAR ENDED
                                                      (UNAUDITED)    12/31/05
                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ............................   $  9,623,170  $ 15,193,441
Net realized gain on investments .................         14,544     1,807,494
Net change in unrealized appreciation/
   depreciation of investments ...................       (544,730)   (9,505,870)
                                                     ------------  ------------
Net increase in net assets resulting from
   operations ....................................      9,092,984     7,495,065
                                                     ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................     (5,223,811)   (4,250,072)
   Service Class .................................    (10,890,450)   (8,789,319)
                                                     ------------  ------------
                                                      (16,114,261)  (13,039,391)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................     22,960,150    33,815,940
   Service Class .................................     34,506,553    60,267,388
Net asset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ................................      5,223,811     4,250,072
   Service Class .................................     10,890,450     8,789,319
                                                     ------------  ------------
                                                       73,580,964   107,122,719
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ................................     (9,043,084)  (31,558,451)
   Service Class .................................    (29,307,991)  (33,897,320)
                                                     ------------  ------------
                                                      (38,351,075)  (65,455,771)
                                                     ------------  ------------
Increase in net assets derived from capital share
   transactions ..................................     35,229,889    41,666,948
                                                     ------------  ------------
NET INCREASE IN NET ASSETS .......................     28,208,612    36,122,622
NET ASSETS:
Beginning of period ..............................    232,523,444   196,400,822
                                                     ------------  ------------
End of period (including undistributed net
   investment income of $9,646,522 and
   $16,105,414, respectively) ....................   $260,732,056  $232,523,444
                                                     ============  ============

                             See accompanying notes


                                                                    High Yield-8

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                         DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS
                                              ------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                           YEAR ENDED
                                               6/30/06(1)   ----------------------------------------------------
                                              (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                              -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period ......     $ 5.910     $ 6.110    $ 5.690    $ 4.790    $ 5.220    $ 6.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2) .................       0.232       0.434      0.437      0.489      0.517      0.586
Net realized and unrealized gain (loss)
   on investments and foreign currencies          0.007      (0.227)     0.332      0.804     (0.413)    (0.821)
                                                -------     -------    -------    -------    -------    -------
Total from investment operations ..........       0.239       0.207      0.769      1.293      0.104     (0.235)
                                                -------     -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................      (0.409)     (0.407)    (0.349)    (0.393)    (0.534)    (0.545)
                                                -------     -------    -------    -------    -------    -------
Total dividends and distributions .........      (0.409)     (0.407)    (0.349)    (0.393)    (0.534)    (0.545)
                                                -------     -------    -------    -------    -------    -------
Net asset value, end of period ............     $ 5.740     $ 5.910    $ 6.110    $ 5.690    $ 4.790    $ 5.220
                                                =======     =======    =======    =======    =======    =======
Total return(3) ...........................        4.11%       3.59%     14.25%     28.74%      1.84%     (4.10%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...     $86,944     $70,139    $65,418    $71,061    $48,089    $51,459
Ratio of expenses to average net assets ...        0.76%       0.78%      0.75%      0.77%      0.78%      0.79%
Ratio of net investment income to
   average net assets .....................        8.02%       7.39%      7.66%      9.33%     10.96%     10.82%
Portfolio turnover ........................         127%        162%       429%       716%       587%       557%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes


                                                                    High Yield-9

DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                         DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS
                                              ------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                           YEAR ENDED
                                               6/30/06(1)   ----------------------------------------------------
                                              (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                              -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period ......    $  5.900     $  6.100   $  5.680   $ 4.780    $ 5.220    $ 6.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2) .................       0.225        0.419      0.423     0.477      0.510      0.578
Net realized and unrealized gain (loss)
   on investments and foreign currencies         (0.001)      (0.226)     0.334     0.809     (0.424)    (0.818)
                                               --------     --------   --------   -------    -------    -------
Total from investment operations ..........       0.224        0.193      0.757     1.286      0.086     (0.240)
                                               --------     --------   --------   -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................      (0.394)      (0.393)    (0.337)   (0.386)    (0.526)    (0.540)
                                               --------     --------   --------   -------    -------    -------
Total dividends and distributions .........      (0.394)      (0.393)    (0.337)   (0.386)    (0.526)    (0.540)
                                               --------     --------   --------   -------    -------    -------
Net asset value, end of period ............    $  5.730     $  5.900   $  6.100   $ 5.680    $ 4.780    $ 5.220
                                               ========     ========   ========   =======    =======    =======
Total return(3) ...........................        3.86%        3.34%     14.02%    28.61%      1.65%     (4.38%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...    $173,788     $162,384   $130,983   $68,295    $13,529    $ 5,715
Ratio of expenses to average net assets ...        1.01%        1.03%      1.00%     0.99%      0.93%      0.94%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly ...............        1.06%        1.08%      1.05%     1.02%      0.93%      0.94%
Ratio of net investment income to average
   net assets .............................        7.77%        7.14%      7.41%     9.11%     10.81%     10.67%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly ...........        7.72%        7.09%      7.36%     9.08%     10.81%     10.67%
Portfolio turnover ........................         127%         162%       429%      716%       587%       557%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes


                                                                   High Yield-10

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.78% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006, the expense limitation was 0.80% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.


                                                                   High Yield-11

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                    DIVIDEND DISBURSING,                        OTHER
  INVESTMENT          TRANSFER AGENT,                         EXPENSES
  MANAGEMENT    ACCOUNTING AND ADMINISTRATION  DISTRIBUTION    PAYABLE
FEE PAYABLE TO     FEES AND OTHER EXPENSES      FEE PAYABLE  TO DMC AND
     DMC                PAYABLE TO DSC            TO DDLP    AFFILIATES*
--------------  -----------------------------  ------------  -----------
   $137,882               $10,651                 $35,409       $9,777

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $5,280 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ..........................................   $180,558,696
Sales ..............................................    146,812,376

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.

At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                 AGGREGATE      AGGREGATE
   COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
 INVESTMENTS   APPRECIATION   DEPRECIATION   DEPRECIATION
------------   ------------   ------------   --------------
$266,027,419    $4,229,338    $(7,969,995)    $(3,740,657)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                                        SIX MONTHS       YEAR
                                                          ENDED         ENDED
                                                         6/30/06*      12/31/05
                                                       -----------   -----------
Ordinary income ....................................   $16,114,261   $13,039,391

* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ......................   $298,303,100
Undistributed ordinary income.......................      9,646,522
Capital loss carryforwards .........................    (43,448,120)
Six month period realized losses ...................        (28,789)
Unrealized depreciation of investments .............     (3,740,657)
                                                       ------------
Net assets .........................................   $260,732,056
                                                       ============


                                                                   High Yield-12

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

  UNDISTRIBUTED     ACCUMULATED
      NET           NET REALIZED
INVESTMENT INCOME    GAIN (LOSS)
-----------------   ------------
    $32,199           $(32,199)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $20,796,195 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010. For the six months ended June 30, 2006, the Series had capital losses of $28,789 which may increase the capital loss carryforwards.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                       SIX MONTHS      YEAR
                                                         ENDED         ENDED
                                                        6/30/06      12/31/05
                                                       ----------   -----------
Shares sold:
   Standard Class ..................................    3,927,431     5,762,942
   Service Class ...................................    5,928,658    10,268,782
Shares issued upon reinvestment of dividends and
   distributions:
   Standard Class ..................................      918,069       740,431
   Service Class ...................................    1,917,333     1,531,240
                                                       ----------   -----------
                                                       12,691,491    18,303,395
                                                       ----------   -----------
Shares repurchased:
   Standard Class ..................................   (1,546,163)   (5,350,215)
   Service Class ...................................   (5,030,234)   (5,761,025)
                                                       ----------   -----------
                                                       (6,576,397)  (11,111,240)
                                                       ----------   -----------
Net increase .......................................    6,115,094     7,192,155
                                                       ==========   ===========


                                                                   High Yield-13

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.

7. CREDIT AND MARKET RISK

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                   High Yield-14

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP TRUST HIGH YIELD SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP High Yield Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one and three year periods was in the first quartile of such Performance Universe. The report further showed that the Series' total return for the five and 10 year periods was in the second and fourth quartile, respectively. The Board noted that the Series' performance results were mixed. However, given the strong recent returns, which were achieved by the current portfolio manager, the Board was satisfied with such performance.


                                                                   High Yield-15

DELAWARE VIP HIGH YIELD SERIES
OTHER SERIES INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Series' total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered fee waivers in place through April 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Series' total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                                   High Yield-16

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                                BEGINNING     ENDING                 PAID DURING
                                 ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                  VALUE       VALUE       EXPENSE     1/1/06 TO
                                  1/1/06     6/30/06      RATIOS       6/30/06*
                                ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $1,000.00   $1,070.60      0.98%        $5.03
Service Class                    1,000.00    1,069.30      1.23%         6.31
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,019.93      0.98%        $4.91
Service Class                    1,000.00    1,018.70      1.23%         6.16

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                    International Value Equity-1

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
COUNTRY AND SECTOR ALLOCATIONS
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
COUNTRY                                                            OF NET ASSETS
-------                                                            -------------
COMMON STOCK                                                            98.96%
Australia                                                                4.90%
Belgium                                                                  1.88%
Canada                                                                   5.54%
Denmark                                                                  2.01%
Finland                                                                  4.32%
France                                                                  14.12%
Germany                                                                  6.07%
Hong Kong                                                                1.61%
Japan                                                                   19.13%
Mexico                                                                   3.51%
Netherlands                                                              2.87%
Norway                                                                   1.68%
Republic of Korea                                                        2.34%
Sweden                                                                   2.43%
Switzerland                                                              1.98%
United Kingdom                                                          24.57%
RIGHTS                                                                   0.05%
REPURCHASE AGREEMENTS                                                    0.73%
SECURITIES LENDING COLLATERAL                                            9.59%
Fixed Rate Notes                                                         1.69%
Variable Rate Notes                                                      7.90%
TOTAL MARKET VALUE OF SECURITIES                                       109.33%
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL                      (9.59%)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                          0.26%
                                                                       ------
TOTAL NET ASSETS                                                       100.00%
                                                                       ======

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
Consumer Discretionary                                                 19.27%
Consumer Staples                                                        7.44%
Energy                                                                  3.52%
Financials                                                             24.07%
Health Care                                                            10.68%
Industrials                                                             8.77%
Information Technology                                                 12.82%
Materials                                                               7.29%
Telecommunication Services                                              5.15%
                                                                       -----
TOTAL                                                                  99.01%
                                                                       =====


                                                    International Value Equity-2

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                        NUMBER         MARKET
                                                      OF SHARES        VALUE
                                                      ----------   ------------
                                                                     (U.S. $)
COMMON STOCK-98.96%'d'
AUSTRALIA-4.90%
Coca-Cola Amatil...................................      630,789   $  3,323,585
Telstra............................................      624,459      1,707,765
Westpac Banking....................................      159,243      2,754,989
                                                                   ------------
                                                                      7,786,339
                                                                   ------------
BELGIUM-1.88%
Dexia..............................................      124,250      2,987,733
                                                                   ------------
                                                                      2,987,733
                                                                   ------------
CANADA-5.54%
Alcan..............................................       42,219      1,977,456
*Canadian Pacific Railway..........................       64,689      3,297,609
+CGI Group.........................................      566,005      3,528,659
                                                                   ------------
                                                                      8,803,724
                                                                   ------------
DENMARK-2.01%
Novo Nordisk.......................................       50,030      3,187,034
                                                                   ------------
                                                                      3,187,034
                                                                   ------------
FINLAND-4.32%
Nokia..............................................      180,256      3,679,680
Tietoenator........................................      110,342      3,186,782
                                                                   ------------
                                                                      6,866,462
                                                                   ------------
FRANCE-14.12%
+Arkema............................................        2,124         82,887
AXA................................................       90,128      2,958,039
*Compagnie de Saint-Gobain.........................       48,927      3,498,226
LaFarge............................................       27,405      3,440,390
*Lagardere.........................................       41,349      3,051,605
Sanofi-Aventis.....................................       39,046      3,810,558
Total..............................................       84,976      5,592,026
                                                                   ------------
                                                                     22,433,731
                                                                   ------------
GERMANY-6.07%
Bayerische Motoren Werke...........................       76,553      3,822,606
Metro..............................................       73,991      4,199,096
Volkswagen.........................................       23,110      1,619,825
                                                                   ------------
                                                                      9,641,527
                                                                   ------------
HONG KONG-1.61%
Esprit Holdings....................................      313,921      2,562,703
                                                                   ------------
                                                                      2,562,703
                                                                   ------------
JAPAN-19.13%
*Asahi Glass.......................................      194,000      2,459,968
*Canon.............................................       77,370      3,793,112
Fujitsu............................................      451,000      3,495,911
Honda Motor........................................       77,800      2,468,007
*Kao...............................................      129,000      3,376,345
Mitsubishi UFJ Financial Group.....................          251      3,509,570
*Nissan Motor......................................      251,100      2,742,944
*Ono Pharmaceutical................................       71,700      3,490,074
Sony...............................................       38,700      1,707,901
Terumo.............................................      100,000      3,338,287
                                                                   ------------
                                                                     30,382,119
                                                                   ------------
MEXICO-3.51%
Cemex de C.V. ADR..................................       49,599      2,825,655
Telefonos de Mexico de C.V. ADR....................      131,716      2,743,644
                                                                   ------------
                                                                      5,569,299
                                                                   ------------
NETHERLANDS-2.87%
ING Groep .........................................      115,879      4,554,648
                                                                   ------------
                                                                      4,554,648
                                                                   ------------
NORWAY-1.68%
Tandberg ..........................................      323,008   $  2,672,318
                                                                   ------------
                                                                      2,672,318
                                                                   ------------
REPUBLIC OF KOREA-2.34%
Kookmin Bank.......................................       45,170      3,713,763
                                                                   ------------
                                                                      3,713,763
                                                                   ------------
SWEDEN-2.43%
Nordea Bank........................................      322,974      3,859,487
                                                                   ------------
                                                                      3,859,487
                                                                   ------------
SWITZERLAND-1.98%
Novartis...........................................       57,940      3,137,400
                                                                   ------------
                                                                      3,137,400
                                                                   ------------
UNITED KINGDOM-24.57%
+British Airways...................................      485,815      3,081,489
DSG International..................................      476,392      1,682,649
Greggs.............................................       12,319        915,337
HBOS...............................................      154,506      2,685,770
Kesa Electricals...................................      659,047      3,522,166
Rio Tinto..........................................       61,540      3,254,761
Royal & Sun Alliance Insurance Group...............    1,497,016      3,723,440
Royal Bank of Scotland Group.......................      122,317      4,024,005
Standard Chartered.................................      138,761      3,384,604
Tomkins............................................      299,890      1,593,007
Travis Perkins.....................................      111,791      3,127,817
Vodafone Group.....................................    1,752,219      3,734,435
WPP Group..........................................      355,893      4,307,495
                                                                   ------------
                                                                     39,036,975
                                                                   ------------
TOTAL COMMON STOCK
   (COST $161,495,808).............................                 157,195,262
                                                                   ------------
RIGHTS-0.05%'d'
FRANCE-0.05%
AXA ...............................................       90,128         76,084
                                                                   ------------
TOTAL RIGHTS (COST $0).............................                      76,084
                                                                   ------------


                                                    International Value Equity-3

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      PRINCIPAL       MARKET
                                                        AMOUNT        VALUE
                                                      ----------   ------------
                                                                     (U.S. $)
REPURCHASE AGREEMENTS - 0.73%
With BNP Paribas 4.50% 7/3/06 (dated 6/30/06, to
   be repurchased at $610,229, collateralized by
   $595,000 U.S. Treasury Notes 6.00% due 8/15/09,
   market value $623,275)..........................     $610,000   $    610,000
With Cantor Fitzgerald 4.40% 7/3/06 (dated 6/30/06,
   to be repurchased at $157,058, collateralized by
   $79,000 U.S. Treasury Notes 3.875% due 7/31/07,
   market value $78,637, $79,000 U.S. Treasury
   Notes 3.875% due 5/15/09, market value $76,235
   and $5,000 U.S. Treasury Notes 6.50% due
   10/15/06, market value $5,400)..................      157,000        157,000
With UBS Warburg 4.35% 7/3/06 (dated 6/30/06, to be
   repurchased at $393,142, collateralized by
   $211,000 U.S. Treasury Notes 3.875% due 5/15/09,
   market value $204,768 and $196,000 U.S. Treasury
   Notes 4.875% due 5/15/09, market
   value $196,216).................................      393,000        393,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (COST $1,160,000) ..............................                   1,160,000
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 99.74%
   (COST $162,655,808).............................                 158,431,346
                                                                   ------------
SECURITIES LENDING COLLATERAL**-9.59%
SHORT-TERM INVESTMENTS-9.59%
FIXED RATE NOTES-1.69%
Citigroup Global Markets 5.35% 7/3/06 .............   $2,686,433   $  2,686,433
                                                                   ------------
                                                                      2,686,433
                                                                   ------------
oVARIABLE RATE NOTES-7.90%
American Honda Finance 5.32% 2/21/07 ..............      432,659        432,659
ANZ National 5.11% 7/31/07.........................       96,146         96,146
Australia New Zealand 5.28% 7/31/07................      480,732        480,732
Bank of America 5.32% 2/23/07......................      624,951        624,951
Bank of New York 5.16% 7/31/07.....................      384,586        384,586
Barclays New York 5.31% 5/18/07....................      624,951        624,951
Bayerische Landesbank 5.37% 8/25/06................      480,732        480,732
Bear Stearns 5.19% 1/2/07..........................      576,878        576,878
BNP Paribas 5.14% 7/31/07..........................      480,732        480,732
Canadian Imperial Bank 5.28% 7/31/07...............      240,366        240,366
5.32% 11/22/06.....................................      480,732        480,732
CDC Financial Products 5.41% 7/31/06...............      624,951        624,951
Citigroup Global Markets 5.38% 7/7/06..............      624,951        624,951
Commonwealth Bank
   5.29% 7/31/07...................................      480,732        480,732
Goldman Sachs 5.45% 7/2/07.........................      624,951        624,951
Manufacturers & Traders 5.31% 9/26/06..............      480,730        480,702
Marshall & Ilsley Bank 5.18% 7/31/07...............      528,805        528,805
Merrill Lynch Mortgage Capital 5.41% 8/3/06........      432,659        432,659
National Australia Bank 5.10% 3/7/07...............      596,108        596,108
National City Bank 5.32% 3/2/07....................      576,897        577,039
National Rural Utilities 5.10% 7/31/07.............      759,556        759,556
Nordea Bank New York 5.31% 5/16/07.................      240,364        240,354
Nordea Bank Norge 5.15% 7/31/07....................      480,732        480,732
Royal Bank of Scotland 5.27% 7/31/07...............      480,732        480,732
Societe Generale 5.08% 7/31/07.....................      240,366        240,366
Wells Fargo 5.19% 7/31/07..........................      480,732        480,732
                                                                   ------------
                                                                     12,556,835
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
(COST $15,243,268)..............................................     15,243,268
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES-109.33%
(COST $177,899,076).............................................    173,674,614(y)
OBLIGATION TO RETURN SECURITIES LENDING
   COLLATERAL**-(9.59%).........................................    (15,243,268)
RECEIVABLES AND OTHER ASSETS NET OF
   LIABILITIES-0.26%............................................        417,431
                                                                   ------------
NET ASSETS APPLICABLE TO 7,937,077 SHARES
   OUTSTANDING-100.00%..........................................   $158,848,777
                                                                   ============
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE
   EQUITY SERIES STANDARD CLASS
   ($158,792,005 / 7,934,238 SHARES)............................   $      20.01
                                                                   ============
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE
   EQUITY SERIES SERVICE CLASS
   ($56,772 / 2,839 SHARES).....................................   $      20.00
                                                                   ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited
   authorization-no par)........................................   $ 95,231,390
Undistributed net investment income.............................      3,342,229
Accumulated net realized gain on investments....................     64,482,208
Net unrealized depreciation of investments and
   foreign currencies...........................................     (4,207,050)
                                                                   ------------
Total net assets................................................   $158,848,777
                                                                   ============

----------
+    Non-income producing security for the period ended June 30, 2006.

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

*    Fully or partially on loan.

**   See Note 8 in "Notes to Financial Statements."

(y)  Includes $13,937,490 of securities loaned.

'd' Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in "Country and Sector Allocations."

ADR - American Depositary Receipts

                             See accompanying notes


                                                    International Value Equity-4

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends ......................................................   $  4,651,701
Interest .......................................................         23,026
Securities lending income ......................................         74,945
Foreign tax withheld ...........................................       (318,151)
                                                                   ------------
                                                                      4,431,521
                                                                   ------------
EXPENSES:
Management fees ................................................        698,520
Accounting and administration expenses .........................         32,871
Custodian fees .................................................         32,806
Legal and professional fees ....................................         18,278
Dividend disbursing and transfer agent fees and expenses .......          8,218
Reports and statements to shareholders .........................          4,790
Trustees' fees .................................................          4,231
Insurance fees .................................................          3,586
Pricing fees ...................................................          2,403
Registration fees ..............................................            102
Distribution expenses - Service Class ..........................             91
Other ..........................................................          3,279
                                                                   ------------
                                                                        809,175
Less waiver of distribution expenses - Service Class ...........            (15)
                                                                   ------------
Total operating expenses .......................................        809,160
                                                                   ------------
NET INVESTMENT INCOME ..........................................      3,622,361
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCIES:
Net realized gain on:
   Investments .................................................     65,631,159
   Foreign currencies ..........................................         73,551
                                                                   ------------
Net realized gain ..............................................     65,704,710
Net change in unrealized appreciation/depreciation of
   investments and foreign currencies ..........................    (57,969,528)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCIES ..................................................      7,735,182
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ 11,357,543
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STATEMENTS OF CHANGES IN NET
ASSETS

                                                                     SIX MONTHS
                                                                       ENDED
                                                                      6/30/05      YEAR ENDED
                                                                    (UNAUDITED)     12/31/05
                                                                   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..........................................   $  3,622,361   $  4,195,257
Net realized gain on investments and foreign currencies ........     65,704,710      9,604,540
Net change in unrealized appreciation/depreciation of
   investments and foreign currencies ..........................    (57,969,528)     5,525,580
                                                                   ------------   ------------
Net increase in net assets resulting from operations ...........     11,357,543     19,325,377
                                                                   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................................     (4,683,222)    (2,493,989)
   Service Class ...............................................         (1,608)          (928)
Net realized gain on investments:
   Standard Class ..............................................     (9,267,611)    (1,825,497)
   Service Class ...............................................         (3,444)          (788)
                                                                   ------------   ------------
                                                                    (13,955,885)    (4,321,202)
                                                                   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................................      3,096,564      4,337,148
   Service Class ...............................................             40          3,501
Net asset value of shares issued upon reinvestment of dividends and distributions:
   Standard Class ..............................................     13,950,833      4,319,486
   Service Class ...............................................          5,052          1,716
                                                                   ------------   ------------
                                                                     17,052,489      8,661,851
                                                                   ------------   ------------
Cost of shares repurchased:
   Standard Class ..............................................    (16,951,086)   (26,906,001)
   Service Class ...............................................         (9,175)       (44,213)
                                                                   ------------   ------------
                                                                    (16,960,261)   (26,950,214)
                                                                   ------------   ------------
Increase (decrease) in net assets derived from capital share
   transactions ................................................         92,228    (18,288,363)
                                                                   ------------   ------------
NET DECREASE IN NET ASSETS .....................................     (2,506,114)    (3,284,188)
NET ASSETS:
Beginning of period ............................................    161,354,891    164,639,079
                                                                   ------------   ------------
End of period (including undistributed net investment income of
   $3,342,229 and $4,331,147, respectively) ....................   $158,848,777   $161,354,891
                                                                   ============   ============

                             See accompanying notes


                                                    International Value Equity-5

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS

                                                              DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
                                                           ------------------------------------------------------------------
                                                               SIX
                                                             MONTHS
                                                              ENDED                           YEAR ENDED
                                                            6/30/06(1)   ----------------------------------------------------
                                                           (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                           -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period ...................    $ 20.380     $ 18.550   $ 15.660   $ 11.550   $ 13.900   $ 17.940
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...............................       0.455        0.496      0.396      0.373      0.254      0.277
Net realized and unrealized gain (loss) on investments
   and foreign currencies ..............................       1.010        1.838      2.920      4.355     (1.556)    (2.578)
                                                            --------     --------   --------   --------   --------   --------
Total from investment operations .......................       1.465        2.334      3.316      4.728     (1.302)    (2.301)
                                                            --------     --------   --------   --------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..................................      (0.616)      (0.291)    (0.426)    (0.314)    (0.284)    (0.435)
Net realized gain on investments .......................      (1.219)      (0.213)        --     (0.304)    (0.764)    (1.304)
                                                            --------     --------   --------   --------   --------   --------
Total dividends and distributions ......................      (1.835)      (0.504)    (0.426)    (0.618)    (1.048)    (1.739)
                                                            --------     --------   --------   --------   --------   --------
Net asset value, end of period .........................    $ 20.010     $ 20.380   $ 18.550   $ 15.660   $ 11.550   $ 13.900
                                                            ========     ========   ========   ========   ========   ========
Total return(3) ........................................        7.06%       12.87%     21.79%     43.44%    (10.40%)   (12.83%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ................    $158,792     $161,293   $164,544   $167,813   $142,065   $191,481
Ratio of expenses to average net assets ................        0.98%        1.00%      0.99%      0.98%      0.98%      0.95%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .....        0.98%        1.02%      0.99%      0.99%      1.02%      1.01%
Ratio of net investment income to average net assets ...        4.41%        2.63%      2.46%      2.96%      1.99%      1.84%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly ..........................................        4.41%        2.61%      2.46%      2.95%      1.95%      1.78%
Portfolio turnover .....................................         199%           8%        10%        11%        13%        11%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                    International Value Equity-6

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
                                                        ------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                           YEAR ENDED
                                                         6/30/06(1)   ----------------------------------------------------
                                                        (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                        -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period ................     $20.350     $18.520    $15.650    $11.550    $13.900    $17.930

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ............................       0.429       0.449      0.356      0.345      0.236      0.255
Net realized and unrealized gain (loss)
  on investments and foreign currencies .............       1.009       1.845      2.911      4.355     (1.559)    (2.561)
                                                          -------     -------    -------    -------    -------    -------
Total from investment operations ....................       1.438       2.294      3.267      4.700     (1.323)    (2.306)
                                                          -------     -------    -------    -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...............................      (0.569)     (0.251)    (0.397)    (0.296)    (0.263)    (0.420)
Net realized gain on investments ....................      (1.219)     (0.213)        --     (0.304)    (0.764)    (1.304)
                                                          -------     -------    -------    -------    -------    -------
Total dividends and distributions ...................      (1.788)     (0.464)    (0.397)    (0.600)    (1.027)    (1.724)
                                                          -------     -------    -------    -------    -------    -------
Net asset value, end of period ......................     $20.000     $20.350    $18.520    $15.650    $11.550    $13.900
                                                          =======     =======    =======    =======    =======    =======
Total return(3) .....................................        6.93%      12.65%     21.44%     43.11%    (10.54%)   (12.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .............     $    57     $    62    $    95    $   109    $    54    $    11
Ratio of expenses to average net assets .............        1.23%       1.25%      1.24%      1.20%      1.13%      1.10%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ..        1.28%       1.32%      1.29%      1.24%      1.17%      1.16%
Ratio of net investment income to average net
   assets ...........................................        4.16%       2.38%      2.21%      2.74%      1.84%      1.69%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ..................................        4.11%       2.31%      2.16%      2.70%      1.80%      1.63%
Portfolio turnover ..................................         199%          8%        10%        11%        13%        11%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

     Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                    International Value Equity-7

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.


                                                    International Value Equity-8

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Prior to May 1, 2006, Mondrian Investment Partners Ltd. served as the Series' sub-advisor. For these services, DMC, not the Series, paid the Sub-advisor 0.20% of the Series' average daily net assets. Beginning May 1, 2006, DMC is responsible for the day to day management of the Series.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.08% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006, the expense limitation was 1.00% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                         OTHER
  INVESTMENT            TRANSFER AGENT,                           EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES       FEE PAYABLE        TO
      DMC                PAYABLE TO DSC             TO DDLP     AFFILIATES*
--------------   -----------------------------   ------------   -----------
   $108,238                  $6,399                   $11          $6,555

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $3,501 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases..............................   $161,955,384
Sales..................................    172,330,361

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           AGGREGATE      AGGREGATE
             COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
           INVESTMENTS   APPRECIATION   DEPRECIATION    DEPRECIATION
          ------------   ------------   ------------   --------------
          $178,069,168    $9,948,751    $(14,343,305)    $(4,394,554)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                           SIX MONTHS      YEAR
                                             ENDED         ENDED
                                            6/30/06*     12/31/05
                                          -----------   ----------
Ordinary income........................   $ 4,773,624   $2,563,510
Long-term capital gains................     9,182,261    1,757,692
                                          -----------   ----------
Total distribution.....................   $13,955,885   $4,321,202
                                          ===========   ==========

----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                    International Value Equity-9

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest..........   $ 95,231,390
Undistributed ordinary income..........      3,858,506
Undistributed long-term capital gain...     64,136,023
Unrealized depreciation of investments
   and foreign currencies..............     (4,377,142)
                                          ------------
Net assets.............................   $158,848,777
                                          ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                          UNDISTRIBUTED      ACCUMULATED
                               NET          NET REALIZED
                        INVESTMENT INCOME    GAIN (LOSS)
                        -----------------   ------------
                             $73,551          $(73,551)

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                          SIX MONTHS       YEAR
                                             ENDED        ENDED
                                            6/30/06      12/31/05
                                          ----------   ----------
Shares sold:
   Standard Class......................     149,295       233,387
   Service Class.......................           2           191
Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class......................     686,895       234,882
   Service Class.......................         249            93
                                            -------       -------
                                            836,441       468,553
                                            -------       -------
Shares repurchased:
   Standard Class......................    (815,513)   (1,425,475)
   Service Class.......................        (435)       (2,381)
                                            -------     ---------
                                           (815,948)   (1,427,856)
                                            -------     ---------
Net increase (decrease)................      20,493      (959,303)
                                            =======     =========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.


                                                   International Value Equity-10

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at June 30, 2006.

8. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2006, the market value of securities on loan was $13,937,490, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

10. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.


                                                   International Value Equity-11

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP International Value Equity Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.


                                                   International Value Equity-12

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
OTHER SERIES INFORMATION (CONTINUED)

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all international core funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the fourth quartile. The report further showed that the Series' total return for the three, five and 10 year periods was in the first quartile. The Board noted that the Series' performance results were mixed. In evaluating the Series' performance, the Board considered the fact that the new investment team began managing the Series in February 2006. At that time management proposed, and the Board approved, modifications to the Series' policies and strategies in order to reflect the new teams' investment approach. The Board was pleased with management's efforts to improve Series performance and expressed confidence in the new team and its philosophy and processes.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Series' total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered fee waivers in place through April 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Series' total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                   International Value Equity-13

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                              EXPENSES
                       BEGINNING     ENDING                 PAID DURING
                        ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                         VALUE       VALUE       EXPENSE     1/1/06 TO
                         1/1/06     6/30/06      RATIOS       6/30/06*
                       ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class         $1,000.00   $1,108.70      0.83%        $4.34
Service Class           1,000.00    1,107.50      1.08%         5.64

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class         $1,000.00   $1,020.68      0.83%        $4.16
Service Class           1,000.00    1,019.44      1.08%         5.41

* " Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                          REIT-1

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
COMMON STOCK                                                           93.22%
Diversified REITs                                                       5.78%
Healthcare REITs                                                        3.19%
Hotel REITs                                                             7.03%
Industrial REITs                                                        9.23%
Mall REITs                                                             12.30%
Manufactured Housing REITs                                              1.86%
Mortgage REITs                                                          0.00%
Multifamily REITs                                                      19.26%
Office REITs                                                           20.21%
Real Estate Operating Companies                                         0.92%
Self-Storage REITs                                                      2.10%
Shopping Center REITs                                                  11.34%
REPURCHASE AGREEMENTS                                                   5.88%
TOTAL MARKET VALUE OF SECURITIES                                       99.10%
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                         0.90%
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ======


                                                                          REIT-2

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK-93.22%
DIVERSIFIED REITS-5.78%
Vornado Realty Trust ................................     446,801   $ 43,585,438
                                                                    ------------
                                                                      43,585,438
                                                                    ------------
HEALTHCARE REITS-3.19%
Medical Properties Trust ............................     536,835      5,926,658
Ventas ..............................................     535,600     18,146,128
                                                                    ------------
                                                                      24,072,786
                                                                    ------------
HOTEL REITS-7.03%
Hersha Hospitality Trust ............................     875,390      8,132,373
Host Hotels & Resorts ...............................   1,008,096     22,047,059
LaSalle Hotel Properties ............................     291,585     13,500,386
Strategic Hotels & Resorts ..........................     452,600      9,386,924
                                                                    ------------
                                                                      53,066,742
                                                                    ------------
INDUSTRIAL REITS-9.23%
AMB Property ........................................     371,055     18,756,830
First Potomac Realty Trust ..........................     213,547      6,361,565
ProLogis ............................................     853,593     44,489,268
                                                                    ------------
                                                                      69,607,663
                                                                    ------------
MALL REITS-12.30%
General Growth Properties ...........................     631,646     28,461,969
Macerich ............................................     234,900     16,489,980
Simon Property Group ................................     576,699     47,831,415
                                                                    ------------
                                                                      92,783,364
                                                                    ------------
MANUFACTURED HOUSING REITS-1.86%
Equity Lifestyle Properties .........................     320,200     14,034,366
                                                                    ------------
                                                                      14,034,366
                                                                    ------------
MORTGAGE REITS-0.00%
KKR Financial .......................................       1,300         27,053
                                                                    ------------
                                                                          27,053
                                                                    ------------
MULTIFAMILY REITS-19.26%
Archstone-Smith Trust ...............................     454,900     23,140,763
AvalonBay Communities ...............................     263,474     29,145,494
Camden Property Trust ...............................     144,574     10,633,418
Equity Residential ..................................     962,500     43,052,625
Essex Property Trust ................................     165,508     18,480,623
Home Properties .....................................      84,700      4,701,697
United Dominion Realty Trust ........................     574,936     16,103,957
                                                                    ------------
                                                                     145,258,577
                                                                    ------------
OFFICE REITS-20.21%
Alexandria Real Estate Equities .....................     237,596   $ 21,070,013
BioMed Realty Trust .................................     205,600      6,155,664
Boston Properties ...................................     370,600     33,502,240
CarrAmerica Realty ..................................     182,200      8,117,010
Equity Office Properties Trust ......................     632,500     23,092,575
Highwoods Properties ................................     164,700      5,958,846
Maguire Properties ..................................     357,300     12,566,241
Reckson Associates Realty ...........................     495,397     20,499,528
SL Green Realty .....................................     196,237     21,482,064
                                                                    ------------
                                                                     152,444,181
                                                                    ------------
REAL ESTATE OPERATING COMPANIES-0.92%
Starwood Hotels & Resorts Worldwide .................     115,650      6,978,321
                                                                    ------------
                                                                       6,978,321
                                                                    ------------
SELF-STORAGE REITS-2.10%
U-Store-It Trust ....................................     840,700     15,855,602
                                                                    ------------
                                                                      15,855,602
                                                                    ------------
SHOPPING CENTER REITS-11.34%
Developers Diversified Realty .......................     359,078     18,736,690
Federal Realty Investment Trust .....................     263,089     18,416,230
Kimco Realty ........................................     393,100     14,344,219
Kite Realty Group Trust .............................     858,596     13,385,512
Regency Centers .....................................     331,939     20,630,009
                                                                    ------------
                                                                      85,512,660
                                                                    ------------
TOTAL COMMON STOCK
   (COST $575,658,723) ..............................                703,226,753
                                                                    ------------


                                                                          REIT-3

DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                       -----------   -----------
REPURCHASE AGREEMENTS-5.88%
With BNP Paribas 4.50% 7/3/06 (dated 6/30/06, to be
   repurchased at $23,349,753, collateralized by
   $22,755,000 U.S. Treasury Notes 6.00% due
   8/15/09, market value $23,830,600) ..............   $23,341,000   $23,341,000
With Cantor Fitzgerald 4.40% 7/3/06 (dated 6/30/06,
   to be repurchased at $6,005,201, collateralized
   by $3,002,000 U.S. Treasury Notes 3.875% due
   7/31/07, market value $3,006,637, $3,002,000 U.S.
   Treasury Notes 3.875% due 5/15/09, market value
   $2,914,810 and $203,000 U.S. Treasury Notes 6.50%
   due 10/15/06, market value $206,450) ............     6,003,000     6,003,000
REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 4.35% 7/3/06 (dated 6/30/06, to be
   repurchased at $15,013,440, collateralized by
   $8,065,000 U.S. Treasury Notes 3.875% due
   5/15/09, market value $7,829,196 and $7,504,000
   U.S. Treasury Notes 4.875% due 5/15/09, market
   value $7,502,201) ...............................   $15,008,000   $15,008,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (COST $44,352,000) .....                  44,352,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-99.10% (COST $620,010,723) .....    747,578,753
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.90% ...........      6,787,192
                                                                    ------------
NET ASSETS APPLICABLE TO 39,489,785 SHARES OUTSTANDING-100.00% ..   $754,365,945
                                                                    ============
NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD CLASS
   ($517,296,150 / 27,073,854 SHARES) ...........................   $      19.11
                                                                    ============
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE CLASS
   ($237,069,795 / 12,415,931 SHARES) ...........................   $      19.09
                                                                    ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization - no
   par) .........................................................   $522,216,090
Undistributed net investment income .............................     12,562,057
Accumulated net realized gain on investments ....................     92,019,768
Net unrealized appreciation of investments ......................    127,568,030
                                                                    ------------
Total net assets ................................................   $754,365,945
                                                                    ============

REIT-Real Estate Investment Trust

                             See accompanying notes


                                                                          REIT-4

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends ......................................................   $  1,374,967
Interest .......................................................        979,454
                                                                   ------------
                                                                      2,354,421
                                                                   ------------
EXPENSES:
Management fees ................................................      3,033,519
Distribution expenses - Service Class ..........................        330,103
Accounting and administration expenses .........................        165,260
Reports and statements to shareholders .........................         69,565
Legal and professional fees ....................................         61,168
Dividend disbursing and transfer agent fees and expenses .......         41,565
Trustees' fees .................................................         20,636
Custodian fees .................................................         14,301
Insurance fees .................................................         13,800
Pricing fees ...................................................            144
Other ..........................................................         14,344
                                                                   ------------
                                                                      3,764,405
Less waiver of distribution expenses - Service Class ...........        (55,017)
Less expense paid indirectly ...................................         (3,385)
                                                                   ------------
Total operating expenses .......................................      3,706,003
                                                                   ------------
NET INVESTMENT LOSS ............................................     (1,351,582)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ...............................    102,124,887
Net change in unrealized appreciation/depreciation of
   investments .................................................    (14,215,520)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..............................................     87,909,367
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $ 86,557,785
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                      ENDED
                                                     6/30/06        YEAR ENDED
                                                   (UNAUDITED)       12/31/05
                                                  -------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment income (loss) ..................   $  (1,351,582)  $  22,994,249
Net realized gain on investments ..............     102,124,887      52,767,407
Net change in unrealized appreciation/
   depreciation of investments ................     (14,215,520)    (21,990,619)
                                                  -------------   -------------
Net increase in net assets resulting from
   operations .................................      86,557,785      53,771,037
                                                  -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income:
   Standard Class .............................     (13,253,838)    (11,911,298)
   Service Class ..............................      (3,839,355)     (2,802,570)
Net realized gain on investments:
   Standard Class .............................     (44,190,646)    (36,097,851)
   Service Class ..............................     (14,446,942)     (9,584,965)
                                                  -------------   -------------
                                                    (75,730,781)    (60,396,684)
                                                  -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .............................      48,522,664     111,459,280
   Service Class ..............................      34,853,438      63,929,983
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class .............................      57,444,484      48,009,149
   Service Class ..............................      18,286,297      12,387,535
                                                  -------------   -------------
                                                    159,106,883     235,785,947
                                                  -------------   -------------
Cost of shares repurchased:
   Standard Class .............................    (233,721,706)   (139,035,302)
   Service Class ..............................     (21,618,030)    (35,552,569)
                                                  -------------   -------------
                                                   (255,339,736)   (174,587,871)
                                                  -------------   -------------
Increase (decrease) in net assets derived from
   capital share transactions .................     (96,232,853)     61,198,076
                                                  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .........     (85,405,849)     54,572,429
NET ASSETS:
Beginning of period ...........................     839,771,794     785,199,365
                                                  -------------   -------------
End of period (including undistributed
   net investment income of $12,562,057 and
   $31,025,294, respectively) .................   $ 754,365,945   $ 839,771,794
                                                  =============   =============

                             See accompanying notes


                                                                          REIT-5

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                               DELAWARE VIP REIT SERIES STANDARD CLASS
                                                                 ------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                           YEAR ENDED
                                                                  6/30/06(1)   ----------------------------------------------------
                                                                 (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                                 -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period..........................    $ 18.770     $ 19.080   $ 15.140   $ 11.730   $ 11.700    $11.020
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)...............................      (0.025)       0.523      0.504      0.586      0.534      0.571
Net realized and unrealized gain on investments...............       2.077        0.618      4.112      3.271      0.010      0.361
                                                                  --------     --------   --------   --------   --------    -------
Total from investment operations..............................       2.052        1.141      4.616      3.857      0.544      0.932
                                                                  --------     --------   --------   --------   --------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.........................................      (0.395)      (0.360)    (0.332)    (0.342)    (0.317)    (0.209)
Net realized gain on investments..............................      (1.317)      (1.091)    (0.344)    (0.105)    (0.197)    (0.043)
                                                                  --------     --------   --------   --------   --------    -------
Total dividends and distributions.............................      (1.712)      (1.451)    (0.676)    (0.447)    (0.514)    (0.252)
                                                                  --------     --------   --------   --------   --------    -------
Net asset value, end of period................................    $ 19.110     $ 18.770   $ 19.080   $ 15.140   $ 11.730    $11.700
                                                                  ========     ========   ========   ========   ========    =======
Total return(3)...............................................       10.87%        7.17%     31.38%     34.02%      4.52%      8.79%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).......................    $517,296     $637,889   $624,223   $359,958   $225,826    $99,787
Ratio of expenses to average net assets.......................        0.83%        0.85%      0.84%      0.86%      0.84%      0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly....................        0.83%        0.85%      0.84%      0.86%      0.84%      0.89%
Ratio of net investment income (loss) to average net assets ..       (0.26%)       2.89%      3.11%      4.51%      4.52%      5.16%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly...       (0.26%)       2.89%      3.11%      4.51%      4.52%      5.12%
   Portfolio turnover.........................................          71%          42%        38%        37%        53%        56%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                          REIT-6

DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                DELAWARE VIP REIT SERIES SERVICE CLASS
                                                                 -------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                           YEAR ENDED
                                                                  6/30/06(1)   -----------------------------------------------------
                                                                 (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                                 -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period..........................    $ 18.740     $ 19.050   $ 15.130    $11.720    $11.700    $11.020
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)...............................      (0.049)       0.478      0.464      0.556      0.517      0.555
Net realized and unrealized gain on investments...............       2.066        0.622      4.102      3.283         --      0.366
                                                                  --------     --------   --------    -------    -------    -------
Total from investment operations..............................       2.017        1.100      4.566      3.839      0.517      0.921
                                                                  --------     --------   --------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.........................................      (0.350)      (0.319)    (0.302)    (0.324)    (0.300)    (0.198)
Net realized gain on investments..............................      (1.317)      (1.091)    (0.344)    (0.105)    (0.197)    (0.043)
                                                                  --------     --------   --------    -------    -------    -------
Total dividends and distributions.............................      (1.667)      (1.410)    (0.646)    (0.429)    (0.497)    (0.241)
                                                                  --------     --------   --------    -------    -------    -------
Net asset value, end of period................................    $ 19.090     $ 18.740   $ 19.050    $15.130    $11.720    $11.700
                                                                  ========     ========   ========    =======    =======    =======
Total return(3)...............................................       10.75%        6.86%     31.09%     33.73%      4.38%      8.67%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).......................    $237,070     $201,883   $160,976    $68,276    $28,152    $ 8,619
Ratio of expenses to average net assets.......................        1.08%        1.10%      1.09%      1.08%      0.99%      1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly....................        1.13%        1.15%      1.14%      1.11%      0.99%      1.04%
Ratio of net investment income (loss) to average net assets...       (0.51%)       2.64%      2.86%      4.29%      4.37%      5.01%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly...       (0.56%)       2.59%      2.81%      4.26%      4.37%      4.97%
Portfolio turnover............................................          71%          42%        38%        37%        53%        56%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                                          REIT-7

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $9,734 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.


                                                                          REIT-8

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006 the expense limitation was 0.95% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                   DIVIDEND DISBURSING,
                     TRANSFER AGENT,                           OTHER
  INVESTMENT          ACCOUNTING AND                          EXPENSES
  MANAGEMENT          ADMINISTRATIVE       DISTRIBUTION       PAYABLE
FEE PAYABLE TO   FEES AND OTHER EXPENSES   FEES PAYABLE        TO DMC
      DMC             PAYABLE TO DSC          TO DDLP     AND AFFILIATES*
--------------   -----------------------   ------------   ---------------
   $441,343              $30,806              $46,923         $38,383

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $17,864 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .................   $284,652,880
Sales .....................    482,910,852

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.
At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                 AGGREGATE      AGGREGATE
   COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
 INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
------------   ------------   ------------   --------------
$620,236,969   $129,549,009   $(2,207,225)    $127,341,784

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                               SIX MONTHS       YEAR
                                 ENDED         ENDED
                                6/30/06*      12/31/05
                              -----------   -----------
Ordinary income ...........   $17,111,655   $21,957,797
Long-term capital gains ...    58,619,126    38,438,887
                              -----------   -----------
Total .....................   $75,730,781   $60,396,684
                              ===========   ===========

----------
* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                                          REIT-9

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ............   $522,216,090
Undistributed ordinary income ............     19,434,395
Undistributed long-term capital gain .....     85,373,676
Unrealized appreciation of investments ...    127,341,784
                                             ------------
Net assets ...............................   $754,365,945
                                             ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in Real Estate Investment Trusts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

UNDISTRIBUTED
     NET         ACCUMULATED
  INVESTMENT    NET REALIZED
    INCOME       GAIN (LOSS)
-------------   ------------
  $(18,462)        $18,462

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                         SIX MONTHS      YEAR
                                           ENDED         ENDED
                                           6/30/06     12/31/05
                                        -----------   ----------
Shares sold:
   Standard Class ...................     2,496,570    6,092,744
   Service Class ....................     1,820,373    3,532,245
Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class ...................     2,985,680    2,958,050
   Service Class ....................       950,431      762,779
                                        -----------   ----------
                                          8,253,054   13,345,818
                                        -----------   ----------
Shares repurchased:
   Standard Class ...................   (12,393,924)  (7,785,003)
   Service Class ....................    (1,127,852)  (1,972,201)
                                        -----------   ----------
                                        (13,521,776)  (9,757,204)
                                        -----------   ----------
   Net increase (decrease) ..........    (5,268,722)   3,588,614
                                        ===========   ==========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.


                                                                         REIT-10

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK

The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

8. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                         REIT-11

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP REIT SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP REIT Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three and five year periods was in the fourth quartile of such Performance Universe. The Board noted that the Series' performance results were not in line with the Board's stated objective. The Board also noted discussions with management concerning the recent hire of a new lead portfolio manager for the Series. The Board was satisfied that management was taking effective action to improve Series performance and meet the Board's performance objective.

                                                                         REIT-12

DELAWARE VIP REIT SERIES
OTHER SERIES INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. The Board also noted that the Series' assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.


                                                                         REIT-13

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                                BEGINNING     ENDING                 PAID DURING
                                 ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                  VALUE       VALUE      EXPENSE      1/1/06 TO
                                  1/1/06     6/30/06      RATIOS       6/30/06*
                                ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $1,000.00   $  961.50      0.90%        $4.38
Service Class                    1,000.00      959.10      1.15%         5.59

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.33      0.90%        $4.51
Service Class                    1,000.00    1,019.09      1.15%         5.76

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                 Select Growth-1

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
COMMON STOCK(SS)                                                       97.65%
Basic Industry/Capital Goods                                            2.44%
Business Services                                                       9.48%
Consumer Durables                                                       2.03%
Consumer Non-Durables                                                  12.92%
Consumer Services                                                      26.89%
Energy                                                                  1.18%
Financials                                                              3.91%
Health Care                                                            16.58%
Technology                                                             22.22%
REPURCHASE AGREEMENTS                                                   2.51%
TOTAL MARKET VALUE OF SECURITIES                                      100.16%
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                        (0.16%)
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ======

(SS) Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


                                                                 Select Growth-2

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCK-97.65%(SS)
BASIC INDUSTRY/CAPITAL GOODS-2.44%
Graco ................................................      4,600    $   211,508
Newmont Mining .......................................      1,900        100,567
Praxair ..............................................      3,500        189,000
                                                                     -----------
                                                                         501,075
                                                                     -----------
BUSINESS SERVICES-9.48%
Expeditors International Washington ..................     11,400        638,514
First Data ...........................................      8,000        360,320
+Global Cash Access ..................................     45,500        711,165
Paychex ..............................................      6,000        233,880
                                                                     -----------
                                                                       1,943,879
                                                                     -----------
CONSUMER DURABLES-2.03%
+Select Comfort ......................................     18,100        415,757
                                                                     -----------
                                                                         415,757
                                                                     -----------
CONSUMER NON-DURABLES-12.92%
Best Buy .............................................      1,950        106,938
+Blue Nile ...........................................     20,000        643,200
+NetFlix .............................................     50,600      1,376,826
Staples ..............................................      9,500        231,040
Walgreen .............................................      6,500        291,460
                                                                     -----------
                                                                       2,649,464
                                                                     -----------
CONSUMER SERVICES-26.89%
+Apollo Group Class A ................................      4,700        242,849
+eBay ................................................     33,700        987,073
IHOP .................................................     13,300        639,464
International Game Technology ........................      8,600        326,284
Jackson Hewitt Tax Service ...........................     16,500        517,275
+Liberty Global Class C ..............................     10,068        207,099
+MGM MIRAGE ..........................................      9,000        367,200
Strayer Education ....................................      7,400        718,688
+Viacom Class B ......................................     11,000        394,240
Weight Watchers International ........................     14,800        605,172
+XM Satellite Radio Holdings Class A .................     34,700        508,355
                                                                     -----------
                                                                       5,513,699
                                                                     -----------
ENERGY-1.18%
EOG Resources ........................................      3,500        242,690
                                                                     -----------
                                                                         242,690
                                                                     -----------
FINANCIALS-3.91%
Chicago Mercantile Exchange Holdings .................        660        324,159
+NETeller ............................................     16,500        180,940
optionsXpress Holdings ...............................     12,700        296,037
                                                                     -----------
                                                                         801,136
                                                                     -----------
HEALTH CARE-16.58%
Allergan .............................................     10,300      1,104,778
+Genentech ...........................................      7,000        572,600
+Myogen ..............................................      3,500        101,500
UnitedHealth Group ...................................     21,100        944,858
+Zimmer Holdings .....................................     11,900        674,968
                                                                     -----------
                                                                       3,398,704
                                                                     -----------
TECHNOLOGY-22.22%
+Google Class A ......................................        775    $   324,981
+Intuit ..............................................     11,600        700,524
+NAVTEQ ..............................................     16,500        737,220
QUALCOMM .............................................     24,200        969,694
+SanDisk .............................................     18,000        917,640
+Seagate Technology ..................................     31,000        701,840
Sprint Nextel ........................................     10,173        203,358
                                                                     -----------
                                                                       4,555,257
                                                                     -----------
TOTAL COMMON STOCK
   (COST $17,467,769) ................................                20,021,661
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------
REPURCHASE AGREEMENTS-2.51%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased
   at $271,102, collateralized by $264,200
   U.S. Treasury Notes 6.00% due 8/15/09,
   market value $276,713) ............................    $271,000       271,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased
   at $69,726, collateralized by $34,900
   U.S. Treasury Notes 3.875% due 7/31/07,
   market value $34,912, $34,900
   U.S. Treasury Notes 3.875% due 5/15/09,
   market value $33,846 and $2,300
   U.S. Treasury Notes 6.50% due 10/15/06,
   market value $2,397) ..............................      69,700        69,700
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased
   at $174,363, collateralized by $93,600
   U.S. Treasury Notes 3.875% due 5/15/09,
   market value $90,910 and $87,100
   U.S. Treasury Notes 4.875% due 5/15/09,
   market value $87,113) .............................     174,300       174,300
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $515,000) ...................................                   515,000
                                                                     -----------


                                                                 Select Growth-3

DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.16% (COST $17,982,769) ........................................   $ 20,536,661
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.16%) ............................................        (32,865)
                                                                                                       ------------
NET ASSETS APPLICABLE TO 2,164,398 SHARES OUTSTANDING-100.00% ......................................   $ 20,503,796
                                                                                                       ============
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS ($15,919,482 / 1,675,842 SHARES) ..   $       9.50
                                                                                                       ============
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS ($4,584,314 / 488,556 SHARES) ......   $       9.38
                                                                                                       ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited authorization-no par) .....................................   $ 66,902,689
Accumulated net realized loss on investments .......................................................    (48,952,785)
Net unrealized appreciation of investments .........................................................      2,553,892
                                                                                                       ------------
Total net assets ...................................................................................   $ 20,503,796
                                                                                                       ============

----------
+    Non-income producing security for the period ended June 30, 2006.

'dd' Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

                             See accompanying notes


                                                                 Select Growth-4

DELAWARE VIP TRUST-
DELAWARE VIP SELECT GROWTH SERIES
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends .......................................................   $    63,819
Interest ........................................................         6,061
                                                                    -----------
                                                                         69,880
                                                                    -----------
EXPENSES:
Management fees .................................................        83,973
Distribution expenses - Service Class ...........................         7,378
Legal and professional fees .....................................         6,740
Accounting and administration expenses ..........................         4,478
Reports and statements to shareholders ..........................         3,790
Custodian fees ..................................................         1,264
Dividend disbursing and transfer agent fees and expenses ........         1,120
Trustees' fees ..................................................           577
Insurance fees ..................................................           215
Pricing fees ....................................................           189
Registration fees ...............................................            33
Taxes (other than taxes on income) ..............................             9
Other ...........................................................           374
                                                                    -----------
                                                                        110,140
Less expenses absorbed or waived ................................        (1,848)
Less waiver of distribution expenses - Service Class ............        (1,230)
Less expense paid indirectly ....................................           (11)
                                                                    -----------
Total operating expenses ........................................       107,051
                                                                    -----------
NET INVESTMENT LOSS .............................................       (37,171)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ................................     1,329,186
Net change in unrealized appreciation/depreciation of
   investments ..................................................    (2,107,151)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................      (777,965)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $  (815,136)
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SELECT GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                         ENDED
                                                        6/30/06      YEAR ENDED
                                                       (UNAUDITED)    12/31/05
                                                      ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss ................................  $   (37,171)  $   (70,668)
Net realized gain on investments and foreign
   currencies ......................................    1,329,186     3,605,727
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies ...........   (2,107,151)      (97,657)
                                                      -----------   -----------
Net increase (decrease) in net assets resulting from
   operations ......................................     (815,136)    3,437,402
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................      203,761       271,657
   Service Class ...................................      312,988       245,554
                                                      -----------   -----------
                                                          516,749       517,211
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class ..................................   (2,277,053)   (4,882,598)
   Service Class ...................................     (609,118)   (1,024,469)
                                                      -----------   -----------
                                                       (2,886,171)   (5,907,067)
                                                      -----------   -----------
Decrease in net assets derived from capital share
   transactions ....................................   (2,369,422)   (5,389,856)
                                                      -----------   -----------
NET DECREASE IN NET ASSETS .........................   (3,184,558)   (1,952,454)
NET ASSETS:
Beginning of period ................................   23,688,354    25,640,808
                                                      -----------   -----------
End of period (there was no undistributed net
   investment income at either period end) .........  $20,503,796   $23,688,354
                                                      ===========   ===========

                             See accompanying notes


                                                                 Select Growth-5

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS
                                              ---------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                             YEAR ENDED
                                               6/30/06(1)   -------------------------------------------------------
                                              (UNAUDITED)   12/31/05    12/31/04    12/31/03   12/31/02    12/31/01
                                              -----------   --------    --------    --------   --------    --------
Net asset value, beginning of period ......     $ 9.880      $ 8.460     $ 7.810    $ 5.600     $ 8.300     $10.890
INCOME (LOSS) FROM  INVESTMENT OPERATIONS:
Net investment loss(2) ....................      (0.014)      (0.022)     (0.011)    (0.016)     (0.024)     (0.019)
Net realized and unrealized gain (loss) on
   investments and foreign currencies .....      (0.366)       1.442       0.661      2.226      (2.676)     (2.571)
                                                -------      -------     -------    -------     -------     -------
Total from investment operations ..........      (0.380)       1.420       0.650      2.210      (2.700)     (2.590)
                                                -------      -------     -------    -------     -------     -------
Net asset value, end of period ............     $ 9.500      $ 9.880     $ 8.460    $ 7.810     $ 5.600     $ 8.300
                                                =======      =======     =======    =======     =======     =======
Total return(3) ...........................       (3.85%)      16.78%       8.32%     39.46%     (32.53%)    (23.78%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...     $15,920      $18,612     $20,493    $23,089     $27,056     $55,104
Ratio of expenses to average net assets ...        0.90%        0.90%       0.83%      0.83%       0.86%       0.85%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly ...............        0.92%        0.97%       0.83%      0.83%       0.86%       0.88%
Ratio of net investment loss to average
   net assets .............................       (0.27%)      (0.26%)     (0.14%)    (0.24%)     (0.35%)     (0.22%)
Ratio of net investment loss to average
   net assets prior to expense limitation
   and expenses paid indirectly ...........       (0.29%)      (0.33%)     (0.14%)    (0.24%)     (0.35%)     (0.25%)
Portfolio turnover ........................          48%         133%         86%        72%        106%        135%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                 Select Growth-6

DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS
                                              ----------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED
                                               6/30/06(1)   -------------------------------------------------------
                                              (UNAUDITED)   12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
                                              -----------   --------    --------    --------    --------    --------
Net asset value, beginning of period ......     $ 9.780      $ 8.390     $ 7.760     $ 5.580     $ 8.280     $10.880
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ....................      (0.026)      (0.043)     (0.030)     (0.030)     (0.034)     (0.032)
Net realized and unrealized gain (loss) on
   investments and foreign currencies .....      (0.374)       1.433       0.660       2.210      (2.666)     (2.568)
                                                -------      -------     -------     -------     -------     -------
Total from investment operations ..........      (0.400)       1.390       0.630       2.180      (2.700)     (2.600)
                                                -------      -------     -------     -------     -------     -------
Net asset value, end of period ............     $ 9.380      $ 9.780     $ 8.390     $ 7.760     $ 5.580     $ 8.280
                                                =======      =======     =======     =======     =======     =======
Total return(3) ...........................       (4.09%)      16.57%       8.12%      39.07%     (32.61%)    (23.90%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...     $ 4,584      $ 5,076     $ 5,148     $ 5,670     $ 7,018     $14,498
Ratio of expenses to average net assets ...        1.15%        1.15%       1.08%       1.05%       1.01%       1.00%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly ........................        1.22%        1.27%       1.13%       1.08%       1.01%       1.03%
Ratio of net investment loss to average net
   assets .................................       (0.52%)      (0.51%)     (0.39%)     (0.46%)     (0.50%)     (0.37%)
Ratio of net investment loss to average net
   assets prior to expense limitation and
   expenses paid indirectly ...............       (0.59%)      (0.63%)     (0.44%)     (0.49%)     (0.50%)     (0.40%)
Portfolio turnover ........................          48%         133%         86%         72%        106%        135%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                 Select Growth-7

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,987 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.


                                                                 Select Growth-8

DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                            OTHER
  INVESTMENT            TRANSFER AGENT,                             EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION        PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES      FEES PAYABLE        TO DMC
      DMC                PAYABLE TO DSC             TO DDLP      AND AFFILIATES*
--------------   -----------------------------   ------------   ----------------
    $12,289                   $852                   $947             $855

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $474 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ....   $5,274,149
Sales ........    8,146,963

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                AGGREGATE      AGGREGATE
  COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
$18,007,751    $3,618,905    $(1,089,995)     $2,528,910


                                                                 Select Growth-9

DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ............   $66,902,689
Capital loss carryforwards ...............   (50,257,509)
Six month period realized gains ..........     1,329,706
Unrealized appreciation of investments ...     2,528,910
                                             -----------
Net assets ...............................   $20,503,796
                                             ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                            ACCUMULATED NET    PAID-IN
                            INVESTMENT LOSS    CAPITAL
                            ---------------   --------
                                $37,171       $(37,171)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $5,202,631 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and $3,283,750 expires in 2011. For the six months ended June 30, 2006, the Series had capital gains of $1,329,706 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                          SIX MONTHS     YEAR
                             ENDED       ENDED
                            6/30/06    12/31/05
                          ----------   --------
Shares sold:
   Standard Class            20,657      30,108
   Service Class             31,967      25,633
                            -------     -------
                             52,624      55,741
                            -------     -------
Shares repurchased:
   Standard Class          (227,777)   (569,367)
   Service Class            (62,621)   (120,148)
                            -------     -------
                           (290,398)   (689,515)
                            -------     -------
Net decrease               (237,774)   (633,774)
                            =======     =======

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.


                                                                Select Growth-10

DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

8. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                                Select Growth-11

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP SELECT GROWTH SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Select Growth Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

Lipper currently classifies the Series as a multi-cap core fund, although management believes that the Series' objective is more closely aligned with those funds in the multi-cap growth category. Accordingly, the Lipper report prepared for this Series compares the Series' performance to two separate Performance Universes consisting of the Series and all retail and institutional multi-cap core funds and all retail and institutional multi-cap growth funds, respectively, as selected by Lipper. When compared to other multi-cap core funds, the Lipper report comparison showed that the Series' total return for the one and three year periods was in the first quartile of such Performance Universe. The report further showed that the Series' total return for the five year period was in the fourth quartile. When compared to other multi-cap growth funds, the Lipper report comparison showed that the Series' total return for the one year period was in the second quartile. The report further showed that the Series' total return for the three and five year periods was in the first quartile and third quartile, respectively. The Board noted that the Series' performance results were mixed. However, given the strong recent returns, which were achieved by the current portfolio manager, the Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the


                                                                Select Growth-12

DELAWARE VIP SELECT GROWTH SERIES
OTHER SERIES INFORMATION (CONTINUED)

Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

When compared to other multi-cap core and multi-cap growth funds, the expense comparisons for the Series showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                                Select Growth-13

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                    EXPENSES
                             BEGINNING     ENDING                 PAID DURING
                              ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                               VALUE       VALUE       EXPENSE     1/1/06 TO
                               1/1/06     6/30/06      RATIOS       6/30/06*
                             ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class               $1,000.00   $1,084.70      0.82%        $4.24
Service Class                 1,000.00    1,083.40      1.07%         5.53

HYPOTHETICAL 5% RETURN (5%
   RETURN BEFORE EXPENSES)
Standard Class               $1,000.00   $1,020.73      0.82%        $4.11
Service Class                 1,000.00    1,019.49      1.07%         5.36

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                               Small Cap Value-1

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
------                                                             -------------
COMMON STOCK                                                            94.91%
Basic Industries/Capital Goods                                          12.92%
Business Services                                                        2.15%
Capital Spending                                                         6.80%
Consumer Cyclical                                                        1.27%
Consumer Services                                                       10.91%
Consumer Staples                                                         2.81%
Energy                                                                   6.75%
Financial Services                                                      18.32%
Health Care                                                              6.90%
Real Estate                                                              5.15%
Technology                                                              13.85%
Transportation                                                           4.01%
Utilities                                                                3.07%
REPURCHASE AGREEMENTS                                                    6.42%
SECURITIES LENDING COLLATERAL                                           15.93%
Fixed Rate Notes                                                         2.81%
Variable Rate Notes                                                     13.12%
TOTAL MARKET VALUE OF SECURITIES                                       117.26%
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL                    (15.93%)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                        (1.33%)
                                                                       ------
TOTAL NET ASSETS                                                       100.00%
                                                                       ======


                                                               Small Cap Value-2

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK-94.91%
BASIC INDUSTRIES/CAPITAL GOODS-12.92%
Albemarle ...........................................     180,000   $  8,618,400
+Alpha Natural Resources ............................     349,600      6,859,152
Arch Coal ...........................................     160,800      6,813,096
Bowater .............................................     353,600      8,044,400
+Chaparral Steel ....................................     121,500      8,750,430
Crane ...............................................     233,900      9,730,240
+Crown Holdings .....................................     544,400      8,476,308
FMC .................................................     145,800      9,388,062
*Georgia Gulf .......................................     340,100      8,509,302
+Griffon ............................................     282,430      7,371,423
IPSCO ...............................................      88,100      8,430,289
*MacDermid ..........................................     329,200      9,480,960
+Pactiv .............................................     232,300      5,749,425
*+PolyOne ...........................................     658,100      5,778,118
Spartech ............................................     296,800      6,707,680
*Texas Industries ...................................     121,500      6,451,650
Valspar .............................................     298,500      7,883,385
*Westlake Chemical ..................................     216,400      6,448,720
                                                                    ------------
                                                                     139,491,040
                                                                    ------------
BUSINESS SERVICES-2.15%
Brink's .............................................     270,400     15,253,264
+United Stationers ..................................     161,700      7,975,044
                                                                    ------------
                                                                      23,228,308
                                                                    ------------
CAPITAL SPENDING-6.80%
*+Casella Waste Systems .............................     482,400      6,314,616
*Gibraltar Industries ...............................     311,200      9,024,800
Harsco ..............................................     137,900     10,750,684
+Insituform Technologies Class A ....................     183,200      4,193,448
*Kaydon .............................................     129,500      4,831,645
*Mueller Industries .................................     262,200      8,660,466
+Mueller Water Products Class A .....................     296,300      5,158,583
Wabtec ..............................................     429,900     16,078,260
Walter Industries ...................................     145,000      8,359,250
                                                                    ------------
                                                                      73,371,752
                                                                    ------------
CONSUMER CYCLICAL-1.27%
Furniture Brands International ......................     214,600      4,472,264
*KB HOME ............................................     101,600      4,658,360
+WCI Communities ....................................     228,300      4,597,962
                                                                    ------------
                                                                      13,728,586
                                                                    ------------
CONSUMER SERVICES-10.91%
Applebee's International ............................     350,700      6,740,454
*Belo Class A .......................................     284,500      4,438,200
Borders Group .......................................     403,300      7,444,918
*Cato Class A .......................................     444,600     11,492,910
*+CEC Entertainment .................................     233,900      7,512,868
+Dollar Tree Stores .................................     341,900      9,060,350
*K Swiss ............................................     236,000      6,301,200
Kellwood ............................................     188,300      5,511,541
*Kenneth Cole Productions Class A ...................     177,100      3,954,643
+Lenox Group ........................................     153,000      1,084,770
Meredith ............................................     146,900      7,277,426
PETsMART ............................................     237,600      6,082,560
*Stage Stores .......................................     218,650      7,215,450
*Thor Industries ....................................     212,800     10,310,160
Tuesday Morning .....................................     326,400   $  4,292,160
*Wolverine World Wide ...............................     385,350      8,990,216
+Zale ...............................................     416,300     10,028,667
                                                                    ------------
                                                                     117,738,493
                                                                    ------------
CONSUMER STAPLES-2.81%
American Greetings Class A ..........................     316,600      6,651,766
Bunge Limited .......................................     115,800      5,818,950
+Constellation Brands ...............................     332,800      8,320,000
Del Monte Foods .....................................     847,300      9,515,179
                                                                    ------------
                                                                      30,305,895
                                                                    ------------
ENERGY-6.75%
+Energy Partners ....................................     420,100      7,960,895
+Grey Wolf ..........................................   1,174,000      9,039,800
+Newfield Exploration ...............................     156,800      7,673,792
*Southwest Gas ......................................     272,900      8,552,686
+TODCO ..............................................     165,800      6,772,930
+W-H Energy Services ................................     392,300     19,940,609
*+Whiting Petroleum .................................     308,100     12,900,147
                                                                    ------------
                                                                      72,840,859
                                                                    ------------
FINANCIAL SERVICES-18.32%
AmerUs Group ........................................     211,800     12,400,890
Bank of Hawaii ......................................     255,100     12,652,960
*BankUnited Financial Class A .......................     397,400     12,128,648
Berkley (W.R.) ......................................     431,443     14,725,150
*Boston Private Financial Holdings ..................     360,300     10,052,370
Colonial BancGroup ..................................     652,800     16,763,903
Compass Bancshares ..................................     103,100      5,732,360
*First Midwest Bancorp ..............................     170,800      6,333,264
*First Republic Bank .................................    321,500     14,724,700
*Greater Bay Bancorp ................................     382,400     10,994,000
*Harleysville Group .................................     214,600      6,807,112
*Independent Bank ...................................     121,800      3,954,846
*Infinity Property & Casualty .......................     200,200      8,208,200
*MAF Bancorp ........................................     209,300      8,966,412
NBT Bancorp ........................................     200,400      4,655,292
Platinum Underwriters Holdings ......................     330,900      9,258,582
Provident Bankshares ................................     325,100     11,830,389
Republic Bancorp ....................................     552,396      6,844,186
*Sterling Financial .................................     320,720      9,785,167
*+Triad Guaranty ....................................     224,500     10,973,560
                                                                    ------------
                                                                     197,791,991
                                                                    ------------
HEALTH CARE-6.90%
*Arrow International ................................     263,300      8,654,671
+Community Health Systems ...........................     220,900      8,118,075
*Owens & Minor ......................................     312,000      8,923,200
+Par Pharmaceuticals ................................     198,200      3,658,772
+Pediatrix Medical Group ............................     235,000     10,645,500
*+PRA International .................................     285,900      6,366,993
Service Corp International ..........................   1,052,000      8,563,280
STERIS ..............................................     372,700      8,519,922
Universal Health Services Class B ...................     218,700     10,991,862
                                                                    ------------
                                                                      74,442,275
                                                                    ------------
REAL ESTATE-5.15%
*Ashford Hospitality Trust ..........................     523,300      6,604,046
*Brandywine Realty Trust ............................     445,033     14,316,712
Camden Property Trust ...............................     151,500     11,142,825
*Education Realty Trust .............................     258,000      4,295,700


                                                               Small Cap Value-3

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                      NUMBER OF       MARKET
                                                        SHARES         VALUE
                                                      ---------   --------------
COMMON STOCK (CONTINUED)
REAL ESTATE (CONTINUED)
*Highland Hospitality .............................     576,900   $    8,122,752
*Reckson Associates Realty ........................     267,900       11,085,702
                                                                  --------------
                                                                      55,567,737
                                                                  --------------
TECHNOLOGY-13.85%
Acxiom ............................................     448,500       11,212,500
+BEA Systems ......................................   1,111,100       14,544,299
+Bell Microproducts ...............................     536,200        2,906,204
*+Brocade Communications Systems ..................   2,480,500       15,230,270
*+Checkpoint Systems ..............................     370,600        8,231,026
*+CommScope .......................................     406,400       12,769,088
+Emulex ...........................................     590,600        9,609,062
*+Entegris ........................................     634,600        6,047,738
+Ingram Micro Class A .............................     555,100       10,063,963
*+Insight Enterprises .............................     450,000        8,572,500
+NETGEAR ..........................................     221,600        4,797,640
+Parametric Technology ............................     583,700        7,418,827
*+Premiere Global Services ........................     826,800        6,242,340
*QAD ..............................................     338,800        2,625,700
Symbol Technologies ...............................     448,500        4,839,315
*+Synnex ..........................................     294,200        5,578,032
+Synopsys .........................................     432,700        8,121,779
*Technitrol .......................................     460,100       10,651,315
                                                                  --------------
                                                                     149,461,598
                                                                  --------------
TRANSPORTATION-4.01%
*Alexander & Baldwin ..............................     268,200       11,873,214
*+Kirby ...........................................     390,200       15,412,900
*+SCS Transportation ..............................     122,800        3,380,684
SkyWest ...........................................     275,500        6,832,400
*+YRC Worldwide ...................................     136,500        5,748,015
                                                                  --------------
                                                                      43,247,213
                                                                  --------------
UTILITIES-3.07%
Black Hills .......................................     153,600        5,273,088
*+El Paso Electric ................................     384,600        7,753,536
*FairPoint Communications .........................     317,000        4,564,800
*Otter Tail .......................................     253,600        6,930,888
*PNM Resources ....................................     344,650        8,602,464
                                                                  --------------
                                                                      33,124,776
                                                                  --------------
TOTAL COMMON STOCK
   (COST $810,052,971) ............................                1,024,340,523
                                                                  --------------

                                                     PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                    -----------   --------------
REPURCHASE AGREEMENTS - 6.42%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased
   at $36,471,672, collateralized by
   $35,544,000 U.S. Treasury Notes
   6.00% due 8/15/09, market
   value $37,222,954) ...........................   $36,458,000   $   36,458,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased
   at $9,380,438, collateralized by
   $4,688,000 U.S. Treasury Notes
   3.875% due 7/31/07, market value
   $4,696,311, $4,688,000
   U.S. Treasury Notes 3.875%
   due 5/15/09, market value $4,552,878
   and $317,000 U.S. Treasury Notes
   6.50% due 10/15/06, market value
   $322,471) ....................................     9,377,000        9,377,000
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased
   at $23,450,498, collateralized by
   $12,597,000 U.S. Treasury Notes 3.875%
   due 5/15/09, market value $12,229,059 and
   $11,721,000 U.S. Treasury Notes 4.875%
   due 5/15/09, market value
   $11,718,298) .................................    23,442,000       23,442,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (COST $69,277,000) ...........................                     69,277,000
                                                                  --------------
TOTAL MARKET VALUE OF SECURITIES
   BEFORE SECURITIES LENDING
   COLLATERAL-101.33%
   (COST $879,329,971) ..........................                  1,093,617,523
                                                                  --------------


                                                               Small Cap Value-4

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL
                                                         AMOUNT       MARKET VALUE
                                                       -----------   --------------
SECURITIES LENDING COLLATERAL**-15.93%
SHORT-TERM INVESTMENTS-15.93%
FIXED RATE NOTES-2.81%
Citigroup Global Markets 5.35% 7/3/06 ..............   $30,302,467   $   30,302,467
                                                                     --------------
                                                                         30,302,467
                                                                     --------------
oVARIABLE RATE NOTES-13.12%
American Honda Finance 5.32% 2/21/07 ...............     4,880,311        4,880,311
ANZ National 5.11% 7/31/07 .........................     1,084,513        1,084,513
Australia New Zealand 5.28% 7/31/07 ................     5,422,567        5,422,567
Bank of America 5.32% 2/23/07 ......................     7,049,338        7,049,338
Bank of New York 5.16% 7/31/07 .....................     4,388,053        4,338,053
Barclays New York 5.31% 5/18/07 ....................     7,049,338        7,049,338
Bayerische Landesbank 5.37% 8/25/06 ................     5,422,567        5,422,567
Bear Stearns 5.19% 1/2/07 ..........................     6,507,081        6,507,081
BNP Paribas 5.14% 7/31/07 ..........................     5,422,567        5,422,567
Canadian Imperial Bank 5.28% 7/31/07 ...............     2,711,284        2,711,284
5.32% 11/22/06 .....................................     5,422,567        5,422,567
CDC Financial Products 5.41% 7/31/06................     7,049,338        7,049,338
Citigroup Global Markets 5.38% 7/7/06...............     7,049,338        7,049,338
Commonwealth Bank 5.29% 7/31/07 ....................     5,422,567        5,422,567
Goldman Sachs 5.45% 7/2/07 .........................     7,049,338        7,049,338
Manufacturers & Traders 5.31% 9/26/06 ..............     5,422,542        5,422,233
Marshall & Ilsley Bank 5.18% 7/31/07 ...............   $ 5,964,824   $    5,964,824
Merrill Lynch Mortgage Capital 5.41% 8/3/06 ........     4,880,311        4,880,311
National Australia Bank 5.10% 3/7/07 ...............     6,723,983        6,723,983
National City Bank 5.32% 3/2/07 ....................     6,507,287        6,508,899
National Rural Utilities 5.10% 7/31/07 .............     8,567,656        8,567,656
Nordea Bank New York 5.31% 5/16/07 .................     2,711,266        2,711,148
Nordea Bank Norge 5.15% 7/31/07 ....................     5,422,567        5,422,567
Royal Bank of Scotland 5.27% 7/31/07 ...............     5,422,567        5,422,567
Societe Generale 5.08% 7/31/07 .....................     2,711,284        2,711,284
Wells Fargo 5.19% 7/31/07 ..........................     5,422,567        5,422,567
                                                                     --------------
                                                                        141,638,806
                                                                     --------------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $171,941,273) .............................                    171,941,273
                                                                     --------------
TOTAL MARKET VALUE OF SECURITIES--117.26%
   (COST $1,051,271,244)............................                  1,265,558,796(y)
OBLIGATION TO RETURN SECURITIES LENDING
   COLLATERAL**--(15.93%)...........................                   (171,941,273)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS--
   (1.33%) .........................................                    (14,354,861)
                                                                     --------------
NET ASSETS APPLICABLE TO 34,616,262 SHARES
   OUTSTANDING--100.00% ............................                 $1,079,262,662
                                                                     ==============
NET ASSET VALUE--DELAWARE VIP SMALL CAP VALUE
   SERIES STANDARD CLASS ($474,524,519 /
   15,209,381 SHARES) ..............................                 $        31.20
                                                                     ==============
NET ASSET VALUE--DELAWARE VIP SMALL CAP VALUE
   SERIES SERVICE CLASS ($604,738,143 /
   19,406,881 SHARES) ..............................                 $        31.16
                                                                     ==============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited
   authorization--no par) ..........................                 $  815,732,934
Undistributed net investment income.................                      1,693,185
Accumulated net realized gain on investments .......                     47,549,207
Net unrealized appreciation of investments and
   foreign currencies...............................                    214,287,336
                                                                     --------------
Total net assets ...................................                 $1,079,262,662
                                                                     ==============

----------
+    Non-income producing security for the period ended June 30, 2006.

*    Fully or partially on loan.

**   See Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

(y)  Includes $169,715,013 of securities loaned.

                             See accompanying notes


                                                               Small Cap Value-5

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:
Dividends ......................................................   $  3,927,257
Interest .......................................................      1,251,725
Securities lending income ......................................        125,044
Foreign tax withheld ...........................................         (4,269)
                                                                   ------------
                                                                      5,299,757
                                                                   ------------
EXPENSES:
Management fees ................................................      3,718,045
Distribution expenses - Service Class ..........................        854,490
Accounting and administration expenses .........................        206,009
Reports and statements to shareholders .........................         80,414
Legal and professional fees ....................................         59,160
Dividend disbursing and transfer agent fees and expenses........         51,502
Trustees' fees .................................................         26,122
Insurance fees .................................................         18,665
Custodian fees .................................................         14,008
Pricing fees ...................................................            457
Other ..........................................................         27,011
                                                                   ------------
                                                                      5,055,883
Less waiver of distribution expenses - Service Class............       (142,415)
Less expense paid indirectly ...................................         (3,355)
                                                                   ------------
Total operating expenses .......................................      4,910,113
                                                                   ------------
NET INVESTMENT INCOME ..........................................        389,644
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments .................................................     50,634,298
   Foreign currencies ..........................................           (247)
                                                                   ------------
Net realized gain ..............................................     50,634,051
                                                                   ------------
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies .......................     26,288,445
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................     76,922,496
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ 77,312,140
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED
                                                      6/30/05       YEAR ENDED
                                                    (UNAUDITED)      12/31/05
                                                  --------------  --------------
INCREASE IN NET
ASSETS FROM OPERATIONS:

Net investment income ..........................  $      389,644  $   2,287,107
Net realized gain on investments and
   foreign currencies ..........................      50,634,051     65,405,303
Net change in unrealized
   appreciation/depreciation of investments
   and foreign currencies ......................      26,288,445      7,533,798
                                                  --------------  -------------
Net increase in net assets resulting
   from operations .............................      77,312,140     75,226,208
                                                  --------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................      (1,141,559)    (1,473,097)
   Service Class ...............................        (137,447)      (662,000)
Net realized gain on investments:
   Standard Class ..............................     (30,306,999)   (27,988,835)
   Service Class ...............................     (37,402,855)   (29,872,730)
                                                  --------------  -------------
                                                     (68,988,860)   (59,996,662)
                                                  --------------  -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................      67,769,648    137,932,285
   Service Class ...............................      81,613,628    111,030,783
Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Standard Class ..............................      31,448,558     29,461,932
   Service Class ...............................      37,540,302     30,534,730
                                                  --------------  -------------
                                                     218,372,136    308,959,730
                                                  --------------  -------------
Cost of shares repurchased:
   Standard Class ..............................     (41,800,589)   (98,348,749)
   Service Class ...............................     (30,988,187)   (39,373,596)
                                                  --------------  -------------
                                                     (72,788,776)  (137,722,345)
                                                  --------------  -------------
Increase in net assets derived from
   capital share transactions ..................     145,583,360    171,237,385
                                                  --------------  -------------
NET INCREASE IN NET ASSETS .....................     153,906,640    186,466,931
NET ASSETS:
Beginning of period ............................     925,356,022    738,889,091
                                                  --------------  -------------
End of period (including undistributed
   net investment income of $1,693,185
   and $2,582,794, respectively) ...............  $1,079,262,662  $ 925,356,022
                                                  ==============  =============

                             See accompanying notes


                                                               Small Cap Value-6

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            VIP SMALL CAP VALUE SERIES STANDARD CLASS
                                                              ---------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                             YEAR ENDED
                                                               6/30/06(1)   -------------------------------------------------------
                                                              (UNAUDITED)   12/31/05   12/31/04    12/31/03    12/31/02    12/31/01
                                                              -----------   --------   --------   ----------   --------    --------
Net asset value, beginning of period ......................    $ 30.830     $ 30.450   $ 25.640    $ 18.140    $ 19.530    $ 17.650
INCOME (LOSS)FROM INVESTMENT OPERATIONS:
Net investment income(2) ..................................       0.034        0.121      0.122       0.068       0.101       0.162
Net realized and unrealized gain (loss) on investments
  and foreign currencies ..................................       2.595        2.539      5.270       7.513      (1.149)      1.899
                                                               --------     --------   --------    --------    --------    --------
Total from investment operations ..........................       2.629        2.660      5.392       7.581      (1.048)      2.061
                                                               --------     --------   --------    --------    --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................      (0.082)      (0.114)    (0.053)     (0.081)     (0.104)     (0.181)
Net realized gain on investments ..........................      (2.177)      (2.166)    (0.529)         --      (0.238)         --
                                                               --------     --------   --------    --------    --------    --------
Total dividends and distributions .........................      (2.259)      (2.280)    (0.582)     (0.081)     (0.342)     (0.181)
                                                               --------     --------   --------    --------    --------    --------
Net asset value, end of period ............................    $ 31.200     $ 30.830   $ 30.450    $ 25.640    $ 18.140    $ 19.530
                                                               ========     ========   ========    ========    ========    ========
Total return(3) ...........................................        8.47%        9.42%     21.48%      41.98%      (5.60%)     11.84%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................    $474,525     $413,633   $339,542    $265,739    $170,630    $152,827
Ratio of expenses to average net assets ...................        0.82%        0.85%      0.83%       0.86%       0.85%       0.84%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ................        0.82%        0.85%      0.83%       0.86%       0.85%       0.86%
Ratio of net investment income to average net assets ......        0.21%        0.41%      0.46%       0.32%       0.52%       0.89%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly .............................................        0.21%        0.41%      0.46%       0.32%       0.52%      0.87%
Portfolio turnover ........................................          35%          32%        37%         41%         43%        73%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                               Small Cap Value-7

DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           VIP SMALL CAP VALUE SERIES SERVICE CLASS
                                                             --------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                            YEAR ENDED
                                                              6/30/06(1)   ------------------------------------------------------
                                                             (UNAUDITED)   12/31/05   12/31/04    12/31/03    12/31/02   12/31/01
                                                             -----------   --------   --------   ----------   --------   --------
Net asset value, beginning of period .....................    $ 30.760     $ 30.390   $ 25.610    $ 18.130    $ 19.520   $17.650
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2) ..........................      (0.006)       0.048      0.056       0.020       0.072     0.135
Net realized and unrealized gain (loss) on investments
   and foreign currencies ................................       2.591        2.536      5.258       7.512      (1.147)    1.900
                                                              --------     --------   --------    --------    --------   -------
Total from investment operations .........................       2.585        2.584      5.314       7.532      (1.075)    2.035
                                                              --------     --------   --------    --------    --------   -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (0.008)      (0.048)    (0.005)     (0.052)     (0.077)   (0.165)
Net realized gain on investments .........................      (2.177)      (2.166)    (0.529)         --      (0.238)       --
                                                              --------     --------   --------    --------    --------   -------
Total dividends and distributions ........................      (2.185)      (2.214)    (0.534)     (0.052)     (0.315)   (0.165)
                                                              --------     --------   --------    --------    --------   -------
Net asset value, end of period ...........................    $ 31.160     $ 30.760   $ 30.390    $ 25.610    $ 18.130   $19.520
                                                              ========     ========   ========    ========    ========   =======
Total return(3) ..........................................        8.34%        9.15%     21.16%      41.66%      (5.72%)   11.68%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................    $604,738     $511,723   $399,347    $248,930    $124,241   $46,049
Ratio of expenses to average net assets ..................        1.07%        1.10%      1.08%       1.08%       1.00%     0.99%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............        1.12%        1.15%      1.13%       1.11%       1.00%     1.01%
Ratio of net investment income (loss) to average net
   assets ................................................       (0.04%)       0.16%      0.21%       0.10%       0.37%     0.74%
Ratio of net investment income (loss) to average net
   assets prior to expense limitation and expenses paid
   indirectly ............................................       (0.09%)       0.11%      0.16%       0.07%       0.37%     0.72%
Portfolio turnover .......................................          35%          32%        37%         41%         43%       73%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                               Small Cap Value-8

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series. Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series. Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-l fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income foxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of Financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $12,779 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.


                                                               Small Cap Value-9

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.03% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006 the expense limitation was 0.95% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                                                                   OTHER
                      DIVIDEND DISBURSING,                       EXPENSES
  INVESTMENT            TRANSFER AGENT,                          PAYABLE
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     TO DMC
FEE PAYABLE TO        AND OTHER EXPENSES          FEE PAYABLE       AND
     DMC                 PAYABLE TO DSC            TO DDLP      AFFILIATES*
--------------   -----------------------------   ------------   -----------
   $623,460                 $44,123                $120,805      $43,200

----------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $22,314 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases..............................   $235,957,487
Sales..................................   $173,257,025

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                  AGGREGATE       AGGREGATE         NET
    COST OF       UNREALIZED     UNREALIZED     UNREALIZED
  INVESTMENTS    APPRECIATION   DEPRECIATION   APPRECIATION
--------------   ------------   ------------   ------------
$1,051,682,007   $245,608,105   $(31,731,316)  $213,876,789


                                                              Small Cap Value-10

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                             SIX MONTHS
                                               ENDED      YEAR ENDED
                                              6/30/06*     12/31/05
                                            -----------   -----------
Ordinary income                             $20,780,190   $19,979,753
Long term capital gain...................    48,208,670    40,016,909
                                            -----------   -----------
Total....................................   $68,988,860   $59,996,662
                                            ===========   ===========

* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest............   $  815,732,934
Undistributed ordinary income............       10,053,012
Undistributed long-term capital gain.....       39,600,143
Unrealized appreciation of investments
   and foreign currencies................      213,876,573
                                            --------------
Net assets...............................   $l,079,262,662
                                            ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                        UNDISTRIBUTED         ACCUMULATED
                             NET                  NET
                      INVESTMENT INCOME   REALIZED GAIN (LOSS)
                      -----------------   --------------------
                            $(247)                $247

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                        SIX MONTHS      YEAR
                                           ENDED       ENDED
                                          6/30/06     12/31/05
                                        ----------   ----------
Shares sold:
   Standard Class....................    2,101,965    4,608,864
   Service Class                         2,559,584    3,758,275
Shares issued upon reinvestment of
   dividends and distributions:
   Standard Class....................      999,954    1,042,531
   Service Class.....................    1,194,030    1,080,493
                                        ----------   ----------
                                         6,855,533   10,490,163
                                        ----------   ----------
Shares repurchased:
   Standard Class....................   (1,308,565)  (3,386,928)
   Service Class.....................     (980,410)  (1,345,123)
                                        ----------   ----------
                                        (2,288,975)  (4,732,051)
                                        ----------   ----------
   Net increase......................    4,566,558    5,758,112
                                        ==========   ==========


                                                              Small Cap Value-11

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006 or at any time during the period.

7. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2006, the market value of securities on loan was $169,715,013, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


                                                              Small Cap Value-12

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP SMALL CAP VALUE SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Small Cap Value Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all small cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one and five year periods was in the first quartile of such Performance Universe. The report further showed that the Series' total return for the three year period was in the second quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.


                                                              Small Cap Value-13

DELAWARE VIP SMALL CAP VALUE SERIES
OTHER SERIES INFORMATION (CONTINUED)

The expense comparisons for the Series showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. The Board also noted that the Series' assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.


                                                              Small Cap Value-14

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       EXPENSES
                                BEGINNING     ENDING                 PAID DURING
                                 ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                                  VALUE       VALUE       EXPENSE     1/1/06 TO
                                  1/1/06     6/30/06      RATIOS       6/30/06*
                                ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $1,000.00   $1,010.50      0.85%        $4.24
Service Class                    1,000.00    1,009.30      1.10          5.48

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,020.58   $1,000.00      0.85%        $4.26
Service Class                    1,000.00    1,019.34      1.10%         5.51

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                         Trend-1

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
----------------------------------------------------------------   -------------
COMMON STOCK                                                           95.09%
                                                                      ------
Basic Industry/Capital Goods                                            8.33%
Business Services                                                       7.08%
Consumer Non-Durables                                                  12.27%
Consumer Services                                                       3.47%
Energy                                                                  6.48%
Financials                                                             10.39%
Health Care                                                            21.89%
Technology                                                             23.37%
Transportation                                                          1.81%
                                                                      ------
REPURCHASE AGREEMENTS                                                   5.58%
                                                                      ------
SECURITIES LENDING COLLATERAL                                          18.00%
                                                                      ------
Fixed Rate Notes                                                        3.17%
Variable Rate Notes                                                    14.83%
                                                                      ------
TOTAL MARKET VALUE OF SECURITIES                                      118.67%
                                                                      ------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL                    (18.00%)
                                                                      ------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                        (0.67%)
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ------


                                                                         Trend-2

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK-95.09%
BASIC INDUSTRY/CAPITAL GOODS-8.33%
*AMCOL International ................................    186,000    $  4,901,100
*Bucyrus International Class A.......................    203,850      10,294,425
*+Energy Conversion Devices .........................    102,000       3,715,860
JLG Industries ......................................    250,100       5,627,250
+Mettler-Toledo International .......................    177,300      10,739,061
MSC Industrial Direct Class A .......................    237,600      11,302,632
                                                                    ------------
                                                                      46,580,328
                                                                    ------------
BUSINESS SERVICES-7.08%
*+Advisory Board ....................................    149,100       7,170,219
*+Bright Horizons Family Solutions ..................    216,100       8,144,809
+DynCorp International Class A ......................    240,900       2,500,542
+Fisher Scientific International ....................     97,000       7,085,850
+Monster Worldwide ..................................    203,200       8,668,512
*+Resources Connection ..............................    239,700       5,997,294
                                                                    ------------
                                                                      39,567,226
                                                                    ------------
CONSUMER NON-DURABLES-12.27%
+Carter's............................................    399,500      10,558,785
+Coach ..............................................    394,000      11,780,600
*+Crocs .............................................    260,200       6,544,030
+Dick's Sporting Goods ..............................    175,500       6,949,800
*+DSW Class A .......................................    248,500       9,050,370
+J Crew Group........................................      9,200         252,540
*+Peet's Coffee & Tea ...............................    107,100       3,233,349
*+Tractor Supply ....................................    134,800       7,450,396
+Under Armour Class A ...............................    300,300      12,798,786
                                                                    ------------
                                                                      68,618,656
                                                                    ------------
CONSUMER SERVICES-3.47%
+Sonic ..............................................    337,864       7,024,193
*+Texas Roadhouse ...................................    404,700       5,471,544
*+Wynn Resorts.......................................     94,000       6,890,200
                                                                    ------------
                                                                      19,385,937
                                                                    ------------
ENERGY-6.48%
+Aventine Renewable Energy...........................     13,800         536,820
*Carbo Ceramics .....................................    151,350       7,435,826
*+Helix Energy Solutions Group ......................    266,400      10,751,904
*+Hydril ............................................    124,800       9,799,296
*+Veritas DGC........................................    150,000       7,737,000
                                                                    ------------
                                                                      36,260,846
                                                                    ------------
FINANCIALS-10.39%
Aspen Insurance Holdings.............................    120,100       2,797,129
*Bankunited Financial Class A .......................    109,800       3,351,096
City National .......................................    112,300       7,309,607
*Delphi Financial Group Class A......................    181,950       6,615,702
Hanover Insurance Group .............................    152,300       7,228,158
+Nasdaq Stock Market ................................     80,700       2,412,930
PartnerRe ...........................................     69,900       4,477,095
*+SVB Financial Group ...............................     70,200       3,191,292
Waddell & Reed Financial Class A ....................    335,700       6,901,992
Webster Financial ...................................    132,900       6,304,776
*Whitney Holding ....................................    211,400       7,477,218
                                                                    ------------
                                                                      58,066,995
                                                                    ------------
HEALTH CARE-21.89%
*+Align Technology ..................................    613,400    $  4,533,026
*+Cepheid ...........................................    626,800       6,086,228
*+Conceptus..........................................    397,100       5,416,444
+CV Therapeutics ....................................    406,500       5,678,805
*+Digene ............................................    229,700       8,898,578
+Encysive Pharmaceuticals ...........................    203,500       1,410,255
+Hologic ............................................    209,900      10,360,664
*+MGI Pharma ........................................    504,200      10,840,300
*+Nektar Therapeutics ...............................    505,800       9,276,372
*+NuVasive ..........................................    465,100       8,478,773
+PDL BioPharma ......................................    491,900       9,055,879
+Per-Se Technologies ................................    216,700       5,456,506
*+Progenics Pharmaceuticals .........................    285,200       6,861,912
*+Sciele Pharma .....................................    429,200       9,953,148
*+Telik .............................................    481,900       7,951,350
*+United Therapeutics ...............................    209,500      12,102,815
                                                                    ------------
                                                                     122,361,055
                                                                    ------------
TECHNOLOGY-23.37%
*+Akamai Technologies ...............................    279,800      10,125,962
+American Reprographics..............................    296,000      10,729,999
+Arris Group ........................................    220,400       2,891,648
+Cymer ..............................................    132,900       6,174,534
*+Hexcel ............................................    381,800       5,998,078
*+Informatica .......................................    584,600       7,693,336
*+Itron .............................................    117,900       6,986,754
*+Ixia ..............................................    197,500       1,777,500
*+Microsemi..........................................    298,300       7,272,554
+NAVTEQ .............................................    105,900       4,731,612
+Opsware ............................................    974,800       8,032,352
*+Polycom ...........................................    389,500       8,537,840
+Powerwave Technologies .............................    450,000       4,104,000
+Rackable Systems ...................................    144,000       5,686,560
*+salesforce.com ....................................    152,000       4,052,320
+Silicon Laboratories ...............................     94,800       3,332,220
*+SiRF Technology Holdings ..........................    170,900       5,506,398
+TIBCO Software .....................................    853,000       6,013,650
*+Trident Microsystems ..............................    210,200       3,989,596
+Varian Semiconductor Equipment .....................    128,900       4,203,429
+Vishay Intertechnology .............................    484,300       7,618,039
*+Wind River Systems ................................    587,200       5,226,080
                                                                    ------------
                                                                     130,684,461
                                                                    ------------
TRANSPORTATION-1.81%
Hunt (J.B.) Transport ...............................    149,100       3,714,081
UTi Worldwide .......................................    253,500       6,395,805
                                                                    ------------
                                                                      10,109,886
                                                                    ------------
TOTAL COMMON STOCK
   (COST $408,106,965) ..............................                531,635,390
                                                                    ------------


                                                                         Trend-3

DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                     ------------   ------------
REPURCHASE AGREEMENTS-5.58%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased
   at $16,433,160, collateralized by
   $16,015,000 U.S. Treasury Notes
   6.00% due 8/15/09, market value $16,772,010)...   $ 16,427,000   $ 16,427,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased
   at $4,226,549, collateralized by
   $2,113,000 U.S. Treasury Notes 3.875%
   due 7/31/07, market value $2,116,075,
   $2,113,000 U.S. Treasury Notes 3.875%
   due 5/15/09, market value $2,051,447
   and $143,000 U.S. Treasury Notes
   6.50% due 10/15/06, market
   value $145,300)................................      4,225,000      4,225,000
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased at
   $10,566,829, collateralized by
   $5,676,000 U.S. Treasury Notes 3.875%
   due 5/15/09, market value $5,510,199 and
   $5,281,000 U.S. Treasury Notes 4.875%
   due 5/15/09, market value $5,280,059)..........     10,563,000     10,563,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (COST $31,215,000).............................                    31,215,000
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES
   BEFORE SECURITIES LENDING COLLATERAL-100.67%
   (COST $439,321,965)............................                   562,850,390
                                                                    ------------

                                                       PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                     ------------   ------------
SECURITIES LENDING COLLATERAL**-18.00%
SHORT-TERM INVESTMENTS-18.00%
FIXED RATE NOTES-3.17%
Citigroup Global Markets
   5.35% 7/3/06 ..................................   $ 17,731,765   $ 17,731,765
                                                                    ------------
                                                                      17,731,765
                                                                    ------------
oVARIABLE RATE NOTES-14.83%
American Honda Finance
   5.32% 2/21/07 .................................      2,855,758      2,855,758
ANZ National 5.11% 7/31/07 .......................        634,613        634,613
Australia New Zealand 5.28% 7/31/07 ..............      3,173,065      3,173,065
Bank of America 5.32% 2/23/07 ....................      4,124,984      4,124,984
Bank of New York 5.16% 7/31/07 ...................      2,538,452      2,538,452
Barclays New York 5.31% 5/18/07 ..................      4,124,984      4,124,984
Bayerische Landesbank 5.37% 8/25/06 ..............      3,173,065      3,173,065
Bear Stearns 5.19% 1/2/07 ........................      3,807,678      3,807,678
BNP Paribas 5.14% 7/31/07 ........................      3,173,065      3,173,065
Canadian Imperial Bank
   5.28% 7/31/07 .................................      1,586,532      1,586,532
   5.32% 11/22/06 ................................      3,173,065      3,173,065
CDC Financial Products 5.41% 7/31/06 .............      4,124,984      4,124,984
Citigroup Global Markets 5.38% 7/7/06 ............      4,124,984      4,124,984
Commonwealth Bank 5.29% 7/31/07 ..................      3,173,065      3,173,065
Goldman Sachs 5.45% 7/2/07 .......................      4,124,984      4,124,984
Manufacturers & Traders 5.31% 9/26/06 ............      3,173,050      3,172,869
Marshall & Ilsley Bank 5.18% 7/31/07 .............      3,490,371      3,490,371
Merrill Lynch Mortgage Capital 5.41% 8/3/06 ......      2,855,758      2,855,758
National Australia Bank 5.10% 3/7/07 .............      3,934,600      3,934,600
National City Bank 5.32% 3/2/07 ..................      3,807,798      3,808,741
National Rural Utilities 5.10% 7/31/07 ...........      5,013,442      5,013,442
Nordea Bank New York 5.31% 5/16/07 ...............      1,586,522      1,586,453
Nordea Bank Norge 5.15% 7/31/07 ..................      3,173,065      3,173,065
Royal Bank of Scotland 5.27% 7/31/07 .............      3,173,065      3,173,065
Societe Generale 5.08% 7/31/07 ...................      1,586,532      1,586,532
Wells Fargo 5.19% 7/31/07 ........................      3,173,065      3,173,065
                                                                    ------------
                                                                      82,881,239
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $100,613,004) ...........................                   100,613,004
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES-118.67%
   (COST $539,934,969) ......................................     663,463,394(y)
OBLIGATION TO RETURN SECURITIES LENDING
   COLLATERAL**-(18.00%) ....................................    (100,613,004)
LIABILITIES NET OF RECEIVABLES AND OTHER
   ASSETS-(0.67%) ...........................................      (3,770,096)
                                                                -------------
NET ASSETS APPLICABLE TO 17,056,212 SHARES
   OUTSTANDING-100.00% ......................................   $ 559,080,294
                                                                =============
NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD
   CLASS ($433,591,536 / 13,191,336 SHARES) .................   $       32.87
                                                                =============
NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE
   CLASS ($125,488,758 / 3,864,876 SHARES) ..................   $       32.47
                                                                =============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited
   authorization-no par) ....................................   $ 470,104,685
Accumulated net realized loss on investments ................     (34,552,816)
Net unrealized appreciation of investments ..................     123,528,425
                                                                -------------
Total net assets ............................................   $ 559,080,294
                                                                =============

----------
+    Non-income producing security for the period ended June 30, 2006.

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

*    Fully or partially on loan.

**   See Note 7 in "Notes to Financial Statements."

(y)  Includes $98,980,695 of securities loaned.

                             See accompanying notes


                                                                         Trend-4

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends ......................................................   $    732,913
Interest .......................................................        432,166
Securities lending income ......................................        361,527
                                                                   ------------
                                                                      1,526,606
                                                                   ------------
EXPENSES:
Management fees ................................................      2,190,901
Distribution expenses - Service Class ..........................        191,808
Accounting and administration expenses .........................        119,320
Reports and statements to shareholders .........................         62,750
Legal and professional fees ....................................         48,414
Dividend disbursing and transfer agent fees and expenses .......         30,628
Trustees' fees .................................................         15,174
Custodian fees .................................................          9,349
Insurance fees .................................................          7,437
Taxes (other than taxes on income) .............................          3,061
Pricing fees ...................................................            282
Registration fees ..............................................             33
Other ..........................................................         12,349
                                                                   ------------
                                                                      2,691,506
Less waiver of distribution expenses - Service Class ...........        (31,968)
Less expense paid indirectly ...................................            (32)
                                                                   ------------
Total operating expenses .......................................      2,659,506
                                                                   ------------
NET INVESTMENT LOSS ............................................     (1,132,900)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ...............................     45,255,376
Net change in unrealized appreciation/
   depreciation of investments and foreign currencies ..........    (38,324,354)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCIES ..................................................      6,931,022
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $  5,798,122
                                                                   ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                               ENDED
                                                              6/30/06       YEAR ENDED
                                                            (UNAUDITED)      12/31/05
                                                           ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ....................................   $ (1,132,900)  $  (2,335,580)
Net realized gain on investments and foreign currencies      45,255,376      61,610,042
Net change in unrealized appreciation/ depreciation of
   investments and foreign currencies ..................    (38,324,354)    (31,267,940)
                                                           ------------   -------------
Net increase in net assets resulting from operations ...      5,798,122      28,006,522
                                                           ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ......................................     12,114,962       9,925,534
   Service Class .......................................     20,147,333      28,703,461
                                                           ------------   -------------
                                                             32,262,295      38,628,995
                                                           ------------   -------------
Cost of shares repurchased:
   Standard Class ......................................    (34,015,089)   (102,222,054)
   Service Class .......................................    (14,851,405)    (25,751,185)
                                                           ------------   -------------
                                                            (48,866,494)   (127,973,239)
                                                           ------------   -------------
Decrease in net assets derived from capital share
   transactions ........................................    (16,604,199)    (89,344,244)
                                                           ------------   -------------
NET DECREASE IN NET ASSETS .............................    (10,806,077)    (61,337,722)

NET ASSETS:
Beginning of period ....................................    569,886,371     631,224,093
                                                           ------------   -------------
End of period (there was no undistributed net investment
   income at either period end) ........................   $559,080,294   $ 569,886,371
                                                           ============   =============

                             See accompanying notes


                                                                         Trend-5

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP TREND SERIES STANDARD CLASS
                                                            ----------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                             YEAR ENDED
                                                             6/30/06(1)   --------------------------------------------------------
                                                            (UNAUDITED)   12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
                                                            -----------   --------    --------    --------    --------    --------
Net asset value, beginning of period ....................     $ 32.530    $ 30.730    $ 27.290    $ 20.200    $ 25.230    $ 29.800
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ..................................       (0.056)     (0.108)     (0.108)     (0.082)     (0.085)     (0.086)
Net realized and unrealized gain (loss)
   on investments and foreign currencies ................        0.396       1.908       3.548       7.172      (4.945)     (4.484)
                                                              --------    --------    --------    --------    --------    --------
Total from investment operations ........................        0.340       1.800       3.440       7.090      (5.030)     (4.570)
                                                              --------    --------    --------    --------    --------    --------
Net asset value, end of period ..........................     $ 32.870    $ 32.530    $ 30.730    $ 27.290    $ 20.200    $ 25.230
                                                              ========    ========    ========    ========    ========    ========
Total return(3) .........................................         1.05%       5.86%      12.60%      35.10%     (19.94%)    (15.34%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................     $433,591    $450,525    $521,392    $515,829    $415,098    $590,742
Ratio of expenses to average net assets .................         0.85%       0.87%       0.84%       0.84%       0.84%       0.85%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly ...         0.85%       0.87%       0.84%       0.84%       0.84%       0.90%
Ratio of net investment loss to average net assets ......        (0.33%)     (0.36%)     (0.38%)     (0.36%)     (0.38%)     (0.35%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ...        (0.33%)     (0.36%)     (0.38%)     (0.36%)     (0.38%)     (0.40%)
Portfolio turnover ......................................           74%         63%         48%         50%         43%         51%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                         Trend-6

DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP TREND SERIES SERVICE CLASS
                                                            ---------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                             YEAR ENDED
                                                             6/30/06(1)   -------------------------------------------------------
                                                            (UNAUDITED)   12/31/05    12/31/04    12/31/03    12/31/02   12/31/01
                                                            -----------   --------    --------    --------    --------   --------
Net asset value, beginning of period ....................     $ 32.170    $ 30.460    $ 27.120    $20.120     $25.170    $29.770
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss(2) ..................................       (0.098)     (0.182)     (0.178)    (0.135)     (0.117)    (0.122)

Net realized and unrealized gain (loss)
   on investments and foreign currencies ................        0.398       1.892       3.518      7.135      (4.933)    (4.478)
                                                              --------    --------    --------    -------     -------    -------
Total from investment operations ........................        0.300       1.710       3.340      7.000      (5.050)    (4.600)
                                                              --------    --------    --------    -------     -------    -------
Net asset value, end of period ..........................     $ 32.470    $ 32.170    $ 30.460    $27.120     $20.120    $25.170
                                                              ========    ========    ========    =======     =======    =======
Total return(3) .........................................         0.93%       5.61%      12.32%     34.79%     (20.06%)   (15.45%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .................     $125,489    $119,361    $109,832    $55,662     $22,136    $13,950
Ratio of expenses to average net assets .................         1.10%       1.12%       1.09%      1.06%       0.99%      1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..............         1.15%       1.17%       1.14%      1.09%       0.99%      1.05%
Ratio of net investment loss to average net assets ......        (0.58%)     (0.61%)     (0.63%)    (0.58%)     (0.53%)    (0.50%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ...        (0.63%)     (0.66%)     (0.68%)    (0.61%)     (0.53%)    (0.55%)
Portfolio turnover ......................................           74%         63%         48%        50%         43%        51%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                                         Trend-7

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $46,901 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.


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

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.92% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006, the expense limitation was 0.95% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,
  INVESTMENT            TRANSFER AGENT,                          OTHER EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION       PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES      FEES PAYABLE        TO DMC
      DMC                PAYABLE TO DSC             TO DDLP     AND AFFILIATES*
--------------   -----------------------------   ------------   ---------------
   $332,136                 $22,859                 $24,767         $23,503

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $12,636 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases........................................................   $210,511,618
Sales............................................................    241,241,752

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                 AGGREGATE      AGGREGATE
   COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
 INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
------------   ------------   ------------   --------------
$543,456,166   $146,665,206   $(26,657,978)   $120,007,228

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2006 and the year ended December 31, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest...................................   $470,104,685
Capital loss carryforwards......................................    (76,589,457)
Six month period realized gains.................................     45,557,838
Unrealized appreciation of investments..........................    120,007,228
                                                                   ------------
Net assets......................................................   $559,080,294
                                                                   ============


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

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                            ACCUMULATED
                                NET           PAID-IN
                          INVESTMENT LOSS     CAPITAL
                          ---------------   -----------
                             $1,132,900     $(1,132,900)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $41,125,717 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011. For the six months ended June 30, 2006, the Series had capital gains of $45,557,838 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                         SIX MONTHS      YEAR
                            ENDED        ENDED
                           6/30/06     12/31/05
                         ----------   ----------
Shares sold:
   Standard Class ....      345,293      333,284
   Service Class .....      591,029      978,144
                            -------    ---------
                            936,322    1,311,428
                            -------    ---------
Shares repurchased:
   Standard Class ....   (1,003,186)  (3,453,560)
   Service Class .....     (435,979)    (873,580)
                         ----------   ----------
                         (1,439,165)  (4,327,140)
                         ----------   ----------
   Net decrease ......     (502,843)  (3,015,712)
                         ==========   ==========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.

7. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2006, the market value of securities on loan was $98,980,695, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."


                                                                      Trend - 10

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.


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

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP TREND SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Trend Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one and three year periods was in the third quartile of such Performance Universe. The report further showed that the Series' total return for the five and 10 year periods was in the second quartile and first quartile, respectively. The Board noted that the Series' performance results were mixed. In evaluating the Series' performance, the Board considered the transitions in the Series' portfolio management team that took place in 2005. The Board was satisfied that management was taking effective action to improve Series performance and meet the Board's performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.


                                                                        Trend-12

DELAWARE VIP TREND SERIES
OTHER SERIES INFORMATION (CONTINUED)

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. The Board also noted that the Series assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale may be realized by the advisor and it affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.


                                                                        Trend-13

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                              EXPENSES
                       BEGINNING     ENDING                 PAID DURING
                        ACCOUNT     ACCOUNT    ANNUALIZED      PERIOD
                         VALUE       VALUE       EXPENSE     1/1/06 TO
                         1/1/06     6/30/06      RATIOS       6/30/06*
                       ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class         $1,000.00   $  973.00      0.76%        $3.72
Service Class           1,000.00      972.90      1.01%         4.94

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class         $1,000.00   $1,021.03      0.76%        $3.81
Service Class           1,000.00    1,019.79      1.01%         5.06

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                   U.S. Growth-1

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                    PERCENTAGE
SECTOR                                            OF NET ASSETS
-----------------------------------------------   -------------
COMMON STOCK'dd'                                      99.07%
Basic Industry/Capital Goods                           3.62%
Business Services                                     18.32%
Consumer Non-Durables                                 14.82%
Consumer Services                                     17.80%
Financials                                             3.87%
Health Care                                           15.09%
Technology                                            25.55%
REPURCHASE AGREEMENTS                                  0.75%
TOTAL MARKET VALUE OF SECURITIES                      99.82%
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES        0.18%
                                                     ------
TOTAL NET ASSETS                                     100.00%
                                                     ======

'dd' Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


                                                                   U.S. Growth-2

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                       NUMBER OF       MARKET
                                                         SHARES        VALUE
                                                       ---------   ------------
COMMON STOCK-99.07%'dd'
BASIC INDUSTRY/CAPITAL GOODS - 3.62%
Praxair.............................................      85,000   $  4,590,000
                                                                   ------------
                                                                      4,590,000
                                                                   ------------
BUSINESS SERVICES-18.32%
Expeditors International Washington.................      91,400      5,119,314
First Data..........................................     105,000      4,729,200
Moody's.............................................      70,000      3,812,200
Paychex.............................................     115,000      4,482,700
United Parcel Service Class B.......................      62,000      5,104,460
                                                                   ------------
                                                                     23,247,874
                                                                   ------------
CONSUMER NON-DURABLES-14.82%
Procter & Gamble....................................      80,000      4,448,000
Staples.............................................     200,000      4,864,000
Wal-Mart Stores.....................................      90,000      4,335,300
Walgreen............................................     115,000      5,156,600
                                                                   ------------
                                                                     18,803,900
                                                                   ------------
CONSUMER SERVICES-17.80%
+Apollo Group Class A...............................      55,700      2,878,019
+eBay...............................................     180,000      5,272,200
International Game Technology.......................     120,000      4,552,800
+MGM MIRAGE.........................................     100,000      4,080,000
Weight Watchers International.......................      65,000      2,657,850
+XM Satellite Radio Holdings Class A................     215,000      3,149,750
                                                                   ------------
                                                                     22,590,619
                                                                   ------------
FINANCIALS-3.87%
Chicago Mercantile Exchange Holdings................      10,000      4,911,500
                                                                   ------------
                                                                      4,911,500
                                                                   ------------
HEALTH CARE-15.09%
Allergan............................................      46,000      4,933,960
+Genentech..........................................      72,000      5,889,600
UnitedHealth Group..................................     100,000      4,478,000
+Zimmer Holdings....................................      68,000      3,856,960
                                                                   ------------
                                                                     19,158,520
                                                                   ------------
TECHNOLOGY-25.55%
+Google Class A.....................................      11,000   $  4,612,630
+Intuit.............................................      80,000      4,831,200
+NAVTEQ.............................................      80,000      3,574,400
QUALCOMM............................................     170,000      6,811,900
+SanDisk............................................      80,000      4,078,400
+Seagate Technology.................................     200,000      4,528,000
Sprint Nextel.......................................     200,000      3,998,000
                                                                   ------------
                                                                     32,434,530
                                                                   ------------
TOTAL COMMON STOCK
   (COST $118,141,931)..............................                125,736,943
                                                                   ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                       ---------
REPURCHASE AGREEMENTS-0.75%
With BNP Paribas 4.50% 7/3/06 (dated 6/30/06, to be
   repurchased at $502,188, collateralized by
   $489,000 U.S. Treasury Notes 6.00% due 8/15/09,
   market value $512,053)...........................    $502,000        502,000
With Cantor Fitzgerald 4.40% 7/3/06 (dated 6/30/06,
   to be repurchased at $129,047, collateralized by
   $64,000 U.S. Treasury Notes 3.875% due 7/31/07,
   market value $64,604, $64,000 U.S. Treasury Notes
   3.875% due 5/15/09, market value $62,631 and
   $4,000 U.S. Treasury Notes 6.50% due 10/15/06,
   market value $4,436).............................     129,000        129,000
With UBS Warburg 4.35% 7/3/06 (dated 6/30/06, to be
   repurchased at $322,117, collateralized by
   $173,000 U.S. Treasury Notes 3.875% due 5/15/09,
   market value $168,227 and $161,000 U.S. Treasury
   Notes 4.875% due 5/15/09, market value
   $161,201)........................................     322,000        322,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (COST $953,000)..................................                    953,000
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES-99.82%
   (COST $119,094,931)..............................                126,689,943
RECEIVABLES AND OTHER ASSETS NET OF
   LIABILITIES-0.18%................................                    228,347
                                                                   ------------
NET ASSETS APPLICABLE TO 16,773,303 SHARES
   OUTSTANDING-100.00%..............................               $126,918,290
                                                                   ============
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES
   STANDARD CLASS ($88,969,311 / 11,746,500
   SHARES)..........................................               $       7.57
                                                                   ============
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES
   SERVICE CLASS ($37,948,979 / 5,026,803 SHARES)...               $       7.55
                                                                   ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited
   authorization-no par)............................               $129,633,055
Accumulated net realized loss on investments........                (10,309,777)
Net unrealized appreciation of investments..........                  7,595,012
                                                                   ------------
Total net assets....................................               $126,918,290
                                                                   ============

----------
+    Non-income producing security for the period ended June 30, 2006.

'dd' Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

                             See accompanying notes


                                                                   U.S. Growth-3

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:
Dividends...........................................   $   370,137
Interest............................................        45,433
                                                       -----------
                                                           415,570
                                                       -----------
EXPENSES:
Management fees.....................................       345,513
Distribution expenses - Service Class...............        60,777
Accounting and administration expenses..............        21,262
Reports and statements to shareholders..............        10,499
Legal and professional fees.........................         9,507
Dividend disbursing and transfer agent fees and
   expenses.........................................         4,777
Trustees' fees......................................         2,605
Insurance fees......................................         2,196
Custodian fees......................................         1,931
Registration fees...................................         1,080
Taxes (other than taxes on income)..................           351
Pricing fees........................................           104
Other...............................................         1,935
                                                       -----------
                                                           462,537
Less waiver of distribution expenses - Service
   Class............................................       (10,130)
Less expense paid indirectly........................          (151)
                                                       -----------
Total operating expenses............................       452,256
                                                       -----------
NET INVESTMENT LOSS.................................       (36,686)
                                                       -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments....................      (171,225)
Net change in unrealized appreciation/
   depreciation of investments......................    (3,206,784)
                                                       -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.....    (3,378,009)
                                                       -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS..................................   $(3,414,695)
                                                       ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED
                                                          6/30/06      YEAR ENDED
                                                        (UNAUDITED)     12/31/05
                                                       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment loss ................................   $    (36,686)  $   (142,189)
Net realized gain (loss) on investments ............       (171,225)     1,289,624
Net change in unrealized appreciation/depreciation
   of investments ..................................     (3,206,784)     7,020,019
                                                       ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ......................................     (3,414,695)     8,167,454
                                                       ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..................................             --        (58,346)
   Service Class ...................................             --       (147,794)
                                                       ------------   ------------
                                                                 --       (206,140)
                                                       ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................     47,759,474     36,446,938
   Service Class ...................................      1,847,146      6,320,210
Net asset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ..................................             --         58,346
   Service Class ...................................             --        147,794
                                                       ------------   ------------
                                                         49,606,620     42,973,288
                                                       ------------   ------------
Cost of shares repurchased:
   Standard Class ..................................     (2,041,008)    (3,859,090)
   Service Class ...................................     (4,948,028)    (7,451,404)
                                                       ------------   ------------
                                                         (6,989,036)   (11,310,494)
                                                       ------------   ------------
Increase in net assets derived from capital share
   transactions ....................................     42,617,584     31,662,794
                                                       ------------   ------------
NET INCREASE IN NET ASSETS .........................     39,202,889     39,624,108
NET ASSETS:
Beginning of period ................................     87,715,401     48,091,293
                                                       ------------   ------------
End of period (there was no undistributed net
   investment income at either period end) .........   $126,918,290   $ 87,715,401
                                                       ============   ============

                             See accompanying notes


                                                                   U.S. Growth-4

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS
                                                                ------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED                           YEAR ENDED
                                                                 6/30/06(1)   ----------------------------------------------------
                                                                (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                                -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period ........................    $ 7.780      $ 6.830    $ 6.620    $ 5.370    $ 7.600    $10.140
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2) .............................      0.001       (0.005)     0.049      0.010      0.010      0.022
Net realized and unrealized gain (loss) on investments ......     (0.211)       0.997      0.169      1.251     (2.215)    (2.503)
                                                                 -------      -------    -------    -------    -------    -------
Total from investment operations ............................     (0.210)       0.992      0.218      1.261     (2.205)    (2.481)
                                                                 -------      -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................................         --       (0.042)    (0.008)    (0.011)    (0.025)    (0.059)
                                                                 -------      -------    -------    -------    -------    -------
Total dividends and distributions ...........................         --       (0.042)    (0.008)    (0.011)    (0.025)    (0.059)
                                                                 -------      -------    -------    -------    -------    -------
Net asset value, end of period ..............................    $ 7.570      $ 7.780    $ 6.830    $ 6.620    $ 5.370    $ 7.600
                                                                 =======      =======    =======    =======    =======    =======
Total return(3) .............................................      (2.70%)      14.65%      3.30%     23.75%    (29.24%)   (24.47%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....................    $88,969      $45,653    $10,438    $11,862    $ 9,595    $16,856
Ratio of expenses to average net assets .....................       0.76%        0.81%      0.76%      0.75%      0.75%      0.75%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..................       0.76%        0.81%      0.76%      0.75%      0.75%      0.86%
Ratio of net investment income (loss) to average net assets         0.03%       (0.07%)     0.77%      0.17%      0.15%      0.27%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid
   indirectly ...............................................       0.03%       (0.07%)     0.77%      0.17%      0.15%      0.16%
Portfolio turnover ..........................................         18%          91%       167%       102%       101%        78%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes


                                                                   U.S. Growth-5

DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS
                                                                ------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED                           YEAR ENDED
                                                                 6/30/06(1)   ----------------------------------------------------
                                                                (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                                -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period ........................    $ 7.760      $ 6.810    $ 6.610    $ 5.360    $ 7.590    $10.130
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2) .............................     (0.009)      (0.023)     0.033     (0.005)     0.001      0.011
Net realized and unrealized gain (loss) on investments ......     (0.201)       0.999      0.167      1.257     (2.218)    (2.503)
                                                                 -------      -------    -------    -------    -------    -------
Total from investment operations ............................     (0.210)       0.976      0.200      1.252     (2.217)    (2.492)
                                                                 -------      -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................................         --       (0.026)        --     (0.002)    (0.013)    (0.048)
                                                                 -------      -------    -------    -------    -------    -------
Total dividends and distributions ...........................         --       (0.026)        --     (0.002)    (0.013)    (0.048)
                                                                 -------      -------    -------    -------    -------    -------
Net asset value, end of period ..............................    $ 7.550      $ 7.760    $ 6.810    $ 6.610    $ 5.360    $ 7.590
                                                                 =======      =======    =======    =======    =======    =======
Total return(3) .............................................      (2.71%)      14.41%      3.03%     23.37%    (29.26%)   (24.61%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....................    $37,949      $42,062    $37,653    $ 9,718    $   666    $    40
Ratio of expenses to average net assets .....................       1.01%        1.06%      1.01%      0.97%      0.90%      0.90%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ..........       1.06%        1.11%      1.06%      1.00%      0.90%      1.01%
Ratio of net investment income (loss) to average net assets..      (0.22%)      (0.32%)     0.52%     (0.05%)     0.00%      0.12%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid
   indirectly ...............................................      (0.27%)      (0.37%)     0.47%     (0.08%)     0.00%      0.01%
Portfolio turnover ..........................................         18%          91%       167%       102%       101%        78%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                                   U.S. Growth-6

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,363 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


                                                                   U.S. Growth-7

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.87% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006 the expense limitation was 0.80% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,
  INVESTMENT            TRANSFER AGENT,
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION    OTHER EXPENSES
FEE PAYABLE TO      FEES AND OTHER EXPENSES      FEES PAYABLE    PAYABLE TO DMC
     DMC                 PAYABLE TO DSC             TO DDLP     AND AFFILIATES*
--------------   -----------------------------   ------------   ---------------
   $64,589                  $4,992                  $7,705          $4,415

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $2,322 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases.......................   $52,027,785
Sales...........................     9,237,298

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                 AGGREGATE     AGGREGATE
   COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
 INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
------------   ------------   ------------   --------------
$119,225,472    $13,959,339   $(6,494,868)     $7,464,471

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2006. The tax character of dividends and distributions paid during the year ended December 31, 2005 was as follows:

                                     YEAR
                                     ENDED
                                   12/31/05
                                   --------
Ordinary income.................   $206,140


                                                                   U.S. Growth-8

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ............   $129,633,055
Capital loss carryforwards ...............    (10,138,170)
Six month period realized losses .........        (41,066)
Unrealized appreciation of investments ...      7,464,471
                                             ------------
Net assets................................   $126,918,290
                                             ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

  ACCUMULATED
      NET          PAID-IN
INVESTMENT LOSS    CAPITAL
---------------   ---------
    $36,686       $(36,686)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $75,384 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010, $1,428,622 expires in
2011 and $450,672 expires in 2012. For the six months ended June 30, 2006, the Series had capital losses of $41,066 which may increase the capital loss carryforwards.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                  SIX MONTHS      YEAR
                                                     ENDED        ENDED
                                                    6/30/06     12/31/05
                                                  ----------   ----------
Shares sold:
   Standard Class .............................   6,136,122     4,883,834
   Service Class ..............................     237,103       922,111
Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .............................          --         9,018
   Service Class ..............................          --        22,878
                                                  ---------    ----------
                                                  6,373,225     5,837,841
                                                  ---------    ----------
Shares repurchased:
   Standard Class .............................    (261,100)     (550,181)
   Service Class ..............................    (630,949)   (1,050,132)
                                                  ---------    ----------
                                                   (892,049)   (1,600,313)
                                                  ---------    ----------
Net increase ..................................   5,481,176     4,237,528
                                                  =========    ==========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.


                                                                   U.S. Growth-9

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISK

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

8. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------


                                                                  U.S. Growth-10

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP U.S. GROWTH SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP U.S. Growth Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%-the second quartile; the next 25%-the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all large cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one year period was in the first quartile of such Performance Universe. The report further showed the Series' total return for the three and five year periods was in the third quartile. The Board noted that the Series' performance results were mixed. However, given the strong recent returns, which were achieved by the current portfolio manager, the Board was satisfied with such performance.


                                                                  U.S. Growth-11

DELAWARE VIP U.S. GROWTH SERIES
OTHER SERIES INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                                  U.S. Growth-12

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period January 1, 2006 to June 30, 2006

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                             EXPENSES
                       BEGINNING     ENDING                 PAID DURING
                        ACCOUNT     ACCOUNT    ANNUALIZED     PERIOD
                         VALUE       VALUE       EXPENSE     1/1/06 TO
                         1/1/06     6/30/06      RATIOS       6/30/06*
                       ---------   ---------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class         $1,000.00   $1,065.50      0.71%        $3.64
Service Class           1,000.00    1,064.20      0.96%         4.91

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class         $1,000.00   $1,021.27      0.71%        $3.56
Service Class           1,000.00    1,020.03      0.96%         4.81

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                                                  Value Series-1

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
SECTOR ALLOCATION
As of June 30, 2006

Sector designations may be different than the sector designations presented in other Series materials.

                                                                     PERCENTAGE
SECTOR                                                             OF NET ASSETS
----------------------------------------------------------------   -------------
COMMON STOCK                                                           98.54%
Consumer Discretionary                                                  8.87%
Consumer Staples                                                       11.89%
Energy                                                                  6.05%
Financials                                                             23.68%
Health Care                                                            17.94%
Industrials                                                             5.87%
Information Technology                                                 11.80%
Materials                                                               2.86%
Telecommunication Services                                              6.41%
Utilities                                                               3.17%
REPURCHASE AGREEMENTS                                                   1.29%
SECURITIES LENDING COLLATERAL                                           3.49%
Fixed Rate Notes                                                        0.61%
Variable Rate Notes                                                     2.88%
TOTAL MARKET VALUE OF SECURITIES                                      103.32%
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL                     (3.49%)
                                                                      ------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                         0.17%
                                                                      ------
TOTAL NET ASSETS                                                      100.00%
                                                                      ======


                                                                  Value Series-2

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK- 98.54%
CONSUMER DISCRETIONARY-8.87%
Gap..................................................     804,400   $ 13,996,560
Limited Brands.......................................     507,200     12,979,248
Mattel...............................................     912,500     15,065,375
                                                                    ------------
                                                                      42,041,183
                                                                    ------------
CONSUMER STAPLES-11.89%
ConAgra Foods........................................     594,200     13,137,762
Heinz (H.J.).........................................     327,100     13,483,062
Kimberly-Clark.......................................     228,800     14,116,960
Safeway..............................................     600,200     15,605,200
                                                                    ------------
                                                                      56,342,984
                                                                    ------------
ENERGY-6.05%
Chevron..............................................     231,300     14,354,478
ConocoPhillips.......................................     218,500     14,318,305
                                                                    ------------
                                                                      28,672,783
                                                                    ------------
FINANCIALS-23.68%
Allstate.............................................     261,000     14,284,530
Aon..................................................     409,400     14,255,308
Chubb................................................     271,300     13,537,870
Hartford Financial Services Group....................     148,800     12,588,480
*Huntington Bancshares...............................     583,500     13,758,930
Morgan Stanley.......................................     241,900     15,290,499
*Wachovia............................................     269,700     14,585,376
*Washington Mutual...................................     304,700     13,888,226
                                                                    ------------
                                                                     112,189,219
                                                                    ------------
HEALTH CARE-17.94%
Abbott Laboratories..................................     340,200     14,836,122
Baxter International.................................     366,800     13,483,568
*Bristol-Myers Squibb................................     577,100     14,923,806
Merck & Co...........................................     405,800     14,783,294
Pfizer...............................................     600,900     14,103,123
Wyeth................................................     290,300     12,892,223
                                                                    ------------
                                                                      85,022,136
                                                                    ------------
INDUSTRIALS-5.87%
Donnelley (R.R.) & Sons..............................     463,300     14,802,435
Waste Management.....................................     362,000     12,988,560
                                                                    ------------
                                                                      27,790,995
                                                                    ------------
INFORMATION TECHNOLOGY-11.80%
Hewlett-Packard......................................     432,000     13,685,760
Intel................................................     758,500     14,373,575
International Business Machines......................     179,100     13,758,462
*+Xerox..............................................   1,014,300     14,108,913
                                                                    ------------
                                                                      55,926,710
                                                                    ------------
MATERIALS-2.86%
duPont (E.I.) deNemours..............................     325,200     13,528,320
                                                                    ------------
                                                                      13,528,320
                                                                    ------------
TELECOMMUNICATION SERVICES-6.41%
*AT&T................................................     550,224     15,345,747
Verizon Communications...............................     448,300     15,013,567
                                                                    ------------
                                                                      30,359,314
                                                                    ------------
UTILITIES-3.17%
*Progress Energy.....................................     350,200   $ 15,013,074
                                                                    ------------
                                                                      15,013,074
                                                                    ------------
TOTAL COMMON STOCK
   (COST $422,125,689)...............................                466,886,718
                                                                    ------------

                                                         PRINCIPAL
                                                          AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS-1.29%
With BNP Paribas 4.50% 7/3/06
   (dated 6/30/06, to be repurchased
   at $3,227,210, collateralized by
   $3,146,000 U.S. Treasury Notes
   6.00% due 8/15/09, market
   value $3,294,224).................................   $3,226,000     3,226,000
With Cantor Fitzgerald 4.40% 7/3/06
   (dated 6/30/06, to be repurchased
   at $830,304, collateralized by
   $415,000 U.S. Treasury Notes
   3.875% due 7/31/07, market
   value $415,623,
   $415,000 U.S. Treasury Notes
   3.875% due 5/15/09, market
   value $402,929 and $28,000
   U.S. Treasury Notes 6.50% due
   10/15/06, market
   value $28,539)....................................      830,000       830,000
With UBS Warburg 4.35% 7/3/06
   (dated 6/30/06, to be repurchased
   at $2,075,752, collateralized by
   $1,115,000 U.S. Treasury Notes
   3.875% due 5/15/09, market
   value $1,082,269 and
   $1,037,000 U.S. Treasury
   Notes 4.875% due
   5/15/09, market
   value $1,037,067).................................    2,075,000     2,075,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $6,131,000).................................                  6,131,000
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL-99.83%
   (COST $428,256,689)...............................                473,017,718
                                                                     -----------


                                                                  Value Series-3

DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                     PRINCIPAL      MARKET
                                                      AMOUNT         VALUE
                                                    ----------   ------------
SECURITIES LENDING COLLATERAL**-3.49%
SHORT-TERM INVESTMENTS-3.49%
FIXED RATE NOTES-0.61%
Citigroup Global Markets 5.35% 7/3/06 ...........   $2,916,292   $  2,916,292
                                                                 ------------
                                                                    2,916,292
                                                                 ------------
oVARIABLE RATE NOTES-2.88%
American Honda Finance 5.32% 2/21/07 ............      469,678        469,678
ANZ National 5.11% 7/31/07 ......................      104,373        104,373
Australia New Zealand 5.28% 7/31/07 .............      521,865        521,865
Bank of America 5.32% 2/23/07 ...................      678,424        678,424
Bank of New York 5.16% 7/31/07 ..................      417,492        417,492
Barclays New York 5.31% 5/18/07 .................      678,424        678,424
Bayerische Landesbank 5.37% 8/25/06 .............      521,865        521,865
Bear Stearns 5.19% 1/2/07 .......................      626,238        626,238
BNP Paribas 5.14% 7/31/07 .......................      521,865        521,865
Canadian Imperial Bank
   5.28% 7/31/07 ................................      260,932        260,932
   5.32% 11/22/06 ...............................      521,865        521,865
CDC Financial Products 5.41% 7/31/06 ............      678,424        678,424
Citigroup Global Markets 5.38% 7/7/06 ...........      678,424        678,424
Commonwealth Bank 5.29% 7/31/07 .................      521,865        521,865
Goldman Sachs 5.45% 7/2/07 ......................   $  678,424   $    678,424
Manufacturers & Traders 5.31% 9/26/06 ...........      521,863        521,833
Marshall & Ilsley Bank 5.18% 7/31/07 ............      574,051        574,051
Merrill Lynch Mortgage Capital 5.41% 8/3/06 .....      469,678        469,678
National Australia Bank 5.10% 3/7/07 ............      647,112        647,112
National City Bank 5.32% 3/2/07 .................      626,257        626,412
National Rural Utilities 5.10% 7/31/07 ..........      824,546        824,546
Nordea Bank New York 5.31% 5/16/07 ..............      521,887        521,865
Nordea Bank Norge 5.15% 7/31/07 .................      260,919        260,919
Royal Bank of Scotland 5.07% 7/31/07 ............      521,865        521,865
Societe Generale 5.08% 7/31/07 ..................      260,932        260,932
Wells Fargo 5.19% 7/31/07 .......................      521,865        521,865
                                                                 ------------
                                                                   13,631,236
                                                                 ------------
TOTAL SECURITIES LENDING COLLATERAL
   (COST $16,547,528) ..............................               16,547,528
                                                                 ------------

TOTAL MARKET VALUE OF SECURITIES-103.32%
   (COST $444,804,217) .............................              489,565,246(y)
OBLIGATION TO RETURN SECURITIES LENDING
   COLLATERAL**-(3.49%) ............................              (16,547,528)
RECEIVABLES AND OTHER ASSETS NET OF
   LIABILITIES-0.17% ...............................                  797,647
                                                                 ------------
NET ASSETS APPLICABLE TO 24,012,022 SHARES
   OUTSTANDING-100.00% .............................             $473,815,365
                                                                 ============
NET ASSET VALUE-DELAWARE VIP VALUE SERIES STANDARD
   CLASS ($377,575,586 / 19,132,357 SHARES) ........             $      19.73
                                                                 ============
NET ASSET VALUE-DELAWARE VIP VALUE SERIES SERVICE
   CLASS ($96,239,779 / 4,879,665 SHARES) ..........             $      19.72
                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 2006:
Shares of beneficial interest (unlimited
   authorization-no par) ...........................             $413,387,426
Undistributed net investment income
Accumulated net realized gain on investments .......                4,616,877
                                                                   11,050,033
Net unrealized appreciation of investments .........               44,761,029
                                                                 ------------
Total net assets ...................................             $473,815,365
                                                                 ============

----------
*    Fully or partially on loan.

**   See Note 7 in "Notes to Financial Statements."

(y)  Includes $16,387,861 of securities loaned.

+    Non-income producing security for the period ended June 30, 2006.

o Variable rate security. The interest rate shown is the rate as of June 30, 2006.

                             See accompanying notes


                                                                  Value Series-4

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends .......................................................   $ 6,007,708
Interest ........................................................       326,733
Securities lending income .......................................        12,675
                                                                    -----------
                                                                      6,347,116
                                                                    -----------
EXPENSES:
Management fees .................................................     1,475,130
Distribution expenses - Service Class ...........................       128,154
Accounting and administration expenses ..........................        90,777
Reports and statements to shareholders ..........................        56,794
Legal and professional fees .....................................        38,407
Dividend disbursing and transfer agent fees and expenses ........        22,694
Insurance fees ..................................................        13,165
Trustees' fees ..................................................        11,466
Custodian fees ..................................................         7,648
Registration fees ...............................................         2,450
Pricing fees ....................................................           114
Other ...........................................................        18,248
                                                                    -----------
                                                                      1,865,047
Less management fees absorbed or waived .........................      (113,352)
Less waiver of distribution expenses - Service Class ............       (21,359)
Less expense paid indirectly ....................................        (1,809)
                                                                    -----------
Total operating expenses ........................................     1,728,527
                                                                    -----------
NET INVESTMENT INCOME ...........................................     4,618,589
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................    16,995,058
Net change in unrealized appreciation/depreciation of
   investments ..................................................     6,936,239
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................    23,931,297
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $28,549,886
                                                                    ===========

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS        YEAR
                                                           ENDED 6/30/06       ENDED
                                                            (UNAUDITED)      12/31/05
                                                           -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..................................   $  4,618,589    $  7,271,468
Net realized gain on investments .......................     16,995,058      15,751,969
Net change in unrealized appreciation/depreciation
   of investments ......................................      6,936,239        (751,957)
                                                           ------------    ------------
Net increase in net assets resulting from operations ...     28,549,886      22,271,480
                                                           ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ......................................     (6,076,791)     (5,331,963)
   Service Class .......................................     (1,195,238)       (567,103)
Net realized gain on investments:
   Standard Class ......................................     (8,040,632)             --
   Service Class .......................................     (1,846,025)             --
                                                           ------------    ------------
                                                            (17,158,686)     (5,899,066)
                                                           ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ......................................     55,062,728      67,835,208
   Service Class .......................................     25,372,685      46,375,696
Net asset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ......................................     14,117,423       5,331,963
   Service Class .......................................      3,041,263         567,103
                                                           ------------    ------------
                                                             97,594,099     120,109,970
                                                           ------------    ------------
Cost of shares repurchased:
   Standard Class ......................................    (50,418,829)    (48,165,366)
   Service Class .......................................     (9,972,488)     (7,441,636)
                                                           ------------    ------------
                                                            (60,391,317)    (55,607,002)
                                                           ------------    ------------
Increase in net assets derived from capital share
   transactions ........................................     37,202,782      64,502,968
                                                           ------------    ------------
NET INCREASE IN NET ASSETS .............................     48,593,982      80,875,382

NET ASSETS:
Beginning of period ....................................    425,221,383     344,346,001
                                                           ------------    ------------
End of period (including undistributed net investment
   income of $4,616,877 and $7,270,317, respectively) ..   $473,815,365    $425,221,383
                                                           ============    ============

                             See accompanying notes


                                                                  Value Series-5

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                           DELAWARE VIP VALUE SERIES STANDARD CLASS
                                                             -------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                           YEAR ENDED
                                                              6/30/06(1)   -----------------------------------------------------
                                                             (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02    12/31/01
                                                             -----------   --------   --------   --------   --------    --------
Net asset value, beginning of period......................    $ 19.230     $ 18.460   $ 16.330   $ 13.000   $ 16.210    $ 16.910
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)..................................       0.204        0.369      0.313      0.265      0.235       0.217
Net realized and unrealized gain (loss)
   on investments and foreign currencies..................       1.058        0.722      2.082      3.337     (3.215)     (0.886)
                                                              --------     --------   --------   --------   --------    --------
Total from investment operations..........................       1.262        1.091      2.395      3.602     (2.980)     (0.669)
                                                              --------     --------   --------   --------   --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.....................................      (0.328)      (0.321)    (0.265)    (0.272)    (0.230)     (0.031)
Net realized gain on investments..........................      (0.434)          --         --         --         --          --
                                                              --------     --------   --------   --------   --------    --------
Total dividends and distributions.........................      (0.762)      (0.321)    (0.265)    (0.272)    (0.230)     (0.031)
                                                              --------     --------   --------   --------   --------    --------
Net asset value, end of period............................    $ 19.730     $ 19.230   $ 18.460   $ 16.330   $ 13.000    $ 16.210
                                                              ========     ========   ========   ========   ========    ========

Total return(3)...........................................        6.55%        6.03%     14.93%     28.29%    (18.68%)     (3.89%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................    $377,575     $349,443   $310,704   $302,266   $240,752    $355,015
Ratio of expenses to average net assets...................        0.71%        0.73%      0.70%      0.70%      0.70%       0.68%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly................        0.76%        0.78%      0.75%      0.75%      0.75%       0.73%
Ratio of net investment income to average net assets......        2.08%        1.98%      1.87%      1.88%      1.61%       1.34%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly.....        2.03%        1.93%      1.82%      1.83%      1.56%       1.29%
Portfolio turnover........................................          28%          23%       124%        79%       100%        102%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes


                                                                  Value Series-6

DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          DELAWARE VIP VALUE SERIES STANDARD CLASS
                                                             ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                           YEAR ENDED
                                                              6/30/06(1)   ----------------------------------------------------
                                                             (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                             -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period .....................     $19.200     $18.430    $16.320    $12.990    $16.200    $16.910
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) .................................       0.180       0.323      0.271      0.233      0.214      0.193
Net realized and unrealized gain (loss)
   on investments and foreign currencies..................       1.055       0.726      2.072      3.348     (3.218)    (0.886)
                                                               -------     -------    -------    -------    -------    -------
Total from investment operations .........................       1.235       1.049      2.343      3.581     (3.004)    (0.693)
                                                               -------     -------    -------    -------    -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.....................................      (0.281)     (0.279)    (0.233)    (0.251)    (0.206)    (0.017)
Net realized gain on investments .........................      (0.434)         --         --         --         --         --
                                                               -------     -------    -------    -------    -------    -------
Total dividends and distributions.........................      (0.715)     (0.279)    (0.233)    (0.251)    (0.206)    (0.017)
                                                               -------     -------    -------    -------    -------    -------
Net asset value, end of period............................     $19.720     $19.200    $18.430    $16.320    $12.990    $16.200
                                                               =======     =======    =======    =======    =======    =======
Total return(3) ..........................................        6.42%       5.79%     14.59%     28.10%    (18.81%)    (4.03%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................     $96,240     $75,778    $33,642    $14,737     $5,463     $2,902
Ratio of expenses to average net assets ..................        0.96%       0.98%      0.95%      0.92%      0.85%      0.83%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............        1.06%       1.08%      1.05%      1.00%      0.90%      0.88%
Ratio of net investment income to average net assets .....        1.83%       1.73%      1.62%      1.66%      1.46%      1.19%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly.....        1.73%       1.63%      1.52%      1.58%      1.41%      1.14%
Portfolio turnover........................................          28%         23%       124%        79%       100%       102%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes


                                                                  Value Series-7

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $9,233 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has voluntarily agreed to waive management fees in the amount of 0.05% of average daily net assets until such time as the waiver is discontinued.


                                                                  Value Series-8

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has also contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.86% of average daily net assets of the Series through April 30, 2007. Prior to May 1, 2006 the expense limitation was 0.80% of average daily net assets. No reimbursement was due for the six months ended June 30, 2006 under the 0.86% or 0.80% limit, although DMC did waive the management fee to 0.60%.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2006, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                           OTHER
  INVESTMENT            TRANSFER AGENT,                             EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION       PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES      FEES PAYABLE        TO DMC
     DMC                 PAYABLE TO DSC             TO DDLP     AND AFFILIATES*
--------------   -----------------------------   ------------   ---------------
   $227,825                 $19,263                 $19,092         $18,365

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services, including internal legal services provided to the Series by DMC employees. For the six months ended June 30, 2006, the Series was charged $9,752 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the six months ended June 30, 2006, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases........................   $83,714,383
Sales............................    60,950,164

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                 AGGREGATE      AGGREGATE
   COST OF      UNREALIZED     UNREALIZED    NET UNREALIZED
 INVESTMENTS   APPRECIATION   DEPRECIATION    APPRECIATION
------------   ------------   ------------   --------------
$446,445,916    $51,286,021   $(8,166,691)     $43,119,330

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                     SIX MONTHS      YEAR
                                       ENDED         ENDED
                                      6/30/06*     12/31/05
                                    -----------   ----------
Ordinary income..................   $ 7,279,765   $5,899,066
Long-term capital gain...........     9,878,921           --
                                    -----------   ----------
                                    $17,158,686   $5,899,066
                                    ===========   ==========

* Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


                                                                  Value Series-9

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ............   $413,387,426
Undistributed ordinary income ............      4,616,877
*Capital loss carryforwards ..............     (4,296,070)
Six month period realized gains...........     16,987,802
Unrealized appreciation of investments ...     43,119,330
                                             ------------
Net assets................................   $473,815,365
                                             ============

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware VIP Devon Series in 2003.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $2,816,084 expires in 2009 and $1,479,986 expires in 2010. For the six months ended June 30, 2006, the Series had capital gains of $16,987,802 which may reduce the capital loss carryforwards.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                  SIX MONTHS      YEAR
                                                     ENDED        ENDED
                                                    6/30/06     12/31/05
                                                  ----------   ----------
Shares sold:
   Standard Class .............................    2,788,709    3,617,312
   Service Class ..............................    1,286,578    2,487,125
Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .............................      713,001      296,056
   Service Class ..............................      153,599       31,488
                                                  ----------   ----------
                                                   4,941,887    6,431,981
                                                  ----------   ----------
Shares repurchased:
   Standard Class .............................   (2,536,520)  (2,581,332)
   Service Class ..............................     (506,781)    (397,840)
                                                  ----------   ----------
                                                  (3,043,301)  (2,979,172)
                                                  ----------   ----------
Net increase ..................................    1,898,586    3,452,809
                                                  ==========   ==========


                                                                 Value Series-10

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2006, or at any time during the period.

7. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2006, the market value of securities on loan was $16,387,861, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                                 Value Series-11

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
OTHER SERIES INFORMATION

BOARD CONSIDERATION OF DELAWARE VIP VALUE SERIES INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Value Series (the "Series"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Series performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Series' investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Series policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Series, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Series' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board was pleased by DMC's investment performance. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Series' performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board's view of such performance.

The Performance Universe for the Series consisted of the Series and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series' total return for the one, three and 10 year periods was in the second quartile of such Performance Universe. The report further showed that the Series' total return for the five year period was in the first quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Series and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Series' contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Series' total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series' total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board's view of such expenses.


                                                                 Value Series-12

DELAWARE VIP VALUE SERIES
OTHER SERIES INFORMATION (CONTINUED)

The expense comparisons for the Series showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationship with the Series and the Delaware Investments Family of Funds required no negotiation of reduction of fees.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Series' management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.


                                                                 Value Series-13

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

          Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT: Delaware VIP Trust

/s/ Patrick P. Coyne
-------------------------------------
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Patrick P. Coyne
-------------------------------------
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 25, 2006

/s/ Michael P. Bishof
-------------------------------------
By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 25, 2006